UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1:	Report(s) to Shareholders.

Semiannual report dated February 28, 2015, enclosed.
Schwab International Equity ETFs

Schwab International
Equity ETF™
Schwab International Small-Cap
Equity ETF™
Schwab Emerging Markets
Equity ETF™
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This wrapper is not part of the shareholder report.

Schwab International Equity ETFs
Semiannual Report
February 28, 2015
Schwab International
Equity ETF™
Schwab International Small-Cap
Equity ETF™
Schwab Emerging Markets
Equity ETF™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 28, 2015
Schwab International Equity ETFTM (Ticker Symbol: SCHF)
Market Price Return[1]	-2.79%
NAV Return[1]	-2.60% *
FTSE Developed ex US Index (Net)**	-2.59%
ETF Category: Morningstar Foreign Large Blend[2]	-1.67%
Performance Details	pages 6-7

Schwab International Small-Cap Equity ETFTM (Ticker Symbol: SCHC)
Market Price Return[1]	-6.48%
NAV Return[1]	-6.15%
FTSE Developed Small Cap ex US Liquid Index (Net)**	-6.44%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-3.31%
Performance Details	pages 8-9

Schwab Emerging Markets Equity ETFTM (Ticker Symbol: SCHE)
Market Price Return[1]	-6.61%
NAV Return[1]	-6.86%
FTSE Emerging Index (Net)**	-6.77%
ETF Category: Morningstar Diversified Emerging Markets[2]	-9.60%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — “FTSE” is a trademark of the London Stock Exchange Group companies (“LSEG”) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by LSEG and LSEG does not make any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the Adviser.
*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
**	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab International Equity ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we provide funds that are designed to be part of the foundation of a diversified portfolio. The Schwab International Equity ETFs represent an important part of our product line-up, and are discussed in this semiannual report. The funds track international stock indices constructed by industry-leading index providers, and offer the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency, at some of the lowest operating expense ratios in the industry.
For the six-month reporting period ended February 28, 2015, although they produced negative returns, the funds closely tracked their respective indices. The depreciation of many international currencies versus the U.S. dollar contributed to these results, with the U.S. dollar’s strength reflecting signs of decoupling between central bank policies in the U.S. and other countries. Lackluster economic growth was another factor that reduced the performance of stocks in developed international markets.
Stocks in emerging markets produced negative overall returns in U.S. dollar terms as well. A strong performance by the U.S. dollar, and falling oil and commodity prices in general, were some of the factors that reduced the relative performance of these securities. Political unrest between Russia and Ukraine also negatively affected performance, driving up market volatility, increasing risk,1 and reducing returns. Reflecting these conditions, the FTSE Developed ex-U.S. Index returned -2.6% and the FTSE Emerging Index returned -6.8%.2
Asset Class Performance Comparison % returns during the six months ended 2/28/2015

For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab International Equity ETFs3

From the President continued

For the six-month reporting period ended February 28, 2015, the funds closely tracked their respective indices, although they produced negative returns.

For more information about the performance, holdings, and portfolio characteristics of the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these ETFs by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
[1]	To find out more information, please read “Investments in Russian Securities” in the “Insights” tab on CSIMFunds.com.
[2]	The total returns cited are for the FTSE Developed ex-U.S. Index (Net) and the FTSE Emerging Index (Net), which are calculated net of foreign withholding taxes.
4Schwab International Equity ETFs

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
Schwab International Equity ETFs5

Schwab International Equity ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Equity ETFTM (11/3/09)
Market Price Return[2]	-2.79%	-0.08%	7.20%	6.69%
NAV Return[2]	-2.60%**	0.06%	7.32%	6.71%
FTSE Developed ex US Index (Net)[3]	-2.59%	-0.06%	7.43%	6.80%
ETF Category: Morningstar Foreign Large Blend[4]	-1.67%	2.55%	7.38%	6.84%
Fund Expense Ratio5: 0.08%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — “FTSE” is a trademark of the London Stock Exchange Group companies (“LSEG”) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by LSEG and LSEG does not make any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the Adviser.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
**	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
6Schwab International Equity ETFs

Schwab International Equity ETF
Performance and Fund Facts as of 02/28/15 continued
Statistics
Number of Holdings	1,213
Weighted Average Market Cap (millions)	$58,525
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1,2]	3%
Sector Weightings % of Investments
Financials	25.7%
Industrials	12.8%
Consumer Discretionary	12.7%
Consumer Staples	10.4%
Health Care	10.3%
Materials	8.2%
Energy	6.4%
Information Technology	5.7%
Telecommunication Services	4.2%
Utilities	3.3%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Nestle S.A. – Reg'd	1.6%
Novartis AG – Reg'd	1.5%
Roche Hoding AG	1.2%
Toyota Motor Corp.	1.2%
HSBC Holdings plc	1.1%
Samsung Electronics Co., Ltd. GDR	0.9%
Royal Dutch Shell plc, A Shares	0.8%
BP plc	0.8%
Bayer AG – Reg'd	0.8%
Commonwealth Bank of Australia	0.7%
Total	10.6%

Country Weightings % of Investments
Japan	20.4%
United Kingdom	18.1%
France	8.0%
Switzerland	7.9%
Germany	7.8%
Canada	7.6%
Australia	6.6%
Republc of Korea	3.6%
Hong Kong	3.2%
Spain	2.8%
Other Countries	14.0%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab International Equity ETFs7

Schwab International Small-Cap Equity ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Small-Cap Equity ETFTM (1/14/10)
Market Price Return[2]	-6.48%	-5.15%	8.46%	6.88%
NAV Return[2]	-6.15%	-5.55%	8.65%	6.89%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	-6.44%	-5.87%	8.86%	7.06%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-3.31%	-2.20%	9.41%	7.78%
Fund Expense Ratio5: 0.19%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Investments in smaller companies typically exhibit higher volatility.
Index ownership — “FTSE” is a trademark of the London Stock Exchange Group companies (“LSEG”) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by LSEG and LSEG does not make any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the Adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus dated December 29, 2014. Effective March 4, 2015, the management fee was reduced to 0.18%. For more information, see financial note 4 or refer to the prospectus supplement dated March 4, 2015.
8Schwab International Equity ETFs

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of 02/28/15 continued
Statistics
Number of Holdings	1,519
Weighted Average Market Cap (millions)	$2,277
Price/Earnings Ratio (P/E)	22.3
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1,2]	13%
Sector Weightings % of Investments
Financials	22.2%
Industrials	21.0%
Consumer Discretionary	16.6%
Materials	9.5%
Information Technology	9.1%
Energy	5.8%
Health Care	5.8%
Consumer Staples	5.2%
Utilities	2.3%
Telecommunication Services	1.5%
Other	1.0%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Deutsche Annington Immobilien SE	0.7%
Gildan Activewear, Inc.	0.5%
Open Text Corp.	0.4%
Dixons Carphone plc	0.4%
Keyera Corp.	0.3%
Dollarama, Inc.	0.3%
DS Smith plc	0.3%
Inchcape plc	0.3%
Penn Group plc	0.3%
Methanex Corp.	0.3%
Total	3.8%

Country Weightings % of Investments
United Kingdom	20.9%
Japan	17.3%
Canada	15.4%
Germany	5.2%
Australia	4.7%
Republc of Korea	4.5%
France	3.6%
Italy	3.5%
Switzerland	3.4%
Sweden	3.3%
Other Countries	18.2%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab International Equity ETFs9

Schwab Emerging Markets Equity ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Emerging Markets Equity ETFTM (1/14/10)
Market Price Return[2]	-6.61%	10.50%	3.51%	2.11%
NAV Return[2]	-6.86%	9.19%	3.61%	1.99%
FTSE Emerging Index (Net)[3]	-6.77%	9.42%	3.94%	2.31%
ETF Category: Morningstar Diversified Emerging Markets[4]	-9.60%	2.73%	2.00%	0.37%
Fund Expense Ratio5: 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — “FTSE” is a trademark of the London Stock Exchange Group companies (“LSEG”) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by LSEG and LSEG does do not make any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the Adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
10Schwab International Equity ETFs

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of 02/28/15 continued
Statistics
Number of Holdings	680
Weighted Average Market Cap (millions)	$45,403
Price/Earnings Ratio (P/E)	13.6
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1,2]	5%
Sector Weightings % of Investments
Financials	30.7%
Information Technology	13.7%
Energy	9.2%
Telecommunication Services	8.2%
Consumer Staples	8.2%
Materials	7.8%
Consumer Discretionary	7.7%
Industrials	6.7%
Utilities	3.7%
Health Care	2.5%
Other	1.6%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.3%
Tencent Holdings Ltd.	2.4%
China Mobile Ltd.	2.1%
China Construction Bank Corp., H Shares	1.7%
Naspers Ltd., N Shares	1.5%
Industrial & Commercial Bank of China Ltd., H Shares	1.5%
Bank of China Ltd., H Shares	1.3%
Itau Unibanco Holding S.A. ADR	1.1%
Infosys Ltd.	1.0%
Hon Hai Precision Industry, Co., Ltd.	1.0%
Total	16.9%

Country Weightings % of Investments
China	24.4%
Taiwan	14.2%
India	12.2%
Brazil	9.6%
South Africa	9.5%
Mexico	5.3%
Malaysia	4.3%
Russia	3.8%
Thailand	3.0%
Indonesia	2.8%
Other Countries	10.9%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab International Equity ETFs11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2014 and held through February 28, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 9/1/14	Ending Account Value (Net of Expenses) at 2/28/15	Expenses Paid During Period[2] 9/1/14–2/28/15
Schwab International Equity ETFTM
Actual Return	0.08%	$1,000.00	$ 973.70	$0.39
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40
Schwab International Small-Cap Equity ETFTM
Actual Return	0.19%	$1,000.00	$ 938.50	$ 0.91
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$ 0.95
Schwab Emerging Markets Equity ETFTM
Actual Return	0.14%	$1,000.00	$ 931.40	$ 0.67
Hypothetical 5% Return	0.14%	$1,000.00	$ 1,024.11	$ 0.70

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
12Schwab International Equity ETFs

Schwab International Equity ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	10/30/09 [1]– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	32.37	28.32	24.96	25.99	23.82	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.27 [2]	0.88	0.66	0.76	0.68	0.38
Net realized and unrealized gains (losses)	(1.16)	3.87	3.42	(1.04)	1.96 [3]	(1.52)
Total from investment operations	(0.89)	4.75	4.08	(0.28)	2.64	(1.14)
Less distributions:
Distributions from net investment income	(0.84)	(0.70)	(0.72)	(0.75)	(0.47)	(0.04)
Net asset value at end of period	30.64	32.37	28.32	24.96	25.99	23.82
Total return (%)	(2.63) [4]	16.90	16.55	(0.75)	11.04	(4.57) [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.08 [5]	0.09 [6]	0.09	0.13	0.13	0.14 [5,7]
Net investment income (loss)	1.79 [5]	3.44	3.03	3.40	3.10	2.94 [5]
Portfolio turnover rate[8]	3 [4]	7	9	8	6	6 [4]
Net assets, end of period ($ x 1,000)	3,238,776	2,654,016	1,464,105	768,666	634,208	285,869

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective April 18, 2014, the annual operating expense ratio was reduced to 0.08%. The ratio presented for period ended 8/31/14 is a blended ratio.
[7]	Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    13

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,959,974,669	3,211,337,760
0.5%	Preferred Stock	11,819,889	14,761,832
0.0%	Rights	—	6,105
0.2%	Other Investment Companies	7,530,650	7,530,650
0.0%	Short-Term Investments	507,994	507,997
99.9%	Total Investments	2,979,833,202	3,234,144,344
0.1%	Other Assets and Liabilities, Net		4,631,619
100.0%	Net Assets		3,238,775,963

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.2% of net assets
Australia 6.6%
Australia & New Zealand Banking Group Ltd.	577,122	0.5	15,964,572
BHP Billiton Ltd.	660,625	0.5	17,400,558
Commonwealth Bank of Australia	336,560	0.7	24,215,622
National Australia Bank Ltd.	481,992	0.4	14,298,885
Westpac Banking Corp.	645,130	0.6	19,189,071
Other Securities		3.9	121,991,013
		6.6	213,059,721
Austria 0.2%
Other Securities		0.2	5,869,197
Belgium 1.1%
Anheuser-Busch InBev N.V.	163,021	0.6	20,790,323
Other Securities		0.5	15,727,379
		1.1	36,517,702
Canada 7.6%
Royal Bank of Canada	294,582	0.6	18,474,926
The Bank of Nova Scotia	256,851	0.4	13,743,015
The Toronto-Dominion Bank	381,300	0.5	16,734,265
Security	Number of Shares	% of Net Assets	Value ($)
Valeant Pharmaceuticals International, Inc. *	65,031	0.4	12,826,000
Other Securities		5.7	184,345,869
		7.6	246,124,075
Denmark 1.4%
Novo Nordisk A/S, B Shares	412,255	0.6	19,810,449
Other Securities		0.8	26,228,921
		1.4	46,039,370
Finland 0.8%
Other Securities		0.8	25,092,822
France 8.0%
BNP Paribas S.A.	199,550	0.4	11,659,054
Sanofi	235,431	0.7	23,159,035
Total S.A.	418,086	0.7	22,619,611
Other Securities		6.2	200,507,919
		8.0	257,945,619
Germany 7.3%
Allianz SE - Reg'd	95,130	0.5	15,962,698
BASF SE	190,554	0.6	18,306,388
Bayer AG - Reg'd	170,021	0.8	25,182,462
Daimler AG - Reg'd	197,183	0.6	19,133,437
Deutsche Telekom AG - Reg'd	644,339	0.4	12,047,786
SAP SE	189,417	0.4	13,350,956
Siemens AG - Reg'd	164,892	0.6	18,461,814
Other Securities		3.4	114,601,507
		7.3	237,047,048
Greece 0.1%
Other Securities		0.1	1,684,744
Hong Kong 3.2%
AIA Group Ltd.	2,562,081	0.5	15,080,878
Other Securities		2.7	88,534,805
		3.2	103,615,683
Ireland 0.2%
Other Securities		0.2	7,779,996
Israel 0.6%
Other Securities		0.6	18,040,605
Italy 2.1%
Other Securities		2.1	66,689,468
Japan 20.3%
Honda Motor Co., Ltd.	359,880	0.4	11,889,632
Mitsubishi UFJ Financial Group, Inc.	3,074,176	0.6	19,999,052
SoftBank Corp.	183,431	0.3	11,303,996
Toyota Motor Corp.	556,692	1.2	37,547,431
Other Securities		17.8	578,072,457
		20.3	658,812,568
14    See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 2.5%
ING Groep N.V. CVA *	768,439	0.4	11,510,933
Unilever N.V. CVA	321,132	0.4	14,011,686
Other Securities		1.7	54,448,559
		2.5	79,971,178
New Zealand 0.2%
Other Securities		0.2	5,243,574
Norway 0.6%
Other Securities		0.6	19,212,995
Portugal 0.1%
Other Securities		0.1	4,210,443
Republic of Korea 3.6%
Samsung Electronics Co., Ltd. GDR	44,996	0.9	27,942,516
Other Securities		2.7	88,659,839
		3.6	116,602,355
Singapore 1.2%
Other Securities		1.2	39,750,519
Spain 2.8%
Banco Bilbao Vizcaya Argentaria S.A.	1,195,467	0.4	12,041,238
Banco Santander S.A.	2,737,784	0.6	20,061,761
Telefonica S.A.	847,871	0.4	13,214,342
Other Securities		1.4	46,948,277
		2.8	92,265,618
Sweden 2.7%
Other Securities		2.7	87,763,261
Switzerland 7.9%
Nestle S.A. - Reg'd	649,605	1.6	50,981,658
Novartis AG - Reg'd	480,980	1.5	49,442,512
Roche Holding AG	144,060	1.2	39,327,772
UBS Group AG *	777,555	0.4	13,738,445
Other Securities		3.2	102,893,973
		7.9	256,384,360
United Kingdom 18.1%
AstraZeneca plc	265,452	0.6	18,335,199
Barclays plc	3,296,129	0.4	13,086,062
BP plc	3,729,145	0.8	25,821,201
British American Tobacco plc	380,602	0.7	22,245,044
Diageo plc	528,500	0.5	15,808,070
GlaxoSmithKline plc	984,458	0.7	23,452,082
HSBC Holdings plc	3,888,531	1.1	34,691,878
Lloyds Banking Group plc *	11,407,144	0.4	13,926,587
Prudential plc	544,465	0.4	13,710,870
Reckitt Benckiser Group plc	134,292	0.4	12,161,536
Rio Tinto plc	259,709	0.4	12,811,222
Royal Dutch Shell plc, A Shares	795,007	0.8	26,021,815
Security	Number of Shares	% of Net Assets	Value ($)
Royal Dutch Shell plc, B Shares	521,211	0.5	17,764,841
Vodafone Group plc	5,471,110	0.6	18,973,130
Other Securities		9.8	316,805,302
		18.1	585,614,839
Total Common Stock
(Cost $2,959,974,669)			3,211,337,760

Preferred Stock 0.5% of net assets
Germany 0.5%
Other Securities		0.5	14,761,832
Total Preferred Stock
(Cost $11,819,889)			14,761,832

Rights 0.0% of net assets
Australia 0.0%
Other Securities		0.0	—
Republic of Korea 0.0%
Other Securities		0.0	6,105
Total Rights
(Cost $—)			6,105

Other Investment Companies 0.2% of net assets
United States 0.2%
Money Market Fund 0.1%
Other Securities		0.1	1,950,720
Securities Lending Collateral 0.1%
Other Securities		0.1	5,579,930
Total Other Investment Companies
(Cost $7,530,650)			7,530,650
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
Other Securities		0.0	507,997
Total Short-Term Investment
(Cost $507,994)			507,997

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $2,980,733,655 and the unrealized appreciation and depreciation were $404,406,040 and ($150,995,351), respectively, with a net unrealized appreciation of $253,410,689.
See financial notes    15

Schwab International Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,295,981. Non-Cash Collateral pledged to the fund for securities on loan amounted to $23,985.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $1,346,390 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $351,460 or 0.0% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 02/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/20/15	47	4,406,955	62,302

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,211,337,760	$—	$—	$3,211,337,760
Preferred Stock[1]	14,761,832	—	—	14,761,832
Rights [1]
Republic of Korea[1]	—	—	6,105	6,105
Other Investment Companies[1]	7,530,650	—	—	7,530,650
Short-Term Investments[1]	—	507,997	—	507,997
Total	$3,233,630,242	$507,997	$6,105	$3,234,144,344
Other Financial Instruments
Futures Contracts[2]	$62,302	$—	$—	$62,302
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 28, 2015
Common Stock
Hong Kong	$331,291	$10,065	($10,519)	$—	($217,284)	$—	($113,553)	$—
Australia	—	(55,236)	55,236	—	—	—	—	—
Rights
Republic of Korea	—	—	6,105	—	—	—	—	6,105
Singapore	85,210	—	(85,210)	—	—	—	—	—
Total	$416,501	($45,171)	($34,388)	$—	($217,284)	$—	($113,553)	$6,105
16    See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at February 28, 2015 was $6,105.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 1. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques, which utilize significant observable inputs. There were no transfers between any other Levels for the period ended February 28, 2015.
See financial notes    17

Schwab International Equity ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $2,974,253,272) including securities on loan of $5,295,981		$3,228,564,414
Collateral invested for securities on loan, at value (cost $5,579,930)	+	5,579,930
Total investments, at value (cost $2,979,833,202)		3,234,144,344
Foreign currency, at value (cost $1,249,135)		1,248,657
Receivables:
Investments sold		98,448
Fund shares sold		67,268,707
Dividends		5,442,263
Foreign tax reclaims		1,422,662
Income from securities on loan	+	22,915
Total assets		3,309,647,996
Liabilities
Collateral held for securities on loan		5,579,930
Payables:
Investments bought		65,247,139
Investment adviser fees		41,439
Variation margin on futures contracts	+	3,525
Total liabilities		70,872,033
Net Assets
Total assets		3,309,647,996
Total liabilities	–	70,872,033
Net assets		$3,238,775,963
Net Assets by Source
Capital received from investors		3,046,286,888
Net investment income not yet distributed		712,141
Net realized capital losses		(62,476,705)
Net unrealized capital appreciation		254,253,639

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,238,775,963		105,700,000		$30.64

18    See financial notes

Schwab International Equity ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,978,282)		$25,529,944
Interest		347
Securities on loan	+	59,155
Total investment income		25,589,446
Expenses
Investment adviser fees		1,095,293
Total expenses	–	1,095,293
Net investment income		24,494,153
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(13,103,838)
Net realized losses on futures contracts		(283,435)
Net realized losses on foreign currency transactions	+	(1,094,970)
Net realized losses		(14,482,243)
Net change in unrealized appreciation (depreciation) on investments		(53,200,909)
Net change in unrealized appreciation (depreciation) on futures contracts		16,638
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(72,862)
Net change in unrealized appreciation (depreciation)	+	(53,257,133)
Net realized and unrealized losses		(67,739,376)
Decrease in net assets resulting from operations		($43,245,223)
See financial notes    19

Schwab International Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$24,494,153	$71,574,846
Net realized losses		(14,482,243)	(9,108,631)
Net change in unrealized appreciation (depreciation)	+	(53,257,133)	217,599,236
Increase (Decrease) in net assets resulting from operations		(43,245,223)	280,065,451
Distributions to Shareholders
Distributions from net investment income		($79,192,160)	($41,541,200)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,700,000	$707,197,354	30,300,000	$951,386,985
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		23,700,000	$707,197,354	30,300,000	$951,386,985
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		82,000,000	$2,654,015,992	51,700,000	$1,464,104,756
Total increase	+	23,700,000	584,759,971	30,300,000	1,189,911,236
End of period		105,700,000	$3,238,775,963	82,000,000	$2,654,015,992
Net investment income not yet distributed			$712,141		$55,410,148
20    See financial notes

Schwab International Small-Cap Equity ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	1/13/10 [1]– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	33.32	28.61	24.94	27.48	23.54	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.25 [2]	0.71	0.76	0.67	0.72	0.21
Net realized and unrealized gains (losses)	(2.34)	4.90	3.72	(2.39)	3.88	(1.67)
Total from investment operations	(2.09)	5.61	4.48	(1.72)	4.60	(1.46)
Less distributions:
Distributions from net investment income	(0.75)	(0.90)	(0.81)	(0.82)	(0.66)	–
Net asset value at end of period	30.48	33.32	28.61	24.94	27.48	23.54
Total return (%)	(6.15) [3]	19.84	18.23	(5.91)	19.52	(5.84) [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.19 [4]	0.19	0.21 [5]	0.35	0.35	0.35 [4]
Net investment income (loss)	1.72 [4]	2.21	2.86	2.65	2.46	2.18 [4]
Portfolio turnover rate[6]	13 [3]	16	20	25	18	7 [3]
Net assets, end of period ($ x 1,000)	429,740	403,229	280,422	159,610	162,139	58,848

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/13 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    21

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	386,988,557	425,833,169
0.3%	Preferred Stock	1,107,757	1,390,803
0.0%	Rights	—	26,734
1.2%	Other Investment Companies	4,278,392	4,951,585
100.6%	Total Investments	392,374,706	432,202,291
(0.6)%	Other Assets and Liabilities, Net		(2,461,973)
100.0%	Net Assets		429,740,318

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.1% of net assets
Australia 4.7%
Other Securities		4.7	20,333,320
Austria 0.8%
Other Securities		0.8	3,614,632
Belgium 1.7%
Other Securities		1.7	7,364,393
Canada 15.5%
AltaGas Ltd.	34,514	0.3	1,243,571
CCL Industries, Inc., Class B	8,434	0.2	934,282
Constellation Software, Inc.	3,956	0.3	1,333,821
Dollarama, Inc.	30,008	0.3	1,502,503
Empire Co., Ltd., A Shares	13,179	0.2	974,612
Gildan Activewear, Inc.	32,233	0.5	1,962,660
H&R Real Estate Investment Trust	65,403	0.3	1,266,524
Industrial Alliance Insurance & Financial Services, Inc.	27,706	0.2	941,913
Keyera Corp.	22,429	0.3	1,504,008
Methanex Corp.	24,930	0.3	1,357,459
Onex Corp.	22,996	0.3	1,299,666
Open Text Corp.	31,912	0.4	1,861,076
Peyto Exploration & Development Corp.	34,514	0.2	966,331
Progressive Waste Solutions Ltd.	31,833	0.2	890,248
Vermilion Energy, Inc.	26,014	0.3	1,171,271
Security	Number of Shares	% of Net Assets	Value ($)
West Fraser Timber Co., Ltd.	16,283	0.2	887,535
Other Securities		11.0	46,571,756
		15.5	66,669,236
Denmark 1.4%
GN Store Nord A/S	41,533	0.2	967,009
Other Securities		1.2	5,035,526
		1.4	6,002,535
Finland 1.8%
Elisa Oyj	42,214	0.3	1,151,062
Other Securities		1.5	6,562,638
		1.8	7,713,700
France 3.6%
Ingenico	11,172	0.3	1,247,217
Teleperformance	15,989	0.3	1,237,988
Other Securities		3.0	13,025,128
		3.6	15,510,333
Germany 5.0%
Deutsche Annington Immobilien SE	77,650	0.7	3,002,638
LEG Immobilien AG *	12,838	0.2	1,058,237
Other Securities		4.1	17,341,873
		5.0	21,402,748
Greece 0.4%
Other Securities		0.4	1,899,758
Hong Kong 2.0%
Other Securities		2.0	8,577,985
Ireland 0.7%
Other Securities		0.7	3,014,926
Israel 0.4%
Other Securities		0.4	1,567,767
Italy 3.4%
Banca Popolare dell'Emilia Romagna SC *	114,591	0.2	947,273
Banca Popolare di Milano Scarl *	1,199,980	0.3	1,129,258
Other Securities		2.9	12,517,194
		3.4	14,593,725
Japan 17.4%
Other Securities		17.4	74,709,847
Netherlands 1.7%
Other Securities		1.7	7,411,710
New Zealand 0.8%
Other Securities		0.8	3,240,393
Norway 1.1%
Other Securities		1.1	4,839,158
22    See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Portugal 0.4%
Other Securities		0.4	1,877,405
Republic of Korea 4.6%
Other Securities		4.6	19,603,473
Singapore 2.0%
Other Securities		2.0	8,585,764
Spain 2.2%
Other Securities		2.2	9,351,079
Sweden 3.3%
NCC AB, B Shares	25,547	0.2	895,290
Other Securities		3.1	13,263,798
		3.3	14,159,088
Switzerland 3.3%
Other Securities		3.3	14,003,451
United Kingdom 20.9%
Amlin plc	138,623	0.3	1,134,337
Bellway plc	34,233	0.2	1,053,312
Booker Group plc	368,818	0.2	915,373
BTG plc *	94,542	0.3	1,108,207
Capital & Counties Properties plc	201,938	0.3	1,262,343
Catlin Group Ltd.	95,627	0.2	1,011,567
Close Brothers Group plc	45,094	0.3	1,143,584
Derwent London plc	22,619	0.3	1,171,005
Dixons Carphone plc	236,720	0.4	1,611,833
DS Smith plc	249,238	0.3	1,414,352
Essentra plc	71,032	0.3	1,117,487
Great Portland Estates plc	91,266	0.3	1,129,044
Halma plc	94,972	0.2	1,045,734
Henderson Group plc	237,215	0.2	959,371
Hiscox Ltd.	88,513	0.3	1,081,992
Howden Joinery Group plc	163,640	0.3	1,173,153
IG Group Holdings plc	101,395	0.3	1,145,446
Inchcape plc	121,590	0.3	1,382,982
Man Group plc	404,213	0.3	1,196,869
Pennon Group plc	103,353	0.3	1,358,432
Rightmove plc	24,961	0.3	1,168,428
Spectris plc	27,976	0.2	941,206
Spirax-Sarco Engineering plc	19,888	0.2	987,205
UBM plc	108,758	0.2	911,805
Other Securities		14.4	62,361,676
		20.9	89,786,743
Total Common Stock
(Cost $386,988,557)			425,833,169

Preferred Stock 0.3% of net assets
Germany 0.2%
Other Securities		0.2	988,723
Italy 0.1%
Other Securities		0.1	358,348
Security	Number of Shares	% of Net Assets	Value ($)
Republic of Korea 0.0%
Other Securities		0.0	43,732
Total Preferred Stock
(Cost $1,107,757)			1,390,803

Rights 0.0% of net assets
Australia 0.0%
Other Securities		0.0	14,397
Finland 0.0%
Other Securities		0.0	10,989
New Zealand 0.0%
Other Securities		0.0	747
United Kingdom 0.0%
Other Securities		0.0	601
Total Rights
(Cost $—)			26,734

Other Investment Companies 1.2% of net assets
Australia 0.0%
Other Securities		0.0	89,613
Switzerland 0.2%
BB Biotech AG - Reg'd *	2,987	0.2	897,991
United Kingdom 0.1%
Other Securities		0.1	348,729
United States 0.9%
Equity Fund 0.1%
Other Securities		0.1	250,500
Money Market Fund 0.0%
Other Securities		0.0	29,114
Securities Lending Collateral 0.8%
Other Securities		0.8	3,335,638
		0.9	3,615,252
Total Other Investment Companies
(Cost $4,278,392)			4,951,585

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $392,464,841 and the unrealized appreciation and depreciation were $74,430,946 and ($34,693,496), respectively, with a net unrealized appreciation of $39,737,450.
See financial notes    23

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $376,225 or 0.1% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $3,325,874. Non-Cash Collateral pledged to the fund for securities on loan amounted to $220,914.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,549,493 or 0.4% of net assets.
(f)	Securities are traded on separate exchanges for the same entity.

ETF –	Exchange Traded Fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$322,212,017	$—	$—	$322,212,017
Australia	20,332,099	—	1,221	20,333,320
Hong Kong	8,289,165	—	288,820	8,577,985
Japan	74,490,033	—	219,814	74,709,847
Preferred Stock[1]	1,390,803	—	—	1,390,803
Rights [1]	—	—	26,734	26,734
Other Investment Companies[1]	4,951,585	—	—	4,951,585
Total	$431,665,702	$—	$536,589	$432,202,291
[1]	As categorized in the complete schedule of portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 28, 2015
Common Stock
Australia	$93,288	($82,313)	$8,539	$11,240	($29,533)	$—	$—	$1,221
Hong Kong	107,869	—	(28,135)	316,955	—	—	(107,869)	288,820
Japan	—	—	(1,680)	77,223	—	144,271	—	219,814
Spain	27,964	—	(27,964)	—	—	—	—	—
Rights
Australia	—	—	14,397	—	—	—	—	14,397
Finland	—	—	10,989	—	—	—	—	10,989
New Zealand	—	—	747	—	—	—	—	747
United Kingdom	—	—	601	—	—	—	—	601
Total	$229,121	($82,313)	($22,506)	$405,418	($29,533)	$144,271	($107,869)	$536,589
24    See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 28, 2015 was ($31,385).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended February 28, 2015. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between any other Levels for the period ended February 28, 2015.
See financial notes    25

Schwab International Small-Cap Equity ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $389,039,068) including securities on loan of $3,325,874		$428,866,653
Collateral invested for securities on loan, at value (cost $3,335,638)	+	3,335,638
Total investments, at value (cost $392,374,706)		432,202,291
Foreign currency, at value (cost $278,338)		278,619
Receivables:
Investments sold		900,496
Dividends		485,492
Foreign tax reclaims		74,176
Income from securities on loan	+	8,641
Total assets		433,949,715
Liabilities
Collateral held for securities on loan		3,335,638
Payables:
Investments bought		860,452
Investment adviser fees	+	13,307
Total liabilities		4,209,397
Net Assets
Total assets		433,949,715
Total liabilities	–	4,209,397
Net assets		$429,740,318
Net Assets by Source
Capital received from investors		422,311,294
Distributions in excess of net investment income		(4,676,969)
Net realized capital losses		(27,713,083)
Net unrealized capital appreciation		39,819,076

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$429,740,318		14,100,000		$30.48

26    See financial notes

Schwab International Small-Cap Equity ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $309,593)		$3,601,120
Securities on loan	+	41,950
Total investment income		3,643,070
Expenses
Investment adviser fees		362,984
Total expenses	–	362,984
Net investment income		3,280,086
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(9,914,300)
Net realized gains on in-kind redemptions		5,271,166
Net realized gains on futures contracts		12,107
Net realized losses on foreign currency transactions	+	(122,010)
Net realized losses		(4,753,037)
Net change in unrealized appreciation (depreciation) on investments		(21,519,288)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(3,447)
Net change in unrealized appreciation (depreciation)	+	(21,522,735)
Net realized and unrealized losses		(26,275,772)
Decrease in net assets resulting from operations		($22,995,686)
See financial notes    27

Schwab International Small-Cap Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$3,280,086	$7,886,966
Net realized gains (losses)		(4,753,037)	8,930,216
Net change in unrealized appreciation (depreciation)	+	(21,522,735)	41,051,758
Increase (Decrease) in net assets resulting from operations		(22,995,686)	57,868,940
Distributions to Shareholders
Distributions from net investment income		($9,800,112)	($9,580,780)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,600,000	$78,613,457	3,400,000	$110,086,847
Shares redeemed	+	(600,000)	(19,306,797)	(1,100,000)	(35,567,269)
Net transactions in fund shares		2,000,000	$59,306,660	2,300,000	$74,519,578
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,100,000	$403,229,456	9,800,000	$280,421,718
Total increase	+	2,000,000	26,510,862	2,300,000	122,807,738
End of period		14,100,000	$429,740,318	12,100,000	$403,229,456
Distributions in excess of net investment income/ Net investment income not yet distributed			($4,676,969)		$1,843,057
28    See financial notes

Schwab Emerging Markets Equity ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	1/13/10 [1]– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	27.34	22.94	23.65	26.10	24.30	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.16 [2]	0.63	0.50	0.63	0.62	0.27
Net realized and unrealized gains (losses)	(2.07)	4.40	(0.65)	(2.51)	1.41 [3]	(0.97)
Total from investment operations	(1.91)	5.03	(0.15)	(1.88)	2.03	(0.70)
Less distributions:
Distributions from net investment income	(0.68)	(0.63)	(0.56)	(0.57)	(0.23)	–
Net asset value at end of period	24.75	27.34	22.94	23.65	26.10	24.30
Total return (%)	(6.86) [4]	22.31	(0.89)	(7.04)	8.31	(2.80) [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.14 [5]	0.14	0.15	0.25	0.25	0.30 [5,6]
Net investment income (loss)	1.31 [5]	2.89	2.63	2.96	2.78	2.94 [5]
Portfolio turnover rate[7]	5 [4]	9	15	9	9	23 [4]
Net assets, end of period ($ x 1,000)	1,232,345	1,273,840	811,915	515,595	396,661	148,222

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    29

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Common Stock	1,141,480,135	1,199,239,163
2.5%	Preferred Stock	44,834,495	31,100,824
0.0%	Rights	—	25,486
1.6%	Other Investment Companies	19,685,305	19,685,305
0.0%	Short-Term Investment	99,999	100,000
101.4%	Total Investments	1,206,099,934	1,250,150,778
(1.4)%	Other Assets and Liabilities, Net		(17,805,606)
100.0%	Net Assets		1,232,345,172

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.3% of net assets
Brazil 7.3%
Ambev S.A. ADR	1,701,582	0.9	10,975,204
BRF S.A. ADR	320,214	0.6	7,268,858
Itau Unibanco Holding S.A. ADR	1,014,924	1.1	12,970,729
Vale S.A. ADR	741,522	0.4	4,797,648
Other Securities		4.3	54,371,345
		7.3	90,383,784
Chile 1.5%
Other Securities		1.5	17,924,295
China 24.8%
Bank of China Ltd., H Shares	26,892,000	1.3	15,465,037
China Construction Bank Corp., H Shares	25,589,128	1.7	21,281,792
China Life Insurance Co., Ltd., H Shares	2,791,680	1.0	11,968,791
China Mobile Ltd.	1,859,228	2.1	25,267,732
China Overseas Land & Investment Ltd.	1,475,392	0.4	4,499,161
China Petroleum & Chemical Corp., H Shares	9,034,256	0.6	7,571,793
Security	Number of Shares	% of Net Assets	Value ($)
China Telecom Corp., Ltd., H Shares	6,972,000	0.4	4,512,883
CNOOC Ltd.	5,976,000	0.7	8,583,982
Industrial & Commercial Bank of China Ltd., H Shares	25,856,040	1.5	18,869,980
PetroChina Co., Ltd., H Shares	7,253,024	0.7	8,416,947
Ping An Insurance Group Co. of China Ltd., H Shares	823,448	0.7	9,157,739
Tencent Holdings Ltd.	1,674,808	2.4	29,347,930
Other Securities		11.3	140,448,150
		24.8	305,391,917
Colombia 0.6%
Other Securities		0.6	7,711,546
Czech Republic 0.3%
Other Securities		0.3	3,144,486
Egypt 0.3%
Other Securities		0.3	3,633,629
Hungary 0.2%
Other Securities		0.2	3,016,868
India 12.3%
Axis Bank Ltd.	486,375	0.4	4,463,192
HDFC Bank Ltd.	368,004	0.5	6,275,806
Housing Development Finance Corp., Ltd.	556,944	1.0	12,141,839
ICICI Bank Ltd.	1,015,920	0.4	5,510,674
Infosys Ltd.	341,145	1.0	12,506,258
Reliance Industries Ltd.	577,078	0.6	7,988,336
Tata Consultancy Services Ltd.	155,376	0.5	6,693,072
Other Securities		7.9	96,507,075
		12.3	152,086,252
Indonesia 2.8%
PT Bank Central Asia Tbk	4,731,000	0.4	5,161,091
PT Telekomunikasi Indonesia (Persero) Tbk	20,467,800	0.4	4,647,814
Other Securities		2.0	25,336,143
		2.8	35,145,048
Malaysia 4.4%
Public Bank Berhad	1,035,654	0.4	5,264,479
Other Securities		4.0	48,469,302
		4.4	53,733,781
Mexico 5.4%
America Movil S.A.B. de C.V., Series L	10,787,060	0.9	11,543,135
Fomento Economico Mexicano S.A.B. de C.V. *	772,300	0.6	7,372,283
Grupo Financiero Banorte S.A.B. de C.V., O Shares	857,952	0.4	4,658,716
30    See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Grupo Televisa S.A.B., Series CPO *	971,616	0.5	6,602,856
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,191,200	0.4	5,362,226
Other Securities		2.6	30,936,056
		5.4	66,475,272
Pakistan 0.0%
Other Securities		0.0	219,648
Peru 0.3%
Other Securities		0.3	3,760,525
Philippines 1.9%
Other Securities		1.9	23,174,179
Poland 1.7%
Other Securities		1.7	20,734,035
Russia 3.8%
Gazprom OAO ADR	2,114,116	0.9	10,549,439
Lukoil OAO ADR	185,256	0.7	8,966,390
Magnit PJSC GDR - Reg'd	110,952	0.4	5,289,082
Other Securities		1.8	21,680,741
		3.8	46,485,652
South Africa 9.6%
FirstRand Ltd.	1,072,284	0.4	4,922,955
MTN Group Ltd.	646,404	0.9	11,462,535
Naspers Ltd., N Shares	129,399	1.5	19,013,425
Sasol Ltd.	191,782	0.6	6,973,472
Standard Bank Group Ltd.	447,204	0.5	5,852,835
Steinhoff International Holdings Ltd.	862,189	0.4	4,977,212
Other Securities		5.3	65,618,816
		9.6	118,821,250
Taiwan 14.4%
Delta Electronics, Inc.	704,700	0.4	4,555,138
Formosa Plastics Corp.	2,045,560	0.4	5,047,951
Fubon Financial Holding Co., Ltd.	2,616,114	0.4	4,664,938
Hon Hai Precision Industry Co., Ltd.	4,453,304	1.0	12,350,988
MediaTek, Inc.	527,713	0.6	7,948,042
Nan Ya Plastics Corp.	2,205,816	0.4	4,790,213
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,672,403	3.3	41,024,046
Other Securities		7.9	96,832,503
		14.4	177,213,819
Thailand 3.0%
Other Securities		3.0	37,045,226
Turkey 1.7%
Other Securities		1.7	21,279,228
Security	Number of Shares	% of Net Assets	Value ($)
United Arab Emirates 1.0%
Other Securities		1.0	11,858,723
Total Common Stock
(Cost $1,141,480,135)			1,199,239,163

Preferred Stock 2.5% of net assets
Brazil 2.4%
Banco Bradesco S.A.	764,233	0.8	10,049,543
Petroleo Brasileiro S.A.	1,546,046	0.4	5,174,484
Other Securities		1.2	14,449,542
		2.4	29,673,569
Colombia 0.1%
Other Securities		0.1	869,131
Russia 0.0%
Other Securities		0.0	558,124
Total Preferred Stock
(Cost $44,834,495)			31,100,824

Rights 0.0% of net assets
Malaysia 0.0%
Other Securities		0.0	25,486
Total Rights
(Cost $—)			25,486

Other Investment Companies 1.6% of net assets
United States 1.6%
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	4,643,977	0.4	4,643,977
Securities Lending Collateral 1.2%
Other Securities		1.2	15,041,328
Total Other Investment Companies
(Cost $19,685,305)			19,685,305
See financial notes    31

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
Other Securities		0.0	100,000
Total Short-Term Investment
(Cost $99,999)			100,000

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $1,214,045,167 and the unrealized appreciation and depreciation were $182,230,174 and ($146,124,563), respectively, with a net unrealized appreciation of $36,105,611.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,541,654. Non-Cash Collateral pledged to the fund for securities on loan amounted to $644,595.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $141,372 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $1,372,463 or 0.1% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	The rate shown is the purchase yield.
(h)	Securities are traded on separate exchanges for the same entity.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 2/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/20/15	20	991,900	33,772

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$893,627,598	$—	$—	$893,627,598
China	304,380,474	—	1,011,443	305,391,917
Pakistan	—	—	219,648	219,648
Preferred Stock[1]	31,100,824	—	—	31,100,824
Rights [1]	25,486	—	—	25,486
Other Investment Companies[1]	19,685,305	—	—	19,685,305
Short-Term Investment[1]	—	100,000	—	100,000
Total	$1,248,819,687	$100,000	$1,231,091	$1,250,150,778
Other Financial Instruments
Futures Contracts[2]	$33,772	$—	$—	$33,772
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
32    See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 28, 2015
Common Stock
China	$—	$3,508	$361,386	$112,725	($12,030)	$545,854	$—	$1,011,443
Pakistan	239,616	—	(19,968)	—	—	—	—	219,648
Warrants
Thailand	—	7,413	—	—	(7,413)	—	—	—
Total	$239,616	$10,921	$341,418	$112,725	($19,443)	$545,854	$—	$1,231,091
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 28, 2015 was $360,770.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any other Levels for the period ended February 28, 2015.
See financial notes    33

Schwab Emerging Markets Equity ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $1,191,058,606) including securities on loan of $14,541,654		$1,235,109,450
Collateral invested for securities on loan, at value (cost $15,041,328)	+	15,041,328
Total investments, at value (cost $1,206,099,934)		1,250,150,778
Cash		14,506
Foreign currency, at value (cost $3,100,443)		3,099,041
Receivables:
Investments sold		419
Fund shares sold		15,029,474
Dividends		1,042,029
Income from securities on loan		40,800
Foreign tax reclaims	+	17,268
Total assets		1,269,394,315
Liabilities
Collateral held for securities on loan		15,041,328
Payables:
Investments bought		20,185,685
Investment adviser fees		27,805
Foreign capital gains tax		1,793,425
Variation margin on futures contracts	+	900
Total liabilities		37,049,143
Net Assets
Total assets		1,269,394,315
Total liabilities	–	37,049,143
Net assets		$1,232,345,172
Net Assets by Source
Capital received from investors		1,286,929,386
Distributions in excess of net investment income		(2,852,370)
Net realized capital losses		(94,002,245)
Net unrealized capital appreciation		42,270,401

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,232,345,172		49,800,000		$24.75

34    See financial notes

Schwab Emerging Markets Equity ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $836,178)		$8,412,993
Interest		7
Securities on loan	+	198,882
Total investment income		8,611,882
Expenses
Investment adviser fees		828,718
Total expenses	–	828,718
Net investment income		7,783,164
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(17,604,574)
Net realized gains on in-kind redemptions		3,243,692
Net realized losses on futures contracts		(108,129)
Net realized losses on foreign currency transactions	+	(449,995)
Net realized losses		(14,919,006)
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gains tax of ($1,040,265))		(82,544,573)
Net change in unrealized appreciation (depreciation) on futures contracts		35,401
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(21,480)
Net change in unrealized appreciation (depreciation)	+	(82,530,652)
Net realized and unrealized losses		(97,449,658)
Decrease in net assets resulting from operations		($89,666,494)
See financial notes    35

Schwab Emerging Markets Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$7,783,164	$28,297,970
Net realized losses		(14,919,006)	(22,626,739)
Net change in unrealized appreciation (depreciation)	+	(82,530,652)	194,891,120
Increase (Decrease) in net assets resulting from operations		(89,666,494)	200,562,351
Distributions to Shareholders
Distributions from net investment income		($32,001,840)	($23,217,480)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,100,000	$101,864,142	11,200,000	$284,579,691
Shares redeemed	+	(900,000)	(21,690,338)	—	—
Net transactions in fund shares		3,200,000	$80,173,804	11,200,000	$284,579,691
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,600,000	$1,273,839,702	35,400,000	$811,915,140
Total increase or decrease	+	3,200,000	(41,494,530)	11,200,000	461,924,562
End of period		49,800,000	$1,232,345,172	46,600,000	$1,273,839,702
Distributions in excess of net investment income/ Net investment income not yet distributed			($2,852,370)		$21,366,306
36    See financial notes

Schwab International Equity ETFs
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. REIT ETF
Schwab International Equity ETF	Schwab U.S. TIPS ETF
Schwab International Small-Cap Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The funds invest in certain other investment companies (“underlying funds”). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about United States underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•  Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 28, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.
The value of the securities on loan and the related collateral as of February 28, 2015, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures,” was issued and is effective for interim and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large-Cap and Mid-Cap Risk. Certain funds invest in large- and mid-cap stocks. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap stocks fall behind other types of investments—small-cap stocks, for instance—a fund’s large- and mid-cap holdings could reduce performance.
Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
issued by companies in emerging markets, may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell a security at an advantageous time or price.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.08%	0.19%*	0.14%
*	Effective March 4, 2015, the advisory fee has been reduced to 0.18%.
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2015, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.2%	0.2%	0.2%
Schwab VIT Balanced with Growth Portfolio	0.5%	0.7%	0.5%
Schwab VIT Growth Portfolio	0.7%	1.3%	0.7%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds, including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.
There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the funds' Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at February 28, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab International Equity ETF	$3,907,694	43
Schwab International Small-Cap Equity ETF	964,988*	10*
Schwab Emerging Markets Equity ETF	1,398,888	28
*	During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.
9. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2015, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab International Equity ETF	$115,530,808	$76,245,947
Schwab International Small-Cap Equity ETF	57,874,450	51,420,234
Schwab Emerging Markets Equity ETF	63,617,112	54,846,021
10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2015 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$611,423,469	$—
Schwab International Small-Cap Equity ETF	65,167,047	19,037,251
Schwab Emerging Markets Equity ETF	59,761,541	12,579,607
For the period ended February 28, 2015, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2015 are disclosed in the funds' Statements of Operations.

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
11. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration*	35,975,895	17,727,427	51,588,021
Total	$38,321,769	$17,942,972	$52,679,425
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the funds had capital losses deferred as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Deferred capital losses	$8,731,491	$4,981,697	$20,785,006
As of August 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the funds did not incur any interest or penalties.
12. Other:
As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact a fund's investment in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.
In addition, as index based products, the funds will generally maintain exposure to Russian securities to the extent the indexes which they track include such securities. For this reason, the sanction instituted against Russia, and any continued disruption of the Russian economy, could negatively impact a fund’s performance to the extent its index and its portfolio contain securities of Russian issuers, and, depending on the fund’s exposure to Russian issuers, the impact could be significant.
13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds a meeting each year that is dedicated, in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the “Funds’’), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at a meeting held on September 3, 2014 and approved the renewal of the Agreement with respect to the Funds for an additional one year term. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at this meeting and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee since 2009)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).
Stephen Timothy Kochis 1946 Trustee (Trustee since 2012)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (January 2008 – April 2012).	21	None
Charles A. Ruffel 1956 Trustee (Trustee since 2009)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Chairman and Trustee since 2009)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010)..

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich 1964 Chief Legal Officer and Secretary (Officer since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at http://www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
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Semiannual report dated February 28, 2015, enclosed.
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap
Growth ETF™
Schwab U.S. Large-Cap
Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend
Equity ETF™
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Schwab U.S. Equity ETFs
Semiannual Report
February 28, 2015
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap
Growth ETF™
Schwab U.S. Large-Cap
Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend
Equity ETF™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 28, 2015
Schwab U.S. Broad Market ETFTM (Ticker Symbol: SCHB)
Market Price Return[1]	5.97%
NAV Return[1]	6.01%
Dow Jones U.S. Broad Stock Market Index	5.96%
ETF Category: Morningstar Large Blend[2]	4.99%
Performance Details	page 6

Schwab U.S. Large-Cap ETFTM (Ticker Symbol: SCHX)
Market Price Return[1]	6.00%
NAV Return[1]	6.06%
Dow Jones U.S. Large-Cap Total Stock Market Index	6.06%
ETF Category: Morningstar Large Blend[2]	4.99%
Performance Details	page 7

Schwab U.S. Large-Cap Growth ETFTM (Ticker Symbol: SCHG)
Market Price Return[1]	9.26%
NAV Return[1]	9.24%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	9.28%
ETF Category: Morningstar Large Growth[2]	8.83%
Performance Details	page 8

Schwab U.S. Large-Cap Value ETFTM (Ticker Symbol: SCHV)
Market Price Return[1]	3.17%
NAV Return[1]	3.08%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	3.11%
ETF Category: Morningstar Large Value[2]	4.63%
Performance Details	page 9
Total Returns for the 6 Months Ended February 28, 2015
Schwab U.S. Mid-Cap ETFTM (Ticker Symbol: SCHM)
Market Price Return[1]	6.25%
NAV Return[1]	6.23%
Dow Jones U.S. Mid-Cap Total Stock Market Index	6.22%
ETF Category: Morningstar Mid-Cap Blend[2]	4.58%
Performance Details	page 10

Schwab U.S. Small-Cap ETFTM (Ticker Symbol: SCHA)
Market Price Return[1]	5.39%
NAV Return[1]	5.24%
Dow Jones U.S. Small-Cap Total Stock Market Index	5.18%
ETF Category: Morningstar Small Blend[2]	4.89%
Performance Details	page 11

Schwab U.S. Dividend Equity ETFTM (Ticker Symbol: SCHD)
Market Price Return[1]	5.85%
NAV Return[1]	5.80%
Dow Jones U.S. Dividend 100TM Index	5.85%
ETF Category: Morningstar Large Value[2]	4.63%
Performance Details	page 12
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) The Dow Jones Indexes are a product of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indexes, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab U.S. Equity ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we provide funds that are designed to be part of the foundation of a diversified portfolio. The Schwab U.S. Equity ETFs represent an important part of our product line-up, and are discussed in this semiannual report. The funds track U.S. stock indices constructed by industry-leading index providers, and offer the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency, at some of the lowest operating expense ratios in the industry.
For the six-month reporting period ended February 28, 2015, the funds generated positive returns that closely tracked their respective indices. Stable economic conditions in the U.S. compared with overseas, favorable earnings reports by select companies, and signs of a decoupling of interest rate policies between the Federal Reserve and other central banks supported the U.S. stock market’s performance. This paved the way for many U.S. stock indices to repeatedly reach record highs, as equities overcame increased market volatility, lackluster global growth, and geopolitical turmoil.
The Dow Jones U.S. Broad Stock Market Index returned approximately 6.0% for the reporting period. Large-cap stocks generally outperformed small-cap stocks, and growth stocks generally outperformed value stocks. In addition, individual sectors of the market had divergent performance. For example, the Health Care and Consumer Staples sectors performed well, while the Materials sector underperformed by comparison. In addition, the Energy sector generated losses as crude oil prices, and commodity prices in general, fell sharply, adding to market volatility.
Asset Class Performance Comparison % returns during the six months ended 2/28/2015

For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab U.S. Equity ETFs3

From the President continued

For the six-month reporting period ended February 28, 2015, the funds generated positive returns that closely tracked their respective indices.

For more information about the performance, holdings, and portfolio characteristics of the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these ETFs by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
4Schwab U.S. Equity ETFs

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
Schwab U.S. Equity ETFs5

Schwab U.S. Broad Market ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Broad Market ETFTM (11/3/09)
Market Price Return[2]	5.97%	14.23%	16.38%	16.97%
NAV Return[2]	6.01%	14.28%	16.40%	16.98%
Dow Jones U.S. Broad Stock Market Index	5.96%	14.13%	16.40%	17.00%
ETF Category: Morningstar Large Blend[3]	4.99%	13.11%	15.29%	15.83%
Fund Expense Ratio4: 0.04%

Statistics
Number of Holdings	2,000
Weighted Average Market Cap (millions)	$112,787
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[5,6]	2%
Sector Weightings % of Investments
Information Technology	19.2%
Financials	17.2%
Health Care	14.1%
Comsumer Discretionary	13.2%
Industrials	11.1%
Comsumer Staples	8.5%
Energy	7.4%
Materials	3.6%
Utilities	3.0%
Telecommunication Services	2.1%
Other	0.6%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Apple, Inc.	3.3%
Exxon Mobil Corp.	1.6%
Microsoft Corp.	1.6%
Johnson & Johnson	1.2%
Berkshire Hathaway, Inc., Class B	1.2%
General Electric Co.	1.1%
Wells Fargo & Co.	1.1%
The Procter & Gamble Co.	1.0%
JPMorgan Chase & Co.	1.0%
Pfizer, Inc.	0.9%
Total	14.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, soldor promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
6Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap ETFTM (11/3/09)
Market Price Return[2]	6.00%	15.02%	16.13%	16.62%
NAV Return[2]	6.06%	15.11%	16.18%	16.64%
Dow Jones U.S. Large-Cap Total Stock Market Index	6.06%	15.12%	16.28%	16.74%
ETF Category: Morningstar Large Blend[3]	4.99%	13.11%	15.29%	15.83%
Fund Expense Ratio4: 0.04%

Statistics
Number of Holdings	750
Weighted Average Market Cap (millions)	$127,176
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[5,6]	2%
Sector Weightings % of Investments
Information Technology	19.6%
Financials	16.4%
Health Care	14.4%
Comsumer Discretionary	13.1%
Industrials	10.6%
Comsumer Staples	9.2%
Energy	7.8%
Materials	3.4%
Utilities	3.1%
Telecommunication Services	2.3%
Other	0.1%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Apple, Inc.	3.7%
Exxon Mobil Corp.	1.8%
Microsoft Corp.	1.8%
Johnson & Johnson	1.4%
Berkshire Hathaway, Inc., Class B	1.3%
General Electric Co.	1.3%
Wells Fargo & Co.	1.3%
The Procter & Gamble Co.	1.1%
JPMorgan Chase & Co.	1.1%
Pfizer, Inc.	1.1%
Total	15.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, soldor promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs7

Schwab U.S. Large-Cap Growth ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Growth ETFTM (12/11/09)
Market Price Return[2]	9.26%	18.68%	17.37%	17.06%
NAV Return[2]	9.24%	18.69%	17.38%	17.05%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	9.28%	18.76%	17.52%	17.19%
ETF Category: Morningstar Large Growth[3]	8.83%	16.21%	17.97%	17.50%
Fund Expense Ratio4: 0.07%

Statistics
Number of Holdings	402
Weighted Average Market Cap (millions)	$134,028
Price/Earnings Ratio (P/E)	25.4
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate[5,6]	9%
Sector Weightings % of Investments
Information Technology	26.4%
Consumer Discretionary	18.6%
Health Care	16.6%
Industrials	12.0%
Financials	10.7%
Consumer Staples	6.2%
Energy	5.5%
Materials	3.3%
Telecommunication Services	0.4%
Utilities	0.1%
Other	0.2%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Apple, Inc.	7.5%
Berkshire Hathaway, Inc., Class B	2.7%
Facebook, Inc., Class A	1.6%
The Walt Disney Co.	1.6%
Google, Inc., Class A	1.6%
Google, Inc., Class C	1.6%
Gilead Sciences, Inc.	1.5%
Comcast Corp., Class A	1.5%
The Home Depot, Inc.	1.5%
PepsiCo, Inc.	1.5%
Total	22.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed,sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
8Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap Value ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Value ETFTM (12/11/09)
Market Price Return[2]	3.17%	11.74%	14.84%	14.28%
NAV Return[2]	3.08%	11.70%	14.89%	14.27%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	3.11%	11.78%	15.07%	14.45%
ETF Category: Morningstar Large Value[3]	4.63%	14.42%	15.47%	15.00%
Fund Expense Ratio4: 0.07%

Statistics
Number of Holdings	350
Weighted Average Market Cap (millions)	$120,383
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5,6]	14%
Sector Weightings % of Investments
Financials	21.9%
Information Technology	12.9%
Health Care	12.3%
Consumer Staples	12.0%
Energy	10.1%
Industrials	9.3%
Consumer Discretionary	7.7%
Utilities	5.9%
Telecommunication Services	4.1%
Materials	3.5%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Exxon Mobil Corp.	3.6%
Microsoft Corp.	3.5%
Johnson & Johnson	2.8%
General Electric Co.	2.5%
Wells Fargo & Co.	2.5%
The Procter & Gamble Co.	2.2%
JPMorgan Chase & Co.	2.2%
Pfizer, Inc.	2.1%
Verizon Communications, Inc.	2.0%
Chevron Corp.	1.9%
Total	25.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold orpromoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs9

Schwab U.S. Mid-Cap ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETFTM (1/13/11)
Market Price Return[2]	6.25%	11.82%	18.57%	15.32%
NAV Return[2]	6.23%	11.83%	18.56%	15.31%
Dow Jones U.S. Mid-Cap Total Stock Market Index	6.22%	11.80%	18.61%	15.39%
ETF Category: Morningstar Mid-Cap Blend[3]	4.58%	10.84%	17.79%	14.52%
Fund Expense Ratio4: 0.07%

Statistics
Number of Holdings	496
Weighted Average Market Cap (millions)	$7,100
Price/Earnings Ratio (P/E)	25.3
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[5,6]	9%
Sector Weightings % of Investments
Financials	22.1%
Industrials	16.8%
Consumer Discretionary	15.5%
Information Technology	13.5%
Health Care	10.4%
Materials	7.3%
Utilities	5.0%
Energy	4.4%
Consumer Staples	2.5%
Telecommunication Services	1.2%
Other	1.3%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Skyworks Solutions, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Level 3 Communications, Inc.	0.6%
Hospira, Inc.	0.6%
Endo International plc	0.5%
Pharmacyclics, Inc.	0.5%
Incyte Corp.	0.5%
Hanesbrands, Inc.	0.5%
SL Green Realty Corp.	0.5%
Akamai Technologies, Inc.	0.5%
Total	5.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold orpromoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
10Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Small-Cap ETFTM (11/3/09)
Market Price Return[2]	5.39%	7.15%	17.40%	19.05%
NAV Return[2]	5.24%	7.07%	17.39%	19.05%
Dow Jones U.S. Small-Cap Total Stock Market Index	5.18%	6.92%	17.42%	19.12%
ETF Category: Morningstar Small Blend[3]	4.89%	6.95%	16.36%	17.79%
Fund Expense Ratio4: 0.08%

Statistics
Number of Holdings	1,744
Weighted Average Market Cap (millions)	$3,042
Price/Earnings Ratio (P/E)	38.9
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5,6]	7%
Sector Weightings % of Investments
Financials	23.4%
Information Technology	16.7%
Industrials	14.7%
Consumer Discretionary	13.7%
Health Care	12.2%
Materials	5.1%
Energy	4.0%
Consumer Staples	3.1%
Utilities	3.0%
Telecommunication Services	0.5%
Other	3.6%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Alkermes plc	0.4%
Qorvo, Inc.	0.4%
Palo Alto Networks, Inc.	0.4%
Alaska Air Group, Inc.	0.3%
Isis Pharmaceuticals, Inc.	0.3%
Splunk, Inc.	0.3%
E*TRADE Financial Corp.	0.3%
Centene Corp.	0.3%
United Therapeutics Corp.	0.3%
Alnylam Pharmaceuticals, Inc.	0.3%
Total	3.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged,Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Investments in smaller companies typically exhibit higher volatility.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold orpromoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs11

Schwab U.S. Dividend Equity ETF™
Performance and Fund Facts as of 02/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETFTM (10/20/11)
Market Price Return[2]	5.85%	14.72%	17.26%	18.74%
NAV Return[2]	5.80%	14.66%	17.26%	18.73%
Dow Jones U.S. Dividend 100 Index	5.85%	14.80%	17.41%	18.91%
ETF Category: Morningstar Large Value[3]	4.63%	14.42%	16.60%	18.81%
Fund Expense Ratio4: 0.07%

Statistics
Number of Holdings	102
Weighted Average Market Cap (millions)	$147,645
Price/Earnings Ratio (P/E)	19.5
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate[5,6]	4%
Sector Weightings % of Investments
Consumer Staples	22.4%
Industrials	17.1%
Information Technology	12.4%
Energy	11.7%
Health Care	11.6%
Consumer Discretionary	9.4%
Telecommunication Services	8.7%
Materials	4.3%
Financials	1.8%
Utilities	0.5%
Total	0.1%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Pfizer, Inc.	4.7%
Verizon Communications, Inc.	4.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	4.3%
Johnson & Johnson	4.2%
The Procter & Gamble Co.	4.1%
Microsoft Corp.	4.1%
AT&T, Inc.	4.1%
The Coca-Cola Co.	3.9%
Intel Corp.	3.7%
Total	42.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
12Schwab U.S. Equity ETFs

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2014 and held through February 28, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 9/1/14	Ending Account Value (Net of Expenses) at 2/28/15	Expenses Paid During Period[2] 9/1/14–2/28/15
Schwab U.S. Broad Market ETFTM
Actual Return	0.04%	$1,000.00	$ 1,060.10	$ 0.20
Hypothetical 5% Return	0.04%	$1,000.00	$ 1,024.60	$ 0.20
Schwab U.S. Large-Cap ETFTM
Actual Return	0.04%	$1,000.00	$1,060.60	$ 0.20
Hypothetical 5% Return	0.04%	$1,000.00	$ 1,024.60	$ 0.20
Schwab U.S. Large-Cap Growth ETFTM
Actual Return	0.07%	$1,000.00	$ 1,092.40	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.45	$ 0.35
Schwab U.S. Large-Cap Value ETFTM
Actual Return	0.07%	$1,000.00	$ 1,030.80	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.45	$ 0.35
Schwab U.S. Mid-Cap ETFTM
Actual Return	0.07%	$1,000.00	$ 1,062.30	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.45	$ 0.35
Schwab U.S. Small-Cap ETFTM
Actual Return	0.08%	$1,000.00	$ 1,052.40	$ 0.41
Hypothetical 5% Return	0.08%	$1,000.00	$ 1,024.40	$0.40
Schwab U.S. Dividend Equity ETFTM
Actual Return	0.07%	$1,000.00	$ 1,058.00	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.45	$ 0.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
Schwab U.S. Equity ETFs13

Schwab U.S. Broad Market ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	10/30/09 [1]– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	48.75	39.79	33.84	29.47	25.11	25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.53	0.85	0.80	0.65	0.56	0.42
Net realized and unrealized gains (losses)	2.38	8.93	5.92	4.32	4.32	(0.05)
Total from investment operations	2.91	9.78	6.72	4.97	4.88	0.37
Less distributions:
Distributions from net investment income	(0.43)	(0.82)	(0.77)	(0.60)	(0.52)	(0.26)
Net asset value at end of period	51.23	48.75	39.79	33.84	29.47	25.11
Total return (%)	6.01 [3]	24.77	20.12	17.07	19.41	1.42 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.04 [4]	0.04	0.04	0.06	0.06	0.07 [4,5]
Net investment income (loss)	2.19 [4]	1.90	2.15	2.06	1.83	1.92 [4]
Portfolio turnover rate[6]	2 [3]	4	4	5	3	2 [3]
Net assets, end of period ($ x 1,000)	4,889,455	3,654,037	2,182,671	1,072,825	742,651	272,490

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
14    See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	3,830,817,561	4,879,176,093
0.0%	Rights	21,491	21,491
0.6%	Other Investment Companies	29,642,715	29,642,715
0.0%	Short-Term Investments	384,998	384,998
100.4%	Total Investments	3,860,866,765	4,909,225,297
(0.4)%	Other Assets and Liabilities, Net		(19,769,825)
100.0%	Net Assets		4,889,455,472

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	60,915,176
Banks 5.7%
Bank of America Corp.	2,218,376	0.7	35,072,525
Citigroup, Inc.	636,381	0.7	33,359,092
JPMorgan Chase & Co.	789,545	1.0	48,383,318
Wells Fargo & Co.	993,046	1.1	54,408,990
Other Securities		2.2	106,101,211
		5.7	277,325,136
Capital Goods 7.7%
3M Co.	135,855	0.5	22,911,946
General Electric Co.	2,116,143	1.1	54,998,557
The Boeing Co.	141,266	0.4	21,309,976
United Technologies Corp.	177,861	0.4	21,683,035
Other Securities		5.3	257,013,207
		7.7	377,916,721
Commercial & Professional Services 1.1%
Other Securities		1.1	52,051,387
Consumer Durables & Apparel 1.6%
Other Securities		1.6	78,877,256
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.2%
McDonald's Corp.	204,922	0.4	20,266,786
Other Securities		1.8	86,152,393
		2.2	106,419,179
Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	384,647	1.2	56,700,814
The Charles Schwab Corp. (b)	244,999	0.1	7,188,271
Other Securities		3.4	164,020,997
		4.7	227,910,082
Energy 7.4%
Chevron Corp.	399,485	0.9	42,617,060
Exxon Mobil Corp.	892,843	1.6	79,052,319
Schlumberger Ltd.	273,233	0.5	22,995,289
Other Securities		4.4	216,998,782
		7.4	361,663,450
Food & Staples Retailing 2.1%
CVS Health Corp.	242,773	0.5	25,216,832
Wal-Mart Stores, Inc.	334,188	0.6	28,048,399
Other Securities		1.0	51,452,289
		2.1	104,717,520
Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	417,527	0.5	23,502,595
PepsiCo, Inc.	314,568	0.6	31,135,941
Philip Morris International, Inc.	327,950	0.6	27,206,732
The Coca-Cola Co.	832,824	0.7	36,061,279
Other Securities		2.2	107,406,366
		4.6	225,312,913
Health Care Equipment & Services 5.0%
Medtronic plc	295,904	0.5	22,959,191
UnitedHealth Group, Inc.	203,554	0.5	23,129,841
Other Securities		4.0	198,346,426
		5.0	244,435,458
Household & Personal Products 1.7%
The Procter & Gamble Co.	568,650	1.0	48,409,175
Other Securities		0.7	36,539,271
		1.7	84,948,446
Insurance 3.0%
Other Securities		3.0	144,612,465
Materials 3.6%
Other Securities		3.6	177,192,055
Media 3.5%
Comcast Corp., Class A	548,152	0.7	32,549,266
The Walt Disney Co.	327,285	0.7	34,063,823
Other Securities		2.1	105,964,970
		3.5	172,578,059
See financial notes    15

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	336,693	0.4	20,369,927
Amgen, Inc.	161,498	0.5	25,471,465
Biogen Idec, Inc. *	49,707	0.4	20,359,490
Bristol-Myers Squibb Co.	348,759	0.4	21,246,398
Celgene Corp. *	168,202	0.4	20,441,589
Gilead Sciences, Inc. *	317,309	0.7	32,851,001
Johnson & Johnson	590,264	1.2	60,507,963
Merck & Co., Inc.	601,698	0.7	35,223,401
Pfizer, Inc.	1,330,835	0.9	45,674,257
Other Securities		3.6	167,314,920
		9.2	449,460,411
Real Estate 4.0%
Other Securities		4.0	194,966,204
Retailing 4.6%
Amazon.com, Inc. *	80,058	0.6	30,434,849
The Home Depot, Inc.	277,698	0.7	31,865,845
Other Securities		3.3	164,374,695
		4.6	226,675,389
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	1,018,569	0.7	33,867,419
Other Securities		1.8	88,019,146
		2.5	121,886,565
Software & Services 10.2%
Facebook, Inc., Class A *	442,174	0.7	34,918,481
Google, Inc., Class A *	60,051	0.7	33,786,494
Google, Inc., Class C *	60,051	0.7	33,532,478
International Business Machines Corp.	193,325	0.6	31,307,050
MasterCard, Inc., Class A	206,671	0.4	18,627,257
Microsoft Corp.	1,745,615	1.6	76,545,218
Oracle Corp.	682,525	0.6	29,908,245
Visa, Inc., Class A	103,268	0.6	28,017,641
Other Securities		4.3	213,829,373
		10.2	500,472,237
Technology Hardware & Equipment 6.6%
Apple, Inc.	1,237,846	3.3	159,013,697
Cisco Systems, Inc.	1,079,478	0.7	31,855,396
QUALCOMM, Inc.	353,897	0.5	25,661,071
Other Securities		2.1	105,722,078
		6.6	322,252,242
Telecommunication Services 2.1%
AT&T, Inc.	1,085,340	0.8	37,509,350
Verizon Communications, Inc.	873,653	0.9	43,202,141
Other Securities		0.4	20,948,586
		2.1	101,660,077
Transportation 2.4%
Union Pacific Corp.	188,300	0.5	22,644,958
Other Securities		1.9	93,360,292
		2.4	116,005,250
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.1%
Other Securities		3.1	148,922,415
Total Common Stock
(Cost $3,830,817,561)			4,879,176,093

Rights 0.0% of net assets
Telecommunication Services 0.0%
Other Securities		0.0	21,491
Total Rights
(Cost $21,491)			21,491

Other Investment Companies 0.6% of net assets
Money Market Fund 0.1%
Other Securities		0.1	7,190,678
Securities Lending Collateral 0.5%
Other Securities		0.5	22,452,037
Total Other Investment Companies
(Cost $29,642,715)			29,642,715
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
Other Securities		0.0	384,998
Total Short-Term Investment
(Cost $384,998)			384,998

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $3,861,841,038 and the unrealized appreciation and depreciation were $1,098,371,730 and ($50,987,471), respectively, with a net unrealized appreciation of $1,047,384,259.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,936,773. Non-Cash Collateral pledged to the fund for securities on loan amounted to $427,976.
(b)	Issuer is affiliated with the fund's adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,491 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	The rate shown is the purchase yield.

16    See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings (Unaudited) continued
CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/20/15	10	1,051,400	6

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,879,176,093	$—	$—	$4,879,176,093
Rights [1]	—	—	21,491	21,491
Other Investment Companies[1]	29,642,715	—	—	29,642,715
Short-Term Investments[1]	—	384,998	—	384,998
Total	$4,908,818,808	$384,998	$21,491	$4,909,225,297
Other Financial Instruments
Futures Contracts[2]	$6	$—	$—	$6
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Gains (Losses)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 28, 2015
Rights	$21,491	$—	$—	$—	$—	$—	$—	$21,491
Total	$21,491	$—	$—	$—	$—	$—	$—	$21,491
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
See financial notes    17

Schwab U.S. Broad Market ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments in affiliated issuers, at value (cost $5,364,634)		$7,188,271
Investments in unaffiliated issuers, at value (cost $3,833,050,094) including securities on loan of $21,936,773		4,879,584,989
Collateral invested for securities on loan, at value (cost $22,452,037)	+	22,452,037
Total investments, at value (cost $3,860,866,765)		4,909,225,297
Cash		101,448
Receivables:
Investments sold		1,064,846
Fund shares sold		10,278,241
Dividends		9,172,811
Income from securities on loan		83,288
Foreign tax reclaims	+	10,803
Total assets		4,929,936,734
Liabilities
Collateral held for securities on loan		22,452,037
Payables:
Investments bought		17,993,425
Investment adviser fees		32,250
Variation margin on futures contracts	+	3,550
Total liabilities		40,481,262
Net Assets
Total assets		4,929,936,734
Total liabilities	–	40,481,262
Net assets		$4,889,455,472
Net Assets by Source
Capital received from investors		3,796,339,100
Net investment income not yet distributed		19,403,550
Net realized capital gains		25,354,284
Net unrealized capital appreciation		1,048,358,538

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,889,455,472		95,450,000		$51.23

18    See financial notes

Schwab U.S. Broad Market ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends received from affiliated issuer		$27,234
Dividends received from unaffiliated issuers (net of foreign withholding tax of $6,280)		45,800,784
Interest		18
Securities on loan	+	415,540
Total investment income		46,243,576
Expenses
Investment adviser fees		830,012
Total expenses	–	830,012
Net investment income		45,413,564
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		49,061
Net realized gains on unaffiliated investments		4,150,484
Net realized gains on in-kind redemptions		26,237,646
Net realized gains on futures contracts	+	198,490
Net realized gains		30,635,681
Net change in unrealized appreciation (depreciation) on affiliated issuer		142,433
Net change in unrealized appreciation (depreciation) on unaffiliated investments		192,543,949
Net change in unrealized appreciation (depreciation) on futures contracts	+	(19,752)
Net change in unrealized appreciation (depreciation)	+	192,666,630
Net realized and unrealized gains		223,302,311
Increase in net assets resulting from operations		$268,715,875
See financial notes    19

Schwab U.S. Broad Market ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$45,413,564	$56,700,065
Net realized gains		30,635,681	44,443,785
Net change in unrealized appreciation (depreciation)	+	192,666,630	525,734,296
Increase in net assets resulting from operations		268,715,875	626,878,146
Distributions to Shareholders
Distributions from net investment income		($35,617,320)	($53,302,780)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,950,000	$1,073,339,355	22,550,000	$1,006,196,263
Shares redeemed	+	(1,450,000)	(71,019,236)	(2,450,000)	(108,405,676)
Net transactions in fund shares		20,500,000	$1,002,320,119	20,100,000	$897,790,587
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		74,950,000	$3,654,036,798	54,850,000	$2,182,670,845
Total increase	+	20,500,000	1,235,418,674	20,100,000	1,471,365,953
End of period		95,450,000	$4,889,455,472	74,950,000	$3,654,036,798
Net investment income not yet distributed			$19,403,550		$9,607,306
20    See financial notes

Schwab U.S. Large-Cap ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	10/30/09 [1]– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	47.99	39.06	33.49	29.11	24.98	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.53 [2]	0.83	0.77	0.64	0.53	0.34
Net realized and unrealized gains (losses)	2.36	8.92	5.56	4.35	4.13	(0.12)
Total from investment operations	2.89	9.75	6.33	4.99	4.66	0.22
Less distributions:
Distributions from net investment income	(0.44)	(0.82)	(0.76)	(0.61)	(0.53)	(0.24)
Net asset value at end of period	50.44	47.99	39.06	33.49	29.11	24.98
Total return (%)	6.06 [3]	25.16	19.17	17.36	18.66	0.83 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.04 [4]	0.04	0.04	0.08	0.08	0.08 [4]
Net investment income (loss)	2.23 [4]	1.95	2.18	2.10	1.88	2.01 [4]
Portfolio turnover rate[5]	2 [3]	5	5	4	5	3 [3]
Net assets, end of period ($ x 1,000)	4,143,341	3,191,644	1,781,282	890,808	615,781	273,503

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    21

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	3,276,386,665	4,132,164,077
0.1%	Other Investment Companies	5,390,818	5,390,818
0.0%	Short-Term Investment	459,995	459,997
99.9%	Total Investments	3,282,237,478	4,138,014,892
0.1%	Other Assets and Liabilities, Net		5,325,641
100.0%	Net Assets		4,143,340,533

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	51,390,536
Banks 5.4%
Bank of America Corp.	2,119,272	0.8	33,505,690
Citigroup, Inc.	610,270	0.8	31,990,353
JPMorgan Chase & Co.	753,672	1.1	46,185,020
Wells Fargo & Co.	958,815	1.3	52,533,474
Other Securities		1.4	59,081,037
		5.4	223,295,574
Capital Goods 7.5%
3M Co.	129,009	0.5	21,757,368
General Electric Co.	2,036,516	1.3	52,929,051
The Boeing Co.	134,625	0.5	20,308,181
United Technologies Corp.	169,928	0.5	20,715,922
Other Securities		4.7	194,009,904
		7.5	309,720,426
Commercial & Professional Services 0.8%
Other Securities		0.8	32,851,971
Consumer Durables & Apparel 1.5%
Other Securities		1.5	62,592,706
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.9%
McDonald's Corp.	196,591	0.5	19,442,850
Other Securities		1.4	59,312,169
		1.9	78,755,019
Diversified Financials 4.9%
Berkshire Hathaway, Inc., Class B *	368,144	1.3	54,268,107
The Charles Schwab Corp. (b)	232,787	0.2	6,829,971
Other Securities		3.4	142,414,759
		4.9	203,512,837
Energy 7.8%
Chevron Corp.	384,377	1.0	41,005,338
Exxon Mobil Corp.	856,683	1.8	75,850,713
Schlumberger Ltd.	262,218	0.5	22,068,267
Other Securities		4.5	185,274,161
		7.8	324,198,479
Food & Staples Retailing 2.3%
CVS Health Corp.	233,314	0.6	24,234,325
Wal-Mart Stores, Inc.	318,586	0.6	26,738,923
Other Securities		1.1	44,376,471
		2.3	95,349,719
Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	399,294	0.5	22,476,259
PepsiCo, Inc.	301,914	0.7	29,883,448
Philip Morris International, Inc.	314,865	0.6	26,121,200
The Coca-Cola Co.	797,657	0.8	34,538,548
Other Securities		2.4	92,899,106
		5.0	205,918,561
Health Care Equipment & Services 4.8%
Medtronic plc	286,004	0.5	22,191,050
UnitedHealth Group, Inc.	194,389	0.5	22,088,422
Other Securities		3.8	156,140,171
		4.8	200,419,643
Household & Personal Products 1.9%
The Procter & Gamble Co.	545,015	1.1	46,397,127
Other Securities		0.8	32,467,369
		1.9	78,864,496
Insurance 2.9%
Other Securities		2.9	121,629,237
Materials 3.4%
Other Securities		3.4	141,047,154
Media 3.7%
Comcast Corp., Class A	523,347	0.8	31,076,345
The Walt Disney Co.	316,479	0.8	32,939,134
Other Securities		2.1	91,093,438
		3.7	155,108,917
22    See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	320,453	0.5	19,387,406
Amgen, Inc.	153,575	0.6	24,221,849
Biogen Idec, Inc. *	47,773	0.5	19,567,343
Bristol-Myers Squibb Co.	334,304	0.5	20,365,800
Celgene Corp. *	161,171	0.5	19,587,112
Gilead Sciences, Inc. *	304,818	0.8	31,557,807
Johnson & Johnson	566,099	1.4	58,030,808
Merck & Co., Inc.	577,478	0.8	33,805,562
Pfizer, Inc.	1,270,125	1.1	43,590,690
Other Securities		2.9	125,555,504
		9.6	395,669,881
Real Estate 3.1%
Other Securities		3.1	130,146,368
Retailing 4.7%
Amazon.com, Inc. *	77,005	0.7	29,274,221
The Home Depot, Inc.	265,803	0.7	30,500,894
Other Securities		3.3	133,815,756
		4.7	193,590,871
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	978,603	0.8	32,538,550
Other Securities		1.6	65,983,929
		2.4	98,522,479
Software & Services 10.4%
Facebook, Inc., Class A *	423,755	0.8	33,463,932
Google, Inc., Class A *	57,831	0.8	32,537,456
Google, Inc., Class C *	57,652	0.8	32,192,877
International Business Machines Corp.	185,966	0.7	30,115,334
MasterCard, Inc., Class A	197,284	0.4	17,781,207
Microsoft Corp.	1,668,300	1.8	73,154,955
Oracle Corp.	658,678	0.7	28,863,270
Visa, Inc., Class A	98,723	0.6	26,784,537
Other Securities		3.8	156,454,048
		10.4	431,347,616
Technology Hardware & Equipment 6.8%
Apple, Inc.	1,186,547	3.7	152,423,827
Cisco Systems, Inc.	1,040,329	0.7	30,700,109
QUALCOMM, Inc.	335,549	0.6	24,330,658
Other Securities		1.8	72,858,171
		6.8	280,312,765
Telecommunication Services 2.3%
AT&T, Inc.	1,043,978	0.9	36,079,880
Verizon Communications, Inc.	840,757	1.0	41,575,434
Other Securities		0.4	16,012,806
		2.3	93,668,120
Transportation 2.4%
Union Pacific Corp.	179,826	0.5	21,625,875
Other Securities		1.9	76,197,531
		2.4	97,823,406
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.1%
Other Securities		3.1	126,427,296
Total Common Stock
(Cost $3,276,386,665)			4,132,164,077

Other Investment Companies 0.1% of net assets
Money Market Fund 0.0%
Other Securities		0.0	2,188,048
Securities Lending Collateral 0.1%
Other Securities		0.1	3,202,770
Total Other Investment Companies
(Cost $5,390,818)			5,390,818
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill 0.02%	460,000	0.0	459,997
Total Short-Term Investment
(Cost $459,995)			459,997

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $3,282,957,855 and the unrealized appreciation and depreciation were $895,432,503 and ($40,375,466), respectively, with a net unrealized appreciation of $855,057,037.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,777,024. Non-Cash Collateral pledged to the fund for securities on loan amounted to $665,328.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/20/15	35	3,679,900	14,708

See financial notes    23

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,132,164,077	$—	$—	$4,132,164,077
Other Investment Companies[1]	5,390,818	—	—	5,390,818
Short-Term Investment[1]	—	459,997	—	459,997
Total	$4,137,554,895	$459,997	$—	$4,138,014,892
Other Financial Instruments
Futures Contracts[2]	$14,708	$—	$—	$14,708
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
24    See financial notes

Schwab U.S. Large-Cap ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments in affiliated issuers, at value (cost $5,165,884)		$6,829,971
Investments in unaffiliated issuers, at value (cost $3,273,868,824) including securities on loan of $3,777,024		4,127,982,151
Collateral invested for securities on loan, at value (cost $3,202,770)	+	3,202,770
Total investments, at value (cost $3,282,237,478)		4,138,014,892
Receivables:
Fund shares sold		25,306,436
Dividends		8,247,664
Income from securities on loan		20,375
Foreign tax reclaims	+	10,017
Total assets		4,171,599,384
Liabilities
Collateral held for securities on loan		3,202,770
Payables:
Investments bought		25,016,385
Investment adviser fees		27,187
Variation margin on futures contracts		12,425
Due to custodian	+	84
Total liabilities		28,258,851
Net Assets
Total assets		4,171,599,384
Total liabilities	–	28,258,851
Net assets		$4,143,340,533
Net Assets by Source
Capital received from investors		3,230,107,489
Net investment income not yet distributed		17,059,011
Net realized capital gains		40,381,911
Net unrealized capital appreciation		855,792,122

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,143,340,533		82,150,000		$50.44

See financial notes    25

Schwab U.S. Large-Cap ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends received from affiliated issuer		$25,572
Dividends received from unaffiliated issuers (net of foreign withholding tax of $5,095)		40,211,724
Interest		32
Securities on loan	+	108,632
Total investment income		40,345,960
Expenses
Investment adviser fees		710,931
Total expenses	–	710,931
Net investment income		39,635,029
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		94,586
Net realized gains on unaffiliated investments		4,578,920
Net realized gains on in-kind redemptions		40,947,476
Net realized gains on futures contracts	+	138,415
Net realized gains		45,759,397
Net change in unrealized appreciation (depreciation) on affiliated issuer		100,519
Net change in unrealized appreciation (depreciation) on unaffiliated investments		140,594,766
Net change in unrealized appreciation (depreciation) on futures contracts	+	8,846
Net change in unrealized appreciation (depreciation)	+	140,704,131
Net realized and unrealized gains		186,463,528
Increase in net assets resulting from operations		$226,098,557
26    See financial notes

Schwab U.S. Large-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$39,635,029	$48,304,376
Net realized gains		45,759,397	25,664,180
Net change in unrealized appreciation (depreciation)	+	140,704,131	451,922,393
Increase in net assets resulting from operations		226,098,557	525,890,949
Distributions to Shareholders
Distributions from net investment income		($31,828,260)	($44,577,680)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,900,000	$863,088,160	22,650,000	$1,002,867,160
Shares redeemed	+	(2,250,000)	(105,662,402)	(1,750,000)	(73,817,744)
Net transactions in fund shares		15,650,000	$757,425,758	20,900,000	$929,049,416
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,500,000	$3,191,644,478	45,600,000	$1,781,281,793
Total increase	+	15,650,000	951,696,055	20,900,000	1,410,362,685
End of period		82,150,000	$4,143,340,533	66,500,000	$3,191,644,478
Net investment income not yet distributed			$17,059,011		$9,252,242
See financial notes    27

Schwab U.S. Large-Cap Growth ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	12/9/09 [1]– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	50.11	39.60	34.05	29.44	24.21	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.38 [2]	0.56	0.55	0.36	0.27	0.15
Net realized and unrealized gains (losses)	4.23	10.50	5.52	4.59	5.20	(0.83)
Total from investment operations	4.61	11.06	6.07	4.95	5.47	(0.68)
Less distributions:
Distributions from net investment income	(0.28)	(0.55)	(0.52)	(0.34)	(0.24)	(0.11)
Net asset value at end of period	54.44	50.11	39.60	34.05	29.44	24.21
Total return (%)	9.24 [3]	28.11	18.02	16.96	22.57	(2.75) [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07 [4]	0.07	0.07	0.13	0.13	0.14 [4,5]
Net investment income (loss)	1.49 [4]	1.29	1.55	1.17	0.93	0.86 [4]
Portfolio turnover rate[6]	9 [3]	7	11	8	10	6 [3]
Net assets, end of period ($ x 1,000)	1,973,600	1,485,805	827,613	475,062	309,155	108,946

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
28    See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,486,692,058	1,970,395,589
0.3%	Other Investment Companies	5,261,980	5,318,593
100.1%	Total Investments	1,491,954,038	1,975,714,182
(0.1)%	Other Assets and Liabilities, Net		(2,113,863)
100.0%	Net Assets		1,973,600,319

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 0.5%
Other Securities		0.5	9,646,498
Banks 0.1%
Other Securities		0.1	2,702,701
Capital Goods 7.0%
3M Co.	124,932	1.1	21,069,782
Caterpillar, Inc.	117,943	0.5	9,777,475
Danaher Corp.	119,182	0.5	10,402,205
The Boeing Co.	129,475	1.0	19,531,304
Other Securities		3.9	77,322,687
		7.0	138,103,453
Commercial & Professional Services 1.0%
Other Securities		1.0	19,036,562
Consumer Durables & Apparel 2.3%
NIKE, Inc., Class B	135,871	0.7	13,195,792
Other Securities		1.6	32,853,033
		2.3	46,048,825
Consumer Services 2.3%
Starbucks Corp.	146,263	0.7	13,673,396
Other Securities		1.6	30,965,146
		2.3	44,638,542
Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 6.7%
American Express Co.	174,383	0.7	14,227,909
Berkshire Hathaway, Inc., Class B *	355,620	2.7	52,421,944
BlackRock, Inc.	24,819	0.5	9,218,273
Morgan Stanley	298,324	0.5	10,677,016
The Charles Schwab Corp. (b)	224,768	0.3	6,594,693
Other Securities		2.0	39,010,093
		6.7	132,149,928
Energy 5.5%
EOG Resources, Inc.	107,096	0.5	9,608,653
Schlumberger Ltd.	250,789	1.1	21,106,402
Other Securities		3.9	77,295,428
		5.5	108,010,483
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	85,259	0.6	12,529,663
CVS Health Corp.	223,366	1.2	23,201,026
Walgreens Boots Alliance, Inc.	170,160	0.7	14,136,893
Other Securities		0.2	3,943,623
		2.7	53,811,205
Food, Beverage & Tobacco 2.5%
PepsiCo, Inc.	292,286	1.5	28,930,468
Other Securities		1.0	20,652,977
		2.5	49,583,445
Health Care Equipment & Services 7.0%
Express Scripts Holding Co. *	142,882	0.6	12,114,965
McKesson Corp.	45,206	0.5	10,338,612
Medtronic plc	276,078	1.1	21,420,892
UnitedHealth Group, Inc.	188,262	1.1	21,392,211
Other Securities		3.7	72,198,694
		7.0	137,465,374
Household & Personal Products 1.0%
Colgate-Palmolive Co.	167,143	0.6	11,837,067
Other Securities		0.4	7,816,798
		1.0	19,653,865
Insurance 0.5%
Other Securities		0.5	9,863,537
Materials 3.3%
Monsanto Co.	94,524	0.6	11,383,525
Other Securities		2.7	53,069,046
		3.3	64,452,571
Media 5.5%
Comcast Corp., Class A	503,168	1.5	29,878,116
The Walt Disney Co.	304,918	1.6	31,735,865
Other Securities		2.4	46,916,672
		5.5	108,530,653
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Actavis plc *	51,650	0.8	15,048,744
Allergan, Inc.	58,229	0.7	13,552,218
See financial notes    29

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Amgen, Inc.	148,138	1.2	23,364,325
Biogen Idec, Inc. *	46,163	1.0	18,907,903
Celgene Corp. *	156,375	1.0	19,004,254
Gilead Sciences, Inc. *	294,404	1.5	30,479,646
Thermo Fisher Scientific, Inc.	77,998	0.5	10,139,740
Other Securities		3.0	60,211,182
		9.7	190,708,012
Real Estate 3.4%
Simon Property Group, Inc.	61,304	0.6	11,669,829
Other Securities		2.8	55,742,302
		3.4	67,412,131
Retailing 8.0%
Amazon.com, Inc. *	74,183	1.4	28,201,409
Lowe's Cos., Inc.	189,425	0.7	14,034,498
The Home Depot, Inc.	258,245	1.5	29,633,614
The Priceline Group, Inc. *	10,255	0.6	12,690,357
The TJX Cos., Inc.	133,827	0.5	9,185,885
Other Securities		3.3	64,195,304
		8.0	157,941,067
Semiconductors & Semiconductor Equipment 1.6%
Other Securities		1.6	32,384,967
Software & Services 14.6%
Accenture plc, Class A	121,961	0.6	10,980,149
eBay, Inc. *	220,065	0.6	12,743,964
Facebook, Inc., Class A *	408,147	1.6	32,231,369
Google, Inc., Class A *	55,590	1.6	31,276,602
Google, Inc., Class C *	55,519	1.6	31,001,810
MasterCard, Inc., Class A	191,215	0.9	17,234,208
Oracle Corp.	631,288	1.4	27,663,040
Visa, Inc., Class A	95,416	1.3	25,887,315
Other Securities		5.0	100,043,925
		14.6	289,062,382
Technology Hardware & Equipment 10.1%
Apple, Inc.	1,144,622	7.5	147,038,142
EMC Corp.	395,459	0.6	11,444,583
QUALCOMM, Inc.	325,318	1.2	23,588,808
Other Securities		0.8	17,405,178
		10.1	199,476,711
Telecommunication Services 0.4%
Other Securities		0.4	7,711,716
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 4.0%
Union Pacific Corp.	173,223	1.1	20,831,798
United Parcel Service, Inc., Class B	135,849	0.7	13,819,919
Other Securities		2.2	44,727,946
		4.0	79,379,663
Utilities 0.1%
Other Securities		0.1	2,621,298
Total Common Stock
(Cost $1,486,692,058)			1,970,395,589

Other Investment Companies 0.3% of net assets
Equity Fund 0.1%
Other Securities		0.1	1,305,460
Money Market Fund 0.0%
Other Securities		0.0	317,776
Securities Lending Collateral 0.2%
Other Securities		0.2	3,695,357
Total Other Investment Companies
(Cost $5,261,980)			5,318,593

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $1,492,225,246 and the unrealized appreciation and depreciation were $498,668,390 and ($15,179,454), respectively, with a net unrealized appreciation of $483,488,936.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,770,017. Non-Cash Collateral pledged to the fund for securities on loan amounted to $197,537.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund

30    See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,970,395,589	$—	$—	$1,970,395,589
Other Investment Companies[1]	5,318,593	—	—	5,318,593
Total	$1,975,714,182	$—	$—	$1,975,714,182
[1]	As categorized in the complete schedule of portfolio holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
See financial notes    31

Schwab U.S. Large-Cap Growth ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments in affiliated issuers, at value (cost $4,929,556)		$6,594,693
Investments in unaffiliated issuers, at value (cost $1,483,329,125) including securities on loan of $3,770,017		1,965,424,132
Collateral invested for securities on loan, at value (cost $3,695,357)	+	3,695,357
Total investments, at value (cost $1,491,954,038)		1,975,714,182
Receivables:
Fund shares sold		10,937,964
Dividends		1,508,342
Income from securities on loan	+	6,064
Total assets		1,988,166,552
Liabilities
Collateral held for securities on loan		3,695,357
Payables:
Investments bought		10,848,168
Investment adviser fees	+	22,708
Total liabilities		14,566,233
Net Assets
Total assets		1,988,166,552
Total liabilities	–	14,566,233
Net assets		$1,973,600,319
Net Assets by Source
Capital received from investors		1,438,527,721
Net investment income not yet distributed		6,425,551
Net realized capital gains		44,886,903
Net unrealized capital appreciation		483,760,144

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,973,600,319		36,250,000		$54.44

32    See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends received from affiliated issuer		$24,981
Dividends received from unaffiliated issuers		12,938,880
Securities on loan	+	47,959
Total investment income		13,011,820
Expenses
Investment adviser fees		583,350
Total expenses	–	583,350
Net investment income		12,428,470
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		57,144
Net realized losses on unaffiliated investments		(1,225,056)
Net realized gains on in-kind redemptions		54,365,559
Net realized gains on futures contracts	+	83,723
Net realized gains		53,281,370
Net change in unrealized appreciation (depreciation) on affiliated issuer		128,774
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	94,524,146
Net change in unrealized appreciation (depreciation)	+	94,652,920
Net realized and unrealized gains		147,934,290
Increase in net assets resulting from operations		$160,362,760
See financial notes    33

Schwab U.S. Large-Cap Growth ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$12,428,470	$14,972,635
Net realized gains		53,281,370	11,034,748
Net change in unrealized appreciation (depreciation)	+	94,652,920	248,390,394
Increase in net assets resulting from operations		160,362,760	274,397,777
Distributions to Shareholders
Distributions from net investment income		($8,971,695)	($13,914,310)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,950,000	$555,274,985	9,250,000	$420,385,407
Shares redeemed	+	(4,350,000)	(218,870,354)	(500,000)	(22,677,152)
Net transactions in fund shares		6,600,000	$336,404,631	8,750,000	$397,708,255
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,650,000	$1,485,804,623	20,900,000	$827,612,901
Total increase	+	6,600,000	487,795,696	8,750,000	658,191,722
End of period		36,250,000	$1,973,600,319	29,650,000	$1,485,804,623
Net investment income not yet distributed			$6,425,551		$2,968,776
34    See financial notes

Schwab U.S. Large-Cap Value ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	12/9/09 [1]– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	43.54	36.49	31.24	27.34	24.36	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.62 [2]	1.00	0.93	0.82	0.70	0.47
Net realized and unrealized gains (losses)	0.71	7.03	5.24	3.89	2.99	(0.78)
Total from investment operations	1.33	8.03	6.17	4.71	3.69	(0.31)
Less distributions:
Distributions from net investment income	(0.54)	(0.98)	(0.92)	(0.81)	(0.71)	(0.33)
Net asset value at end of period	44.33	43.54	36.49	31.24	27.34	24.36
Total return (%)	3.08 [3]	22.25	20.06	17.53	15.12	(1.29) [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07 [4]	0.07	0.07	0.13	0.13	0.14 [4,5]
Net investment income (loss)	2.86 [4]	2.54	2.73	2.89	2.68	2.98 [4]
Portfolio turnover rate[6]	14 [3]	9	9	8	7	5 [3]
Net assets, end of period ($ x 1,000)	1,303,356	1,162,576	700,693	385,791	241,994	84,052

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    35

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,111,733,474	1,297,442,210
0.3%	Other Investment Companies	3,896,911	3,949,855
99.8%	Total Investments	1,115,630,385	1,301,392,065
0.2%	Other Assets and Liabilities, Net		1,964,148
100.0%	Net Assets		1,303,356,213

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 2.0%
Ford Motor Co.	484,186	0.6	7,911,599
General Motors Co.	170,223	0.5	6,351,020
Other Securities		0.9	11,619,756
		2.0	25,882,375
Banks 10.5%
Bank of America Corp.	1,318,450	1.6	20,844,694
Citigroup, Inc.	380,092	1.5	19,924,423
JPMorgan Chase & Co.	468,768	2.2	28,726,103
The PNC Financial Services Group, Inc.	65,779	0.5	6,049,037
U.S. Bancorp	223,351	0.8	9,963,688
Wells Fargo & Co.	591,676	2.5	32,417,928
Other Securities		1.4	19,080,688
		10.5	137,006,561
Capital Goods 7.9%
General Electric Co.	1,259,949	2.5	32,746,075
Honeywell International, Inc.	98,568	0.8	10,130,819
Lockheed Martin Corp.	33,589	0.5	6,719,479
United Technologies Corp.	106,505	1.0	12,984,025
Other Securities		3.1	40,695,151
		7.9	103,275,549
Commercial & Professional Services 0.6%
Other Securities		0.6	8,285,147
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 0.7%
Other Securities		0.7	9,341,553
Consumer Services 1.6%
McDonald's Corp.	122,290	0.9	12,094,481
Other Securities		0.7	8,137,889
		1.6	20,232,370
Diversified Financials 3.2%
Capital One Financial Corp.	70,831	0.4	5,575,108
The Goldman Sachs Group, Inc.	51,384	0.7	9,752,169
Other Securities		2.1	25,894,369
		3.2	41,221,646
Energy 10.1%
Chevron Corp.	236,980	1.9	25,281,026
ConocoPhillips	154,918	0.8	10,100,654
Exxon Mobil Corp.	531,481	3.6	47,057,328
Kinder Morgan, Inc.	213,042	0.7	8,736,852
Occidental Petroleum Corp.	97,227	0.6	7,572,039
Other Securities		2.5	32,930,450
		10.1	131,678,349
Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	197,815	1.3	16,602,613
Other Securities		0.6	7,822,190
		1.9	24,424,803
Food, Beverage & Tobacco 7.3%
Altria Group, Inc.	248,357	1.1	13,980,016
Mondelez International, Inc., Class A	210,341	0.6	7,768,945
Philip Morris International, Inc.	194,867	1.2	16,166,166
The Coca-Cola Co.	495,248	1.6	21,444,238
Other Securities		2.8	36,394,001
		7.3	95,753,366
Health Care Equipment & Services 2.8%
Abbott Laboratories	189,535	0.7	8,978,273
Other Securities		2.1	27,163,539
		2.8	36,141,812
Household & Personal Products 2.8%
The Procter & Gamble Co.	339,965	2.2	28,941,220
Other Securities		0.6	7,498,719
		2.8	36,439,939
Insurance 5.3%
American International Group, Inc.	174,933	0.7	9,679,043
MetLife, Inc.	143,858	0.6	7,312,302
Other Securities		4.0	51,899,895
		5.3	68,891,240
36    See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 3.5%
E.I. du Pont de Nemours & Co.	114,320	0.7	8,899,812
The Dow Chemical Co.	138,527	0.5	6,821,069
Other Securities		2.3	30,039,935
		3.5	45,760,816
Media 2.0%
Time Warner, Inc.	104,816	0.7	8,580,238
Twenty-First Century Fox, Inc., Class A	231,834	0.6	8,114,190
Other Securities		0.7	9,730,825
		2.0	26,425,253
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	199,591	0.9	12,075,255
Bristol-Myers Squibb Co.	207,797	1.0	12,658,993
Eli Lilly & Co.	122,569	0.7	8,600,667
Johnson & Johnson	351,837	2.8	36,066,811
Merck & Co., Inc.	357,268	1.6	20,914,469
Pfizer, Inc.	789,572	2.1	27,098,111
Other Securities		0.3	5,776,364
		9.4	123,190,670
Real Estate 2.9%
Other Securities		2.9	37,705,529
Retailing 1.4%
Target Corp.	80,193	0.5	6,161,228
Other Securities		0.9	12,591,483
		1.4	18,752,711
Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	606,518	1.5	20,166,723
Texas Instruments, Inc.	132,062	0.6	7,765,246
Other Securities		1.0	12,287,493
		3.1	40,219,462
Software & Services 6.3%
International Business Machines Corp.	115,407	1.4	18,689,010
Microsoft Corp.	1,035,073	3.5	45,387,951
Other Securities		1.4	17,806,621
		6.3	81,883,582
Technology Hardware & Equipment 3.5%
Cisco Systems, Inc.	641,426	1.5	18,928,481
Hewlett-Packard Co.	234,512	0.6	8,170,398
Other Securities		1.4	18,560,699
		3.5	45,659,578
Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 4.1%
AT&T, Inc.	649,981	1.7	22,463,343
Verizon Communications, Inc.	520,444	2.0	25,735,956
Other Securities		0.4	4,845,781
		4.1	53,045,080
Transportation 0.7%
Other Securities		0.7	9,670,901
Utilities 5.9%
Duke Energy Corp.	89,442	0.5	7,025,669
NextEra Energy, Inc.	54,408	0.4	5,629,052
Other Securities		5.0	63,899,197
		5.9	76,553,918
Total Common Stock
(Cost $1,111,733,474)			1,297,442,210

Other Investment Companies 0.3% of net assets
Equity Fund 0.2%
Other Securities		0.2	2,416,380
Money Market Fund 0.0%
Other Securities		0.0	557,883
Securities Lending Collateral 0.1%
Other Securities		0.1	975,592
Total Other Investment Companies
(Cost $3,896,911)			3,949,855

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $1,116,251,229 and the unrealized appreciation and depreciation were $207,069,878 and ($21,929,042), respectively, with a net unrealized appreciation $185,140,836.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,352,636. Non-Cash Collateral pledged to the fund for securities on loan amounted to $392,816.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
REIT –	Real Estate Investment Trust

See financial notes    37

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,297,442,210	$—	$—	$1,297,442,210
Other Investment Companies[1]	3,949,855	—	—	3,949,855
Total	$1,301,392,065	$—	$—	$1,301,392,065
[1]	As categorized in the complete schedule of portfolio holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
38    See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $1,114,654,793) including securities on loan of $1,352,636		$1,300,416,473
Collateral invested for securities on loan, at value (cost $975,592)	+	975,592
Total investments, at value (cost $1,115,630,385)		1,301,392,065
Receivables:
Fund shares sold		13,342,396
Dividends		4,195,210
Income from securities on loan		12,504
Foreign tax reclaims	+	6,722
Total assets		1,318,948,897
Liabilities
Collateral held for securities on loan		975,592
Payables:
Investments bought		14,602,037
Investment adviser fees		15,004
Due to custodian	+	51
Total liabilities		15,592,684
Net Assets
Total assets		1,318,948,897
Total liabilities	–	15,592,684
Net assets		$1,303,356,213
Net Assets by Source
Capital received from investors		1,058,839,242
Net investment income not yet distributed		6,402,578
Net realized capital gains		52,352,713
Net unrealized capital appreciation		185,761,680

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,303,356,213		29,400,000		$44.33

See financial notes    39

Schwab U.S. Large-Cap Value ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,042)		$17,911,278
Interest		4
Securities on loan	+	37,644
Total investment income		17,948,926
Expenses
Investment adviser fees		428,594
Total expenses	–	428,594
Net investment income		17,520,332
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(2,626,698)
Net realized gains on in-kind redemptions		58,133,215
Net realized gains on futures contracts	+	55,118
Net realized gains		55,561,635
Net change in unrealized appreciation (depreciation) on investments	+	(33,443,777)
Net realized and unrealized gains		22,117,858
Increase in net assets resulting from operations		$39,638,190
40    See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$17,520,332	$22,801,496
Net realized gains		55,561,635	15,739,141
Net change in unrealized appreciation (depreciation)	+	(33,443,777)	135,710,697
Increase in net assets resulting from operations		39,638,190	174,251,334
Distributions to Shareholders
Distributions from net investment income		($15,312,525)	($21,232,840)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,950,000	$301,145,916	8,900,000	$364,173,324
Shares redeemed	+	(4,250,000)	(184,691,520)	(1,400,000)	(55,308,685)
Net transactions in fund shares		2,700,000	$116,454,396	7,500,000	$308,864,639
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,700,000	$1,162,576,152	19,200,000	$700,693,019
Total increase	+	2,700,000	140,780,061	7,500,000	461,883,133
End of period		29,400,000	$1,303,356,213	26,700,000	$1,162,576,152
Net investment income not yet distributed			$6,402,578		$4,194,771
See financial notes    41

Schwab U.S. Mid-Cap ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	1/12/11 [1]– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	40.56	32.94	26.56	23.75	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.34 [2]	0.56	0.51	0.37	0.18
Net realized and unrealized gains (losses)	2.17	7.62	6.40	2.77	(1.29)
Total from investment operations	2.51	8.18	6.91	3.14	(1.11)
Less distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.53)	(0.33)	(0.14)
Net asset value at end of period	42.79	40.56	32.94	26.56	23.75
Total return (%)	6.23 [3]	24.97	26.27	13.32	(4.49) [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07 [4]	0.07	0.07	0.13	0.13 [4]
Net investment income (loss)	1.72 [4]	1.53	1.70	1.53	1.18 [4]
Portfolio turnover rate[5]	9 [3]	9	25	19	9 [3]
Net assets, end of period ($ x 1,000)	1,619,705	1,190,517	611,081	205,840	79,550

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
42    See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	1,364,949,965	1,617,855,348
1.3%	Other Investment Companies	21,721,092	21,721,092
0.0%	Short-Term Investment	249,997	249,999
101.2%	Total Investments	1,386,921,054	1,639,826,439
(1.2)%	Other Assets and Liabilities, Net		(20,121,142)
100.0%	Net Assets		1,619,705,297

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	18,077,561
Banks 3.3%
Other Securities		3.3	53,877,704
Capital Goods 11.7%
Masco Corp.	219,817	0.4	5,757,007
Pall Corp.	65,659	0.4	6,619,084
TransDigm Group, Inc.	30,281	0.4	6,566,738
United Rentals, Inc. *	61,726	0.4	5,744,222
Wabtec Corp.	59,414	0.3	5,637,794
Other Securities		9.8	159,669,364
		11.7	189,994,209
Commercial & Professional Services 3.1%
Equifax, Inc.	74,044	0.4	6,913,488
Towers Watson & Co., Class A	43,459	0.4	5,714,859
Other Securities		2.3	36,872,266
		3.1	49,500,613
Consumer Durables & Apparel 5.3%
D.R. Horton, Inc.	204,958	0.3	5,597,403
Hanesbrands, Inc.	61,323	0.5	7,821,135
Security	Number of Shares	% of Net Assets	Value ($)
Harman International Industries, Inc.	42,489	0.4	5,863,057
Jarden Corp. *	110,681	0.4	5,873,841
Mohawk Industries, Inc. *	38,460	0.4	7,090,101
Newell Rubbermaid, Inc.	167,766	0.4	6,591,526
Polaris Industries, Inc.	37,717	0.4	5,783,148
Other Securities		2.5	40,553,469
		5.3	85,173,680
Consumer Services 2.5%
H&R Block, Inc.	171,270	0.4	5,848,870
Other Securities		2.1	33,960,563
		2.5	39,809,433
Diversified Financials 3.0%
Other Securities		3.0	48,564,521
Energy 4.5%
Tesoro Corp.	77,816	0.4	7,146,621
Other Securities		4.1	65,712,818
		4.5	72,859,439
Food & Staples Retailing 0.6%
Other Securities		0.6	9,895,610
Food, Beverage & Tobacco 1.1%
Other Securities		1.1	18,215,015
Health Care Equipment & Services 4.5%
Other Securities		4.5	72,562,456
Household & Personal Products 0.8%
Other Securities		0.8	13,028,451
Insurance 5.7%
FNF Group	171,956	0.4	6,314,224
Markel Corp. *	8,636	0.4	6,437,620
Other Securities		4.9	80,247,558
		5.7	92,999,402
Materials 7.4%
International Flavors & Fragrances, Inc.	49,968	0.4	6,092,598
Rock-Tenn Co., Class A	86,774	0.4	5,956,167
Sealed Air Corp.	131,734	0.4	6,208,623
Vulcan Materials Co.	80,744	0.4	6,701,752
Other Securities		5.8	95,216,766
		7.4	120,175,906
Media 1.9%
The Interpublic Group of Cos., Inc.	260,478	0.4	5,808,659
Other Securities		1.5	24,765,841
		1.9	30,574,500
See financial notes    43

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Alkermes plc *	89,545	0.4	6,290,536
BioMarin Pharmaceutical, Inc. *	96,208	0.6	10,300,991
Endo International plc *	102,049	0.5	8,735,394
Hospira, Inc. *	104,833	0.6	9,177,081
Incyte Corp. *	94,451	0.5	8,108,618
Jazz Pharmaceuticals plc *	37,491	0.4	6,376,844
Medivation, Inc. *	48,090	0.3	5,652,018
Pharmacyclics, Inc. *	37,871	0.5	8,177,485
Salix Pharmaceuticals Ltd. *	39,472	0.4	6,204,998
Other Securities		1.8	28,382,566
		6.0	97,406,531
Real Estate 10.3%
CBRE Group, Inc., Class A *	173,494	0.4	5,943,904
Federal Realty Investment Trust	42,213	0.4	5,995,512
Realty Income Corp.	136,843	0.4	6,850,361
SL Green Realty Corp.	59,939	0.5	7,608,057
Other Securities		8.6	141,061,070
		10.3	167,458,904
Retailing 5.0%
Advance Auto Parts, Inc.	45,063	0.4	6,981,611
Signet Jewelers Ltd.	49,420	0.4	5,924,470
Staples, Inc.	395,037	0.4	6,622,795
Tractor Supply Co.	83,861	0.5	7,389,831
Ulta Salon, Cosmetics & Fragrance, Inc. *	39,927	0.3	5,620,125
Other Securities		3.0	47,614,741
		5.0	80,153,573
Semiconductors & Semiconductor Equipment 2.1%
Skyworks Solutions, Inc.	117,531	0.6	10,313,345
Other Securities		1.5	23,685,938
		2.1	33,999,283
Software & Services 8.1%
Akamai Technologies, Inc. *	109,357	0.5	7,601,405
Computer Sciences Corp.	87,069	0.4	6,174,933
ServiceNow, Inc. *	81,222	0.4	6,193,990
Other Securities		6.8	110,552,671
		8.1	130,522,999
Technology Hardware & Equipment 3.5%
Palo Alto Networks, Inc. *	41,093	0.4	5,844,247
Other Securities		3.1	51,174,101
		3.5	57,018,348
Telecommunication Services 1.2%
Level 3 Communications, Inc. *	172,576	0.6	9,294,944
Other Securities		0.6	10,239,568
		1.2	19,534,512
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Expeditors International of Washington, Inc.	118,292	0.4	5,713,504
Other Securities		1.8	29,630,407
		2.2	35,343,911
Utilities 5.0%
American Water Works Co., Inc.	110,349	0.4	5,967,674
CMS Energy Corp.	169,570	0.4	5,956,994
Other Securities		4.2	69,184,119
		5.0	81,108,787
Total Common Stock
(Cost $1,364,949,965)			1,617,855,348

Other Investment Companies 1.3% of net assets
Money Market Fund 0.0%
Other Securities		0.0	704,110
Securities Lending Collateral 1.3%
Other Securities		1.3	21,016,982
Total Other Investment Companies
(Cost $21,721,092)			21,721,092
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
Other Securities		0.0	249,999
Total Short-Term Investment
(Cost $249,997)			249,999

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $1,388,018,909 and the unrealized appreciation and depreciation were $290,471,122 and ($38,663,592), respectively, with a net unrealized appreciation of $251,807,530.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,251,294. Non-Cash Collateral pledged to the fund for securities on loan amounted to $1,067,811.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the purchase yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
44    See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 02/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/20/15	9	946,260	4,105

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,617,855,348	$—	$—	$1,617,855,348
Other Investment Companies[1]	21,721,092	—	—	21,721,092
Short-Term Investment[1]	—	249,999	—	249,999
Total	$1,639,576,440	$249,999	$—	$1,639,826,439
Other Financial Instruments
Futures Contracts[2]	$4,105	$—	$—	$4,105
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
See financial notes    45

Schwab U.S. Mid-Cap ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $1,365,904,072) including securities on loan of $21,251,294		$1,618,809,457
Collateral invested for securities on loan, at value (cost $21,016,982)	+	21,016,982
Total investments, at value (cost $1,386,921,054)		1,639,826,439
Receivables:
Investments sold		166,861
Fund shares sold		12,923,159
Dividends		1,442,420
Income from securities on loan	+	74,642
Total assets		1,654,433,521
Liabilities
Collateral held for securities on loan		21,016,982
Payables:
Investments bought		13,689,456
Investment adviser fees		18,591
Variation margin on futures contracts	+	3,195
Total liabilities		34,728,224
Net Assets
Total assets		1,654,433,521
Total liabilities	–	34,728,224
Net assets		$1,619,705,297
Net Assets by Source
Capital received from investors		1,340,905,761
Net investment income not yet distributed		3,466,424
Net realized capital gains		22,423,622
Net unrealized capital appreciation		252,909,490

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,619,705,297		37,850,000		$42.79

46    See financial notes

Schwab U.S. Mid-Cap ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,934)		$11,163,471
Interest		13
Securities on loan	+	367,079
Total investment income		11,530,563
Expenses
Investment adviser fees		450,071
Total expenses	–	450,071
Net investment income		11,080,492
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,902,237)
Net realized gains on in-kind redemptions		32,135,102
Net realized losses on futures contracts	+	(65,342)
Net realized gains		30,167,523
Net change in unrealized appreciation (depreciation) on investments		49,144,194
Net change in unrealized appreciation (depreciation) on futures contracts	+	4,105
Net change in unrealized appreciation (depreciation)	+	49,148,299
Net realized and unrealized gains		79,315,822
Increase in net assets resulting from operations		$90,396,314
See financial notes    47

Schwab U.S. Mid-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$11,080,492	$14,575,387
Net realized gains		30,167,523	33,308,554
Net change in unrealized appreciation (depreciation)	+	49,148,299	142,865,701
Increase in net assets resulting from operations		90,396,314	190,749,642
Distributions to Shareholders
Distributions from net investment income		($8,640,620)	($14,140,400)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,000,000	$445,754,122	13,850,000	$515,129,958
Shares redeemed	+	(2,500,000)	(98,321,441)	(3,050,000)	(112,303,454)
Net transactions in fund shares		8,500,000	$347,432,681	10,800,000	$402,826,504
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,350,000	$1,190,516,922	18,550,000	$611,081,176
Total increase	+	8,500,000	429,188,375	10,800,000	579,435,746
End of period		37,850,000	$1,619,705,297	29,350,000	$1,190,516,922
Net investment income not yet distributed			$3,466,424		$1,026,552
48    See financial notes

Schwab U.S. Small-Cap ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	10/30/09 [1]– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	54.53	45.71	36.55	32.34	26.48	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.48 [2]	0.73	0.74	0.49	0.39	0.23
Net realized and unrealized gains (losses)	2.35	8.84	9.18	4.16	5.86	1.45 [3]
Total from investment operations	2.83	9.57	9.92	4.65	6.25	1.68
Less distributions:
Distributions from net investment income	(0.37)	(0.75)	(0.76)	(0.44)	(0.39)	(0.20)
Net asset value at end of period	56.99	54.53	45.71	36.55	32.34	26.48
Total return (%)	5.24 [4]	21.01	27.47	14.52	23.55	6.67 [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.08 [5]	0.08	0.09 [6]	0.13	0.13	0.14 [5,7]
Net investment income (loss)	1.81 [5]	1.41	1.74	1.44	1.17	1.05 [5]
Portfolio turnover rate[8]	7 [4]	13	22	12	11	8 [4]
Net assets, end of period ($ x 1,000)	2,610,222	2,104,717	1,446,857	641,516	462,523	193,310

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 20, 2012, the annual operating expense ratio was reduced to 0.10%. On March 11, 2013, the rate was further reduced to 0.08%. The ratio presented for the period ended 8/31/13 is a blended ratio.
[7]	Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    49

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	2,135,145,714	2,598,343,126
0.0%	Rights	115,418	115,419
0.0%	Warrants	—	—
3.7%	Other Investment Companies	97,139,458	97,139,458
0.0%	Short-Term Investments	414,999	414,998
103.3%	Total Investments	2,232,815,589	2,696,013,001
(3.3)%	Other Assets and Liabilities, Net		(85,791,202)
100.0%	Net Assets		2,610,221,799

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.2%
Gentex Corp.	290,496	0.2	5,118,540
Other Securities		1.0	27,075,412
		1.2	32,193,952
Banks 7.7%
East West Bancorp, Inc.	144,914	0.2	5,789,314
Signature Bank *	49,977	0.2	6,164,663
SVB Financial Group *	50,617	0.2	6,220,829
Other Securities		7.1	182,704,872
		7.7	200,879,678
Capital Goods 9.7%
Acuity Brands, Inc.	43,653	0.3	6,918,127
Allegion plc	93,674	0.2	5,407,800
Huntington Ingalls Industries, Inc.	47,026	0.3	6,646,185
Spirit AeroSystems Holdings, Inc., Class A *	128,257	0.2	6,311,527
The Middleby Corp. *	56,643	0.2	6,038,710
Other Securities		8.5	220,965,427
		9.7	252,287,776
Security	Number of Shares	% of Net Assets	Value ($)
Commercial & Professional Services 3.1%
KAR Auction Services, Inc.	139,665	0.2	5,093,583
Other Securities		2.9	75,747,415
		3.1	80,840,998
Consumer Durables & Apparel 2.5%
Brunswick Corp.	92,775	0.2	5,032,116
Other Securities		2.3	58,912,170
		2.5	63,944,286
Consumer Services 4.3%
Domino's Pizza, Inc.	54,562	0.2	5,539,680
Service Corp. International	204,983	0.2	5,093,828
Other Securities		3.9	102,104,801
		4.3	112,738,309
Diversified Financials 2.8%
CBOE Holdings, Inc.	83,069	0.2	4,986,632
E*TRADE Financial Corp. *	285,930	0.3	7,444,188
Other Securities		2.3	61,289,682
		2.8	73,720,502
Energy 4.1%
Other Securities		4.1	107,410,975
Food & Staples Retailing 1.0%
Rite Aid Corp. *	886,700	0.3	7,075,866
Other Securities		0.7	18,186,877
		1.0	25,262,743
Food, Beverage & Tobacco 1.8%
The Hain Celestial Group, Inc. *	97,752	0.2	6,112,433
The WhiteWave Foods Co. *	169,137	0.3	6,926,160
Other Securities		1.3	34,781,261
		1.8	47,819,854
Health Care Equipment & Services 6.2%
athenahealth, Inc. *	37,505	0.2	4,765,760
Brookdale Senior Living, Inc. *	180,333	0.3	6,764,291
Centene Corp. *	117,768	0.3	7,238,021
Teleflex, Inc.	41,068	0.2	4,997,565
Other Securities		5.2	137,765,907
		6.2	161,531,544
Household & Personal Products 0.4%
Other Securities		0.4	10,182,347
Insurance 3.2%
Other Securities		3.2	83,401,781
Materials 5.3%
Bemis Co., Inc.	97,247	0.2	4,745,654
Graphic Packaging Holding Co. *	319,503	0.2	4,821,300
NewMarket Corp.	10,516	0.2	4,954,088
50    See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Sonoco Products Co.	100,360	0.2	4,699,859
Other Securities		4.5	119,243,645
		5.3	138,464,546
Media 1.8%
Other Securities		1.8	47,332,400
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Alkermes plc *	143,393	0.4	10,073,358
Alnylam Pharmaceuticals, Inc. *	70,397	0.3	7,147,407
Isis Pharmaceuticals, Inc. *	115,989	0.3	7,952,206
United Therapeutics Corp. *	46,600	0.3	7,225,330
Other Securities		5.1	133,838,915
		6.4	166,237,216
Real Estate 10.5%
Mid-America Apartment Communities, Inc.	72,957	0.2	5,287,194
Omega Healthcare Investors, Inc.	133,340	0.2	5,341,600
Spirit Realty Capital, Inc.	390,034	0.2	4,777,917
Starwood Property Trust, Inc.	222,461	0.2	5,428,048
The Howard Hughes Corp. *	35,045	0.2	5,249,391
Other Securities		9.5	247,606,400
		10.5	273,690,550
Retailing 4.3%
Liberty Ventures, Series A *	133,104	0.2	5,348,119
Other Securities		4.1	106,728,291
		4.3	112,076,410
Semiconductors & Semiconductor Equipment 3.4%
ON Semiconductor Corp. *	428,389	0.2	5,461,960
Qorvo, Inc. *	142,421	0.4	9,884,017
SunEdison, Inc. *	248,401	0.2	5,499,598
Other Securities		2.6	68,044,146
		3.4	88,889,721
Software & Services 8.6%
Broadridge Financial Solutions, Inc.	119,423	0.2	6,356,886
CoStar Group, Inc. *	32,095	0.2	6,392,040
Splunk, Inc. *	116,452	0.3	7,831,397
Other Securities		7.9	204,620,149
		8.6	225,200,472
Technology Hardware & Equipment 5.2%
Brocade Communications Systems, Inc.	429,289	0.2	5,318,891
Palo Alto Networks, Inc. *	65,723	0.4	9,347,125
Other Securities		4.6	122,174,746
		5.2	136,840,762
Telecommunication Services 0.5%
Other Securities		0.5	13,705,554
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.5%
Alaska Air Group, Inc.	129,609	0.3	8,249,613
Old Dominion Freight Line, Inc. *	67,446	0.2	5,268,882
Ryder System, Inc.	52,702	0.2	4,953,461
Spirit Airlines, Inc. *	71,495	0.2	5,560,881
Other Securities		1.6	40,147,664
		2.5	64,180,501
Utilities 3.1%
Atmos Energy Corp.	99,782	0.2	5,292,437
Other Securities		2.9	74,217,812
		3.1	79,510,249
Total Common Stock
(Cost $2,135,145,714)			2,598,343,126

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	115,419
Total Rights
(Cost $115,418)			115,419

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Companies 3.7% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	4,939,225	0.2	4,939,225
Securities Lending Collateral 3.5%
Other Securities		3.5	92,200,233
Total Other Investment Companies
(Cost $97,139,458)			97,139,458
See financial notes    51

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
Other Securities		0.0	414,998
Total Short-Term Investment
(Cost $414,999)			414,998

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $2,234,792,818 and the unrealized appreciation and depreciation were $568,535,723 and ($107,315,540), respectively, with a net unrealized appreciation of $461,220,183.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $88,289,290. Non-Cash Collateral pledged to the fund for securities on loan amounted to $533,022.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 2/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 03/20/15	75	9,237,000	31,631

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,598,343,126	$—	$—	$2,598,343,126
Rights [1]	—	—	115,419	115,419
Warrants [1]	—	—	—	—
Other Investment Companies[1]	97,139,458	—	—	97,139,458
Short-Term Investments[1]	—	414,998	—	414,998
Total	$2,695,482,584	$414,998	$115,419	$2,696,013,001
Other Financial Instruments
Futures Contracts[2]	$31,631	$—	$—	$31,631
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
52    See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Gains (Losses)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 28, 2015
Rights	$115,419	$—	$—	$—	$—	$—	$—	$115,419
Total	$115,419	$—	$—	$—	$—	$—	$—	$115,419
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
See financial notes    53

Schwab U.S. Small-Cap ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $2,140,615,356) including securities on loan of $88,289,290		$2,603,812,768
Collateral invested for securities on loan, at value (cost $92,200,233)	+	92,200,233
Total investments, at value (cost $2,232,815,589)		2,696,013,001
Cash		145,418
Receivables:
Investments sold		4,453,409
Dividends		2,229,381
Income from securities on loan	+	321,054
Total assets		2,703,162,263
Liabilities
Collateral held for securities on loan		92,200,233
Payables:
Investments bought		657,294
Investment adviser fees		34,327
Variation margin on futures contracts	+	48,610
Total liabilities		92,940,464
Net Assets
Total assets		2,703,162,263
Total liabilities	–	92,940,464
Net assets		$2,610,221,799
Net Assets by Source
Capital received from investors		2,108,133,337
Net investment income not yet distributed		5,365,471
Net realized capital gains		33,493,948
Net unrealized capital appreciation		463,229,043

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,610,221,799		45,800,000		$56.99

54    See financial notes

Schwab U.S. Small-Cap ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,160)		$19,108,951
Interest		23
Securities on loan	+	1,776,902
Total investment income		20,885,876
Expenses
Investment adviser fees		885,037
Total expenses	–	885,037
Net investment income		20,000,839
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,896,109)
Net realized gains on in-kind redemptions		54,305,201
Net realized gains on futures contracts	+	85,313
Net realized gains		50,494,405
Net change in unrealized appreciation (depreciation) on investments		59,153,542
Net change in unrealized appreciation (depreciation) on futures contracts	+	10,241
Net change in unrealized appreciation (depreciation)	+	59,163,783
Net realized and unrealized gains		109,658,188
Increase in net assets resulting from operations		$129,659,027
See financial notes    55

Schwab U.S. Small-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$20,000,839	$26,692,311
Net realized gains		50,494,405	76,440,009
Net change in unrealized appreciation (depreciation)	+	59,163,783	218,372,146
Increase in net assets resulting from operations		129,659,027	321,504,466
Distributions to Shareholders
Distributions from net investment income		($15,063,975)	($27,201,420)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,050,000	$542,327,317	10,900,000	$564,215,091
Shares redeemed	+	(2,850,000)	(151,417,237)	(3,950,000)	(200,658,054)
Net transactions in fund shares		7,200,000	$390,910,080	6,950,000	$363,557,037
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,600,000	$2,104,716,667	31,650,000	$1,446,856,584
Total increase	+	7,200,000	505,505,132	6,950,000	657,860,083
End of period		45,800,000	$2,610,221,799	38,600,000	$2,104,716,667
Net investment income not yet distributed			$5,365,471		$428,607
56    See financial notes

Schwab U.S. Dividend Equity ETF™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	10/19/11 [1]– 8/31/12
Per-Share Data ($)
Net asset value at beginning of period	38.90	33.00	28.58	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.58 [2]	1.04	0.91	0.62
Net realized and unrealized gains (losses)	1.66	5.86	4.40	3.43
Total from investment operations	2.24	6.90	5.31	4.05
Less distributions:
Distributions from net investment income	(0.53)	(1.00)	(0.89)	(0.47)
Net asset value at end of period	40.61	38.90	33.00	28.58
Total return (%)	5.80 [3]	21.15	18.93	16.31 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07 [4]	0.07	0.07	0.17 [4]
Net investment income (loss)	2.98 [4]	3.01	3.09	3.19 [4]
Portfolio turnover rate[5]	4 [3]	26	13	17 [3]
Net assets, end of period ($ x 1,000)	2,826,376	2,075,331	1,141,690	504,464

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    57

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	2,552,651,633	2,817,710,952
0.0%	Other Investment Companies	1,112,210	1,161,996
99.7%	Total Investments	2,553,763,843	2,818,872,948
0.3%	Other Assets and Liabilities, Net		7,503,302
100.0%	Net Assets		2,826,376,250

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets
Banks 0.1%
Other Securities		0.1	3,059,471
Capital Goods 13.6%
3M Co.	414,107	2.5	69,839,146
Eaton Corp. plc	302,936	0.8	21,511,485
Emerson Electric Co.	446,806	0.9	25,879,004
General Dynamics Corp.	203,300	1.0	28,213,974
Illinois Tool Works, Inc.	232,263	0.8	22,961,520
Lockheed Martin Corp.	172,384	1.2	34,485,419
Northrop Grumman Corp.	133,104	0.8	22,056,664
Raytheon Co.	197,773	0.8	21,511,769
The Boeing Co.	428,271	2.3	64,604,680
United Technologies Corp.	543,501	2.3	66,258,207
Other Securities		0.2	7,231,902
		13.6	384,553,770
Commercial & Professional Services 0.1%
Other Securities		0.1	2,398,014
Consumer Durables & Apparel 0.7%
Other Securities		0.7	20,325,377
Consumer Services 2.8%
McDonald's Corp.	627,539	2.2	62,063,607
Other Securities		0.6	16,543,740
		2.8	78,607,347
Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 0.7%
T. Rowe Price Group, Inc.	167,624	0.5	13,845,743
Other Securities		0.2	4,663,571
		0.7	18,509,314
Energy 11.7%
Chevron Corp.	1,173,560	4.4	125,195,381
ConocoPhillips	785,303	1.8	51,201,756
Exxon Mobil Corp.	1,387,490	4.3	122,848,365
The Williams Cos., Inc.	428,586	0.7	21,017,857
Other Securities		0.5	10,623,063
		11.7	330,886,422
Food & Staples Retailing 3.5%
Sysco Corp.	373,961	0.5	14,580,739
Wal-Mart Stores, Inc.	1,008,358	3.0	84,631,487
		3.5	99,212,226
Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	1,266,152	2.5	71,271,696
General Mills, Inc.	392,232	0.7	21,098,159
Kellogg Co.	163,001	0.4	10,510,305
PepsiCo, Inc.	962,548	3.4	95,273,001
Reynolds American, Inc.	197,483	0.5	14,933,665
The Coca-Cola Co.	2,520,653	3.9	109,144,275
Other Securities		0.7	18,950,798
		12.1	341,181,899
Health Care Equipment & Services 1.2%
Baxter International, Inc.	346,816	0.8	23,982,326
Other Securities		0.4	8,755,017
		1.2	32,737,343
Household & Personal Products 6.7%
Colgate-Palmolive Co.	548,481	1.4	38,843,424
Kimberly-Clark Corp.	238,135	0.9	26,113,884
The Procter & Gamble Co.	1,366,750	4.1	116,351,427
Other Securities		0.3	8,872,412
		6.7	190,181,147
Insurance 1.0%
Aflac, Inc.	287,899	0.6	17,921,713
Other Securities		0.4	10,165,733
		1.0	28,087,446
Materials 4.3%
Air Products & Chemicals, Inc.	122,854	0.7	19,182,424
E.I. du Pont de Nemours & Co.	584,036	1.6	45,467,203
International Paper Co.	272,080	0.5	15,348,033
The Dow Chemical Co.	717,227	1.2	35,316,257
Other Securities		0.3	5,973,607
		4.3	121,287,524
Media 0.7%
Omnicom Group, Inc.	159,806	0.4	12,710,969
Other Securities		0.3	6,315,602
		0.7	19,026,571
58    See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 10.4%
Eli Lilly & Co.	627,606	1.5	44,039,113
Johnson & Johnson	1,157,614	4.2	118,667,011
Pfizer, Inc.	3,859,952	4.7	132,473,553
		10.4	295,179,677
Retailing 5.2%
Target Corp.	404,983	1.1	31,114,844
The Home Depot, Inc.	859,502	3.5	98,627,854
Other Securities		0.6	17,897,735
		5.2	147,640,433
Semiconductors & Semiconductor Equipment 6.5%
Analog Devices, Inc.	200,555	0.4	11,740,490
Intel Corp.	3,162,689	3.7	105,159,409
Texas Instruments, Inc.	681,890	1.4	40,095,132
Other Securities		1.0	27,370,549
		6.5	184,365,580
Software & Services 5.6%
Automatic Data Processing, Inc.	307,844	1.0	27,348,861
Microsoft Corp.	2,622,868	4.1	115,012,762
Paychex, Inc.	208,300	0.4	10,380,631
Other Securities		0.1	6,589,885
		5.6	159,332,139
Technology Hardware & Equipment 0.2%
Other Securities		0.2	5,193,219
Telecommunication Services 8.7%
AT&T, Inc.	3,311,109	4.1	114,431,927
Verizon Communications, Inc.	2,646,884	4.6	130,888,414
		8.7	245,320,341
Transportation 3.4%
CSX Corp.	640,000	0.8	21,958,400
Norfolk Southern Corp.	198,223	0.8	21,638,023
Security	Number of Shares	% of Net Assets	Value ($)
United Parcel Service, Inc., Class B	449,034	1.6	45,680,229
Other Securities		0.2	6,943,929
		3.4	96,220,581
Utilities 0.5%
Other Securities		0.5	14,405,111
Total Common Stock
(Cost $2,552,651,633)			2,817,710,952

Other Investment Companies 0.0% of net assets
Equity Fund 0.0%
Other Securities		0.0	414,000
Money Market Fund 0.0%
Other Securities		0.0	747,996
Total Other Investment Companies
(Cost $1,112,210)			1,161,996

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $2,554,092,929 and the unrealized appreciation and depreciation were $292,369,686 and ($27,589,667), respectively, with a net unrealized appreciation of $264,780,019.
For the following notes, please refer to the complete schedule of portfolio holdings.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,817,710,952	$—	$—	$2,817,710,952
Other Investment Companies[1]	1,161,996	—	—	1,161,996
Total	$2,818,872,948	$—	$—	$2,818,872,948
[1]	As categorized in the complete schedule of portfolio holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
See financial notes    59

Schwab U.S. Dividend Equity ETF
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $2,553,763,843)		$2,818,872,948
Receivables:
Investments sold		1,243,105
Dividends		10,641,028
Fund shares sold	+	6,113,355
Total assets		2,836,870,436
Liabilities
Payables:
Investments bought		10,461,653
Investment adviser fees	+	32,533
Total liabilities		10,494,186
Net Assets
Total assets		2,836,870,436
Total liabilities	–	10,494,186
Net assets		$2,826,376,250
Net Assets by Source
Capital received from investors		2,420,579,478
Net investment income not yet distributed		15,603,015
Net realized capital gains		125,084,652
Net unrealized capital appreciation		265,109,105

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,826,376,250		69,600,001		$40.61

60    See financial notes

Schwab U.S. Dividend Equity ETF
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Dividends		$37,834,118
Interest	+	3
Total investment income		37,834,121
Expenses
Investment adviser fees		869,543
Total expenses	–	869,543
Net investment income		36,964,578
Realized and Unrealized Gains (Losses)
Net realized gains on investments		211,307
Net realized gains on in-kind redemptions		134,773,922
Net realized gains on futures contracts	+	71,707
Net realized gains		135,056,936
Net change in unrealized appreciation (depreciation) on investments	+	(24,842,386)
Net realized and unrealized gains		110,214,550
Increase in net assets resulting from operations		$147,179,128
See financial notes    61

Schwab U.S. Dividend Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$36,964,578	$48,439,591
Net realized gains		135,056,936	51,936,047
Net change in unrealized appreciation (depreciation)	+	(24,842,386)	188,477,636
Increase in net assets resulting from operations		147,179,128	288,853,274
Distributions to Shareholders
Distributions from net investment income		($32,555,941)	($42,886,221)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		30,350,000	$1,194,081,531	27,100,000	$991,701,989
Shares redeemed	+	(14,100,000)	(557,659,540)	(8,350,000)	(304,028,292)
Net transactions in fund shares		16,250,000	$636,421,991	18,750,000	$687,673,697
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,350,001	$2,075,331,072	34,600,001	$1,141,690,322
Total increase	+	16,250,000	751,045,178	18,750,000	933,640,750
End of period		69,600,001	$2,826,376,250	53,350,001	$2,075,331,072
Net investment income not yet distributed			$15,603,015		$11,194,378
62    See financial notes

Schwab U.S. Equity ETFs
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The funds invest in certain other investment companies (“underlying funds”). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 28, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.
The value of the securities on loan and the related collateral as of February 28, 2015, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures,” was issued and is effective for interim and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments—mid- or small-cap stocks, for instance—a fund’s large-cap holdings could reduce performance.
Mid-Cap Risk. Certain funds invest in mid-cap stocks. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—a fund’s mid-cap holdings could reduce performance.
Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective benchmark index.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell a security at an advantageous time or price.

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.04%	0.04%	0.07%	0.07%	0.07%	0.08%	0.07%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 08/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/15	Market Value at 2/28/15	Realized Gains (Losses) 9/1/14 to 2/28/15	Dividends Received 9/1/14 to 2/28/15
Schwab U.S. Broad Market ETF	192,519	55,424	(2,944)	244,999	$7,188,271	$49,061	$27,234
Schwab U.S. Large-Cap ETF	191,618	54,944	(13,775)	232,787	6,829,971	94,586	25,572
Schwab U.S. Large-Cap Growth ETF	175,888	68,680	(19,800)	224,768	6,594,693	57,144	24,981
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2015, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.2%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.5%	0.2%
Schwab VIT Growth Portfolio	0.8%	0.3%

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds, including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.
There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the funds' Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The fund invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at February 28, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab U.S. Broad Market ETF	$3,287,821	33
Schwab U.S. Large-Cap ETF	3,415,283	34
Schwab U.S. Large-Cap Growth ETF	3,925,675*	39*
Schwab U.S. Large-Cap Value ETF	1,847,925*	18*
Schwab U.S. Mid-Cap ETF	1,064,477	11
Schwab U.S. Small-Cap ETF	3,538,772	30
Schwab U.S. Dividend Equity ETF	1,201,608*	12*
*	During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)
9. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2015, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab U.S. Broad Market ETF	$100,329,813	$66,395,354
Schwab U.S. Large-Cap ETF	98,620,136	83,513,764
Schwab U.S. Large-Cap Growth ETF	184,476,987	153,206,939
Schwab U.S. Large-Cap Value ETF	180,267,939	171,078,233
Schwab U.S. Mid-Cap ETF	141,034,284	121,737,556
Schwab U.S. Small-Cap ETF	182,703,829	149,788,577
Schwab U.S. Dividend Equity ETF	101,795,608	96,044,036
10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2015 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$1,043,834,678	$55,949,210
Schwab U.S. Large-Cap ETF	837,335,231	88,656,060
Schwab U.S. Large-Cap Growth ETF	522,504,759	212,138,912
Schwab U.S. Large-Cap Value ETF	291,105,311	182,161,257
Schwab U.S. Mid-Cap ETF	438,083,932	96,495,784
Schwab U.S. Small-Cap ETF	525,560,241	142,241,924
Schwab U.S. Dividend Equity ETF	1,167,625,096	534,926,557
For the period ended February 28, 2015, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2015 are disclosed in the funds' Statements of Operations.

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)
11. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
August 31, 2019	$—	$721,062	$691,441	$295,384	$218,695	$927,631	$—
No expiration*	4,860,368	4,392,658	7,594,027	2,451,027	7,195,556	14,608,766	3,568,931
Total	$4,860,368	$5,113,720	$8,285,468	$2,746,411	$7,414,251	$15,536,397	$3,568,931
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the funds had capital losses deferred and capital loss carryforwards utilized as follows:
	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Deferred capital losses	$49,227	$—	$—	$—	$—	$—	$6,505,541
Capital loss carryforwards utilized	—	1,136,819	—	—	—	—	—
As of August 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the funds did not incur any interest or penalties.
12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds a meeting each year that is dedicated, in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at a meeting held on September 3, 2014, and approved the renewal of the Agreement with respect to the Funds for an additional one year term. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at this meeting and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2. each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3. each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5. the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee since 2009)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).
Stephen Timothy Kochis 1946 Trustee (Trustee since 2012)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (January 2008 – April 2012).	21	None
Charles A. Ruffel 1956 Trustee (Trustee since 2009)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Chairman and Trustee since 2009)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010)..

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich 1964 Chief Legal Officer and Secretary (Officer since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately 2,500 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding REITs, master limited partnerships, preferred stocks and convertibles. All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million and meet minimum liquidity criteria. The index is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index that includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors.
Dow Jones U.S. Mid-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1000 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Notes

Notes

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at http://www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54789-05
00137723

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6:	Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Market Equity ETF, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,959,974,669	3,211,337,760
0.5%	Preferred Stock	11,819,889	14,761,832
0.0%	Rights	—	6,105
0.2%	Other Investment Companies	7,530,650	7,530,650
0.0%	Short-Term Investments	507,994	507,997
99.9%	Total Investments	2,979,833,202	3,234,144,344
0.1%	Other Assets and Liabilities, Net		4,631,619
100.0%	Net Assets		3,238,775,963

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets
Australia 6.6%
Banks 2.3%
Australia & New Zealand Banking Group Ltd.	577,122	15,964,572
Bank of Queensland Ltd.	64,638	706,312
Bendigo & Adelaide Bank Ltd.	99,358	997,043
Commonwealth Bank of Australia	336,560	24,215,622
National Australia Bank Ltd.	481,992	14,298,885
Westpac Banking Corp.	645,130	19,189,071
		75,371,505
Capital Goods 0.0%
GWA Group Ltd.	184,975	361,973
Leighton Holdings Ltd.	16,912	291,630
		653,603
Commercial & Professional Services 0.2%
ALS Ltd.	50,736	226,765
Brambles Ltd.	386,998	3,362,442
Downer EDI Ltd.	146,923	508,317
Recall Holdings Ltd.	77,305	467,141
Seek Ltd.	60,249	815,395
		5,380,060
Consumer Services 0.1%
Aristocrat Leisure Ltd.	64,477	375,492
Crown Resorts Ltd.	143,752	1,721,585
Echo Entertainment Group Ltd.	171,234	587,067
Flight Centre Travel Group Ltd.	14,798	477,920
Tabcorp Holdings Ltd. *	6,682	24,007
Security	Number of Shares	Value ($)
Tabcorp Holdings Ltd.	84,102	333,763
Tatts Group Ltd.	286,447	892,381
		4,412,215
Diversified Financials 0.2%
ASX Ltd.	52,148	1,801,744
Challenger Ltd.	99,358	545,963
IOOF Holdings Ltd.	89,845	746,161
Macquarie Group Ltd.	69,800	3,980,775
Perpetual Ltd.	5,285	226,326
		7,300,969
Energy 0.3%
Caltex Australia Ltd.	12,684	365,762
New Hope Corp., Ltd.	41,223	82,927
Oil Search Ltd.	275,075	1,756,970
Origin Energy Ltd.	244,313	2,334,992
Santos Ltd.	190,260	1,182,473
Whitehaven Coal Ltd. *	272,019	342,806
Woodside Petroleum Ltd.	128,954	3,551,025
		9,616,955
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	235,850	8,095,219
Woolworths Ltd.	254,929	6,128,048
		14,223,267
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	126,840	1,033,547
Treasury Wine Estates Ltd.	98,403	418,245
		1,451,792
Health Care Equipment & Services 0.1%
Ansell Ltd.	21,140	416,331
Cochlear Ltd.	7,399	523,674
Ramsay Health Care Ltd.	31,710	1,660,525
Sonic Healthcare Ltd.	100,415	1,527,981
		4,128,511
Insurance 0.3%
AMP Ltd.	602,535	3,159,950
Insurance Australia Group Ltd.	543,298	2,594,126
QBE Insurance Group Ltd.	204,001	2,074,267
Suncorp Group Ltd.	268,619	2,939,456
		10,767,799
Materials 1.1%
Adelaide Brighton Ltd.	119,441	400,148
Alumina Ltd. *	416,458	599,808
Amcor Ltd.	304,559	3,256,456
Arrium Ltd.	495,733	85,368
BHP Billiton Ltd.	660,625	17,400,558
BlueScope Steel Ltd. *	127,897	482,537
Boral Ltd.	157,568	757,285
CSR Ltd.	249,452	841,564
DuluxGroup Ltd.	72,933	352,806
Fortescue Metals Group Ltd. (a)	395,318	770,494
Iluka Resources Ltd.	127,897	786,875
Incitec Pivot Ltd.	410,116	1,306,545
James Hardie Industries plc CDI	51,863	614,620
Newcrest Mining Ltd. *	145,866	1,643,002
Orica Ltd.	72,933	1,131,490
Orora Ltd.	377,832	671,348
OZ Minerals Ltd.	106,757	318,379
See financial notes    1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rio Tinto Ltd.	95,681	4,823,942
Sims Metal Management Ltd.	40,166	383,882
		36,627,107
Media 0.0%
Fairfax Media Ltd.	596,411	457,504
REA Group Ltd.	7,399	283,845
Seven West Media Ltd.	112,042	129,797
Ten Network Holdings Ltd. *	328,727	59,181
		930,327
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	109,928	7,936,897
Real Estate 0.5%
Dexus Property Group	304,106	1,880,508
Goodman Group	190,439	930,173
Lend Lease Group	149,078	2,024,586
Mirvac Group	683,879	1,113,437
Novion Property Group	627,858	1,208,981
Scentre Group	1,022,543	3,089,527
Stockland	618,345	2,270,005
The GPT Group	449,297	1,652,930
Westfield Corp.	427,028	3,279,053
		17,449,200
Retailing 0.0%
Harvey Norman Holdings Ltd.	142,695	493,690
Software & Services 0.1%
Computershare Ltd.	135,296	1,332,259
Telecommunication Services 0.2%
Telstra Corp., Ltd.	876,253	4,369,101
TPG Telecom Ltd.	38,052	226,963
		4,596,064
Transportation 0.2%
Asciano Ltd.	213,514	1,082,990
Aurizon Holdings Ltd.	380,904	1,410,262
Macquarie Atlas Roads Group	196,602	504,760
Sydney Airport	64,810	261,767
Toll Holdings Ltd.	77,161	539,956
Transurban Group	475,040	3,402,314
		7,202,049
Utilities 0.1%
AGL Energy Ltd.	186,354	2,195,323
APA Group	98,888	711,348
AusNet Services	243,110	278,781
		3,185,452
		213,059,721
Austria 0.2%
Banks 0.1%
Erste Group Bank AG	61,686	1,620,432
Raiffeisen Bank International AG	11,677	176,816
		1,797,248
Capital Goods 0.0%
ANDRITZ AG	9,808	567,109
Strabag SE	11,627	279,086
		846,195
Energy 0.0%
OMV AG	38,052	1,098,823
Security	Number of Shares	Value ($)
Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,513	421,689
Materials 0.1%
voestalpine AG	39,109	1,532,260
Telecommunication Services 0.0%
Telekom Austria AG	24,538	172,982
		5,869,197
Belgium 1.1%
Banks 0.1%
KBC Groep N.V. *	61,553	3,743,398
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	19,026	1,669,041
Food & Staples Retailing 0.1%
Colruyt S.A.	21,140	991,859
Delhaize Group S.A.	9,513	855,541
		1,847,400
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V.	163,021	20,790,323
Insurance 0.0%
Ageas	42,434	1,532,356
Materials 0.1%
Solvay S.A.	7,399	1,102,119
Umicore S.A.	23,254	1,017,361
		2,119,480
Media 0.0%
Telenet Group Holding N.V. *	15,855	911,417
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,653	2,350,005
Telecommunication Services 0.0%
Belgacom S.A.	41,223	1,554,282
		36,517,702
Canada 7.6%
Automobiles & Components 0.2%
Magna International, Inc.	47,585	5,178,272
Banks 2.0%
Bank of Montreal	128,954	7,999,661
Canadian Imperial Bank of Commerce	89,013	6,820,065
National Bank of Canada	44,394	1,710,483
Royal Bank of Canada	294,582	18,474,926
The Bank of Nova Scotia	256,851	13,743,015
The Toronto-Dominion Bank	381,300	16,734,265
		65,482,415
Capital Goods 0.1%
Bombardier, Inc., B Shares	369,950	770,328
Finning International, Inc.	53,000	1,069,211
SNC-Lavalin Group, Inc.	12,689	399,780
		2,239,319
Consumer Services 0.0%
Restaurant Brands International, Inc.	34,164	1,511,955
2    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 0.1%
CI Financial Corp.	42,280	1,189,183
IGM Financial, Inc.	29,604	1,050,063
		2,239,246
Energy 1.5%
ARC Resources Ltd.	46,212	893,781
Cameco Corp.	60,294	931,946
Canadian Natural Resources Ltd.	228,388	6,650,533
Canadian Oil Sands Ltd.	105,700	948,942
Cenovus Energy, Inc.	145,056	2,505,793
Crescent Point Energy Corp.	82,833	2,046,529
Enbridge, Inc.	177,220	8,250,349
Encana Corp.	162,004	2,113,519
Husky Energy, Inc.	70,185	1,578,902
Imperial Oil Ltd.	63,844	2,466,531
Inter Pipeline Ltd.	44,394	1,180,379
MEG Energy Corp. *	16,912	283,210
Pembina Pipeline Corp.	55,416	1,774,342
Suncor Energy, Inc.	294,199	8,842,581
Talisman Energy, Inc.	211,400	1,647,317
Tourmaline Oil Corp. *	29,596	921,075
TransCanada Corp.	150,256	6,593,142
		49,628,871
Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., B Shares	65,226	2,519,923
George Weston Ltd.	8,544	725,657
Loblaw Cos. Ltd.	54,315	2,774,800
Metro, Inc.	54,132	1,505,196
		7,525,576
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	65,816	1,914,417
Health Care Equipment & Services 0.1%
Catamaran Corp. *	39,124	1,955,495
Insurance 0.6%
Fairfax Financial Holdings Ltd.	1,732	909,936
Great-West Lifeco, Inc.	98,301	2,775,873
Intact Financial Corp.	17,969	1,294,447
Manulife Financial Corp.	377,381	6,579,573
Power Corp. of Canada	105,700	2,854,446
Power Financial Corp.	79,275	2,365,584
Sun Life Financial, Inc.	105,700	3,259,080
		20,038,939
Materials 0.9%
Agnico Eagle Mines Ltd.	41,252	1,327,107
Agrium, Inc.	27,768	3,210,783
Barrick Gold Corp.	262,136	3,413,552
Eldorado Gold Corp.	158,550	915,505
First Quantum Minerals Ltd.	123,744	1,570,770
Franco-Nevada Corp.	38,052	2,010,099
Goldcorp, Inc.	168,656	3,718,496
Kinross Gold Corp. *	246,592	695,154
Potash Corp. of Saskatchewan, Inc.	179,960	6,463,946
Silver Wheaton Corp.	72,992	1,578,332
Teck Resources Ltd., Class B	115,504	1,857,462
Turquoise Hill Resources Ltd. *	138,467	433,593
Yamana Gold, Inc.	183,227	779,190
		27,973,989
Security	Number of Shares	Value ($)
Media 0.2%
Shaw Communications, Inc., B Shares	105,700	2,454,891
Thomson Reuters Corp.	105,700	4,152,999
		6,607,890
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Valeant Pharmaceuticals International, Inc. *	65,031	12,826,000
Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	126,314	6,863,737
Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	16,912	1,784,046
Software & Services 0.1%
CGI Group, Inc., Class A *	68,820	2,883,093
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	111,294	1,206,840
Telecommunication Services 0.2%
BCE, Inc.	65,787	2,882,478
Rogers Communications, Inc., B Shares	91,404	3,236,272
TELUS Corp.	45,139	1,606,517
		7,725,267
Transportation 0.5%
Canadian National Railway Co.	155,895	10,780,870
Canadian Pacific Railway Ltd.	35,154	6,590,759
		17,371,629
Utilities 0.1%
Canadian Utilities Ltd., Class A	47,565	1,582,770
Fortis, Inc.	49,981	1,584,309
		3,167,079
		246,124,075
Denmark 1.4%
Banks 0.1%
Danske Bank A/S	192,374	5,106,494
Jyske Bank A/S *	2,114	91,735
		5,198,229
Capital Goods 0.1%
Rockwool International A/S, B Shares	3,171	349,370
Vestas Wind Systems A/S *	49,679	2,099,034
		2,448,404
Commercial & Professional Services 0.0%
ISS A/S *	21,140	660,928
Consumer Durables & Apparel 0.1%
Pandora A/S	30,653	2,803,621
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	28,539	2,447,260
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	26,450	2,117,050
William Demant Holding A/S *	6,342	521,434
		2,638,484
See financial notes    3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
Chr Hansen Holding A/S	19,026	854,504
Novozymes A/S, B Shares	61,306	2,981,007
		3,835,511
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
H. Lundbeck A/S	5,285	105,256
Novo Nordisk A/S, B Shares	412,255	19,810,449
		19,915,705
Telecommunication Services 0.0%
TDC A/S	80,712	639,950
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	500	1,115,295
AP Moller - Maersk A/S, B Shares	1,151	2,659,101
DSV A/S	51,793	1,676,882
		5,451,278
		46,039,370
Finland 0.8%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	29,596	878,043
Capital Goods 0.2%
Kone Oyj, B Shares (a)	86,928	4,015,164
Metso Oyj	9,558	308,221
Wartsila Oyj Abp	33,129	1,505,316
		5,828,701
Energy 0.1%
Neste Oil Oyj	40,166	1,049,265
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	12,684	503,067
Insurance 0.1%
Sampo Oyj, A Shares	84,339	4,266,406
Materials 0.1%
Stora Enso Oyj, R Shares	162,778	1,566,536
UPM-Kymmene Oyj	125,783	2,365,986
		3,932,522
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	13,741	448,352
Technology Hardware & Equipment 0.2%
Nokia Oyj	790,929	6,374,139
Utilities 0.1%
Fortum Oyj	79,360	1,812,327
		25,092,822
France 8.0%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	43,337	4,179,396
Peugeot S.A. *	85,083	1,428,160
Renault S.A.	39,436	3,797,435
Valeo S.A.	16,912	2,551,376
		11,956,367
Banks 0.7%
BNP Paribas S.A.	199,550	11,659,054
Credit Agricole S.A.	229,369	3,233,905
Security	Number of Shares	Value ($)
Natixis S.A.	71,876	521,609
Societe Generale S.A.	149,037	6,906,517
		22,321,085
Capital Goods 1.3%
Airbus Group N.V.	119,441	7,412,613
Alstom S.A. *	52,850	1,751,700
Bouygues S.A.	28,539	1,134,141
Compagnie de Saint-Gobain	97,244	4,388,580
Eiffage S.A.	4,228	236,145
Legrand S.A.	59,541	3,299,137
Rexel S.A.	44,394	869,412
Safran S.A.	65,534	4,623,539
Schneider Electric SE	115,342	9,312,291
Thales S.A.	15,855	914,263
Vallourec S.A.	25,368	603,225
Vinci S.A.	94,073	5,594,508
Zodiac Aerospace	42,280	1,525,135
		41,664,689
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	63,420	1,498,104
Edenred	42,280	1,156,181
Societe BIC S.A.	8,684	1,302,292
		3,956,577
Consumer Durables & Apparel 0.5%
Christian Dior S.A.	8,125	1,579,809
Hermes International	5,301	1,714,490
Kering	13,765	2,809,990
LVMH Moet Hennessy Louis Vuitton S.A.	50,751	9,329,981
		15,434,270
Consumer Services 0.1%
Accor S.A.	47,565	2,498,173
Sodexo S.A.	19,046	1,923,946
		4,422,119
Diversified Financials 0.1%
Eurazeo S.A.	9,565	706,906
Wendel S.A.	7,399	903,355
		1,610,261
Energy 0.7%
Technip S.A.	23,254	1,518,543
Total S.A.	418,086	22,619,611
		24,138,154
Food & Staples Retailing 0.2%
Carrefour S.A.	131,068	4,346,421
Casino Guichard Perrachon S.A.	13,741	1,296,198
		5,642,619
Food, Beverage & Tobacco 0.4%
Danone S.A.	110,750	7,742,801
Pernod-Ricard S.A.	44,429	5,279,888
		13,022,689
Health Care Equipment & Services 0.2%
BioMerieux	4,228	461,524
Essilor International S.A.	45,580	5,339,984
		5,801,508
Household & Personal Products 0.3%
L'Oreal S.A.	46,508	8,463,882
4    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.3%
AXA S.A.	376,515	9,582,394
CNP Assurances	27,482	456,675
SCOR SE	29,596	977,964
		11,017,033
Materials 0.4%
Air Liquide S.A.	74,284	9,840,165
Arkema S.A.	10,570	793,393
Imerys S.A.	7,399	556,288
Lafarge S.A.	41,223	3,067,413
		14,257,259
Media 0.4%
Eutelsat Communications S.A.	26,425	905,045
JCDecaux S.A.	11,627	431,736
Numericable-SFR *	25,648	1,593,751
Publicis Groupe S.A.	28,539	2,332,624
SES S.A.	70,819	2,446,571
Societe Television Francaise 1	33,824	585,204
Vivendi S.A. *	251,883	6,163,271
		14,458,202
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Ipsen S.A.	12,684	645,906
Sanofi	235,431	23,159,035
		23,804,941
Real Estate 0.1%
Fonciere Des Regions	7,399	766,835
Gecina S.A.	10,570	1,392,468
Klepierre	19,026	932,367
		3,091,670
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	151,151	1,352,917
Software & Services 0.2%
AtoS	13,741	981,319
Cap Gemini S.A.	30,653	2,484,782
Dassault Systemes S.A.	31,770	2,228,245
		5,694,346
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	618,345	2,425,402
Telecommunication Services 0.3%
Iliad S.A.	4,228	1,100,459
Orange S.A.	398,489	7,285,530
		8,385,989
Transportation 0.1%
Aeroports de Paris	8,456	1,032,881
Air France-KLM *(a)	35,304	280,913
Bollore S.A.	211,400	1,162,820
Groupe Eurotunnel SE - Reg'd	89,845	1,231,466
		3,708,080
Utilities 0.4%
Electricite de France S.A.	62,363	1,727,751
GDF Suez	275,877	6,150,067
Suez Environnement Co.	80,332	1,436,714
Veolia Environnement S.A.	102,529	2,001,028
		11,315,560
		257,945,619
Security	Number of Shares	Value ($)
Germany 7.3%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	64,949	8,232,052
Continental AG	22,197	5,310,585
Daimler AG - Reg'd	197,183	19,133,437
Volkswagen AG	5,285	1,312,145
		33,988,219
Banks 0.1%
Commerzbank AG *	231,483	3,129,994
Capital Goods 0.8%
Brenntag AG	13,741	805,308
GEA Group AG	45,451	2,253,320
HOCHTIEF AG	13,741	1,080,731
MAN SE	7,185	772,057
OSRAM Licht AG	17,969	825,949
Siemens AG - Reg'd	164,892	18,461,814
		24,199,179
Consumer Durables & Apparel 0.1%
adidas AG	41,962	3,267,838
Puma SE	2,114	409,619
		3,677,457
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	304,416	10,030,038
Deutsche Boerse AG	41,253	3,373,186
		13,403,224
Food & Staples Retailing 0.0%
METRO AG	42,280	1,418,669
Health Care Equipment & Services 0.3%
Celesio AG	17,969	556,175
Fresenius Medical Care AG & Co. KGaA	49,679	4,077,210
Fresenius SE & Co. KGaA	88,788	5,096,967
		9,730,352
Household & Personal Products 0.1%
Beiersdorf AG	16,912	1,472,590
Henkel AG & Co. KGaA	30,653	3,232,245
		4,704,835
Insurance 0.8%
Allianz SE - Reg'd	95,130	15,962,698
Hannover Rueck SE	13,741	1,327,794
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	34,551	7,188,889
		24,479,381
Materials 1.1%
BASF SE	190,554	18,306,388
Fuchs Petrolub SE	10,570	406,655
HeidelbergCement AG	35,638	2,843,304
K+S AG - Reg'd	42,288	1,367,237
LANXESS AG	16,912	873,254
Linde AG	37,859	7,720,052
ThyssenKrupp AG	99,998	2,668,351
Wacker Chemie AG	4,228	482,295
		34,667,536
Media 0.1%
Axel Springer SE	12,684	820,187
Kabel Deutschland Holding AG *	8,491	1,180,967
See financial notes    5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ProSiebenSat.1 Media AG - Reg'd	27,482	1,353,071
RTL Group S.A.	7,399	734,469
		4,088,694
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	170,021	25,182,462
Merck KGaA	27,482	2,842,081
QIAGEN N.V. *	49,679	1,252,362
		29,276,905
Real Estate 0.0%
Deutsche Wohnen AG	48,112	1,329,423
Retailing 0.0%
Fielmann AG	6,342	440,255
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	246,281	2,857,713
Software & Services 0.5%
SAP SE	189,417	13,350,956
United Internet AG - Reg'd	20,325	913,611
Wirecard AG	33,824	1,564,591
		15,829,158
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	644,339	12,047,786
Telefonica Deutschland Holding AG *	82,836	456,760
		12,504,546
Transportation 0.2%
Deutsche Lufthansa AG - Reg'd	47,565	698,901
Deutsche Post AG - Reg'd	186,032	6,349,607
Fraport AG Frankfurt Airport Services Worldwide	9,513	575,767
		7,624,275
Utilities 0.3%
E.ON SE	417,515	6,764,674
RWE AG	104,643	2,932,559
		9,697,233
		237,047,048
Greece 0.1%
Banks 0.1%
Alpha Bank AE *	579,607	240,543
National Bank of Greece S.A. *	392,438	589,839
Piraeus Bank S.A. *	292,888	186,598
		1,016,980
Consumer Services 0.0%
OPAP S.A.	30,562	282,123
Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	385,641
		1,684,744
Hong Kong 3.2%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	477,197	255,352
Security	Number of Shares	Value ($)
Banks 0.3%
Bank of East Asia Ltd.	266,444	1,095,947
BOC Hong Kong Holdings Ltd.	1,057,000	3,727,566
Hang Seng Bank Ltd.	211,400	3,854,317
		8,677,830
Capital Goods 0.4%
China Rongsheng Heavy Industries Group Holdings Ltd. *	816,284	79,992
Hopewell Holdings Ltd.	528,500	1,972,816
Hutchison Whampoa Ltd.	391,390	5,359,537
Jardine Matheson Holdings Ltd.	39,214	2,529,303
Jardine Strategic Holdings Ltd.	20,893	727,076
Johnson Electric Holdings Ltd.	211,650	770,956
Shun Tak Holdings Ltd.	305,583	140,667
		11,580,347
Consumer Durables & Apparel 0.1%
Global Brands Group Holding Ltd. *	726,289	124,553
Li & Fung Ltd.	726,289	742,635
Prada S.p.A.	32,610	196,153
Samsonite International S.A.	318,647	1,004,574
Techtronic Industries Co., Ltd.	321,241	1,112,163
Texwinca Holdings Ltd.	112,982	104,016
Yue Yuen Industrial Holdings Ltd.	453,663	1,760,730
		5,044,824
Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	2,114,000	665,101
Galaxy Entertainment Group Ltd.	319,147	1,621,362
Melco International Development Ltd.	109,841	217,545
MGM China Holdings Ltd.	161,144	373,176
Sands China Ltd.	474,156	2,164,300
Shangri-La Asia Ltd.	50,209	67,848
SJM Holdings Ltd.	238,575	345,152
Wynn Macau Ltd.	422,800	1,109,411
		6,563,895
Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	263,803	6,088,717
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	2,114,000	526,084
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	345,322	1,558,423
Tingyi Cayman Islands Holding Corp.	236,481	594,598
Want Want China Holdings Ltd.	1,286,152	1,417,919
		3,570,940
Insurance 0.5%
AIA Group Ltd.	2,562,081	15,080,878
Materials 0.0%
Huabao International Holdings Ltd.	380,920	288,805
Shougang Fushan Resources Group Ltd.	539,970	105,829
United Co. RUSAL plc *	402,907	293,006
		687,640
Media 0.0%
Television Broadcasts Ltd.	105,700	676,686
6    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	253,233	5,012,123
Great Eagle Holdings Ltd.	52,303	180,740
Hang Lung Group Ltd.	185,225	864,572
Hang Lung Properties Ltd.	340,087	964,730
Henderson Land Development Co., Ltd.	203,724	1,392,230
Hongkong Land Holdings Ltd.	203,024	1,532,831
Hysan Development Co., Ltd.	110,888	531,888
Kerry Properties Ltd.	139,157	464,727
New World China Land Ltd.	332,758	217,964
New World Development Co., Ltd.	1,057,000	1,247,065
Shui On Land Ltd.	1,585,500	367,986
Sino Land Co., Ltd.	498,137	814,444
Sun Hung Kai Properties Ltd.	296,160	4,643,580
Swire Pacific Ltd., Class A	147,533	2,016,453
Swire Properties Ltd.	422,800	1,403,800
The Link REIT	528,500	3,373,209
The Wharf Holdings Ltd.	285,690	2,083,150
Wheelock & Co., Ltd.	125,546	673,425
		27,784,917
Retailing 0.1%
Chow Tai Fook Jewellery Group Ltd.	426,941	496,005
Esprit Holdings Ltd.	528,500	546,528
L'Occitane International S.A.	21,690	54,816
Parkson Retail Group Ltd.	2,114,000	455,213
Sa Sa International Holdings Ltd. (a)	479,291	282,428
		1,834,990
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	40,039	406,304
Semiconductor Manufacturing International Corp. *	8,456,000	741,425
Xinyi Solar Holdings Ltd.	477,197	141,520
		1,289,249
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	186,272	1,233,335
FIH Mobile Ltd. *	1,057,000	500,189
VTech Holdings Ltd.	40,686	580,745
		2,314,269
Telecommunication Services 0.0%
Alibaba Health Information Technology Ltd. *	173,708	118,710
PCCW Ltd.	1,057,000	674,642
		793,352
Transportation 0.1%
Hopewell Highway Infrastructure Ltd.	23,187	11,212
Kerry Logistics Network Ltd.	34,254	49,556
MTR Corp., Ltd.	528,500	2,453,242
		2,514,010
Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	75,337	642,586
CLP Holdings Ltd.	261,109	2,348,330
Security	Number of Shares	Value ($)
Hong Kong & China Gas Co., Ltd.	1,400,605	3,160,434
Power Assets Holdings Ltd.	211,900	2,180,353
		8,331,703
		103,615,683
Ireland 0.2%
Banks 0.1%
Bank of Ireland *	6,817,650	2,599,985
Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	32,767	2,388,951
Materials 0.0%
Smurfit Kappa Group plc	42,280	1,187,244
Transportation 0.0%
Ryanair Holdings plc	141,222	1,603,816
		7,779,996
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	240,996	1,091,480
Bank Leumi Le-Israel *	206,115	715,375
First International Bank of Israel Ltd.	28,539	374,308
Israel Discount Bank Ltd., A Shares *	193,437	308,618
Mizrahi Tefahot Bank Ltd. *	23,254	241,136
		2,730,917
Energy 0.0%
Delek Group Ltd.	1,057	250,228
Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	13,741	253,276
Materials 0.0%
Israel Chemicals Ltd.	107,814	752,989
The Israel Corp., Ltd.	1,057	359,172
		1,112,161
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	199,923	11,205,434
Real Estate 0.0%
Azrieli Group	8,456	318,298
Gazit-Globe Ltd.	15,855	203,376
		521,674
Software & Services 0.0%
NICE-Systems Ltd.	10,570	612,316
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	558,288	894,359
Cellcom Israel Ltd. *	26,425	155,862
Partner Communications Co., Ltd. *	44,394	173,007
		1,223,228
Utilities 0.0%
Kenon Holdings Ltd. *	7,295	131,371
		18,040,605
See financial notes    7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Italy 2.1%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	172,624	2,670,070
Pirelli & C. S.p.A.	96,187	1,476,988
		4,147,058
Banks 0.6%
Banca Monte dei Paschi di Siena S.p.A. *	881,538	609,087
Banco Popolare SC *	82,840	1,280,403
Intesa Sanpaolo S.p.A.	2,566,396	8,589,734
UniCredit S.p.A.	919,793	6,133,370
Unione di Banche Italiane S.C.p.A.	172,291	1,354,683
		17,967,277
Capital Goods 0.1%
CNH Industrial N.V.	187,089	1,552,877
Finmeccanica S.p.A. *	65,534	795,337
Prysmian S.p.A.	28,711	575,802
		2,924,016
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	43,908	2,716,104
Diversified Financials 0.1%
EXOR S.p.A.	29,596	1,320,883
Mediobanca S.p.A.	123,669	1,142,304
		2,463,187
Energy 0.4%
Eni S.p.A.	520,044	9,729,563
Saipem S.p.A. *	63,420	653,375
Tenaris S.A.	97,244	1,395,053
		11,777,991
Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	248,395	681,485
Insurance 0.2%
Assicurazioni Generali S.p.A.	260,022	5,366,426
Mediolanum S.p.A.	26,425	201,253
UnipolSai S.p.A	94,073	277,931
		5,845,610
Materials 0.0%
Buzzi Unicem S.p.A.	16,912	239,393
Media 0.0%
Mediaset S.p.A. *	184,975	853,976
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,318,461	2,772,134
Telecom Italia S.p.A. - RSP	1,369,872	1,345,220
		4,117,354
Transportation 0.1%
Atlantia S.p.A.	106,911	2,822,839
Utilities 0.3%
Enel Green Power S.p.A.	106,757	228,951
Enel S.p.A.	1,424,689	6,580,572
Snam S.p.A.	360,437	1,828,172
Terna Rete Elettrica Nazionale S.p.A.	330,841	1,495,483
		10,133,178
		66,689,468
Security	Number of Shares	Value ($)
Japan 20.3%
Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	27,075	997,661
Bridgestone Corp.	129,734	4,974,701
Daihatsu Motor Co., Ltd.	105,700	1,513,726
Denso Corp.	105,700	4,967,356
Fuji Heavy Industries Ltd.	126,393	4,293,630
Honda Motor Co., Ltd.	359,880	11,889,632
Isuzu Motors Ltd.	79,525	1,155,506
Koito Manufacturing Co., Ltd.	16,805	538,401
KYB Co., Ltd.	80,572	310,709
Mazda Motor Corp.	107,577	2,300,111
Mitsubishi Motors Corp.	106,200	940,782
NGK Spark Plug Co., Ltd.	46,021	1,305,041
Nissan Motor Co., Ltd.	528,500	5,588,055
NOK Corp.	45,921	1,344,460
Stanley Electric Co., Ltd.	36,298	859,893
Sumitomo Electric Industries Ltd.	211,400	2,742,745
Sumitomo Rubber Industries Ltd.	105,700	1,828,496
Suzuki Motor Corp.	105,700	3,342,223
Toyota Industries Corp.	29,069	1,641,355
Toyota Motor Corp.	556,692	37,547,431
Yamaha Motor Co., Ltd.	69,255	1,721,744
		91,803,658
Banks 2.0%
Aozora Bank Ltd.	310,818	1,120,604
Fukuoka Financial Group, Inc.	111,935	600,195
Hokuhoku Financial Group, Inc.	515,936	1,221,380
Mitsubishi UFJ Financial Group, Inc.	3,074,176	19,999,052
Mizuho Financial Group, Inc.	5,285,000	9,748,149
North Pacific Bank Ltd.	211,400	827,598
Resona Holdings, Inc.	528,500	2,969,096
Seven Bank Ltd.	105,700	512,828
Shinsei Bank Ltd.	367,309	706,688
Sumitomo Mitsui Financial Group, Inc.	281,702	11,215,531
Sumitomo Mitsui Trust Holdings, Inc.	1,057,000	4,381,141
Suruga Bank Ltd.	41,833	879,737
The 77 Bank Ltd.	50,209	305,761
The Bank of Kyoto Ltd.	86,854	850,776
The Bank of Yokohama Ltd.	458,351	2,842,624
The Chiba Bank Ltd.	136,016	1,025,140
The Chugoku Bank Ltd.	35,551	547,487
The Gunma Bank Ltd.	30,316	216,824
The Hachijuni Bank Ltd.	137,063	1,026,152
The Hiroshima Bank Ltd.	39,739	218,399
The Iyo Bank Ltd.	105,700	1,317,437
The Joyo Bank Ltd.	143,345	769,815
The Juroku Bank Ltd.	108,794	425,911
The Shiga Bank Ltd.	60,679	362,922
The Shizuoka Bank Ltd.	115,076	1,180,168
Yamaguchi Financial Group, Inc.	16,705	196,612
		65,468,027
Capital Goods 2.7%
Amada Co., Ltd.	212,100	2,006,651
Asahi Glass Co., Ltd.	149,627	943,735
Chiyoda Corp.	13,564	110,173
COMSYS Holdings Corp.	105,700	1,280,301
Daikin Industries Ltd.	74,990	4,891,020
8    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DMG Mori Seiki Co., Ltd.	9,176	132,944
Ebara Corp.	32,410	138,267
FANUC Corp.	36,888	7,080,139
Fuji Electric Co., Ltd.	51,256	246,965
Hino Motors Ltd.	105,700	1,610,987
Hoshizaki Electric Co., Ltd.	4,588	272,106
IHI Corp.	289,878	1,350,638
ITOCHU Corp.	345,422	3,871,893
JGC Corp.	50,209	1,030,682
JTEKT Corp.	52,403	821,913
Kajima Corp.	182,084	863,622
Kawasaki Heavy Industries Ltd.	316,053	1,499,034
Keihan Electric Railway Co., Ltd.	83,713	527,298
Komatsu Ltd.	211,900	4,412,774
Kubota Corp.	216,588	3,522,986
Kurita Water Industries Ltd.	12,117	300,125
LIXIL Group Corp.	60,879	1,451,379
Makita Corp.	21,340	1,015,723
Marubeni Corp.	294,066	1,808,010
Minebea Co., Ltd.	77,431	1,169,772
MISUMI Group, Inc.	14,111	564,818
Mitsubishi Corp.	317,100	6,340,939
Mitsubishi Electric Corp.	369,403	4,329,195
Mitsubishi Heavy Industries Ltd.	581,850	3,225,497
Mitsui & Co., Ltd.	404,901	5,630,917
Mitsui Engineering & Shipbuilding Co., Ltd.	235,434	411,608
Nabtesco Corp.	7,829	210,223
NGK Insulators Ltd.	40,786	795,284
Nidec Corp.	42,033	2,838,181
Nippon Sheet Glass Co., Ltd. *	209,306	215,355
NSK Ltd.	73,243	1,020,727
NTN Corp.	58,585	293,060
Obayashi Corp.	95,230	650,825
Shimizu Corp.	143,345	1,022,822
SMC Corp.	11,470	3,192,641
Sojitz Corp.	528,500	809,030
Sumitomo Corp.	317,100	3,488,113
Taisei Corp.	151,721	916,329
The Japan Steel Works Ltd.	73,243	302,052
THK Co., Ltd.	53,650	1,293,398
Toshiba Corp.	1,057,000	4,371,415
TOTO Ltd.	70,102	975,781
Toyota Tsusho Corp.	105,700	2,931,076
		88,188,423
Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	133,922	1,298,386
Recruit Holdings Co., Ltd.	34,268	1,073,518
Secom Co., Ltd.	36,298	2,261,167
Toppan Printing Co., Ltd.	130,781	938,643
		5,571,714
Consumer Durables & Apparel 0.9%
Asics Corp.	38,542	1,009,130
Bandai Namco Holdings, Inc.	50,309	913,638
Casio Computer Co., Ltd. (a)	49,162	861,142
Haseko Corp.	107,747	1,004,960
Iida Group Holdings Co., Ltd.	14,111	195,591
Nikon Corp.	105,700	1,366,067
Panasonic Corp.	453,663	5,673,396
Rinnai Corp.	3,741	263,493
Sega Sammy Holdings, Inc.	39,439	600,105
Security	Number of Shares	Value ($)
Sekisui Chemical Co., Ltd.	84,760	1,088,348
Sekisui House Ltd.	124,746	1,682,654
Sharp Corp. (a)	297,207	631,483
Shimano, Inc.	15,408	2,319,997
Sony Corp.	300,248	8,575,823
Sumitomo Forestry Co., Ltd.	105,700	1,103,464
Wacoal Holdings Corp.	21,940	233,449
Yamaha Corp.	17,999	305,040
		27,827,780
Consumer Services 0.2%
Benesse Holdings, Inc.	27,822	886,711
Oriental Land Co., Ltd.	13,911	3,750,483
Resorttrust, Inc.	22,987	555,326
		5,192,520
Diversified Financials 0.6%
Aiful Corp. *	71,449	271,344
Credit Saison Co., Ltd.	49,462	941,700
Daiwa Securities Group, Inc.	345,322	2,787,245
Jafco Co., Ltd.	3,641	140,560
Japan Exchange Group, Inc.	52,303	1,474,433
Mitsubishi UFJ Lease & Finance Co., Ltd.	211,400	1,022,119
Nomura Holdings, Inc.	739,900	4,549,136
Okasan Securities Group, Inc.	31,363	243,464
Orient Corp. *	71,449	118,340
ORIX Corp.	261,909	3,716,831
SBI Holdings, Inc.	178,096	2,221,265
Tokai Tokyo Financial Holdings, Inc.	20,293	148,873
Zenkoku Hosho Co., Ltd.	23,007	750,573
		18,385,883
Energy 0.2%
Cosmo Oil Co., Ltd.	130,781	188,166
Idemitsu Kosan Co., Ltd.	8,776	154,385
Inpex Corp.	211,400	2,508,435
Japan Petroleum Exploration Co., Ltd.	7,182	240,912
JX Holdings, Inc.	634,200	2,572,451
Showa Shell Sekiyu K.K.	105,700	1,013,277
		6,677,626
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	211,400	2,262,632
FamilyMart Co., Ltd.	15,658	707,292
Lawson, Inc.	11,070	724,141
Seven & i Holdings Co., Ltd.	173,608	6,641,818
Sugi Holdings Co., Ltd.	10,123	491,141
Sundrug Co., Ltd.	9,176	451,335
Tsuruha Holdings, Inc.	9,176	620,202
		11,898,561
Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	110,888	2,130,660
Asahi Group Holdings Ltd.	105,700	3,268,393
Calbee, Inc.	6,582	248,866
Japan Tobacco, Inc.	230,199	7,263,462
Kewpie Corp.	55,044	1,311,810
Kikkoman Corp.	48,115	1,394,608
Kirin Holdings Co., Ltd.	289,331	3,786,510
MEIJI Holdings Co., Ltd.	13,664	1,631,062
NH Foods Ltd.	36,598	833,630
Nisshin Seifun Group, Inc.	83,266	994,637
Nissin Foods Holdings Co., Ltd.	17,752	880,584
See financial notes    9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sapporo Holdings Ltd.	54,397	215,231
Suntory Beverage & Food Ltd.	20,893	784,722
Toyo Suisan Kaisha Ltd.	23,187	828,211
Yakult Honsha Co., Ltd.	13,564	860,054
Yamazaki Baking Co., Ltd.	20,893	347,794
		26,780,234
Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	65,267	909,572
M3, Inc.	20,093	446,754
Miraca Holdings, Inc.	7,529	361,508
Nipro Corp.	44,127	417,849
Olympus Corp. *	44,227	1,603,781
Suzuken Co., Ltd.	17,352	547,943
Sysmex Corp.	20,893	1,122,030
Terumo Corp.	105,700	2,917,813
		8,327,250
Household & Personal Products 0.3%
Kao Corp.	118,117	5,286,093
Kobayashi Pharmaceutical Co., Ltd.	3,941	270,327
Lion Corp.	50,209	286,441
Pigeon Corp.	4,488	311,601
Shiseido Co., Ltd.	105,700	1,851,043
Unicharm Corp.	58,385	1,616,338
		9,621,843
Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	105,700	2,920,466
Sompo Japan Nipponkoa Holdings, Inc.	105,700	3,290,940
Sony Financial Holdings, Inc.	32,710	495,801
T&D Holdings, Inc.	211,400	2,747,165
The Dai-ichi Life Insurance Co., Ltd.	304,636	4,608,593
Tokio Marine Holdings, Inc.	132,028	4,804,783
		18,867,748
Materials 1.4%
Air Water, Inc.	51,256	897,393
Asahi Kasei Corp.	287,784	2,975,457
Daicel Corp.	72,196	937,289
Denki Kagaku Kogyo K.K.	39,739	154,907
DIC Corp.	47,068	135,442
Dowa Holdings Co., Ltd.	16,705	137,922
Hitachi Chemical Co., Ltd.	22,987	507,831
Hitachi Metals Ltd.	52,303	843,096
JFE Holdings, Inc.	108,941	2,722,500
JSR Corp.	105,700	1,935,483
Kaneka Corp.	32,410	214,991
Kansai Paint Co., Ltd.	46,021	829,221
Kobe Steel Ltd.	1,057,000	2,086,679
Kuraray Co. Ltd.	105,700	1,454,486
Maruichi Steel Tube Ltd.	4,788	114,148
Mitsubishi Chemical Holdings Corp.	528,500	2,943,897
Mitsubishi Gas Chemical Co., Inc.	15,658	81,077
Mitsubishi Materials Corp.	682,315	2,351,531
Mitsui Chemicals, Inc.	95,230	293,150
Mitsui Mining & Smelting Co., Ltd.	70,102	159,503
Nippon Kayaku Co., Ltd.	14,611	191,766
Nippon Paint Holdings Co., Ltd.	50,209	1,743,003
Nippon Paper Industries Co., Ltd.	12,617	219,844
Nippon Shokubai Co., Ltd.	15,658	224,369
Security	Number of Shares	Value ($)
Nippon Steel & Sumitomo Metal Corp.	1,810,464	4,812,961
Nissan Chemical Industries Ltd.	11,717	228,567
Nisshin Steel Co., Ltd.	16,605	231,549
Nitto Denko Corp.	33,557	2,127,751
Oji Holdings Corp.	126,593	534,773
Shin-Etsu Chemical Co., Ltd.	105,700	7,252,977
Sumitomo Chemical Co., Ltd.	258,468	1,208,613
Sumitomo Metal Mining Co., Ltd.	109,841	1,735,202
Sumitomo Osaka Cement Co., Ltd.	52,303	160,569
Taiheiyo Cement Corp.	203,024	679,322
Taiyo Nippon Sanso Corp.	18,799	290,135
Teijin Ltd.	137,063	464,348
Toray Industries, Inc.	277,314	2,303,739
Tosoh Corp.	38,692	193,873
Toyobo Co., Ltd.	114,029	160,248
Ube Industries Ltd.	127,640	208,204
Zeon Corp.	29,269	274,951
		47,022,767
Media 0.1%
Dentsu, Inc.	50,856	2,216,402
Hakuhodo DY Holdings, Inc.	166,179	1,837,706
Shochiku Co., Ltd.	29,269	274,707
Toho Co., Ltd.	22,787	553,735
		4,882,550
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Astellas Pharma, Inc.	528,500	8,404,187
Chugai Pharmaceutical Co., Ltd.	47,168	1,438,181
Daiichi Sankyo Co., Ltd.	129,734	2,031,553
Eisai Co., Ltd.	51,356	2,681,535
Hisamitsu Pharmaceutical Co., Inc.	10,870	405,994
Kaken Pharmaceutical Co., Ltd.	10,423	308,213
KYORIN Holdings, Inc.	7,729	173,077
Mitsubishi Tanabe Pharma Corp.	105,700	1,780,750
Nippon Shinyaku Co., Ltd.	12,517	420,916
Ono Pharmaceutical Co., Ltd.	19,996	1,990,484
Otsuka Holdings Co., Ltd.	79,325	2,378,522
Rohto Pharmaceutical Co., Ltd.	20,893	259,885
Santen Pharmaceutical Co., Ltd.	8,676	581,327
Sawai Pharmaceutical Co., Ltd.	3,941	244,942
Shionogi & Co., Ltd.	62,126	1,826,700
Sumitomo Dainippon Pharma Co., Ltd.	37,945	414,223
Taisho Pharmaceutical Holdings Co., Ltd.	2,694	183,439
Takeda Pharmaceutical Co., Ltd.	157,156	8,049,406
Tsumura & Co.	78,778	1,942,020
		35,515,354
Real Estate 0.7%
Aeon Mall Co., Ltd.	8,576	165,932
Daikyo, Inc.	261,609	387,342
Daito Trust Construction Co., Ltd.	12,417	1,343,543
Daiwa House Industry Co., Ltd.	213,447	4,200,377
Hulic Co., Ltd.	47,615	520,182
Mitsubishi Estate Co., Ltd.	220,477	5,152,056
Mitsui Fudosan Co., Ltd.	223,917	6,155,868
Nomura Real Estate Holdings, Inc.	6,782	119,817
NTT Urban Development Corp.	58,785	602,381
Sumitomo Real Estate Sales Co., Ltd.	11,170	299,468
10    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sumitomo Realty & Development Co., Ltd.	85,627	2,944,603
Tokyo Tatemono Co., Ltd.	70,102	521,902
Tokyu Fudosan Holdings Corp.	105,700	722,380
		23,135,851
Retailing 0.6%
Aoyama Trading Co., Ltd.	19,946	664,895
Don Quijote Holdings Co., Ltd.	11,570	899,120
Fast Retailing Co., Ltd.	9,076	3,517,429
Isetan Mitsukoshi Holdings Ltd.	147,233	2,252,618
J Front Retailing Co., Ltd.	38,692	554,754
Marui Group Co., Ltd.	105,700	1,238,744
Nitori Holdings Co., Ltd.	13,564	898,631
Rakuten, Inc.	211,400	3,522,597
Ryohin Keikaku Co., Ltd.	2,894	377,410
Sanrio Co., Ltd.	20,293	597,527
Shimamura Co., Ltd.	2,994	290,271
Start Today Co., Ltd.	5,535	134,827
Takashimaya Co., Ltd.	68,008	636,019
USS Co., Ltd.	105,700	1,869,169
Yamada Denki Co., Ltd.	193,354	839,439
		18,293,450
Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	75,737	1,002,900
Disco Corp.	4,588	422,167
Rohm Co., Ltd.	14,111	910,083
Sumco Corp.	19,246	387,029
Tokyo Electron Ltd.	36,198	2,722,155
		5,444,334
Software & Services 0.4%
Dena Co., Ltd.	20,093	240,353
Fujitsu Ltd.	371,497	2,240,263
Gree, Inc. (a)	54,297	319,301
Kakaku.com, Inc.	18,699	310,333
Konami Corp.	25,628	518,370
Nexon Co., Ltd.	26,028	269,544
Nintendo Co., Ltd.	21,740	2,324,122
Nomura Research Institute Ltd.	24,781	867,527
NTT Data Corp.	27,822	1,148,535
Obic Co., Ltd.	20,293	754,547
Otsuka Corp.	15,158	601,020
Square Enix Holdings Co., Ltd.	22,287	456,199
Trend Micro, Inc.	17,752	604,380
Yahoo Japan Corp.	317,100	1,275,880
		11,930,374
Technology Hardware & Equipment 1.5%
Alps Electric Co., Ltd.	35,851	806,719
Anritsu Corp.	57,938	413,410
Azbil Corp.	7,529	202,167
Brother Industries Ltd.	66,514	1,121,688
Canon, Inc.	230,546	7,500,049
Citizen Holdings Co., Ltd.	34,204	259,509
FUJIFILM Holdings Corp.	105,700	3,645,056
Hamamatsu Photonics K.K.	22,687	1,263,921
Hirose Electric Co., Ltd.	4,388	576,649
Hitachi Ltd.	1,057,000	7,232,641
Hoya Corp.	92,389	3,730,879
Ibiden Co., Ltd.	6,882	115,885
Japan Aviation Electronics Industry Ltd.	17,752	423,660
Security	Number of Shares	Value ($)
Japan Display, Inc. *	113,729	465,210
Keyence Corp.	8,876	4,536,565
Konica Minolta, Inc.	73,243	747,471
Kyocera Corp.	58,585	2,960,492
Murata Manufacturing Co., Ltd.	36,298	4,477,092
NEC Corp.	466,727	1,421,127
Omron Corp.	34,204	1,510,704
Ricoh Co., Ltd.	132,875	1,321,025
Seiko Epson Corp.	27,375	1,006,425
Shimadzu Corp.	30,316	327,645
Taiyo Yuden Co., Ltd.	18,499	224,380
TDK Corp.	21,740	1,531,229
Topcon Corp.	5,335	111,167
Yaskawa Electric Corp.	46,021	642,897
Yokogawa Electric Corp.	106,700	1,131,755
		49,707,417
Telecommunication Services 0.9%
KDDI Corp.	110,788	7,682,735
Nippon Telegraph & Telephone Corp.	70,202	4,357,345
NTT DOCOMO, Inc.	253,133	4,498,566
SoftBank Corp.	183,431	11,303,996
		27,842,642
Transportation 1.0%
Central Japan Railway Co.	37,145	6,913,516
East Japan Railway Co.	80,772	6,780,267
Hankyu Hanshin Holdings, Inc.	229,152	1,451,069
Japan Airlines Co., Ltd.	39,439	1,214,066
Kawasaki Kisen Kaisha Ltd.	141,251	430,092
Keikyu Corp.	104,653	851,791
Keio Corp.	151,721	1,261,539
Keisei Electric Railway Co., Ltd.	134,969	1,829,017
Kintetsu Corp.	347,416	1,348,455
Mitsui OSK Lines Ltd.	326,476	1,166,132
Nagoya Railroad Co., Ltd.	104,653	442,966
Nippon Express Co., Ltd.	112,982	632,272
Nippon Yusen K.K.	334,852	1,005,578
Odakyu Electric Railway Co., Ltd.	94,183	982,444
Tobu Railway Co., Ltd.	239,622	1,190,643
Tokyu Corp.	200,930	1,363,120
West Japan Railway Co.	49,562	2,825,836
Yamato Holdings Co., Ltd.	105,700	2,475,721
		34,164,524
Utilities 0.5%
Chubu Electric Power Co., Inc. *	211,400	2,606,580
Electric Power Development Co., Ltd.	31,073	1,038,409
Hokkaido Electric Power Co., Inc. *	33,157	259,054
Hokuriku Electric Power Co.	105,700	1,410,276
Kyushu Electric Power Co., Inc.	105,700	913,364
Osaka Gas Co., Ltd.	294,066	1,213,703
The Chugoku Electric Power Co., Inc.	106,300	1,400,498
The Kansai Electric Power Co., Inc. *	211,400	1,898,347
Toho Gas Co., Ltd.	141,251	795,198
Tohoku Electric Power Co., Inc.	105,700	1,238,744
See financial notes    11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tokyo Electric Power Co., Inc. *	317,100	1,244,050
Tokyo Gas Co., Ltd.	368,356	2,243,815
		16,262,038
		658,812,568
Netherlands 2.5%
Banks 0.4%
ING Groep N.V. CVA *	768,439	11,510,933
Capital Goods 0.2%
Boskalis Westminster N.V.	8,456	393,851
Koninklijke Philips N.V.	213,120	6,399,260
OCI N.V. *	13,741	584,908
		7,378,019
Commercial & Professional Services 0.1%
Randstad Holding N.V.	30,653	1,810,208
Energy 0.1%
Koninklijke Vopak N.V.	22,516	1,186,988
SBM Offshore N.V. *	42,280	497,945
		1,684,933
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	138,971	2,613,274
Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	23,254	1,621,570
Heineken N.V.	46,835	3,668,867
Unilever N.V. CVA	321,132	14,011,686
		19,302,123
Insurance 0.1%
Aegon N.V.	425,971	3,306,308
Materials 0.2%
Akzo Nobel N.V.	48,622	3,621,247
ArcelorMittal	209,286	2,293,464
Koninklijke DSM N.V.	39,109	2,188,943
		8,103,654
Media 0.2%
Altice S.A. *	9,513	950,719
Reed Elsevier N.V.	146,923	3,658,474
Wolters Kluwer N.V.	63,420	2,061,849
		6,671,042
Real Estate 0.2%
Unibail-Rodamco SE	20,735	5,991,108
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	69,616	7,543,769
Software & Services 0.0%
Gemalto N.V.	15,855	1,290,034
Telecommunication Services 0.1%
Koninklijke KPN N.V.	637,714	2,183,070
Transportation 0.0%
TNT Express N.V.	95,130	582,703
		79,971,178
New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	196,602	593,627
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	41,223	253,619
Security	Number of Shares	Value ($)
Materials 0.0%
Fletcher Building Ltd.	109,928	718,745
Real Estate 0.0%
Kiwi Property Group Ltd.	531,026	528,438
Software & Services 0.0%
Xero Ltd. *	11,627	217,329
Telecommunication Services 0.1%
Spark New Zealand Ltd.	420,686	1,041,018
Transportation 0.1%
Auckland International Airport Ltd.	370,684	1,220,241
Utilities 0.0%
Contact Energy Ltd.	143,382	670,557
		5,243,574
Norway 0.6%
Banks 0.1%
DNB A.S.A.	245,224	4,010,872
Energy 0.2%
Akastor A.S.A.	29,631	69,745
Aker Solutions A.S.A. *	29,631	166,984
Seadrill Ltd.	73,990	858,178
Statoil A.S.A.	207,172	3,923,378
Subsea 7 S.A.	72,933	726,439
		5,744,724
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	211,400	1,667,872
Insurance 0.0%
Gjensidige Forsikring A.S.A.	46,508	814,321
Materials 0.1%
Norsk Hydro A.S.A.	177,576	1,019,341
Yara International A.S.A.	37,422	2,069,668
		3,089,009
Media 0.0%
Schibsted A.S.A.	19,026	1,137,782
Telecommunication Services 0.1%
Telenor A.S.A.	136,353	2,748,415
		19,212,995
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	8,864,002	827,200
Banco Espirito Santo S.A. - Reg'd *(b)(c)	505,213	—
		827,200
Energy 0.0%
Galp Energia, SGPS, S.A.	104,643	1,233,001
Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg'd	39,907	30,796
Utilities 0.1%
EDP - Energias de Portugal S.A.	535,899	2,119,446
		4,210,443
12    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Republic of Korea 3.6%
Automobiles & Components 0.3%
Halla Visteon Climate Control Corp. *	3,558	138,910
Hankook Tire Co., Ltd. *	15,037	657,625
Hyundai Mobis Co., Ltd.	12,816	2,913,391
Hyundai Motor Co.	30,646	4,481,511
Hyundai Wia Corp.	2,062	263,961
Kia Motors Corp.	52,324	2,169,142
		10,624,540
Banks 0.3%
BS Financial Group, Inc.	45,760	621,224
Hana Financial Group, Inc.	59,059	1,619,676
KB Financial Group, Inc. ADR	105,700	3,766,091
Kyongnam Bank *	3,021	28,901
Shinhan Financial Group Co., Ltd. ADR	124,854	4,956,704
		10,992,596
Capital Goods 0.4%
CJ Corp.	4,000	632,317
Daelim Industrial Co., Ltd.	24,143	1,425,417
Daewoo International Corp.	5,027	132,826
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	11,644	214,834
Doosan Corp.	1,746	190,102
Doosan Heavy Industries & Construction Co., Ltd.	14,480	383,257
GS Engineering & Construction Corp. *	5,464	150,844
Hyundai Development Co-Engineering & Construction	6,700	305,225
Hyundai Engineering & Construction Co., Ltd.	20,409	918,596
Hyundai Heavy Industries Co., Ltd. *	7,964	870,739
Hyundai Mipo Dockyard Co., Ltd. *	1,366	95,709
KCC Corp.	1,332	717,245
KEPCO Engineering & Construction Co., Inc. *	2,732	119,481
LG Corp.	13,525	783,736
LG Hausys Ltd.	1,709	302,078
Neo Holdings Co., Ltd. *(b)(c)	1,746	—
Samsung C&T Corp.	47,482	2,621,666
Samsung Engineering Co., Ltd. *	6,147	235,228
Samsung Heavy Industries Co., Ltd.	28,686	514,887
Samsung Techwin Co., Ltd. *	4,690	106,402
SK Holdings Co., Ltd.	7,007	1,187,465
		11,908,054
Commercial & Professional Services 0.0%
S-1 Corp.	6,932	505,271
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	10,500	824,655
LG Electronics, Inc.	24,304	1,368,491
		2,193,146
Consumer Services 0.0%
Kangwon Land, Inc. *	24,840	769,496
Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	53,600	520,104
Korea Investment Holdings Co., Ltd. *	13,000	646,713
Security	Number of Shares	Value ($)
Samsung Card Co., Ltd.	6,960	237,802
Samsung Securities Co., Ltd.	14,820	644,084
		2,048,703
Energy 0.1%
GS Holdings Corp.	14,877	599,797
S-Oil Corp.	3,415	201,624
SK Innovation Co., Ltd. *	9,562	901,705
		1,703,126
Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	4,879	953,529
Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	1,700	553,733
KT&G Corp.	24,444	1,781,714
Lotte Chilsung Beverage Co., Ltd. *	907	1,456,919
Lotte Confectionery Co., Ltd. *	300	497,198
Orion Corp.	464	407,541
		4,697,105
Household & Personal Products 0.1%
Amorepacific Corp.	704	1,831,279
AMOREPACIFIC Group	700	852,080
LG Household & Health Care Ltd.	2,320	1,416,245
		4,099,604
Insurance 0.2%
Dongbu Insurance Co., Ltd.	12,977	626,651
Hanwha Life Insurance Co., Ltd. *	20,000	142,317
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,272,039
Samsung Fire & Marine Insurance Co., Ltd.	6,700	1,556,649
Samsung Life Insurance Co., Ltd.	13,416	1,217,470
		4,815,126
Materials 0.3%
Hanwha Chemical Corp.	9,562	122,841
Hyosung Corp.	7,728	515,411
Korea Zinc Co., Ltd. *	1,524	568,610
Kumho Petrochemical Co., Ltd.	4,781	375,493
LG Chem Ltd.	7,620	1,596,829
Lotte Chemical Corp.	1,982	344,013
POSCO ADR	73,409	4,451,522
Samsung Fine Chemicals Co., Ltd.	4,781	157,036
		8,131,755
Media 0.0%
Cheil Worldwide, Inc. *	10,000	190,424
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc. *	13,215	788,650
Yuhan Corp.	1,366	212,825
		1,001,475
Retailing 0.0%
Hotel Shilla Co., Ltd.	6,804	613,727
Hyundai Department Store Co., Ltd.	2,016	246,133
Lotte Shopping Co., Ltd.	2,388	543,939
		1,403,799
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	107,765	4,575,508
Software & Services 0.2%
Daum Kakao Corp. *	7,509	910,617
NAVER Corp.	5,503	3,314,184
See financial notes    13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NCSoft Corp.	2,010	326,896
NHN Entertainment Corp. *	2,478	160,752
Samsung SDS Co., Ltd.	5,160	1,361,050
SK C&C Co., Ltd.	2,800	553,597
		6,627,096
Technology Hardware & Equipment 1.0%
LG Display Co., Ltd. ADR	105,700	1,635,179
Samsung Electro-Mechanics Co., Ltd.	6,653	417,650
Samsung Electronics Co., Ltd. GDR	44,996	27,942,516
Samsung SDI Co., Ltd.	11,303	1,405,730
		31,401,075
Telecommunication Services 0.1%
KT Corp. ADR	72,933	1,021,791
LG Uplus Corp.	37,570	405,635
SK Telecom Co., Ltd. ADR	83,859	2,437,781
		3,865,207
Transportation 0.1%
CJ Korea Express Co., Ltd. *	3,145	518,651
Hyundai Glovis Co., Ltd.	4,249	923,317
Hyundai Merchant Marine Co., Ltd. *	13,216	108,854
Korean Air Lines Co., Ltd. *	4,781	218,674
		1,769,496
Utilities 0.1%
Korea Electric Power Corp. ADR *	105,700	2,185,876
Korea Gas Corp.	3,633	140,348
		2,326,224
		116,602,355
Singapore 1.2%
Banks 0.4%
DBS Group Holdings Ltd.	306,630	4,411,991
Oversea-Chinese Banking Corp., Ltd.	551,784	4,251,670
United Overseas Bank Ltd.	196,742	3,337,136
		12,000,797
Capital Goods 0.1%
COSCO Corp., Ltd. (a)	456,257	174,439
Keppel Corp., Ltd.	258,468	1,662,815
Noble Group Ltd.	1,057,181	757,850
Singapore Technologies Engineering Ltd.	452,069	1,166,651
Yangzijiang Shipbuilding Holdings Ltd.	693,952	625,021
		4,386,776
Consumer Services 0.0%
Genting Singapore plc	1,266,306	917,073
Diversified Financials 0.0%
Singapore Exchange Ltd.	84,513	508,283
Food & Staples Retailing 0.0%
Olam International Ltd.	376,732	553,977
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	2,114,000	629,491
Indofood Agri Resources Ltd.	1,057,000	544,004
Wilmar International Ltd.	278,361	663,105
		1,836,600
Security	Number of Shares	Value ($)
Media 0.0%
Singapore Press Holdings Ltd. (a)	282,549	849,662
Real Estate 0.3%
CapitaCommercial Trust	1,057,000	1,371,667
CapitaLand Ltd.	1,057,000	2,789,964
CapitaMall Trust	1,057,000	1,639,784
City Developments Ltd.	87,901	661,148
Global Logistic Properties Ltd.	555,675	1,058,156
Wing Tai Holdings Ltd.	597,555	782,037
		8,302,756
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	76,384	456,024
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	1,558,278	4,834,889
Transportation 0.2%
ComfortDelGro Corp., Ltd.	686,503	1,483,949
Hutchison Port Holdings Trust	1,057,000	734,615
SIA Engineering Co., Ltd.	425,894	1,330,821
Singapore Post Ltd.	1,057,000	1,554,297
		5,103,682
		39,750,519
Spain 2.8%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	1,195,467	12,041,238
Banco de Sabadell S.A.	781,581	2,152,201
Banco Popular Espanol S.A.	335,716	1,549,150
Banco Santander S.A.	2,737,784	20,061,761
Bankia S.A. *	950,546	1,383,901
Bankinter S.A.	122,612	961,181
CaixaBank S.A.	393,204	1,830,304
		39,979,736
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	42,280	1,575,404
Ferrovial S.A.	106,757	2,267,950
Zardoya Otis S.A.	31,756	385,042
		4,228,396
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	8,456	436,295
Energy 0.1%
Repsol S.A.	228,312	4,423,887
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	116,270	887,208
Insurance 0.0%
Mapfre S.A.	156,436	550,789
Media 0.0%
Mediaset Espana Comunicacion S.A. *	28,539	353,399
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	35,537	1,445,127
Retailing 0.3%
Inditex S.A.	248,495	7,827,973
14    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	82,446	3,407,723
Telecommunication Services 0.4%
Telefonica S.A.	847,871	13,214,342
Transportation 0.1%
Abertis Infraestructuras S.A.	79,275	1,551,633
Utilities 0.4%
Acciona S.A. *	25,144	1,974,757
Enagas S.A.	47,565	1,462,892
Gas Natural SDG S.A.	89,686	2,172,376
Iberdrola S.A.	1,007,321	6,900,062
Red Electrica Corp. S.A.	16,967	1,449,023
		13,959,110
		92,265,618
Sweden 2.7%
Banks 0.7%
Nordea Bank AB	663,796	8,953,277
Skandinaviska Enskilda Banken AB, A Shares	345,639	4,359,467
Svenska Handelsbanken AB, A Shares	107,150	5,395,558
Swedbank AB, A Shares	184,975	4,812,466
		23,520,768
Capital Goods 0.7%
Alfa Laval AB	75,047	1,506,204
Assa Abloy AB, B Shares	61,636	3,698,566
Atlas Copco AB, A Shares	120,796	3,894,379
Atlas Copco AB, B Shares	91,959	2,735,369
Sandvik AB	196,602	2,206,270
Skanska AB, B Shares	91,959	2,292,153
SKF AB, B Shares	99,358	2,501,595
Trelleborg AB, B Shares	5,285	106,831
Volvo AB, B Shares	310,758	3,748,135
		22,689,502
Commercial & Professional Services 0.0%
Securitas AB, B Shares	104,643	1,489,210
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	64,477	2,104,977
Husqvarna AB, B Shares	29,712	232,438
		2,337,415
Diversified Financials 0.2%
Industrivarden AB, A Shares	61,306	1,237,035
Investment AB Kinnevik, B Shares	29,596	996,025
Investor AB, B Shares	94,205	3,746,402
		5,979,462
Energy 0.0%
Lundin Petroleum AB *	42,305	623,359
Food, Beverage & Tobacco 0.1%
Swedish Match AB	69,874	2,200,749
Health Care Equipment & Services 0.1%
Elekta AB, B Shares	29,596	308,885
Getinge AB, B Shares	44,394	1,226,846
		1,535,731
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	121,555	3,022,571
Security	Number of Shares	Value ($)
Materials 0.0%
Boliden AB	40,166	812,879
Holmen AB, B Shares	11,627	403,981
		1,216,860
Media 0.0%
Modern Times Group MTG AB, B Shares	12,684	392,500
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	35,938	581,678
Retailing 0.3%
Hennes & Mauritz AB, B Shares	184,305	8,038,864
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	51,793	1,869,721
Telefonaktiebolaget LM Ericsson, B Shares	596,148	7,726,355
		9,596,076
Telecommunication Services 0.1%
Tele2 AB, B Shares	96,187	1,128,424
TeliaSonera AB	537,162	3,410,092
		4,538,516
		87,763,261
Switzerland 7.9%
Banks 0.0%
Banque Cantonale Vaudoise - Reg'd	1,057	608,778
Capital Goods 0.6%
ABB Ltd. - Reg'd *	513,380	11,074,495
Geberit AG - Reg'd	10,570	3,786,469
Schindler Holding AG	12,684	2,104,634
Schindler Holding AG - Reg'd	9,553	1,559,920
Sulzer AG - Reg'd	3,171	387,678
		18,913,196
Commercial & Professional Services 0.2%
Adecco S.A. - Reg'd *	35,938	2,843,196
DKSH Holding AG	8,456	700,207
SGS S.A. - Reg'd	1,057	2,150,794
		5,694,197
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	106,757	9,459,481
The Swatch Group AG	7,399	3,391,208
The Swatch Group AG - Reg'd	15,254	1,350,816
		14,201,505
Diversified Financials 0.7%
Credit Suisse Group AG - Reg'd *	272,323	6,684,553
GAM Holding AG *	40,166	788,067
Julius Baer Group Ltd. *	45,519	2,113,176
Pargesa Holding S.A.	5,285	399,999
UBS Group AG *	777,555	13,738,445
		23,724,240
Energy 0.0%
Transocean Ltd. *(a)	72,933	1,174,775
See financial notes    15

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.7%
Aryzta AG *	20,083	1,614,267
Chocoladefabriken Lindt & Sprungli AG - Reg'd	14	917,384
Nestle S.A. - Reg'd	649,605	50,981,658
		53,513,309
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	11,627	1,620,176
Insurance 0.6%
Baloise Holding AG - Reg'd	9,513	1,244,316
Swiss Life Holding AG - Reg'd *	3,670	876,077
Swiss Re AG *	80,332	7,427,321
Zurich Insurance Group AG *	31,710	10,195,367
		19,743,081
Materials 0.6%
Clariant AG - Reg'd *	16,932	308,277
Givaudan S.A. - Reg'd *	2,662	5,141,479
Holcim Ltd. - Reg'd *	45,451	3,526,288
Sika AG	367	1,303,856
Syngenta AG - Reg'd	21,140	7,488,198
		17,768,098
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. - Reg'd *	24,311	2,926,039
Galenica AG - Reg'd	445	388,202
Lonza Group AG - Reg'd *	8,456	1,048,080
Novartis AG - Reg'd	480,980	49,442,512
Roche Holding AG	144,060	39,327,772
		93,132,605
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	15,855	1,451,703
Telecommunication Services 0.1%
Swisscom AG - Reg'd	5,709	3,291,106
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	10,570	1,547,591
		256,384,360
United Kingdom 18.1%
Automobiles & Components 0.1%
GKN plc	347,753	1,962,648
Banks 2.2%
Barclays plc	3,296,129	13,086,062
HSBC Holdings plc	3,888,531	34,691,878
Lloyds Banking Group plc *	11,407,144	13,926,587
Royal Bank of Scotland Group plc *	416,518	2,363,617
Standard Chartered plc	440,032	6,739,049
		70,807,193
Capital Goods 0.9%
Ashtead Group plc	108,871	2,002,165
BAE Systems plc	713,475	5,865,852
Bunzl plc	57,078	1,672,429
Cobham plc	206,115	1,087,143
IMI plc	69,156	1,475,925
Meggitt plc	135,296	1,139,520
Melrose Industries plc (c)	290,505	1,346,390
Rolls-Royce Holdings plc *	421,743	6,185,215
Smiths Group plc	97,244	1,735,743
The Weir Group plc	38,052	1,002,046
Security	Number of Shares	Value ($)
Travis Perkins plc	51,793	1,613,624
Wolseley plc	63,479	3,895,567
		29,021,619
Commercial & Professional Services 0.4%
Aggreko plc	54,198	1,430,579
Babcock International Group plc	73,094	1,140,890
Capita plc	132,125	2,425,728
Experian plc	208,229	3,855,127
G4S plc	300,188	1,382,453
Intertek Group plc	26,425	1,033,180
Rentokil Initial plc	471,422	985,708
		12,253,665
Consumer Durables & Apparel 0.2%
Barratt Developments plc	89,475	712,805
Berkeley Group Holdings plc	38,546	1,558,920
Burberry Group plc	103,174	2,984,811
Persimmon plc *	24,865	677,841
Taylor Wimpey plc	739,900	1,652,272
		7,586,649
Consumer Services 0.5%
Carnival plc	27,809	1,255,759
Compass Group plc	331,328	5,898,632
InterContinental Hotels Group plc	46,900	1,920,700
Merlin Entertainments plc (g)	54,007	351,460
TUI AG	81,180	1,476,611
Whitbread plc	43,337	3,519,429
William Hill plc	299,367	1,747,397
		16,169,988
Diversified Financials 0.3%
3i Group plc	227,255	1,733,522
Aberdeen Asset Management plc	292,046	2,114,921
Ashmore Group plc	72,933	345,120
Hargreaves Lansdown plc	48,622	849,087
ICAP plc	176,519	1,462,167
Investec plc	83,503	745,883
London Stock Exchange Group plc	26,797	1,027,019
Schroders plc	32,767	1,557,121
		9,834,840
Energy 2.6%
Amec Foster Wheeler plc	69,762	949,268
BG Group plc	708,275	10,485,958
BP plc	3,729,145	25,821,201
John Wood Group plc	106,757	1,097,956
Petrofac Ltd.	54,964	747,059
Royal Dutch Shell plc, A Shares	795,007	26,021,815
Royal Dutch Shell plc, B Shares	521,211	17,764,841
Tullow Oil plc	209,286	1,252,646
		84,140,744
Food & Staples Retailing 0.3%
J Sainsbury plc	334,392	1,405,095
Tesco plc	1,670,060	6,333,552
William Morrison Supermarkets plc	558,096	1,687,875
		9,426,522
Food, Beverage & Tobacco 2.3%
Associated British Foods plc	78,218	3,777,438
British American Tobacco plc	380,602	22,245,044
Coca-Cola HBC AG CDI *	42,280	759,245
Diageo plc	528,500	15,808,070
Imperial Tobacco Group plc	209,286	10,327,133
16    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SABMiller plc	192,649	10,941,196
Tate & Lyle plc	116,270	1,070,015
Unilever plc	248,418	11,002,717
		75,930,858
Health Care Equipment & Services 0.1%
Smith & Nephew plc	179,690	3,293,436
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	134,292	12,161,536
Insurance 1.2%
Admiral Group plc	14,798	337,315
Aviva plc	592,977	4,939,321
Direct Line Insurance Group plc	309,701	1,566,975
Friends Life Group Ltd.	418,896	2,661,303
Legal & General Group plc	1,389,955	6,003,759
Old Mutual plc	1,090,975	3,795,168
Prudential plc	544,465	13,710,870
RSA Insurance Group plc *	162,299	1,075,753
St. James's Place plc	72,933	1,068,496
Standard Life plc	450,282	2,962,995
		38,121,955
Materials 1.6%
Anglo American plc	292,789	5,474,958
Antofagasta plc	54,964	651,500
BHP Billiton plc	424,779	10,611,565
CRH plc	154,322	4,364,350
Croda International plc	34,349	1,448,633
Fresnillo plc	26,425	335,273
Glencore plc *	2,109,785	9,789,531
Johnson Matthey plc	41,265	2,173,950
Mondi plc	61,306	1,260,072
Polymetal International plc	16,912	148,713
Randgold Resources Ltd.	17,969	1,438,449
Rexam plc	174,758	1,501,594
Rio Tinto plc	259,709	12,811,222
Vedanta Resources plc	20,083	184,200
		52,194,010
Media 0.7%
Daily Mail & General Trust plc, A Shares	46,508	613,440
Informa plc	82,446	704,588
ITV plc	966,098	3,363,745
Pearson plc	150,094	3,293,763
Reed Elsevier plc	220,913	3,816,838
Sky plc	213,659	3,290,328
WPP plc	295,496	7,009,720
		22,092,422
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	265,452	18,335,199
GlaxoSmithKline plc	984,458	23,452,082
Hikma Pharmaceuticals plc	27,498	1,050,911
Indivior plc *	134,292	362,771
Shire plc	124,479	10,147,504
		53,348,467
Real Estate 0.3%
Hammerson plc	224,084	2,339,251
Intu Properties plc	228,312	1,247,265
Land Securities Group plc	165,949	3,221,106
Security	Number of Shares	Value ($)
Segro plc	208,229	1,385,336
The British Land Co. plc	227,324	2,910,573
		11,103,531
Retailing 0.3%
Kingfisher plc	563,381	3,181,350
Marks & Spencer Group plc	344,582	2,686,547
Next plc	33,824	3,917,755
Sports Direct International plc *	22,198	236,703
		10,022,355
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	291,832	5,227,054
Software & Services 0.1%
The Sage Group plc	258,056	1,932,184
Telecommunication Services 1.0%
BT Group plc	1,579,158	11,121,037
Inmarsat plc	91,959	1,244,913
Vodafone Group plc	5,471,110	18,973,130
		31,339,080
Transportation 0.1%
easyJet plc	39,109	1,046,804
International Consolidated Airlines Group S.A. *	243,110	2,179,072
Royal Mail plc	112,665	731,968
		3,957,844
Utilities 0.7%
Centrica plc	1,042,627	3,936,345
Drax Group plc	77,161	493,195
National Grid plc	744,157	10,196,074
Severn Trent plc	53,907	1,691,982
SSE plc	223,027	5,421,592
United Utilities Group plc	133,182	1,947,051
		23,686,239
		585,614,839
Total Common Stock
(Cost $2,959,974,669)		3,211,337,760

Preferred Stock 0.5% of net assets
Germany 0.5%
Automobiles & Components 0.4%
Porsche Automobil Holding SE	33,824	3,139,426
Volkswagen AG	31,066	7,857,585
		10,997,011
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	31,710	3,764,821
Total Preferred Stock
(Cost $11,819,889)		14,761,832

Rights 0.0% of net assets
Australia 0.0%
Consumer Services 0.0%
Tabcorp Holdings Ltd. *(b)(c)	66	—
See financial notes    17

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Republic of Korea 0.0%
Software & Services 0.0%
NHN Entertainment Corp. *(b)	736	6,105
Total Rights
(Cost $—)		6,105

Other Investment Companies 0.2% of net assets
United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	1,950,720	1,950,720
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	5,579,930	5,579,930
Total Other Investment Companies
(Cost $7,530,650)		7,530,650
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.01%, 03/19/15 (e)(f)	10,000	10,000
0.02%, 03/19/15 (e)(f)	498,000	497,997
Total Short-Term Investments
(Cost $507,994)		507,997

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $2,980,733,655 and the unrealized appreciation and depreciation were $404,406,040 and ($150,995,351), respectively, with a net unrealized appreciation of $253,410,689.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,295,981. Non-Cash Collateral pledged to the fund for securities on loan amounted to $23,985.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $1,346,390 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $351,460 or 0.0% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 2/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/20/15	47	4,406,955	62,302
18    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	386,988,557	425,833,169
0.3%	Preferred Stock	1,107,757	1,390,803
0.0%	Rights	—	26,734
1.2%	Other Investment Companies	4,278,392	4,951,585
100.6%	Total Investments	392,374,706	432,202,291
(0.6)%	Other Assets and Liabilities, Net		(2,461,973)
100.0%	Net Assets		429,740,318

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Australia 4.7%
Automobiles & Components 0.0%
ARB Corp., Ltd.	15,978	148,706
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd. (c)	26,900	69,906
Capital Goods 0.2%
Bradken Ltd.	55,769	96,910
Cardno Ltd. (c)	42,300	109,264
Decmil Group Ltd.	32,820	36,223
MACA Ltd.	54,893	47,264
Monadelphous Group Ltd. (c)	31,062	233,413
Seven Group Holdings Ltd.	34,514	189,651
		712,725
Commercial & Professional Services 0.4%
Cabcharge Australia Ltd.	31,817	127,263
McMillan Shakespeare Ltd.	15,978	145,829
Mineral Resources Ltd.	36,744	226,352
SAI Global Ltd.	69,064	231,376
Spotless Group Holdings Ltd. *	115,154	188,386
Transfield Services Ltd. *	162,654	197,342
Transpacific Industries Group Ltd.	319,722	178,938
Veda Group Ltd.	149,008	272,928
		1,568,414
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	123,743	59,084
G.U.D. Holdings Ltd.	43,772	266,220
		325,304
Security	Number of Shares	Value ($)
Consumer Services 0.4%
Ardent Leisure Group	86,330	162,179
Domino's Pizza Enterprises Ltd.	13,767	376,410
G8 Education Ltd.	106,550	363,633
Invocare Ltd.	29,470	317,872
Navitas Ltd.	92,131	332,453
Retail Food Group Ltd.	24,163	142,987
Slater & Gordon Ltd.	40,112	235,168
		1,930,702
Diversified Financials 0.2%
BT Investment Management Ltd.	26,624	182,349
FlexiGroup Ltd.	86,330	237,188
Magellan Financial Group Ltd.	20,901	325,078
OzForex Group Ltd.	64,266	121,233
		865,848
Energy 0.3%
AWE Ltd. *	183,634	178,237
Beach Energy Ltd.	362,292	300,599
Drillsearch Energy Ltd. *(c)	106,044	81,346
Karoon Gas Australia Ltd. *	75,308	154,442
Liquefied Natural Gas Ltd. *	103,158	286,651
Paladin Energy Ltd. *	337,728	104,421
		1,105,696
Food, Beverage & Tobacco 0.1%
Australian Agricultural Co., Ltd. *	79,908	100,077
GrainCorp Ltd., Class A	46,007	355,438
Tassal Group Ltd.	33,298	97,740
		553,255
Health Care Equipment & Services 0.2%
Australian Pharmaceutical Industries Ltd.	177,909	158,754
Greencross Ltd.	22,916	168,613
Primary Health Care Ltd.	123,278	455,461
Sigma Pharmaceuticals Ltd.	432,642	309,865
		1,092,693
Insurance 0.1%
Cover-More Group Ltd.	57,854	91,023
nib Holdings Ltd.	133,192	388,875
Steadfast Group Ltd.	72,712	87,650
		567,548
Materials 0.5%
Beadell Resources Ltd. *	253,549	63,509
Independence Group NL	79,399	353,631
Jacana Minerals Ltd. (a)(b)	8,715	1,221
Northern Star Resources Ltd.	154,492	285,392
Pact Group Holdings Ltd.	57,308	196,029
PanAust Ltd.	199,754	204,828
Regis Resources Ltd. *	108,182	161,314
Sandfire Resources NL	40,953	140,726
Saracen Mineral Holdings Ltd. *	286,137	94,069
Sirius Resources NL *	71,288	178,562
Syrah Resources Ltd. *	33,298	115,464
TFS Corp., Ltd.	91,700	132,072
Western Areas Ltd.	63,142	209,065
		2,135,882
Media 0.2%
APN News & Media Ltd. *	181,943	137,432
Nine Entertainment Co. Holdings Ltd.	147,864	237,268
See financial notes    19

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Southern Cross Media Group Ltd.	186,242	159,630
Village Roadshow Ltd.	33,298	144,655
		678,985
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Acrux Ltd.	46,938	38,945
Mayne Pharma Group Ltd. *	132,018	95,587
Mesoblast Ltd. *(c)	57,149	185,196
Sirtex Medical Ltd.	11,997	333,838
		653,566
Real Estate 0.6%
Abacus Property Group	139,936	336,272
Aveo Group	125,558	255,529
BWP Trust	196,150	457,539
Charter Hall Group	97,688	382,326
Charter Hall Retail REIT	84,815	302,734
Cromwell Property Group	399,648	366,005
Investa Office Fund	162,150	510,230
		2,610,635
Retailing 0.5%
Automotive Holdings Group Ltd.	109,093	354,379
Breville Group Ltd.	28,801	165,698
JB Hi-Fi Ltd. (c)	29,908	409,215
Myer Holdings Ltd.	202,849	294,537
Pacific Brands Ltd.	401,438	149,257
Premier Investments Ltd.	34,514	318,247
Super Retail Group Ltd.	43,156	325,981
The Reject Shop Ltd.	6,276	34,977
		2,052,291
Software & Services 0.2%
carsales.com Ltd. (c)	68,767	538,812
Iress Ltd.	45,622	348,179
SMS Management & Technology Ltd.	31,956	94,301
UXC Ltd.	92,424	57,514
		1,038,806
Telecommunication Services 0.2%
Amcom Telecommunications Ltd.	66,446	140,949
iiNET Ltd.	31,956	164,089
M2 Group Ltd.	44,990	347,933
Vocus Communications Ltd.	22,916	107,625
		760,596
Transportation 0.2%
MMA Offshore Ltd.	76,997	53,037
Qube Holdings Ltd.	182,256	423,703
Virgin Australia Holdings Ltd. *	517,495	202,535
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—
		679,275
Utilities 0.2%
DUET Group	335,700	667,434
Energy World Corp. Ltd. *	397,259	115,053
		782,487
		20,333,320
Security	Number of Shares	Value ($)
Austria 0.8%
Capital Goods 0.2%
Semperit AG Holding	1,953	86,134
Wienerberger AG	35,006	549,703
Zumtobel Group AG	6,871	182,652
		818,489
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,926	198,065
Materials 0.1%
Mayr Melnhof Karton AG	2,287	243,311
RHI AG	7,476	217,099
		460,410
Real Estate 0.4%
Atrium European Real Estate Ltd. *	62,048	306,710
BUWOG AG *	12,602	281,287
CA Immobilien Anlagen AG *	21,202	433,532
Conwert Immobilien Invest SE *	22,278	305,854
S IMMO AG *	17,248	165,565
		1,492,948
Transportation 0.1%
Flughafen Wien AG	1,274	109,660
Oesterreichische Post AG	8,649	427,675
		537,335
Utilities 0.0%
EVN AG	9,131	107,385
		3,614,632
Belgium 1.7%
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	2,224	122,844
Diversified Financials 0.4%
Ackermans & van Haaren N.V.	6,944	851,698
Gimv N.V.	3,987	187,378
KBC Ancora *	4,552	155,981
RHJ International S.A. *	16,688	81,798
Sofina S.A.	5,965	644,576
		1,921,431
Energy 0.0%
Euronav S.A. *	16,740	202,785
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	50,269	123,312
Fagron	7,386	273,720
		397,032
Household & Personal Products 0.1%
Ontex Group N.V. *	9,072	270,671
Materials 0.2%
NV Bekaert S.A.	8,800	267,590
Nyrstar N.V. *	80,242	298,181
Tessenderlo Chemie N.V. *	10,661	294,523
		860,294
20    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.3%
Befimmo S.A.	6,240	452,141
Cofinimmo S.A.	4,466	553,526
Warehouses De Pauw S.C.A.	2,706	223,390
		1,229,057
Retailing 0.1%
D'Ieteren S.A. N.V.	9,200	342,752
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	7,096	412,208
Technology Hardware & Equipment 0.1%
Barco N.V.	2,894	184,052
EVS Broadcast Equipment S.A.	4,112	160,044
		344,096
Telecommunication Services 0.0%
Mobistar S.A. *	7,239	171,040
Transportation 0.2%
bpost S.A.	27,886	786,493
Utilities 0.1%
Elia System Operator S.A. N.V.	6,696	303,690
		7,364,393
Canada 15.5%
Automobiles & Components 0.2%
Linamar Corp.	13,845	868,521
Martinrea International, Inc.	7,593	70,600
		939,121
Banks 0.4%
Canadian Western Bank	19,013	442,492
Genworth MI Canada, Inc.	10,661	271,082
Home Capital Group, Inc.	18,377	668,174
Laurentian Bank of Canada	5,789	227,221
		1,608,969
Capital Goods 0.8%
Aecon Group, Inc.	19,013	178,915
ATS Automation Tooling Systems, Inc. *	25,839	296,952
CAE, Inc.	70,100	847,162
MacDonald, Dettwiler & Associates Ltd.	9,563	754,303
Russel Metals, Inc.	19,013	386,457
Toromont Industries Ltd.	22,843	570,778
WSP Global, Inc.	16,215	496,586
		3,531,153
Commercial & Professional Services 0.6%
Black Diamond Group Ltd.	7,712	86,221
Progressive Waste Solutions Ltd.	31,833	890,248
Ritchie Bros. Auctioneers, Inc.	26,310	662,886
Stantec, Inc.	26,298	672,272
Transcontinental, Inc., Class A	17,248	230,820
		2,542,447
Consumer Durables & Apparel 0.5%
Dorel Industries, Inc., Class B	8,223	268,096
Gildan Activewear, Inc.	32,233	1,962,660
		2,230,756
Security	Number of Shares	Value ($)
Consumer Services 0.2%
Amaya, Inc. *(c)	25,306	729,398
Great Canadian Gaming Corp. *	14,382	223,680
		953,078
Diversified Financials 0.6%
AGF Management Ltd., Class B	19,013	126,535
Canaccord Genuity Group, Inc.	18,298	98,183
Dundee Corp., Class A *	16,581	158,819
Element Financial Corp. *	56,089	719,614
Onex Corp.	22,996	1,299,666
TMX Group Ltd.	8,896	358,647
		2,761,464
Energy 3.6%
Advantage Oil & Gas Ltd. *	57,146	297,023
AltaGas Ltd.	34,514	1,243,571
Athabasca Oil Corp. *	94,442	155,809
Bankers Petroleum Ltd. *	69,023	166,940
Baytex Energy Corp.	40,470	661,509
Bellatrix Exploration Ltd. *	33,228	96,332
Birchcliff Energy Ltd. *	34,514	190,723
Bonavista Energy Corp.	51,798	297,020
Bonterra Energy Corp.	6,104	212,209
Calfrac Well Services Ltd.	23,978	163,995
Canadian Energy Services & Technology Corp.	43,337	213,449
Crew Energy, Inc. *	34,900	159,875
Denison Mines Corp. *	151,397	135,798
Enerflex Ltd.	19,013	242,107
Enerplus Corp.	51,798	522,274
Ensign Energy Services, Inc.	39,674	295,494
Gibson Energy, Inc.	34,514	732,211
Gran Tierra Energy, Inc. *	60,221	152,403
Kelt Exploration Ltd. *	29,562	192,953
Keyera Corp.	22,429	1,504,008
Mullen Group Ltd.	19,013	311,694
NuVista Energy Ltd. *	38,080	249,770
Paramount Resources Ltd., A Shares *	14,897	371,157
Parex Resources, Inc. *	27,510	173,390
Parkland Fuel Corp.	18,298	343,349
Pason Systems, Inc.	19,013	279,108
Pengrowth Energy Corp.	136,936	454,022
Peyto Exploration & Development Corp.	34,514	966,331
Precision Drilling Corp.	86,330	526,145
Raging River Exploration, Inc. *	37,824	236,277
Secure Energy Services, Inc.	25,824	315,807
ShawCor Ltd.	15,456	442,024
Surge Energy, Inc.	56,164	141,237
TORC Oil & Gas Ltd.	22,916	166,091
Trican Well Service Ltd.	39,121	137,228
Trilogy Energy Corp.	16,709	98,890
Trinidad Drilling Ltd.	47,136	164,588
Veresen, Inc.	63,450	790,680
Vermilion Energy, Inc.	26,014	1,171,271
Whitecap Resources, Inc.	53,226	575,462
		15,550,224
See financial notes    21

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.4%
Empire Co., Ltd., A Shares	13,179	974,612
The Jean Coutu Group PJC, Inc., A Shares	22,955	496,364
The North West Co., Inc.	3,990	80,685
		1,551,661
Food, Beverage & Tobacco 0.2%
Cott Corp.	34,975	338,084
Maple Leaf Foods, Inc.	24,926	453,145
		791,229
Health Care Equipment & Services 0.0%
Extendicare, Inc.	32,815	182,123
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	27,706	941,913
Materials 2.7%
Alacer Gold Corp.	57,444	124,673
Alamos Gold, Inc.	39,404	238,573
AuRico Gold, Inc.	73,449	259,408
B2Gold Corp. *	256,698	433,775
Canexus Corp.	50,070	109,070
Canfor Corp. *	21,445	492,910
Capstone Mining Corp. *	97,222	110,564
CCL Industries, Inc., Class B	8,434	934,282
Centerra Gold, Inc.	36,966	180,885
China Gold International Resources Corp. Ltd. *	79,203	117,347
Continental Gold Ltd. *	30,399	48,691
Detour Gold Corp. *	43,764	423,743
Dominion Diamond Corp. *	19,013	323,875
First Majestic Silver Corp. *	34,514	213,113
HudBay Minerals, Inc.	59,624	520,483
IAMGOLD Corp. *	105,242	257,911
Imperial Metals Corp. *	15,769	148,389
Lundin Mining Corp. *	166,380	726,201
Major Drilling Group International, Inc.	32,122	179,563
Methanex Corp.	24,930	1,357,459
Nevsun Resources Ltd.	51,798	184,600
New Gold, Inc. *	130,048	498,883
NOVAGOLD RESOURCES, Inc. *	79,074	294,473
OceanaGold Corp.	72,630	139,019
Osisko Gold Royalties Ltd.	14,946	213,540
Pan American Silver Corp.	43,645	421,542
Pretium Resources, Inc. *	23,468	145,095
Primero Mining Corp. *	41,256	146,700
SEMAFO, Inc. *	61,924	191,924
Sherritt International Corp.	79,149	159,103
Silver Standard Resources, Inc. *	19,013	100,040
Stella-Jones, Inc.	11,280	354,304
Tahoe Resources, Inc.	26,408	369,900
Torex Gold Resources, Inc. *	181,155	166,843
West Fraser Timber Co., Ltd.	16,283	887,535
		11,474,416
Media 0.6%
Aimia, Inc.	46,983	483,507
Cineplex, Inc.	17,248	689,008
Cogeco Cable, Inc.	3,837	228,840
Corus Entertainment, Inc., B Shares	17,248	300,302
Security	Number of Shares	Value ($)
Quebecor, Inc., Class B	23,664	609,486
Torstar Corp., Class B	18,114	107,641
		2,418,784
Real Estate 1.9%
Allied Properties Real Estate Investment Trust	18,534	602,487
Artis Real Estate Investment Trust	35,304	434,285
Boardwalk Real Estate Investment Trust	10,201	484,050
Calloway Real Estate Investment Trust	24,842	605,209
Canadian Apartment Properties Real Estate Investment Trust	29,610	671,332
Canadian Real Estate Investment Trust	16,940	634,919
Chartwell Retirement Residences	42,211	432,708
Cominar Real Estate Investment Trust	37,119	586,222
Dream Office Real Estate Investment Trust	25,730	564,817
Dream Unlimited Corp., Class A *	16,507	133,917
First Capital Realty, Inc.	22,771	358,165
FirstService Corp.	7,822	474,964
Granite Real Estate Investment Trust	12,208	443,092
H&R Real Estate Investment Trust	65,403	1,266,524
InnVest Real Estate Investment Trust	15,978	75,754
Morguard Real Estate Investment Trust	10,745	152,744
Northern Property Real Estate Investment Trust	8,362	172,644
		8,093,833
Retailing 0.6%
AutoCanada, Inc.	4,576	174,516
Dollarama, Inc.	30,008	1,502,503
Hudson's Bay Co.	25,705	578,473
RONA, Inc.	32,810	399,401
		2,654,893
Software & Services 0.9%
Constellation Software, Inc.	3,956	1,333,821
DH Corp.	18,950	609,787
Open Text Corp.	31,912	1,861,076
		3,804,684
Technology Hardware & Equipment 0.2%
Avigilon Corp. *	7,639	152,211
Celestica, Inc. *	39,404	463,576
Wi-LAN, Inc.	33,255	87,622
		703,409
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	14,295	285,408
Transportation 0.2%
TransForce, Inc.	19,013	464,266
Westshore Terminals Investment Corp.	13,927	361,713
		825,979
Utilities 0.6%
Algonquin Power & Utilities Corp.	45,901	376,060
Atco Ltd., Class I	19,908	768,961
Atlantic Power Corp.	18,970	54,845
Capital Power Corp.	17,248	346,576
Emera, Inc.	9,287	304,720
Innergex Renewable Energy, Inc.	17,248	162,168
Just Energy Group, Inc.	25,870	128,868
22    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Northland Power, Inc.	22,986	313,868
Superior Plus Corp.	34,514	367,626
		2,823,692
		66,669,236
Denmark 1.4%
Banks 0.2%
Sydbank A/S	21,010	656,863
Capital Goods 0.2%
FLSmidth & Co. A/S (c)	12,602	577,730
NKT Holding A/S	7,845	471,081
		1,048,811
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	8,624	61,962
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S *	2,081	375,352
Schouw & Co.	2,860	136,274
		511,626
Health Care Equipment & Services 0.2%
GN Store Nord A/S	41,533	967,009
Insurance 0.2%
Topdanmark A/S *	21,107	701,140
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ALK-Abello A/S	1,587	184,631
Bavarian Nordic A/S *	4,797	151,777
Genmab A/S *	11,753	870,926
		1,207,334
Retailing 0.1%
Matas A/S	10,312	238,698
Software & Services 0.1%
SimCorp A/S	11,648	411,439
Transportation 0.0%
Dfds A/S	1,834	197,653
		6,002,535
Finland 1.8%
Capital Goods 0.6%
Cargotec Oyj, B Shares	12,244	451,419
Cramo Oyj	4,825	77,391
Konecranes Oyj	16,222	563,876
Outotec Oyj	49,837	301,579
Ramirent Oyj	20,809	166,184
Uponor Oyj	14,182	257,697
Valmet Oyj	34,374	454,570
YIT Oyj	32,410	202,848
		2,475,564
Commercial & Professional Services 0.1%
Caverion Corp.	32,062	304,961
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	31,638	690,572
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	23,976	117,521
Materials 0.4%
Huhtamaki Oyj	27,170	804,850
Kemira Oyj	18,403	229,329
Security	Number of Shares	Value ($)
Metsa Board Oyj	53,684	352,256
Outokumpu Oyj *	56,515	371,466
		1,757,901
Real Estate 0.1%
Citycon Oyj	63,991	227,097
Sponda Oyj	61,165	306,805
		533,902
Retailing 0.0%
Stockmann Oyj Abp, B Shares	9,062	81,315
Software & Services 0.1%
Tieto Oyj	20,101	536,601
Telecommunication Services 0.3%
Elisa Oyj	42,214	1,151,062
Transportation 0.0%
Finnair Oyj *	18,374	64,301
		7,713,700
France 3.6%
Automobiles & Components 0.3%
Faurecia	14,667	669,977
Plastic Omnium S.A.	14,382	438,859
		1,108,836
Capital Goods 0.2%
Mersen	5,987	148,543
Nexans S.A. *	10,534	389,733
Saft Groupe S.A.	8,820	310,441
Tarkett S.A.	2,575	60,667
		909,384
Commercial & Professional Services 0.3%
Elior Participations S.C.A. *(e)	10,000	166,453
Teleperformance	15,989	1,237,988
		1,404,441
Consumer Durables & Apparel 0.0%
Beneteau S.A.	6,397	90,910
Diversified Financials 0.2%
Coface S.A. *	10,760	129,801
Euronext N.V. *(e)	17,105	642,725
		772,526
Energy 0.2%
Bourbon S.A.	6,931	145,415
CGG S.A. *	41,914	303,656
Etablissements Maurel et Prom *	22,233	191,546
Gaztransport Et Technigaz S.A.	3,550	218,883
MPI	32,605	118,125
		977,625
Food & Staples Retailing 0.1%
Rallye S.A.	8,939	339,846
Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	4,770	125,089
Vilmorin & Cie S.A.	1,905	167,734
		292,823
Health Care Equipment & Services 0.3%
Korian-Medica	12,770	473,391
Orpea	12,043	802,917
Sartorius Stedim Biotech	600	132,242
		1,408,550
See financial notes    23

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.2%
Eramet *	2,205	228,626
Vicat	5,480	390,312
		618,938
Media 0.4%
Havas S.A.	46,742	406,318
IPSOS	11,254	313,683
Metropole Television S.A.	18,529	371,289
Societe d'Edition de Canal	23,652	173,501
Technicolor S.A. - Reg'd *	72,367	447,412
		1,712,203
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Boiron S.A.	1,070	106,131
Eurofins Scientific SE	2,196	597,189
Virbac S.A.	1,481	397,599
		1,100,919
Real Estate 0.1%
Mercialys S.A.	11,510	284,089
Nexity S.A.	7,444	307,180
		591,269
Retailing 0.0%
Groupe Fnac *	2,272	125,941
Software & Services 0.3%
Alten S.A.	6,544	293,823
Altran Technologies S.A.	31,727	303,162
GameLoft SE *	15,978	70,074
Sopra Steria Group	3,191	279,355
UBISOFT Entertainment *	28,524	525,181
		1,471,595
Technology Hardware & Equipment 0.4%
Ingenico	11,172	1,247,217
Neopost S.A.	9,649	521,659
		1,768,876
Transportation 0.0%
Norbert Dentressangle S.A.	1,070	168,023
Utilities 0.2%
Rubis S.C.A.	10,649	647,628
		15,510,333
Germany 5.0%
Automobiles & Components 0.2%
ElringKlinger AG	10,377	361,984
Leoni AG	9,540	616,030
		978,014
Banks 0.2%
Aareal Bank AG	14,064	632,573
Spar Nord Bank A/S	21,654	196,915
		829,488
Capital Goods 1.3%
Bauer AG *	1,433	27,566
BayWa AG	5,136	210,067
Deutz AG	36,134	164,226
DMG MORI SEIKI AG	17,726	586,828
Duerr AG	3,990	427,846
Heidelberger Druckmaschinen AG *	38,295	97,505
Indus Holding AG	2,000	85,032
Security	Number of Shares	Value ($)
KION Group AG	9,386	409,900
Kloeckner & Co. SE *	28,865	300,906
Krones AG	4,065	393,029
KUKA AG	7,166	558,543
Nordex SE *	17,969	376,998
Norma Group SE	9,558	511,754
Pfeiffer Vacuum Technology AG	3,723	309,309
Rational AG	1,300	466,169
Rheinmetall AG	4,538	230,528
SGL Carbon SE *(c)	16,552	302,897
Vossloh AG	1,912	121,041
		5,580,144
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	8,055	306,780
Diversified Financials 0.1%
Aurelius AG	3,990	166,126
Deutsche Beteiligungs AG	3,330	118,141
Grenkeleasing AG	1,578	186,466
		470,733
Food, Beverage & Tobacco 0.0%
KWS Saat AG	489	149,188
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	3,413	94,039
Rhoen Klinikum AG	12,647	332,934
		426,973
Materials 0.3%
Aurubis AG	11,939	721,661
H&R AG *	2,377	17,698
Salzgitter AG	11,090	317,508
		1,056,867
Media 0.1%
CTS Eventim AG & Co., KGaA	6,826	210,933
Stroeer Media SE	3,559	111,775
		322,708
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	6,573	379,468
MorphoSys AG *	7,368	615,526
STADA Arzneimittel AG	17,282	568,931
		1,563,925
Real Estate 1.4%
alstria Office REIT-AG *	23,174	320,365
Deutsche Annington Immobilien SE	77,650	3,002,638
Deutsche Euroshop AG	12,772	653,611
DIC Asset AG	17,248	187,658
Grand City Properties S.A. *	19,484	324,098
LEG Immobilien AG *	12,838	1,058,237
Patrizia Immobilien AG *	10,389	195,767
TAG Immobilien AG	33,522	451,951
		6,194,325
Semiconductors & Semiconductor Equipment 0.2%
AIXTRON SE *	25,545	205,267
Dialog Semiconductor plc *	18,633	826,478
		1,031,745
Software & Services 0.1%
Bechtle AG	4,252	346,105
24    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Jenoptik AG	13,255	183,390
Wincor Nixdorf AG	8,917	432,176
		615,566
Telecommunication Services 0.3%
Drillisch AG	10,646	446,179
Freenet AG	28,140	841,633
		1,287,812
Transportation 0.1%
Hamburger Hafen und Logistik AG	4,770	106,096
Sixt SE	3,243	136,279
		242,375
		21,402,748
Greece 0.4%
Capital Goods 0.0%
Ellaktor S.A. *	31,370	86,558
Metka S.A.	5,700	58,500
		145,058
Consumer Services 0.0%
Intralot S.A.-Integrated Lottery Systems & Services *	19,200	38,549
Diversified Financials 0.0%
Hellenic Exchanges - Athens Stock Exchange S.A. Holding *	13,680	95,594
Energy 0.1%
Hellenic Petroleum S.A. *	16,250	82,020
Motor Oil Hellas Corinth Refineries S.A.	17,505	157,076
		239,096
Materials 0.1%
Mytilineos Holdings S.A. *	19,651	137,980
Titan Cement Co. S.A.	12,548	317,942
		455,922
Real Estate 0.0%
Grivalia Properties REIC	9,800	96,731
Retailing 0.1%
FF Group *	9,264	294,064
JUMBO S.A.	23,600	270,004
		564,068
Utilities 0.1%
Public Power Corp. S.A. *	24,470	192,127
The Athens Water Supply & Sewage Co. S.A.	9,118	72,613
		264,740
		1,899,758
Hong Kong 2.0%
Automobiles & Components 0.1%
Minth Group Ltd.	159,390	334,587
Nexteer Automotive Group Ltd.	176,759	177,318
Xinchen China Power Holdings Ltd. *	200,260	78,757
		590,662
Security	Number of Shares	Value ($)
Capital Goods 0.1%
FDG Electric Vehicles Ltd. *	2,820,000	176,353
Singamas Container Holdings Ltd.	629,389	103,066
Summit Ascent Holdings Ltd. *	185,954	109,816
		389,235
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd.	282,000	95,267
Haier Healthwise Holdings Ltd. *	762,215	88,453
Man Wah Holdings Ltd.	225,600	193,153
Pacific Textiles Holdings Ltd.	150,195	224,650
Stella International Holdings Ltd.	95,019	246,263
		847,786
Consumer Services 0.2%
China LotSynergy Holdings Ltd.	1,430,432	106,977
Dynam Japan Holdings Co., Ltd.	90,932	182,205
NagaCorp Ltd.	309,937	212,208
REXLot Holdings Ltd.	2,043,476	160,728
		662,118
Diversified Financials 0.2%
Guotai Junan International Holdings Ltd.	199,239	150,545
Haitong International Securities Group Ltd.	163,477	98,017
Sun Hung Kai & Co., Ltd.	122,607	105,605
Value Partners Group Ltd.	314,693	275,518
		629,685
Energy 0.1%
Newocean Energy Holdings Ltd. (c)	217,246	77,873
Sino Oil & Gas Holdings Ltd. *	5,726,845	138,086
SPT Energy Group, Inc.	141,000	27,817
Sunshine Oilsands Ltd. *	358,629	19,653
		263,429
Health Care Equipment & Services 0.1%
Town Health International Medical Group Ltd.	909,347	316,582
Materials 0.2%
AMVIG Holdings Ltd.	116,478	55,420
G-Resources Group Ltd. *	9,155,802	283,335
L'sea Resources International Holdings Ltd. *	1,726,738	67,908
Superb Summit International Group Ltd. *(a)(b)(c)	1,120,000	168,676
TCC International Holdings Ltd.	463,867	169,865
Yingde Gases Group Co., Ltd.	236,019	170,423
Yip's Chemical Holdings Ltd.	32,693	18,632
		934,259
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Animal Healthcare Ltd.	178,804	101,213
The United Laboratories International Holdings Ltd. *	206,389	94,473
		195,686
Real Estate 0.3%
Fortune Real Estate Investment Trust	328,999	373,311
K Wah International Holdings Ltd.	314,693	159,468
Lai Sun Development Co., Ltd.	3,582,215	79,908
Midland Holdings Ltd. *	300,390	147,959
See financial notes    25

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sunlight Real Estate Investment Trust	314,693	163,931
Yuexiu Real Estate Investment Trust	591,585	333,343
		1,257,920
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	75,608	190,301
Emperor Watch & Jewellery Ltd.	939,998	31,513
Giordano International Ltd.	314,693	155,410
Luk Fook Holdings International Ltd.	81,737	259,267
New World Department Store China Ltd.	314,693	80,748
Springland International Holdings Ltd.	282,000	87,995
Trinity Ltd.	282,000	54,178
		859,412
Semiconductors & Semiconductor Equipment 0.0%
United Photovoltaics Group Ltd. *	882,780	106,997
Technology Hardware & Equipment 0.1%
Ju Teng International Holdings Ltd.	263,607	155,674
Suncorp Technologies Ltd. *(a)(b)	3,054,998	120,144
TCL Communication Technology Holdings Ltd.	119,541	113,292
Truly International Holdings Ltd.	433,216	176,516
		565,626
Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	60,793	75,487
CITIC Telecom International Holdings Ltd.	423,000	147,264
SmarTone Telecommunications Holding Ltd.	145,596	290,612
		513,363
Transportation 0.1%
Pacific Basin Shipping Ltd.	734,630	270,912
SITC International Holdings Co., Ltd.	304,477	174,313
		445,225
		8,577,985
Ireland 0.7%
Capital Goods 0.2%
Kingspan Group plc	44,941	884,914
Consumer Services 0.2%
Paddy Power plc	10,316	781,038
Food, Beverage & Tobacco 0.3%
C&C Group plc	102,608	444,363
Glanbia plc	39,924	729,926
		1,174,289
Transportation 0.0%
Aer Lingus Group plc	69,064	174,685
		3,014,926
Israel 0.4%
Capital Goods 0.0%
Electra Ltd.	530	61,312
Energy 0.0%
Naphtha Israel Petroleum Corp., Ltd. *	4,125	22,872
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,990	164,299
Health Care Equipment & Services 0.0%
Mazor Robotics Ltd. *	19,968	118,278
Insurance 0.0%
Menorah Mivtachim Holdings Ltd.	15,978	155,348
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Evogene Ltd. *	7,980	80,989
Real Estate 0.1%
Africa Israel Properties Ltd.	4,837	67,856
Alony Hetz Properties & Investments Ltd.	19,968	149,825
Jerusalem Oil Exploration *	2,940	94,299
Nitsba Holdings 1995 Ltd. *	7,386	111,116
		423,096
Semiconductors & Semiconductor Equipment 0.1%
Nova Measuring Instruments Ltd. *	17,248	190,534
Software & Services 0.0%
Allot Communications Ltd. *	8,624	80,085
Technology Hardware & Equipment 0.1%
AudioCodes Ltd. *	10,313	53,562
Gilat Satellite Networks Ltd. *	12,213	57,886
Ituran Location and Control Ltd.	6,871	159,506
		270,954
		1,567,767
Italy 3.4%
Automobiles & Components 0.1%
Brembo S.p.A.	5,292	200,095
Piaggio & C S.p.A. *	60,422	192,473
		392,568
Banks 0.9%
Banca Carige S.p.A. *	1,957,851	143,840
Banca Popolare dell'Emilia Romagna SC *	114,591	947,273
Banca Popolare di Milano Scarl *	1,199,980	1,129,258
Banca Popolare di Sondrio Scarl	133,725	614,070
Credito Emiliano S.p.A.	39,414	320,513
Credito Valtellinese Scarl *	360,863	497,857
FinecoBank Banca Fineco S.p.A. *	44,697	278,747
		3,931,558
Capital Goods 0.3%
Astaldi S.p.A.	13,746	99,910
C.I.R. - Compagnie Industriali Riunite S.p.A *	59,398	70,554
Cofide S.p.A. *	95,649	54,661
Danieli & C Officine Meccaniche S.p.A.	10,534	173,451
Industria Macchine Automatiche S.p.A.	3,305	160,886
Interpump Group S.p.A.	23,976	363,589
Salini Impregilo S.p.A *	57,308	262,389
Trevi Finanziaria Industriale S.p.A.	16,807	62,399
		1,247,839
Consumer Durables & Apparel 0.3%
Brunello Cucinelli S.p.A.	4,770	99,354
De'Longhi S.p.A.	8,624	169,086
Moncler S.p.A.	26,604	401,950
26    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Safilo Group S.p.A. *	5,725	88,873
Tod's S.p.A.	4,699	480,418
		1,239,681
Consumer Services 0.1%
Autogrill S.p.A. *	29,562	265,597
Diversified Financials 0.3%
Anima Holding S.p.A. *(e)	39,762	226,563
Azimut Holding S.p.A.	30,715	806,509
Banca Generali S.p.A.	14,699	417,124
		1,450,196
Energy 0.1%
ERG S.p.A.	24,060	303,603
Saras S.p.A. *	95,904	136,184
		439,787
Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	6,087	246,336
Sorin S.p.A. *	157,091	507,459
		753,795
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	42,271	343,746
Unipol Gruppo Finanziario S.p.A.	72,815	375,859
		719,605
Materials 0.1%
Cementir Holding S.p.A.	11,638	82,891
Italcementi S.p.A.	46,816	359,702
Italmobiliare S.p.A.	5,857	127,981
		570,574
Media 0.0%
RCS MediaGroup S.p.A. *	49,741	66,560
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	31,621	570,675
Real Estate 0.1%
Beni Stabili S.p.A.	276,583	227,088
Immobiliare Grande Distribuzione	81,075	76,842
		303,930
Retailing 0.2%
World Duty Free S.p.A. *	27,097	310,012
Yoox S.p.A. *	13,846	302,221
		612,233
Technology Hardware & Equipment 0.0%
Ei Towers S.p.A. *	1,708	93,892
Transportation 0.1%
Ansaldo STS S.p.A.	31,688	333,214
ASTM S.p.A.	6,088	83,172
Societa Iniziative Autostradali e Servizi S.p.A.	8,856	94,367
		510,753
Utilities 0.3%
A2A S.p.A.	434,080	440,631
ACEA S.p.A.	13,616	167,691
Falck Renewables S.p.A.	17,544	22,236
Hera S.p.A.	240,322	584,400
Iren S.p.A.	158,305	209,524
		1,424,482
		14,593,725
Security	Number of Shares	Value ($)
Japan 17.4%
Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd.	32,693	121,971
Daido Metal Co., Ltd.	10,216	101,865
Eagle Industry Co., Ltd.	6,129	127,302
FCC Co., Ltd.	8,171	136,975
HI-LEX Corp.	6,435	205,896
Keihin Corp.	16,345	273,590
Mitsuba Corp.	6,435	117,670
Musashi Seimitsu Industry Co., Ltd.	10,319	216,488
Nifco, Inc.	14,712	505,804
Nippon Seiki Co., Ltd.	11,237	216,760
Nissin Kogyo Co., Ltd.	17,469	277,353
Pacific Industrial Co., Ltd.	14,712	125,528
Press Kogyo Co., Ltd.	28,606	112,706
Sanden Corp.	27,585	138,219
Showa Corp.	16,345	171,866
Topre Corp.	10,216	150,149
TPR Co., Ltd.	8,989	224,678
Unipres Corp.	8,171	154,951
		3,379,771
Banks 1.2%
Ashikaga Holdings Co., Ltd.	56,400	239,669
Bank of the Ryukyus Ltd.	16,345	249,800
FIDEA Holdings Co., Ltd.	108,610	223,498
Jimoto Holdings, Inc.	53,128	109,327
Kansai Urban Banking Corp.	13,076	145,040
The Aomori Bank Ltd.	59,260	201,259
The Bank of Iwate Ltd.	4,393	199,907
The Bank of Nagoya Ltd.	48,020	183,974
The Bank of Okinawa Ltd.	4,902	213,638
The Chiba Kogyo Bank Ltd.	21,659	156,357
The Fukui Bank Ltd.	150,195	355,558
The Kiyo Bank Ltd.	30,039	415,865
The Miyazaki Bank Ltd.	45,978	181,535
The Ogaki Kyoritsu Bank Ltd.	80,716	281,556
The Oita Bank Ltd.	49,041	187,475
The Toho Bank Ltd.	100,130	413,771
The Towa Bank Ltd.	216,608	192,065
The Yamagata Bank Ltd.	42,912	193,480
The Yamanashi Chuo Bank Ltd.	40,867	187,678
Tokyo TY Financial Group, Inc. *	9,807	290,408
TOMONY Holdings, Inc.	58,851	275,191
Tsukuba Bank Ltd.	38,213	137,451
		5,034,502
Capital Goods 4.3%
Aica Kogyo Co., Ltd.	19,923	468,306
Aida Engineering Ltd.	16,345	178,702
Asahi Diamond Industrial Co., Ltd.	15,630	173,892
Central Glass Co., Ltd.	75,608	338,369
Chudenko Corp.	12,258	210,410
CKD Corp.	11,134	101,705
Daifuku Co., Ltd.	25,952	337,792
Daihen Corp.	34,738	176,095
Denyo Co., Ltd.	14,815	229,763
Fudo Tetra Corp.	44,139	93,414
Fuji Machine Manufacturing Co., Ltd.	29,424	334,495
Fujitec Co., Ltd.	20,841	210,598
Furukawa Co., Ltd.	74,584	129,771
Futaba Corp.	15,630	251,424
See financial notes    27

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hanwa Co., Ltd.	87,869	341,053
Hazama Ando Corp.	50,065	293,995
Hibiya Engineering Ltd.	6,435	91,940
Hitachi Koki Co., Ltd.	14,100	110,163
Hitachi Zosen Corp.	39,334	222,096
Inaba Denki Sangyo Co., Ltd.	5,720	199,048
Inabata & Co., Ltd.	14,100	136,819
Iseki & Co., Ltd.	61,302	124,096
Iwatani Corp.	46,999	317,271
Juki Corp.	36,780	134,758
Kamei Corp.	7,968	59,588
Kanamoto Co., Ltd.	7,968	221,287
Kanematsu Corp.	77,650	114,970
Kato Works Co., Ltd.	12,258	80,595
Kitagawa Iron Works Co., Ltd.	24,519	54,352
Kitz Corp.	28,300	143,696
Komori Corp.	15,630	176,115
Kumagai Gumi Co., Ltd. *	97,064	322,342
Kuroda Electric Co., Ltd.	17,878	272,929
Kyowa Exeo Corp.	37,189	363,662
Kyudenko Corp.	8,171	99,724
Maeda Corp.	32,693	255,156
Makino Milling Machine Co., Ltd.	22,477	189,337
Meidensha Corp.	44,954	148,913
Mirait Holdings Corp.	23,089	241,619
Miura Co., Ltd.	21,150	246,805
MonotaRO Co., Ltd.	6,947	230,705
Morita Holdings Corp.	10,216	104,600
Nachi-Fujikoshi Corp.	42,912	244,093
Namura Shipbuilding Co., Ltd.	14,406	137,739
Nichias Corp.	19,411	112,525
Nippon Densetsu Kogyo Co., Ltd.	8,480	134,920
Nippon Steel & Sumikin Bussan Corp.	33,717	116,484
Nishimatsu Construction Co., Ltd.	76,629	292,298
Nishio Rent All Co., Ltd.	4,084	112,567
Nitta Corp.	5,108	133,741
Nitto Boseki Co., Ltd.	68,455	281,734
Nitto Kogyo Corp.	12,464	223,746
Noritz Corp.	15,630	259,923
Obara Group, Inc.	3,269	180,206
Oiles Corp.	14,406	252,582
Okabe Co., Ltd.	16,345	153,407
Okumura Corp.	67,434	335,633
OSG Corp.	19,717	378,853
Penta-Ocean Construction Co., Ltd.	81,737	300,843
Raito Kogyo Co., Ltd.	12,464	106,347
Ryobi Ltd.	21,456	62,998
Sanki Engineering Co., Ltd.	15,836	114,851
Sankyo Tateyama, Inc.	8,683	144,832
Sanwa Holdings Corp.	57,830	413,607
Shibuya Kogyo Co., Ltd.	6,129	111,972
Shima Seiki Manufacturing Ltd.	12,567	214,347
Shinmaywa Industries Ltd.	23,498	255,137
SHO-BOND Holdings Co., Ltd.	5,208	222,182
Sintokogio Ltd.	38,825	278,331
Sodick Co., Ltd.	12,567	123,520
Star Micronics Co., Ltd.	16,345	211,926
Sumitomo Mitsui Construction Co., Ltd. *	192,392	284,858
Taikisha Ltd.	12,667	297,430
Takara Standard Co., Ltd.	22,477	186,517
Security	Number of Shares	Value ($)
Takasago Thermal Engineering Co., Ltd.	24,316	296,360
Takuma Co., Ltd.	26,564	215,321
Tatsuta Electric Wire & Cable Co., Ltd.	9,195	38,458
Teikoku Sen-I Co., Ltd.	6,332	94,229
Tekken Corp.	23,498	89,043
The Nippon Road Co., Ltd.	14,303	73,702
Toa Corp.	67,434	122,407
TOKAI Holdings Corp.	31,060	150,695
Tokyu Construction Co., Ltd.	23,704	146,929
Toshiba Machine Co., Ltd.	51,086	198,284
Toshiba Plant Systems & Services Corp.	10,216	150,832
Totetsu Kogyo Co., Ltd.	11,340	263,710
Toyo Engineering Corp.	40,867	124,777
Trusco Nakayama Corp.	8,171	238,886
Tsubakimoto Chain Co.	35,759	288,357
Tsugami Corp.	25,543	157,046
Wakita & Co., Ltd.	10,216	99,045
YAMABIKO Corp.	2,860	123,448
Yamazen Corp.	31,672	253,281
Yokogawa Bridge Holdings Corp.	7,150	82,119
		18,419,448
Commercial & Professional Services 0.7%
Aeon Delight Co., Ltd.	5,108	120,580
Daiseki Co., Ltd.	17,163	299,629
Duskin Co., Ltd.	17,981	299,470
Kokuyo Co., Ltd.	29,424	259,178
Meitec Corp.	11,134	350,659
Mitsubishi Pencil Co., Ltd.	9,195	335,741
Moshi Moshi Hotline, Inc.	10,216	110,838
Nihon M&A Center, Inc.	7,559	249,132
Nippon Parking Development Co., Ltd.	53,128	63,552
Nissha Printing Co., Ltd.	11,034	235,457
Okamura Corp.	28,200	204,521
Pilot Corp.	4,290	246,179
Sato Holdings Corp.	5,108	112,334
		2,887,270
Consumer Durables & Apparel 0.7%
Alpine Electronics, Inc.	15,221	273,111
Chofu Seisakusho Co., Ltd.	5,108	132,459
Foster Electric Co., Ltd.	5,617	134,710
Fujibo Holdings, Inc.	40,867	104,949
Fujitsu General Ltd.	13,282	147,769
Gunze Ltd.	90,932	247,972
JVC Kenwood Corp. *	49,041	160,400
Komatsu Seiren Co., Ltd.	9,195	44,689
Mizuno Corp.	39,846	198,655
Pioneer Corp. *	93,795	189,089
Sangetsu Co., Ltd.	9,704	281,675
Seiko Holdings Corp.	37,804	202,705
Seiren Co., Ltd.	15,630	138,591
Tamron Co., Ltd.	7,968	157,167
The Japan Wool Textile Co., Ltd.	16,345	109,381
Token Corp.	1,327	58,721
Tomy Co., Ltd.	18,084	112,850
TSI Holdings Co., Ltd.	43,627	279,911
Yondoshi Holdings, Inc.	4,699	79,283
		3,054,087
28    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 0.8%
Accordia Golf Co., Ltd.	27,279	269,721
Atom Corp.	23,498	152,336
Colowide Co., Ltd.	18,184	246,418
Doutor Nichires Holdings Co., Ltd.	17,675	264,951
Fuji Kyuko Co., Ltd.	16,345	167,627
JP-Holdings, Inc.	28,200	87,045
Kisoji Co., Ltd.	10,216	181,768
Kyoritsu Maintenance Co., Ltd. (c)	4,084	221,717
MOS Food Services, Inc.	14,712	305,698
Ohsho Food Service Corp.	3,063	114,275
Plenus Co., Ltd.	6,129	117,407
Round One Corp.	19,717	112,650
Royal Holdings Co., Ltd.	7,150	112,981
Saizeriya Co., Ltd.	6,538	117,148
St Marc Holdings Co., Ltd.	2,042	133,235
Tokyo Dome Corp.	55,173	265,838
Tokyotokeiba Co., Ltd.	27,585	72,455
Yoshinoya Holdings Co., Ltd.	15,836	171,680
Zensho Holdings Co., Ltd. (c)	29,424	270,008
		3,384,958
Diversified Financials 0.5%
Fuyo General Lease Co., Ltd.	9,295	324,619
IBJ Leasing Co., Ltd.	14,506	299,475
Ichiyoshi Securities Co., Ltd.	10,522	118,471
J Trust Co., Ltd.	25,134	215,924
Jaccs Co., Ltd.	31,672	154,724
Japan Securities Finance Co., Ltd.	32,693	178,855
kabu.com Securities Co., Ltd.	39,743	244,020
Kyokuto Securities Co., Ltd.	4,493	70,884
Marusan Securities Co., Ltd.	15,427	113,691
Mito Securities Co., Ltd.	19,411	72,419
Monex Group, Inc.	53,537	133,456
Ricoh Leasing Co., Ltd.	3,166	92,561
		2,019,099
Energy 0.2%
Itochu Enex Co., Ltd.	16,345	134,676
Modec, Inc.	6,332	105,776
Nippon Gas Co., Ltd.	9,295	265,916
San-Ai Oil Co., Ltd.	15,324	110,496
Shinko Plantech Co., Ltd.	16,345	129,891
Toyo Kanetsu KK	24,519	48,609
		795,364
Food & Staples Retailing 0.5%
Ain Pharmaciez, Inc.	5,926	230,754
Arcs Co., Ltd.	15,630	320,981
Cocokara fine, Inc.	6,129	174,316
Daikokutenbussan Co., Ltd.	1,430	48,984
Heiwado Co., Ltd.	8,171	178,122
Kasumi Co., Ltd. *(a)	20,535	168,513
Kato Sangyo Co., Ltd.	5,108	102,335
San-A Co., Ltd.	4,084	142,630
The Maruetsu, Inc. *(a)	12,258	51,301
Valor Co., Ltd.	15,630	325,034
Welcia Holdings Co., Ltd.	5,108	188,434
Yaoko Co., Ltd.	2,757	185,422
Yokohama Reito Co., Ltd.	19,617	138,006
		2,254,832
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.7%
Ariake Japan Co., Ltd.	5,108	139,723
Fuji Oil Co., Ltd.	14,100	196,028
Hokuto Corp.	14,100	289,207
Itoham Foods, Inc.	30,651	165,889
Kameda Seika Co., Ltd.	4,084	157,832
Key Coffee, Inc.	14,100	214,900
Marudai Food Co., Ltd.	30,651	103,328
Maruha Nichiro Corp.	15,630	232,204
Megmilk Snow Brand Co., Ltd.	16,345	210,696
Morinaga & Co., Ltd.	51,086	159,824
Morinaga Milk Industry Co., Ltd.	77,650	304,637
Nippon Flour Mills Co., Ltd.	24,519	120,600
Nippon Suisan Kaisha Ltd. *	75,708	253,320
Rock Field Co., Ltd.	6,232	118,077
Sakata Seed Corp.	10,216	164,762
Showa Sangyo Co., Ltd.	30,651	128,968
The Nisshin Oillio Group Ltd.	30,651	114,610
		3,074,605
Health Care Equipment & Services 0.6%
A/S One Corp.	4,393	129,903
Asahi Intecc Co., Ltd.	6,641	398,310
BML, Inc.	3,063	86,219
Eiken Chemical Co., Ltd.	3,881	59,378
Hogy Medical Co., Ltd.	4,084	209,418
Jeol Ltd.	27,369	126,835
Mani, Inc.	2,042	126,744
Nagaileben Co., Ltd.	12,976	235,325
Nichii Gakkan Co.	14,100	136,819
Nikkiso Co., Ltd.	21,857	183,566
Paramount Bed Holdings Co., Ltd.	6,129	161,242
Ship Healthcare Holdings, Inc.	10,216	221,078
Toho Holdings Co., Ltd.	18,493	315,887
Tokai Corp.	3,778	120,250
Tsukui Corp.	14,100	114,409
Vital KSK Holdings, Inc.	14,100	112,640
		2,738,023
Household & Personal Products 0.3%
Aderans Co., Ltd.	15,018	136,933
Artnature, Inc.	6,129	57,524
Dr Ci:Labo Co., Ltd.	3,063	105,307
Earth Chemical Co., Ltd.	5,823	192,403
Fancl Corp.	15,630	225,667
Mandom Corp.	9,807	331,426
Milbon Co., Ltd.	3,369	98,073
Noevir Holdings Co., Ltd.	4,084	77,891
		1,225,224
Materials 1.9%
ADEKA Corp.	35,656	453,063
Aichi Steel Corp.	51,086	251,274
Asahi Holdings, Inc.	16,345	277,282
Chugoku Marine Paints Ltd.	26,564	227,098
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	40,867	217,420
Daio Paper Corp.	15,324	134,724
Fuji Seal International, Inc.	5,005	150,303
Fujimi, Inc.	9,807	160,216
Fujimori Kogyo Co., Ltd.	3,269	107,467
Hokuetsu Kishu Paper Co., Ltd.	44,139	219,689
Ihara Chemical Industry Co., Ltd.	14,712	166,878
See financial notes    29

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ishihara Sangyo Kaisha Ltd. *	156,324	155,611
Kureha Corp.	37,804	177,723
Kyoei Steel Ltd.	9,295	162,038
Nakayama Steel Works Ltd. *	57,215	44,032
Nihon Nohyaku Co., Ltd.	18,696	218,637
Nihon Parkerizing Co., Ltd.	14,712	362,800
Nippon Light Metal Holdings Co., Ltd.	182,176	275,828
Nippon Soda Co., Ltd.	33,717	205,046
Nippon Yakin Kogyo Co., Ltd. *	37,292	75,804
NOF Corp.	32,693	230,542
OSAKA Titanium Technologies Co., Ltd.	6,947	145,861
Pacific Metals Co., Ltd. *	32,693	95,718
Sakata INX Corp.	20,229	210,336
Sanyo Chemical Industries Ltd.	23,498	186,734
Sanyo Special Steel Co., Ltd.	30,651	122,301
Shin-Etsu Polymer Co., Ltd.	14,712	71,009
Sumitomo Bakelite Co., Ltd.	40,867	176,055
Sumitomo Seika Chemicals Co., Ltd.	9,195	65,995
Taiyo Holdings Co., Ltd.	8,171	293,225
Takasago International Corp.	22,477	103,976
Toagosei Co., Ltd.	59,260	268,676
Toho Titanium Co., Ltd. *	14,712	98,207
Toho Zinc Co., Ltd.	30,651	99,739
Tokai Carbon Co., Ltd.	44,954	131,991
Tokuyama Corp.	80,716	178,251
Tokyo Ohka Kogyo Co., Ltd.	15,018	525,746
Tokyo Rope Manufacturing Co., Ltd. *	37,804	65,144
Tokyo Steel Manufacturing Co., Ltd.	32,796	243,888
Topy Industries Ltd.	84,803	212,105
Toyo Ink SC Holdings Co., Ltd.	51,086	252,129
UACJ Corp.	74,584	206,511
Yodogawa Steel Works Ltd.	40,867	163,065
		8,190,137
Media 0.1%
Avex Group Holdings, Inc.	8,580	140,314
Kadokawa Dwango *	12,770	221,335
Next Co., Ltd.	6,538	51,409
Toei Co., Ltd.	16,345	112,526
Tv Tokyo Holdings Corp.	5,005	94,913
		620,497
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ASKA Pharmaceutical Co., Ltd.	9,195	88,762
JCR Pharmaceuticals Co., Ltd.	3,472	66,016
Nichi-iko Pharmaceutical Co., Ltd.	17,163	345,428
Seikagaku Corp.	11,134	186,738
ZERIA Pharmaceutical Co., Ltd.	11,034	177,770
		864,714
Real Estate 0.5%
Daibiru Corp.	16,345	151,767
Heiwa Real Estate Co., Ltd.	16,345	227,240
Jowa Holdings Co., Ltd.	3,939	135,589
Keihanshin Building Co., Ltd.	31,569	195,945
Kenedix, Inc.	73,869	338,001
Leopalace21 Corp. *	70,500	386,867
Open House Co., Ltd.	1,121	25,853
Relo Holdings, Inc.	2,451	197,851
Takara Leben Co., Ltd.	32,284	171,486
TOC Co., Ltd.	29,321	194,500
		2,025,099
Security	Number of Shares	Value ($)
Retailing 0.8%
AOKI Holdings, Inc.	14,100	174,090
Arata Corp.	16,345	46,487
Arcland Sakamoto Co., Ltd.	5,414	110,639
ASKUL Corp.	8,480	165,777
Belluna Co., Ltd.	21,556	98,453
Bic Camera, Inc. (c)	30,139	340,354
Chiyoda Co., Ltd.	8,171	190,015
DCM Holdings Co., Ltd.	32,693	239,841
EDION Corp.	31,263	256,286
Fuji Co., Ltd.	8,171	144,767
Geo Holdings Corp.	15,630	176,376
Gulliver International Co., Ltd.	19,105	149,586
Jin Co., Ltd. (c)	3,166	95,871
Matsuya Co., Ltd.	15,630	234,950
Nishimatsuya Chain Co., Ltd.	14,712	123,067
Paltac Corp.	14,100	197,090
Tsutsumi Jewelry Co., Ltd.	4,084	91,386
United Arrows Ltd.	8,171	252,556
Xebio Co., Ltd.	9,398	177,827
Yellow Hat Ltd.	8,889	175,185
		3,440,603
Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	29,630	213,157
Shindengen Electric Manufacturing Co., Ltd.	19,411	103,432
Tokyo Seimitsu Co., Ltd.	14,915	332,623
Ulvac, Inc. *	15,630	237,565
		886,777
Software & Services 0.7%
Ateam, Inc.	1,530	66,552
Broadleaf Co., Ltd.	7,050	114,173
COOKPAD, Inc.	4,084	164,836
F@N Communications, Inc.	8,377	80,865
Fuji Soft, Inc.	5,926	127,398
GMO internet, Inc.	21,047	218,842
GMO Payment Gateway, Inc.	3,063	67,489
Gurunavi, Inc.	8,171	126,586
Ines Corp.	15,630	117,802
Internet Initiative Japan, Inc.	7,662	151,324
IT Holdings Corp.	20,741	366,084
KLab, Inc. *	6,844	61,487
Koei Tecmo Holdings Co., Ltd.	10,216	144,850
Marvelous, Inc. (c)	7,865	114,740
NEC Networks & System Integration Corp.	6,129	121,765
NET One Systems Co., Ltd.	31,263	214,443
Nihon Unisys Ltd.	22,374	219,351
NSD Co., Ltd.	17,193	254,706
SMS Co., Ltd.	7,150	81,222
Transcosmos, Inc.	14,100	283,309
		3,097,824
Technology Hardware & Equipment 1.2%
Ai Holdings Corp.	14,609	292,559
Amano Corp.	28,200	339,216
Canon Electronics, Inc.	15,221	290,682
Daiwabo Holdings Co., Ltd.	42,912	71,792
Denki Kogyo Co., Ltd.	20,432	91,097
Eizo Corp.	4,902	110,428
Enplas Corp.	2,554	108,958
30    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hitachi Kokusai Electric, Inc.	13,282	185,100
Hitachi Maxell Ltd.	10,216	175,957
Horiba Ltd.	9,501	347,312
Hosiden Corp.	16,654	94,871
Japan Cash Machine Co., Ltd. (c)	4,596	67,165
Japan Digital Laboratory Co., Ltd.	5,108	69,306
Koa Corp.	10,216	101,951
Mitsumi Electric Co., Ltd.	26,461	198,991
Nichicon Corp.	26,155	238,916
Nippon Chemi-Con Corp. *	30,651	99,995
Nohmi Bosai Ltd.	6,129	72,956
Oki Electric Industry Co., Ltd.	183,912	412,300
Riso Kagaku Corp.	7,968	136,438
Roland DG Corp.	4,084	109,663
Ryosan Co., Ltd.	17,163	436,451
SMK Corp.	20,432	88,534
Tabuchi Electric Co., Ltd.	8,071	88,579
Tamura Corp.	20,432	70,417
The Nippon Signal Co., Ltd.	26,870	272,420
Toyo Corp.	14,100	143,424
Wacom Co., Ltd.	50,371	262,926
		4,978,404
Transportation 0.4%
Hamakyorex Co., Ltd.	3,166	109,510
Iino Kaiun Kaisha Ltd.	47,817	258,795
Kintetsu World Express, Inc.	4,084	185,504
Konoike Transport Co., Ltd.	4,084	83,836
Maruzen Showa Unyu Co., Ltd.	31,672	108,624
Mitsui-Soko Holdings Co., Ltd.	24,519	82,656
Nippon Konpo Unyu Soko Co., Ltd.	16,345	269,899
Nissin Corp.	37,804	101,511
Sankyu, Inc.	77,650	329,320
Senko Co., Ltd.	20,432	118,102
The Sumitomo Warehouse Co., Ltd.	32,693	186,786
Trancom Co., Ltd.	2,042	85,920
		1,920,463
Utilities 0.1%
Saibu Gas Co., Ltd.	74,584	166,581
Shizuoka Gas Co., Ltd.	15,836	112,864
The Okinawa Electric Power Co., Inc.	4,084	138,701
		418,146
		74,709,847
Netherlands 1.7%
Capital Goods 0.6%
Aalberts Industries N.V.	28,127	872,320
Arcadis N.V.	19,012	632,387
Grontmij *	13,344	55,364
Koninklijke BAM Groep N.V. (c)	62,158	295,262
Royal Imtech N.V. *	30,606	142,432
TKH Group N.V.	11,328	393,824
		2,391,589
Commercial & Professional Services 0.1%
USG People N.V.	14,008	191,452
Consumer Durables & Apparel 0.0%
TomTom N.V. *	20,667	172,792
Diversified Financials 0.0%
BinckBank N.V.	20,549	156,271
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Corbion N.V.	16,655	322,996
Insurance 0.2%
Delta Lloyd N.V.	48,664	885,352
Materials 0.2%
APERAM S.A. *	13,624	484,343
Koninklijke Ten Cate N.V.	10,514	242,759
		727,102
Real Estate 0.3%
Eurocommercial Properties N.V.	10,940	510,099
Vastned Retail N.V.	4,617	241,299
Wereldhave N.V.	9,926	684,042
		1,435,440
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	12,481	566,832
Transportation 0.1%
PostNL N.V. *	125,550	561,884
		7,411,710
New Zealand 0.8%
Energy 0.1%
New Zealand Oil & Gas Ltd. (b)	146,980	71,186
Z Energy Ltd.	59,940	215,458
		286,644
Food, Beverage & Tobacco 0.0%
a2 Milk Co., Ltd. *	106,550	45,960
Synlait Milk Ltd. *	26,624	63,868
		109,828
Health Care Equipment & Services 0.1%
Ebos Group Ltd.	17,178	134,154
Metlifecare Ltd.	33,298	120,952
Summerset Group Holdings Ltd.	32,290	84,791
		339,897
Insurance 0.0%
TOWER Ltd.	59,784	105,639
Materials 0.0%
Nuplex Industries Ltd.	80,109	195,811
Real Estate 0.1%
Goodman Property Trust	417,817	377,839
Precinct Properties New Zealand Ltd.	172,678	155,502
		533,341
Retailing 0.1%
Kathmandu Holdings Ltd.	62,693	74,960
Trade Me Group Ltd.	79,611	230,138
		305,098
Telecommunication Services 0.1%
Chorus Ltd. *	107,892	238,410
Transportation 0.1%
Freightways Ltd.	51,798	250,084
Utilities 0.2%
Infratil Ltd.	189,672	450,698
Mighty River Power Ltd.	164,192	424,943
		875,641
		3,240,393
See financial notes    31

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Norway 1.1%
Banks 0.1%
SpareBank 1 SMN	33,351	262,254
SpareBank 1 SR-Bank A.S.A.	29,562	215,993
		478,247
Diversified Financials 0.0%
Aker A.S.A., A Shares	4,770	110,025
Energy 0.5%
BW LPG Ltd. (e)	13,607	107,889
BW Offshore Ltd.	147,864	119,179
Det Norske Oljeselskap A.S.A. *	29,562	151,331
DNO A.S.A. *	265,802	521,833
Odfjell Drilling Ltd.	13,007	15,137
Petroleum Geo-Services A.S.A.	55,573	314,928
Prosafe SE	54,430	168,349
TGS Nopec Geophysical Co. A.S.A.	29,646	726,167
		2,124,813
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	18,737	113,941
Salmar A.S.A.	13,410	220,563
		334,504
Insurance 0.1%
Storebrand A.S.A. *	118,505	423,840
Real Estate 0.0%
Norwegian Property A.S.A. *	96,749	135,672
Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(c)	51,405	358,745
REC Silicon A.S.A. *	568,942	165,234
		523,979
Software & Services 0.1%
Atea A.S.A.	23,420	265,500
Opera Software A.S.A.	23,233	180,103
		445,603
Transportation 0.1%
Norwegian Air Shuttle A.S.A *	2,322	70,966
Stolt-Nielsen Ltd.	3,990	65,365
Wilh Wilhelmsen A.S.A.	21,975	126,144
		262,475
		4,839,158
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	73,252	110,920
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	256,869	368,790
Materials 0.1%
Altri, SGPS, S.A.	46,348	161,521
Portucel S.A.	64,478	285,309
Semapa-Sociedade de Investimento e Gestao	11,814	163,785
		610,615
Media 0.1%
NOS, SGPS	61,660	409,502
Security	Number of Shares	Value ($)
Transportation 0.1%
CTT-Correios de Portugal S.A.	33,883	377,578
		1,877,405
Republic of Korea 4.6%
Automobiles & Components 0.2%
Hanil E-Hwa Co., Ltd. *	3,908	48,247
Kumho Tire Co., Inc. *	39,200	341,801
Nexen Tire Corp.	9,130	127,689
Ssangyong Motor Co. *	18,074	164,676
Sungwoo Hitech Co., Ltd.	11,000	123,776
		806,189
Banks 0.0%
JB Financial Group Co., Ltd.	26,054	161,895
Capital Goods 0.4%
Doosan Engine Co., Ltd. *	10,000	68,789
Hyundai Corp. *	3,000	70,794
Hyundai Elevator Co., Ltd. *	1,711	110,060
Hyundai Rotem Co., Ltd. *	5,000	82,001
iMarketKorea, Inc.	6,000	151,155
Korea Aerospace Industries Ltd.	12,500	574,006
Korea Electric Terminal Co., Ltd.	2,000	113,890
LG International Corp.	8,126	274,679
LS Industrial Systems Co., Ltd.	5,080	286,041
S&T Dynamics Co., Ltd.	7,620	76,023
Sung Kwang Bend Co., Ltd. *	6,350	85,338
TK Corp. *	3,605	37,937
		1,930,713
Commercial & Professional Services 0.1%
KEPCO Plant Service & Engineering Co., Ltd. *	2,850	239,415
Consumer Durables & Apparel 0.4%
Fila Korea Ltd.	2,400	203,362
Handsome Co., Ltd.	3,500	99,654
Hansae Co., Ltd.	5,401	201,513
Hanssem Co., Ltd. *	4,500	723,657
LF Corp.	5,800	166,462
Youngone Corp.	7,560	347,848
Youngone Holdings Co., Ltd.	1,780	143,204
		1,885,700
Consumer Services 0.1%
Grand Korea Leisure Co., Ltd.	4,500	142,477
Hana Tour Service, Inc.	2,970	264,108
MegaStudy Co., Ltd.	1,800	107,421
		514,006
Diversified Financials 0.2%
Daishin Securities Co., Ltd. *	12,000	120,268
Hankook Tire Worldwide Co., Ltd. *	5,650	122,004
Hanwha Investment & Securities Co., Ltd. *	11,596	45,325
KIWOOM Securities Co., Ltd. *	2,840	162,500
Kyobo Securities Co., Ltd.	4,750	49,554
Meritz Financial Group, Inc.	12,000	129,015
Meritz Securities Co., Ltd.	40,000	166,917
SK Securities Co., Ltd. *	100,000	94,301
Yuanta Securities Korea *	36,000	146,781
		1,036,665
32    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.0%
Hankook Shell Oil Co., Ltd.	200	82,821
SK Gas Ltd.	1,261	105,816
		188,637
Food & Staples Retailing 0.2%
Dongsuh Co., Inc.	12,099	318,032
GS Retail Co., Ltd.	4,520	115,312
Hyundai Greenfood Co. Ltd.	16,170	274,030
		707,374
Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	1,460	97,506
Dae Han Flour Mills Co., Ltd. *	219	35,717
Daesang Corp. *	7,130	242,636
Dongwon Industries Co., Ltd.	300	89,518
Lotte Food Co., Ltd. *	260	150,663
Maeil Dairy Industry Co., Ltd. *	2,000	64,690
Muhak Co., Ltd. *	3,235	130,278
Ottogi Corp. *	363	197,119
Samyang Holdings Corp.	1,310	107,898
		1,116,025
Health Care Equipment & Services 0.1%
Chabiotech Co., Ltd. *	10,647	162,001
Medipost Co., Ltd. *	1,901	135,099
Osstem Implant Co., Ltd. *	3,810	158,989
		456,089
Household & Personal Products 0.1%
Cosmax, Inc.	1,496	176,513
Korea Kolmar Co., Ltd. *	3,500	195,800
		372,313
Insurance 0.2%
Korean Reinsurance Co.	24,174	229,064
LIG Insurance Co., Ltd.	12,300	268,963
Meritz Fire & Marine Insurance Co., Ltd.	17,092	204,005
		702,032
Materials 0.5%
Hanil Cement Co., Ltd. *	1,191	183,389
Hansol Holdings Co., Ltd. *	4,774	32,710
Hansol Paper Co., Ltd. *	4,415	81,659
Huchems Fine Chemical Corp.	6,000	140,221
Kolon Industries, Inc.	4,420	203,774
OCI Materials Co., Ltd. *	2,000	146,873
Poongsan Corp.	5,250	122,694
Seah Besteel Corp.	5,000	158,079
SK Chemicals Co., Ltd.	5,070	280,858
Ssangyong Cement Industrial Co., Ltd. *	11,662	157,788
Taekwang Industrial Co., Ltd.	223	236,705
Young Poong Corp. *	186	227,596
		1,972,346
Media 0.2%
CJ CGV Co., Ltd.	4,500	263,633
CJ E&M Corp. *	5,700	253,956
CJ Hellovision Co., Ltd.	7,500	72,434
SM Entertainment Co. *	4,749	143,221
YG Entertainment, Inc.	3,256	138,095
		871,339
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Chong Kun Dang Pharmaceutical Corp. *	3,152	167,716
Daewoong Pharmaceutical Co., Ltd. *	1,946	103,191
Dong-A Socio Holdings Co., Ltd.	1,113	121,689
Dong-A ST Co., Ltd.	1,254	107,742
Green Cross Corp.	1,370	174,129
Green Cross Holdings Corp.	7,400	148,330
Hanmi Pharm Co., Ltd. *	1,649	161,512
Kwang Dong Pharmaceutical Co., Ltd.	10,000	114,346
LG Life Sciences Ltd. *	3,920	159,293
Medy-Tox, Inc.	1,058	341,147
Naturalendo Tech Co., Ltd. *	3,453	164,226
Pharmicell Co., Ltd. *	12,184	42,018
Seegene, Inc. *	3,075	103,663
ViroMed Co., Ltd. *	3,507	186,286
		2,095,288
Retailing 0.2%
CJ O Shopping Co., Ltd.	718	153,733
GS Home Shopping, Inc.	855	182,288
Hyundai Home Shopping Network Corp.	1,540	188,019
Interpark Corp.	10,700	97,977
Kolao Holdings *	6,780	115,209
LOTTE Himart Co., Ltd. *	2,950	151,861
		889,087
Semiconductors & Semiconductor Equipment 0.2%
Eo Technics Co., Ltd. *	3,500	457,610
GemVax & Kael Co., Ltd. *	6,302	109,096
Hansol Technics Co., Ltd. *	3,126	42,295
Seoul Semiconductor Co., Ltd. *	9,780	162,176
Wonik IPS Co., Ltd. *	13,800	159,683
		930,860
Software & Services 0.2%
Com2uSCorp *	2,149	347,544
Daou Technology, Inc. *	6,600	91,103
Gamevil, Inc. *	1,324	151,876
Hancom, Inc.	5,000	82,912
Posco ICT Co., Ltd. *	12,300	65,448
		738,883
Technology Hardware & Equipment 0.2%
Daeduck Electronics Co. *	9,350	80,079
Humax Co., Ltd.	9,800	142,417
LG Innotek Co., Ltd.	3,550	339,620
Partron Co., Ltd.	11,480	133,884
SFA Engineering Corp.	3,081	143,165
Sindoh Co., Ltd.	1,050	68,402
		907,567
Telecommunication Services 0.0%
SK Broadband Co., Ltd. *	42,113	174,392
Transportation 0.2%
Asiana Airlines, Inc. *	23,700	188,728
Hanjin Kal Corp. *	6,947	198,115
Hanjin Transportation Co., Ltd. *	3,950	213,416
Pan Ocean Co., Ltd. *	27,672	91,521
		691,780
See financial notes    33

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
E1 Corp.	1,395	84,014
Samchully Co., Ltd. *	1,163	130,864
		214,878
		19,603,473
Singapore 2.0%
Capital Goods 0.1%
Tat Hong Holdings Ltd.	33,717	17,725
United Engineers Ltd.	110,346	229,600
		247,325
Commercial & Professional Services 0.0%
United Envirotech Ltd.	123,628	146,343
Consumer Services 0.1%
GuocoLeisure Ltd.	312,651	213,782
OUE Ltd.	81,737	133,414
Raffles Education Corp., Ltd.	539,478	134,860
		482,056
Diversified Financials 0.0%
ARA Asset Management Ltd.	102,172	122,447
Energy 0.1%
Ezion Holdings Ltd.	339,707	278,489
Ezra Holdings Ltd.	11,560	4,420
Linc Energy Ltd. *	102,172	47,702
		330,611
Food, Beverage & Tobacco 0.1%
China Fishery Group Ltd.	216,608	27,870
First Resources Ltd.	156,324	212,057
Super Group Ltd. (c)	81,737	71,815
		311,742
Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	326,954	157,455
Raffles Medical Group Ltd.	65,389	187,018
Religare Health Trust	163,477	128,008
		472,481
Materials 0.0%
Midas Holdings Ltd.	326,954	74,521
Media 0.1%
Asian Pay Television Trust	355,563	241,817
Real Estate 1.1%
AIMS AMP Capital Industrial REIT	156,324	167,806
Ascendas India Trust	163,477	112,983
Ascott Residence Trust	163,477	156,253
Cache Logistics Trust	156,324	134,475
Cambridge Industrial Trust	314,693	158,492
CapitaRetail China Trust	102,172	126,203
CDL Hospitality Trusts	174,717	227,372
Far East Hospitality Trust	217,629	129,608
First Real Estate Investment Trust	102,172	102,165
Frasers Centrepoint Trust	163,477	245,198
Frasers Commercial Trust	118,520	130,275
Ho Bee Land Ltd.	144,063	215,019
Keppel REIT	468,978	427,566
Lippo Malls Indonesia Retail Trust	490,434	126,205
Mapletree Commercial Trust	452,630	519,155
Mapletree Greater China Commercial Trust	468,978	358,604
Security	Number of Shares	Value ($)
Mapletree Industrial Trust	310,606	352,832
Mapletree Logistics Trust	373,956	338,185
OUE Hospitality Trust	178,804	123,576
Parkway Life Real Estate Investment Trust	163,477	293,276
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust (c)	163,477	110,579
SPH REIT	122,607	94,653
Starhill Global REIT	490,434	302,893
Yoma Strategic Holdings Ltd. *(c)	248,602	83,166
		5,036,539
Retailing 0.0%
OSIM International Ltd.	61,302	90,594
Software & Services 0.1%
CSE Global Ltd.	163,477	70,915
Silverlake Axis Ltd.	158,369	150,206
		221,121
Transportation 0.1%
Keppel Telecommunications & Transportation Ltd.	15,324	20,393
SATS Ltd.	183,912	427,293
Tiger Airways Holdings Ltd. *	370,481	78,994
		526,680
Utilities 0.1%
China Everbright Water Ltd. *	95,019	66,718
Hyflux Ltd. (c)	156,324	102,867
SIIC Environment Holdings Ltd. *	1,144,345	111,902
		281,487
		8,585,764
Spain 2.2%
Automobiles & Components 0.0%
Cie Automotive S.A.	7,386	106,787
Banks 0.0%
Liberbank S.A. *	147,864	119,745
Capital Goods 0.5%
Abengoa S.A., B Shares	134,982	459,809
Construcciones y Auxiliar de Ferrocarriles S.A.	725	260,019
Fomento de Construcciones y Contratas S.A. *	32,496	382,534
Gamesa Corp. Tecnologica S.A. *	53,016	630,036
Obrascon Huarte Lain S.A.	12,325	296,463
Sacyr S.A. *	50,083	227,005
		2,255,866
Commercial & Professional Services 0.1%
Applus Services S.A. *	19,484	239,741
Prosegur Cia de Seguridad S.A.	58,656	348,037
		587,778
Consumer Services 0.1%
Melia Hotels International S.A.	17,940	212,392
NH Hotel Group S.A. *	39,873	207,070
		419,462
Diversified Financials 0.2%
Bolsas y Mercados Espanoles S.A.	17,248	753,728
Energy 0.1%
Tecnicas Reunidas S.A.	7,617	316,455
34    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	28,855	551,341
Viscofan S.A.	10,088	623,581
		1,174,922
Insurance 0.1%
Grupo Catalana Occidente S.A.	13,226	406,774
Materials 0.1%
Ence Energia y Celulosa S.A.	67,655	225,759
Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	18,840	286,760
Promotora de Informaciones S.A., Class A *	198,481	71,240
		358,000
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A. *	20,504	310,937
Faes Farma S.A.	69,064	165,776
Zeltia S.A. *	68,874	271,543
		748,256
Real Estate 0.1%
Inmobiliaria Colonial S.A. *	435,602	320,028
Merlin Properties Socimi S.A. *	21,520	289,655
		609,683
Software & Services 0.1%
Indra Sistemas S.A.	29,562	315,666
Telecommunication Services 0.2%
Jazztel plc *	55,020	771,415
Let's GOWEX S.A. *(a)(b)(c)	5,361	—
		771,415
Transportation 0.0%
Cia de Distribucion Integral Logista Holdings S.A.	9,467	180,783
		9,351,079
Sweden 3.3%
Capital Goods 0.6%
Concentric AB	5,173	71,944
Haldex AB	8,686	135,121
Indutrade AB	7,988	353,873
Lindab International AB *	20,334	179,552
NCC AB, B Shares	25,547	895,290
Nibe Industrier AB, B Shares	10,197	249,523
Peab AB	51,883	440,095
Saab AB, Class B	6,384	170,913
		2,496,311
Commercial & Professional Services 0.2%
AF AB, B Shares	12,690	193,224
Intrum Justitia AB	8,624	244,738
Loomis AB, B Shares	17,888	587,205
		1,025,167
Consumer Durables & Apparel 0.2%
JM AB	15,273	542,014
Nobia AB	10,470	101,992
		644,006
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Betsson AB *	12,222	451,909
Rezidor Hotel Group AB *	39,058	157,342
		609,251
Diversified Financials 0.2%
Avanza Bank Holding AB	7,601	277,493
Investment AB Oresund *	8,840	188,125
L E Lundbergfortagen AB, B Shares	9,515	458,824
		924,442
Food & Staples Retailing 0.3%
Axfood AB	7,711	447,641
ICA Gruppen AB	18,404	656,439
		1,104,080
Food, Beverage & Tobacco 0.1%
AAK AB	8,449	489,471
Materials 0.4%
BillerudKorsnas AB	41,435	657,734
Hexpol AB	5,673	608,739
SSAB AB, A Shares *	51,756	306,599
SSAB AB, B Shares *	36,966	195,627
		1,768,699
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Active Biotech AB *	9,343	32,261
Swedish Orphan Biovitrum AB *	37,443	420,186
		452,447
Real Estate 0.9%
Castellum AB	42,906	734,583
Fabege AB	34,635	525,707
Fastighets AB Balder, B Shares *	24,111	427,252
Hemfosa Fastigheter AB *	10,760	272,846
Hufvudstaden AB, A Shares	36,079	528,592
Kungsleden AB	42,504	349,072
Wallenstam AB, B Shares	30,539	542,989
Wihlborgs Fastigheter AB	21,454	452,706
		3,833,747
Retailing 0.1%
KappAhl AB	9,806	46,322
Mekonomen AB	5,484	148,265
Qliro Group AB *(c)	37,259	80,408
		274,995
Technology Hardware & Equipment 0.1%
Axis Communications AB	11,241	456,743
Transportation 0.0%
SAS AB *	36,339	79,729
		14,159,088
Switzerland 3.3%
Automobiles & Components 0.1%
Autoneum Holding AG *	1,282	240,578
Banks 0.2%
Basler Kantonalbank	1,775	126,759
Liechtensteinische Landesbank AG	2,940	115,987
St. Galler Kantonalbank AG - Reg'd	531	192,124
Valiant Holding AG - Reg'd	5,500	453,402
		888,272
See financial notes    35

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.9%
AFG Arbonia-Forster Holding AG - Reg'd *	3,174	62,107
Belimo Holding AG - Reg'd	106	254,937
Bucher Industries AG - Reg'd	1,853	490,615
Burckhardt Compression Holding AG	544	214,042
Daetwyler Holding AG	1,410	185,918
Georg Fischer AG - Reg'd	1,063	767,536
Huber & Suhner AG - Reg'd	4,906	228,222
Implenia AG - Reg'd	2,084	141,462
Meyer Burger Technology AG *(c)	21,937	161,982
OC Oerlikon Corp. AG - Reg'd *	52,618	660,500
Rieter Holding AG - Reg'd *	1,942	294,987
Schweiter Technologies AG	350	293,697
SFS Group AG *	3,102	234,613
		3,990,618
Commercial & Professional Services 0.1%
Gategroup Holding AG *	4,303	136,625
Kaba Holding AG, B Shares - Reg'd *	994	542,610
		679,235
Consumer Durables & Apparel 0.1%
China Hongxing Sports Ltd. *(a)(b)	884,000	—
Forbo Holding AG - Reg'd *	403	431,907
		431,907
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd *	1,038	363,245
Diversified Financials 0.2%
Cembra Money Bank AG	3,970	249,172
Leonteq AG *	1,144	300,481
Vontobel Holding AG - Reg'd	11,178	459,854
		1,009,507
Food, Beverage & Tobacco 0.1%
Emmi AG - Reg'd *	652	236,591
Health Care Equipment & Services 0.1%
Straumann Holding AG - Reg'd	1,470	406,266
Insurance 0.2%
Helvetia Holding AG - Reg'd	1,391	702,836
Materials 0.0%
Schmolz + Bickenbach AG - Reg'd *	130,989	127,120
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Basilea Pharmaceutica - Reg'd *	629	80,616
Cosmo Pharmaceuticals S.p.A.	1,244	231,872
Tecan Group AG - Reg'd	3,501	421,745
		734,233
Real Estate 0.2%
Allreal Holding AG - Reg'd *	2,905	448,007
Mobimo Holding AG - Reg'd *	1,670	396,361
		844,368
Retailing 0.1%
Valora Holding AG - Reg'd *	1,038	231,470
Semiconductors & Semiconductor Equipment 0.1%
ams AG	14,401	640,298
Software & Services 0.1%
Temenos Group AG - Reg'd *	12,887	445,200
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Kudelski S.A.	7,353	99,281
Logitech International S.A. - Reg'd	34,637	516,997
		616,278
Transportation 0.3%
Flughafen Zuerich AG - Reg'd	945	680,340
Panalpina Welttransport Holding AG - Reg'd	3,645	509,070
		1,189,410
Utilities 0.1%
Alpiq Holding AG - Reg'd *	629	48,237
BKW AG	5,472	177,782
		226,019
		14,003,451
United Kingdom 20.9%
Banks 0.2%
Bank of Georgia Holdings plc	6,776	180,636
The Paragon Group of Cos. plc	94,189	625,906
TSB Banking Group plc *(e)	19,717	79,711
		886,253
Capital Goods 2.3%
Balfour Beatty plc	161,362	625,417
Bodycote plc	50,396	602,417
Carillion plc	112,473	627,475
Chemring Group plc	43,936	153,621
Diploma plc	22,176	273,481
Fenner plc	49,482	167,850
Galliford Try plc	23,976	555,046
Grafton Group plc	55,531	643,632
Interserve plc	47,037	456,863
Keller Group plc	17,248	270,016
Kier Group plc	12,043	324,208
Morgan Advanced Materials plc	84,613	430,595
Morgan Sindall Group plc	13,875	153,956
QinetiQ Group plc	171,570	529,493
Rotork plc	23,305	883,821
Senior plc	110,343	580,634
SIG plc	148,360	453,965
Speedy Hire plc	78,739	92,479
Spirax-Sarco Engineering plc	19,888	987,205
Ultra Electronics Holdings plc	18,305	509,193
Vesuvius plc	70,996	524,777
		9,846,144
Commercial & Professional Services 1.4%
AA plc *	105,393	614,850
Berendsen plc	50,677	861,478
Cape plc	24,779	90,181
De La Rue plc	26,513	237,235
Hays plc	295,746	699,737
HomeServe plc	72,507	377,952
Michael Page International plc	86,035	667,451
Mitie Group plc	114,805	536,694
Regus plc	164,176	600,296
RPS Group plc	70,693	289,291
Shanks Group plc	120,880	199,885
WS Atkins plc	28,141	594,061
		5,769,111
36    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.6%
Bellway plc	34,233	1,053,312
Bovis Homes Group plc	41,150	614,628
Crest Nicholson Holdings plc	57,252	391,157
Redrow plc	58,065	327,438
Ted Baker plc	2,992	118,509
		2,505,044
Consumer Services 1.4%
Betfair Group plc	15,093	406,316
Bwin.Party Digital Entertainment plc	203,475	268,226
Dignity plc	13,339	398,882
Domino's Pizza Group plc	36,031	402,305
Enterprise Inns plc *	130,502	211,762
Greene King plc	63,546	856,829
J.D. Wetherspoon plc	33,033	418,348
Ladbrokes plc	209,554	384,404
Marston's plc	145,692	344,033
Mitchells & Butlers plc *	62,410	449,546
Spirit Pub Co. plc	144,460	266,335
SSP Group plc *	93,159	413,188
The Restaurant Group plc	53,449	610,001
Thomas Cook Group plc *	395,019	763,688
		6,193,863
Diversified Financials 1.8%
Brewin Dolphin Holdings plc	22,592	110,292
Close Brothers Group plc	45,094	1,143,584
Henderson Group plc	237,215	959,371
IG Group Holdings plc	101,395	1,145,446
Intermediate Capital Group plc	112,900	856,675
International Personal Finance plc	76,452	510,639
Jupiter Fund Management plc	86,330	556,871
Kennedy Wilson Europe Real Estate plc	25,758	428,715
Man Group plc	404,213	1,196,869
SVG Capital plc *	55,068	418,787
Tullett Prebon plc	76,455	411,529
		7,738,778
Energy 0.5%
Anglo Pacific Group plc (f)	16,364	23,392
Cairn Energy plc *	130,627	410,807
EnQuest plc *	183,024	118,088
Genel Energy plc *	36,966	333,337
Hunting plc	38,882	287,282
Lamprell plc *	49,299	82,662
Ophir Energy plc *	123,724	266,346
Premier Oil plc	134,995	351,527
Soco International plc *	64,812	280,950
		2,154,391
Food & Staples Retailing 0.3%
Booker Group plc	368,818	915,373
Greggs plc	31,514	427,114
		1,342,487
Food, Beverage & Tobacco 0.5%
Britvic plc	62,433	738,102
Cranswick plc	13,885	307,706
Dairy Crest Group plc	41,757	320,720
Devro plc	57,163	258,835
Security	Number of Shares	Value ($)
Greencore Group plc	104,082	544,632
Premier Foods plc *	155,256	104,971
		2,274,966
Health Care Equipment & Services 0.3%
Al Noor Hospitals Group plc	5,088	73,244
NMC Health plc	9,787	88,783
Spire Healthcare Group plc *(e)	41,716	203,718
Synergy Health plc	14,772	486,250
UDG Healthcare plc	70,599	509,514
		1,361,509
Insurance 1.4%
Amlin plc	138,623	1,134,337
Beazley plc	153,371	685,697
Catlin Group Ltd.	95,627	1,011,567
esure Group plc	63,930	236,916
Hiscox Ltd.	88,513	1,081,992
Jardine Lloyd Thompson Group plc	30,090	445,713
Lancashire Holdings Ltd.	55,724	592,046
Phoenix Group Holdings	51,756	686,260
Saga plc *	30,651	87,157
		5,961,685
Materials 1.6%
Acacia Mining plc	35,690	151,787
Alent plc	67,799	369,233
Centamin plc	329,437	334,996
DS Smith plc	249,238	1,414,352
Elementis plc	129,650	575,236
Essentra plc	71,032	1,117,487
Evraz plc	117,523	357,428
Ferrexpo plc	25,826	26,142
KAZ Minerals plc *	69,348	271,784
Kenmare Resources plc *	692,391	41,303
Lonmin plc *	103,158	250,609
Petra Diamonds Ltd. *	91,680	265,796
RPC Group plc	57,541	521,538
Synthomer plc	66,528	300,315
Victrex plc	22,794	665,768
		6,663,774
Media 0.6%
Cineworld Group plc	51,756	361,686
Entertainment One Ltd.	24,678	114,679
ITE Group plc	75,962	200,446
Rightmove plc	24,961	1,168,428
UBM plc	108,758	911,805
		2,757,044
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
BTG plc *	94,542	1,108,207
Dechra Pharmaceuticals plc	25,890	373,097
Genus plc	19,039	401,622
		1,882,926
Real Estate 2.0%
Big Yellow Group plc	39,416	384,973
Capital & Counties Properties plc	201,938	1,262,343
Countrywide plc	22,621	184,581
Derwent London plc	22,619	1,171,005
Development Securities plc	27,315	106,165
Foxtons Group plc	54,778	171,001
Grainger plc	132,272	430,494
Great Portland Estates plc	91,266	1,129,044
See financial notes    37

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hansteen Holdings plc	159,852	291,501
Helical Bar plc	38,663	238,999
Londonmetric Property plc	188,844	471,029
Redefine International plc	66,020	57,339
Savills plc	43,026	485,394
Shaftesbury plc	68,694	862,547
ST Modwen Properties plc	34,280	256,935
The Unite Group plc	65,807	559,339
Workspace Group plc	27,447	364,783
		8,427,472
Retailing 2.0%
AO World plc *	43,692	121,201
Connect Group plc	53,087	129,009
Darty plc	144,275	151,057
Debenhams plc	350,397	440,784
Dixons Carphone plc	236,720	1,611,833
Dunelm Group plc	25,890	367,295
Halfords Group plc	62,591	430,440
Home Retail Group plc	251,645	787,117
Howden Joinery Group plc	163,640	1,173,153
Inchcape plc	121,590	1,382,982
Mothercare plc *	24,176	70,987
N Brown Group plc	48,084	333,350
Ocado Group plc *	108,753	619,662
Poundland Group plc	29,892	178,313
SuperGroup plc *	9,841	148,053
WH Smith plc	32,251	669,360
		8,614,596
Semiconductors & Semiconductor Equipment 0.2%
CSR plc	39,583	530,051
Imagination Technologies Group plc *	57,566	228,634
		758,685
Software & Services 0.9%
AVEVA Group plc	18,278	450,537
Computacenter plc	25,240	288,643
Fidessa Group plc	12,571	451,683
Just Eat plc *	66,900	371,574
Micro Focus International plc	42,090	705,748
Moneysupermarket.com Group plc	79,908	337,991
Playtech plc	41,126	487,475
Telecity Group plc	48,310	690,589
Xchanging plc	38,546	85,779
Zoopla Property Group plc (e)	43,057	122,434
		3,992,453
Technology Hardware & Equipment 1.1%
Domino Printing Sciences plc	29,428	349,953
Electrocomponents plc	130,045	451,382
Halma plc	94,972	1,045,734
Laird plc	88,708	480,498
Oxford Instruments plc	16,113	188,376
Pace plc	88,010	454,820
Premier Farnell plc	122,587	327,173
Renishaw plc	8,624	347,848
Spectris plc	27,976	941,206
Spirent Communications plc	168,681	241,780
		4,828,770
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Cable & Wireless Communications plc	564,000	508,146
Colt Group S.A. *	129,123	300,118
Kcom Group plc	129,887	184,669
		992,933
Transportation 0.8%
BBA Aviation plc	146,788	786,476
Firstgroup plc *	318,580	518,919
Go-Ahead Group plc	11,009	443,367
National Express Group plc	108,183	474,975
Northgate plc	26,604	255,522
Stagecoach Group plc	112,294	586,562
Stobart Group Ltd. (c)	84,883	142,984
		3,208,805
Utilities 0.4%
Infinis Energy plc	25,380	78,484
Pennon Group plc	103,353	1,358,432
Telecom Plus plc	11,661	188,138
		1,625,054
		89,786,743
Total Common Stock
(Cost $386,988,557)		425,833,169

Preferred Stock 0.3% of net assets
Germany 0.2%
Capital Goods 0.1%
Jungheinrich AG	4,877	308,798
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	1,764	194,456
Sartorius AG	2,058	287,390
		481,846
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	1,666	198,079
		988,723
Italy 0.1%
Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	69,483	358,348
Republic of Korea 0.0%
Diversified Financials 0.0%
Daishin Securities Co., Ltd. *	7,069	43,732
Total Preferred Stock
(Cost $1,107,757)		1,390,803

Rights 0.0% of net assets
Australia 0.0%
Insurance 0.0%
Steadfast Group Ltd. *(a)(b)	23,555	5,163
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Mayne Pharma Group Ltd. *(a)(b)	37,452	9,234
		14,397
38    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Finland 0.0%
Materials 0.0%
Metsa Board Oyj *(a)	53,684	10,989
New Zealand 0.0%
Real Estate 0.0%
Precinct Properties New Zealand Ltd. *(a)	24,668	747
United Kingdom 0.0%
Energy 0.0%
Anglo Pacific Group plc *(a)(b)(f)	3,112	601
Total Rights
(Cost $—)		26,734

Other Investment Companies 1.2% of net assets
Australia 0.0%
Diversified Financials 0.0%
Platinum Capital Ltd.	64,681	89,613
Switzerland 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg'd *	2,987	897,991
United Kingdom 0.1%
Real Estate 0.1%
F&C Commercial Property Trust Ltd.	157,033	348,729
United States 0.9%
Equity Fund 0.1%
iShares MSCI EAFE Small-Cap ETF	5,000	250,500
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	29,114	29,114
Securities Lending Collateral 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	3,335,638	3,335,638
		3,615,252
Total Other Investment Companies
(Cost $4,278,392)		4,951,585

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $392,464,841 and the unrealized appreciation and depreciation were $74,430,946 and ($34,693,496), respectively, with a net unrealized appreciation of $39,737,450.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $376,225 or 0.1% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $3,325,874. Non-Cash Collateral pledged to the fund for securities on loan amounted to $220,914.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,549,493 or 0.4% of net assets.
(f)	Securities are traded on separate exchanges for the same entity.

ETF –	Exchange Traded Fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust
See financial notes    39

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Common Stock	1,141,480,135	1,199,239,163
2.5%	Preferred Stock	44,834,495	31,100,824
0.0%	Rights	—	25,486
1.6%	Other Investment Companies	19,685,305	19,685,305
0.0%	Short-Term Investment	99,999	100,000
101.4%	Total Investments	1,206,099,934	1,250,150,778
(1.4)%	Other Assets and Liabilities, Net		(17,805,606)
100.0%	Net Assets		1,232,345,172

Security	Number of Shares	Value ($)
Common Stock 97.3% of net assets
Brazil 7.3%
Banks 1.5%
Banco Bradesco S.A.	186,930	2,441,102
Banco do Brasil S.A.	301,238	2,498,948
Itau Unibanco Holding S.A. ADR	1,014,924	12,970,729
		17,910,779
Capital Goods 0.3%
Embraer S.A.	267,484	2,329,324
WEG S.A.	111,821	1,200,589
		3,529,913
Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	149,400	605,051
MRV Engenharia e Participacoes S.A.	119,520	284,238
		889,289
Consumer Services 0.2%
Estacio Participacoes S.A.	90,138	608,412
Kroton Educacional S.A.	597,555	2,171,332
		2,779,744
Diversified Financials 0.3%
BM&FBovespa S.A.	712,960	2,503,407
CETIP S.A. - Mercados Organizados	52,303	629,242
Grupo BTG Pactual	99,662	950,490
		4,083,139
Security	Number of Shares	Value ($)
Energy 0.6%
Cosan S.A. Industria e Comercio	49,800	492,714
Petroleo Brasileiro S.A.	1,242,545	4,119,582
Ultrapar Participacoes S.A. ADR	122,447	2,556,693
		7,168,989
Food & Staples Retailing 0.1%
Raia Drogasil S.A.	99,600	992,743
Food, Beverage & Tobacco 1.7%
Ambev S.A. ADR	1,701,582	10,975,204
BRF S.A. ADR	320,214	7,268,858
JBS S.A.	209,160	915,831
M Dias Branco S.A.	17,011	493,788
Souza Cruz S.A.	149,400	1,325,051
		20,978,732
Health Care Equipment & Services 0.0%
Qualicorp S.A. *	63,744	579,623
Household & Personal Products 0.1%
Hypermarcas S.A. *	99,418	664,096
Natura Cosmeticos S.A.	53,953	530,596
		1,194,692
Insurance 0.3%
BB Seguridade Participacoes S.A.	207,886	2,355,607
Porto Seguro S.A.	39,840	436,389
Sul America S.A.	99,600	455,617
		3,247,613
Materials 0.8%
Companhia Siderurgica Nacional S.A.	249,089	448,637
Duratex S.A.	143,567	381,091
Fibria Celulose S.A. ADR *	49,800	645,408
Klabin S.A.	95,616	535,036
Vale S.A.	488,641	3,631,462
Vale S.A. ADR	741,522	4,797,648
		10,439,282
Real Estate 0.1%
BR Malls Participacoes S.A.	155,456	919,356
BR Properties S.A.	99,600	403,716
Multiplan Empreendimentos Imobiliarios S.A.	24,900	475,036
		1,798,108
Retailing 0.2%
B2W Cia Digital *	37,146	260,471
Cia Hering	49,800	310,189
Lojas Americanas S.A.	55,517	248,524
Lojas Renner S.A.	49,800	1,464,557
		2,283,741
Software & Services 0.3%
Cielo S.A.	244,362	3,820,947
TOTVS S.A.	19,691	236,277
		4,057,224
Telecommunication Services 0.1%
Tim Participacoes S.A.	398,478	1,661,167
Transportation 0.3%
ALL - America Latina Logistica S.A.	243,216	474,634
CCR S.A.	379,682	2,213,545
40    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cosan Logistica S.A. *	49,800	57,300
Localiza Rent a Car S.A.	40,130	491,213
		3,236,692
Utilities 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo	119,520	708,087
CPFL Energia S.A. ADR	64,740	845,505
EDP - Energias do Brasil S.A.	149,400	470,769
Tractebel Energia S.A.	99,600	1,163,425
Transmissora Alianca de Energia Eletrica S.A.	49,800	364,528
		3,552,314
		90,383,784
Chile 1.5%
Banks 0.3%
Banco de Chile ADR	12,846	900,761
Banco de Credito e Inversiones	10,244	473,373
Banco Santander Chile ADR	67,246	1,412,166
Corpbanca S.A.	73,614,957	889,590
		3,675,890
Energy 0.1%
Empresas COPEC S.A.	131,835	1,546,178
Food & Staples Retailing 0.1%
Cencosud S.A.	423,798	1,048,421
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	63,246	599,530
Materials 0.2%
Empresas CMPC S.A.	409,970	1,067,319
Sociedad Quimica y Minera de Chile S.A. ADR	34,860	895,902
		1,963,221
Retailing 0.1%
S.A.C.I. Falabella	156,380	1,136,004
Telecommunication Services 0.0%
ENTEL Chile S.A.	33,366	351,033
Transportation 0.1%
Latam Airlines Group S.A. ADR *	140,934	1,489,672
Utilities 0.5%
Colbun S.A.	4,563,174	1,281,893
Empresa Nacional de Electricidad S.A. ADR	51,294	2,325,670
Enersis S.A. ADR	152,388	2,506,783
		6,114,346
		17,924,295
China 24.8%
Automobiles & Components 0.8%
Brilliance China Automotive Holdings Ltd.	1,157,168	2,270,932
Byd Co., Ltd., H Shares (a)	249,000	1,085,198
Chongqing Changan Automobile Co., Ltd., B Shares	348,600	947,076
Dongfeng Motor Group Co., Ltd., H Shares	1,068,320	1,699,846
Geely Automobile Holdings Ltd.	1,038,360	464,591
Security	Number of Shares	Value ($)
Great Wall Motor Co., Ltd., H Shares	410,684	2,615,940
Guangzhou Automobile Group Co., Ltd., H Shares	997,710	957,128
		10,040,711
Banks 6.0%
Agricultural Bank of China Ltd., H Shares	8,964,000	4,449,955
Bank of China Ltd., H Shares	26,892,000	15,465,037
Bank of Communications Co., Ltd., H Shares	3,331,224	2,873,578
China CITIC Bank Corp., Ltd., H Shares	3,140,696	2,381,202
China Construction Bank Corp., H Shares	25,589,128	21,281,792
China Everbright Bank Co., Ltd., H Shares	406,040	214,134
China Merchants Bank Co., Ltd., H Shares	1,611,119	3,677,002
China Minsheng Banking Corp., Ltd., H Shares	2,535,160	3,062,936
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,171,632	729,678
Huishang Bank Corp., Ltd., H Shares (a)	732,520	325,860
Industrial & Commercial Bank of China Ltd., H Shares	25,856,040	18,869,980
		73,331,154
Capital Goods 1.4%
AviChina Industry & Technology Co., Ltd., H Shares	1,014,592	660,657
Beijing Enterprises Holdings Ltd.	249,000	1,849,332
China Communications Construction Co., Ltd., H Shares	1,992,000	2,434,953
China International Marine Containers Group Co., Ltd., H Shares	348,600	660,751
China Railway Construction Corp., Ltd., H Shares	739,244	902,674
China Railway Group Ltd., H Shares	1,315,000	1,068,216
China State Construction International Holdings Ltd.	619,904	882,443
CITIC Ltd.	1,494,000	2,623,739
CSR Corp., Ltd., H Shares	1,024,928	1,326,845
Haitian International Holdings Ltd.	185,968	402,368
Shanghai Electric Group Co., Ltd., H Shares	996,000	592,043
Shanghai Industrial Holdings Ltd.	325,448	986,149
Sinopec Engineering Group Co., Ltd., H shares	498,000	403,899
Weichai Power Co., Ltd., H Shares	203,528	826,661
Zhuzhou CSR Times Electric Co., Ltd., H Shares	249,000	1,403,052
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	833,468	535,194
		17,558,976
Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,150,976	1,605,782
See financial notes    41

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.4%
ANTA Sports Products Ltd.	392,608	789,726
Belle International Holdings Ltd.	1,992,000	2,154,985
Haier Electronics Group Co., Ltd.	339,912	896,299
Shenzhou International Group Holdings Ltd.	202,496	801,582
		4,642,592
Diversified Financials 0.4%
China Cinda Asset Management Co., Ltd., H Shares *	1,358,648	669,211
CITIC Securities Co., Ltd., H Shares	403,976	1,432,456
Far East Horizon Ltd.	785,216	732,016
Haitong Securities Co., Ltd., H Shares (a)	724,880	1,729,143
		4,562,826
Energy 2.6%
China Coal Energy Co., Ltd., H Shares (a)	1,671,696	901,004
China Oilfield Services Ltd., H Shares	673,632	1,023,201
China Petroleum & Chemical Corp., H Shares	9,034,256	7,571,793
China Shenhua Energy Co., Ltd., H Shares	1,192,304	3,120,873
CNOOC Ltd.	5,976,000	8,583,982
Inner Mongolia Yitai Coal Co., Ltd., B Shares	697,200	947,495
Kunlun Energy Co., Ltd.	996,000	979,889
PetroChina Co., Ltd., H Shares	7,253,024	8,416,947
Yanzhou Coal Mining Co., Ltd., H Shares (a)	996,000	821,925
		32,367,109
Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	458,736	957,049
Food, Beverage & Tobacco 0.2%
China Agri-Industries Holdings Ltd.	998,064	401,519
China Huishan Dairy Holdings Co., Ltd. (a)	3,486,000	602,317
China Yurun Food Group Ltd. *(a)	498,000	190,712
Tsingtao Brewery Co., Ltd., H Shares	150,832	953,950
		2,148,498
Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	698,432	575,464
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	249,000	520,124
Sinopharm Group Co., H Shares	416,160	1,456,878
		2,552,466
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	249,000	2,855,869
Insurance 2.5%
China Life Insurance Co., Ltd., H Shares	2,791,680	11,968,791
China Pacific Insurance (Group) Co., Ltd., H Shares	754,940	3,942,398
Security	Number of Shares	Value ($)
China Taiping Insurance Holdings Co., Ltd. *	498,000	1,733,749
New China Life Insurance Co., Ltd., H Shares (c)(d)	175,800	1,011,443
PICC Property & Casualty Co., Ltd., H Shares	1,491,920	3,197,198
Ping An Insurance Group Co. of China Ltd., H Shares	823,448	9,157,739
		31,011,318
Materials 0.8%
Aluminum Corp. of China Ltd., H Shares *(a)	1,349,344	654,189
Anhui Conch Cement Co., Ltd., H Shares (a)	492,824	1,674,424
BBMG Corp., H Shares	747,000	654,009
China BlueChemical Ltd., H Shares	1,992,000	801,377
China National Building Material Co., Ltd., H Shares	1,161,296	1,136,522
China Resources Cement Holdings Ltd.	996,000	590,759
China Zhongwang Holdings Ltd. (a)	1,394,400	602,317
Fosun International Ltd.	747,000	1,207,845
Jiangxi Copper Co., Ltd., H Shares	501,096	855,464
Lee & Man Paper Manufacturing Ltd.	996,000	513,703
Nine Dragons Paper Holdings Ltd.	498,000	322,991
Zhaojin Mining Industry Co., Ltd., H Shares (a)	597,184	361,909
Zijin Mining Group Co., Ltd., H Shares	2,988,000	886,138
		10,261,647
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSPC Pharmaceutical Group Ltd.	1,111,712	908,813
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	96,588	321,319
Sihuan Pharmaceutical Holdings Group Ltd.	1,807,048	1,076,477
Sino Biopharmaceutical Ltd.	1,020,784	970,050
		3,276,659
Real Estate 1.4%
China Merchants Property Development Co., Ltd., B Shares	156,100	412,620
China Overseas Land & Investment Ltd.	1,475,392	4,499,161
China Resources Land Ltd.	996,000	2,645,572
China Vanke Co., Ltd., H Shares *(a)	808,052	1,854,609
Country Garden Holdings Co., Ltd.	1,559,080	621,183
Evergrande Real Estate Group Ltd. (a)	2,490,000	1,098,041
Greentown China Holdings Ltd. (a)	498,000	439,858
Guangzhou R&F Properties Co., Ltd., H Shares	442,608	514,777
Longfor Properties Co., Ltd.	498,000	654,972
Renhe Commercial Holdings Co., Ltd. *(a)	6,972,000	314,643
Shimao Property Holdings Ltd.	498,000	1,056,945
42    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sino-Ocean Land Holdings Ltd.	1,992,000	1,243,162
SOHO China Ltd.	419,988	300,554
Yuexiu Property Co., Ltd.	4,980,000	1,001,721
		16,657,818
Retailing 0.1%
GOME Electrical Appliances Holdings Ltd.	5,478,000	741,659
Zhongsheng Group Holdings Ltd.	249,000	214,471
		956,130
Semiconductors & Semiconductor Equipment 0.2%
GCL-Poly Energy Holdings Ltd. *(a)	4,491,288	1,077,152
Hanergy Thin Film Power Group Ltd. *(a)	2,988,000	1,741,454
		2,818,606
Software & Services 2.5%
Kingsoft Corp., Ltd. (a)	286,184	657,576
Tencent Holdings Ltd.	1,674,808	29,347,930
TravelSky Technology Ltd., H Shares	498,000	536,178
		30,541,684
Technology Hardware & Equipment 0.4%
Kingboard Chemical Holdings Ltd.	284,120	490,908
Lenovo Group Ltd.	2,487,920	3,836,724
ZTE Corp., H Shares	317,136	706,614
		5,034,246
Telecommunication Services 2.7%
China Mobile Ltd.	1,859,228	25,267,732
China Telecom Corp., Ltd., H Shares	6,972,000	4,512,883
China Unicom (Hong Kong) Ltd.	1,992,000	3,354,482
		33,135,097
Transportation 0.6%
Air China Ltd., H Shares	1,181,968	1,048,545
China COSCO Holdings Co., Ltd., H Shares *(a)	1,266,688	630,449
China Merchants Holdings International Co., Ltd.	528,992	2,012,168
China Shipping Container Lines Co., Ltd., H Shares *	1,992,000	619,012
COSCO Pacific Ltd.	996,000	1,435,801
Jiangsu Expressway Co., Ltd., H Shares	390,544	481,920
Sinotrans Ltd., H Shares	592,008	391,596
Zhejiang Expressway Co., Ltd., H Shares	996,000	1,225,182
		7,844,673
Utilities 0.9%
Beijing Enterprises Water Group Ltd. *	1,331,784	827,702
Beijing Jingneng Clean Energy Co., Ltd., H Shares	504,192	208,036
China Gas Holdings Ltd.	555,856	864,376
China Longyuan Power Group Corp., Ltd., H Shares	996,000	1,068,503
China Resources Gas Group Ltd.	237,632	587,688
China Resources Power Holdings Co., Ltd.	1,014,592	2,688,415
Security	Number of Shares	Value ($)
Datang International Power Generation Co., Ltd., H Shares	2,547,856	1,274,675
ENN Energy Holdings Ltd.	245,888	1,304,668
Guangdong Investment Ltd.	103,312	133,079
Huadian Fuxin Energy Corp., Ltd., H Shares	491,792	234,626
Huaneng Power International, Inc., H Shares	1,347,280	1,693,774
Huaneng Renewables Corp., Ltd., H Shares	996,000	345,465
		11,231,007
		305,391,917
Colombia 0.6%
Banks 0.1%
Bancolombia S.A. ADR	39,840	1,637,424
Diversified Financials 0.1%
Corp. Financiera Colombiana S.A. *(h)	1,048	15,589
Corp. Financiera Colombiana S.A. (h)	60,370	907,663
Grupo de Inversiones Suramericana S.A.	78,684	1,105,408
		2,028,660
Energy 0.1%
Ecopetrol S.A. ADR (a)	82,300	1,376,056
Food & Staples Retailing 0.1%
Almacenes Exito S.A.	79,067	783,005
Materials 0.1%
Cementos Argos S.A.	149,898	538,488
Cemex Latam Holdings S.A. *	55,776	335,437
		873,925
Utilities 0.1%
Interconexion Electrica S.A. ESP	141,432	442,864
Isagen S.A. ESP	486,546	569,612
		1,012,476
		7,711,546
Czech Republic 0.3%
Banks 0.1%
Komercni Banka A/S	5,478	1,185,626
Telecommunication Services 0.0%
O2 Czech Republic A/S	35,986	305,435
Utilities 0.2%
CEZ A/S	65,238	1,653,425
		3,144,486
Egypt 0.3%
Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg'd	382,730	2,560,464
See financial notes    43

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Global Telecom Holding SAE GDR *	365,409	931,793
Orascom Telecom Media & Technology Holding SAE GDR *(b)(d)	176,826	141,372
		1,073,165
		3,633,629
Hungary 0.2%
Banks 0.1%
OTP Bank plc	79,680	1,263,781
Energy 0.1%
MOL Hungarian Oil & Gas plc	21,546	956,219
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Richter Gedeon Nyrt	54,780	796,868
		3,016,868
India 12.3%
Automobiles & Components 0.8%
Bajaj Auto Ltd.	36,852	1,282,262
Hero MotoCorp Ltd.	31,873	1,378,267
Mahindra & Mahindra Ltd.	110,556	2,290,542
Maruti Suzuki India Ltd.	29,880	1,742,569
Tata Motors Ltd.	351,090	3,267,202
		9,960,842
Banks 3.0%
Axis Bank Ltd.	486,375	4,463,192
Bank of Baroda	184,600	540,613
HDFC Bank Ltd.	368,004	6,275,806
Housing Development Finance Corp., Ltd.	556,944	12,141,839
ICICI Bank Ltd.	1,015,920	5,510,674
IndusInd Bank Ltd.	100,707	1,408,643
Kotak Mahindra Bank Ltd.	125,496	2,716,322
Oriental Bank of Commerce	45,690	178,199
State Bank of India	572,700	2,778,945
Yes Bank Ltd.	71,712	952,370
		36,966,603
Capital Goods 0.6%
ABB India Ltd.	17,928	408,902
Adani Enterprises Ltd.	108,564	1,249,527
Bharat Heavy Electricals Ltd.	278,880	1,222,370
Cummins India Ltd.	37,410	538,527
Eicher Motors Ltd.	2,988	764,170
Larsen & Toubro Ltd.	90,931	2,587,867
Siemens Ltd.	30,378	652,583
		7,423,946
Consumer Durables & Apparel 0.1%
Titan Co., Ltd.	104,580	736,654
Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	27,668	622,569
IDFC Ltd.	355,765	991,226
Mahindra & Mahindra Financial Services Ltd.	105,078	420,193
Power Finance Corp., Ltd.	140,436	667,244
Security	Number of Shares	Value ($)
Rural Electrification Corp., Ltd.	136,950	740,977
Shriram Transport Finance Co., Ltd.	46,812	876,556
		4,318,765
Energy 1.4%
Bharat Petroleum Corp., Ltd.	88,701	1,068,129
Cairn India Ltd.	165,834	672,137
Coal India Ltd.	383,840	2,454,700
Hindustan Petroleum Corp., Ltd.	25,134	246,379
Indian Oil Corp., Ltd.	137,448	742,003
Mangalore Refinery & Petrochemicals Ltd. *	34,654	35,296
Oil & Natural Gas Corp., Ltd.	743,514	3,906,742
Reliance Industries Ltd.	577,078	7,988,336
The Great Eastern Shipping Co., Ltd.	119,022	708,682
		17,822,404
Food, Beverage & Tobacco 0.6%
ITC Ltd.	673,013	4,287,116
Nestle India Ltd.	12,948	1,470,862
United Spirits Ltd. *	36,852	2,039,814
		7,797,792
Household & Personal Products 0.5%
Colgate-Palmolive (India) Ltd.	19,250	598,353
Dabur India Ltd.	188,540	808,857
Godrej Consumer Products Ltd.	30,378	563,520
Hindustan Unilever Ltd.	275,892	3,960,158
		5,930,888
Materials 0.8%
Ambuja Cements Ltd.	232,186	1,012,257
Asian Paints Ltd.	106,234	1,387,376
Hindalco Industries Ltd.	439,316	1,102,821
Jindal Steel & Power Ltd.	170,814	535,754
JSW Steel Ltd.	59,592	973,498
NMDC Ltd.	267,924	619,904
Sesa Sterlite Ltd.	492,024	1,729,110
Tata Steel Ltd.	97,608	553,778
Ultratech Cement Ltd.	34,860	1,763,051
		9,677,549
Media 0.1%
Zee Entertainment Enterprises Ltd.	226,892	1,281,029
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Cipla Ltd.	193,224	2,094,185
Dr. Reddy's Laboratories Ltd.	35,509	1,883,347
Glenmark Pharmaceuticals Ltd.	37,848	477,318
Lupin Ltd.	75,104	2,111,370
Piramal Enterprises Ltd.	32,370	474,695
Ranbaxy Laboratories Ltd. *	49,800	554,121
Sun Pharmaceutical Industries Ltd.	283,860	4,036,640
		11,631,676
Real Estate 0.0%
DLF Ltd.	197,706	498,863
Software & Services 2.2%
HCL Technologies Ltd.	97,608	3,193,324
Infosys Ltd.	341,145	12,506,258
Oracle Financial Services Software Ltd.	6,972	367,805
44    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tata Consultancy Services Ltd.	155,376	6,693,072
Tech Mahindra Ltd.	45,918	2,106,819
Wipro Ltd. ADR	143,082	1,971,670
		26,838,948
Telecommunication Services 0.4%
Bharti Airtel Ltd.	540,828	3,108,197
Idea Cellular Ltd.	479,076	1,199,531
Reliance Communications Ltd. *	225,594	254,776
		4,562,504
Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	203,184	1,138,297
Utilities 0.4%
GAIL India Ltd.	165,336	1,087,973
NTPC Ltd.	760,944	1,950,839
Power Grid Corp. of India Ltd.	478,578	1,216,481
Reliance Infrastructure Ltd.	57,768	442,291
Tata Power Co., Ltd.	567,720	801,908
		5,499,492
		152,086,252
Indonesia 2.8%
Automobiles & Components 0.3%
PT Astra International Tbk	6,945,652	4,218,442
Banks 1.1%
PT Bank Central Asia Tbk	4,731,000	5,161,091
PT Bank Danamon Indonesia Tbk	930,488	345,558
PT Bank Mandiri (Persero) Tbk	3,237,459	3,005,765
PT Bank Negara Indonesia (Persero) Tbk	2,988,632	1,589,698
PT Bank Rakyat Indonesia (Persero) Tbk	3,765,260	3,750,694
		13,852,806
Capital Goods 0.1%
PT United Tractors Tbk	451,396	724,678
Energy 0.1%
PT Adaro Energy Tbk	6,658,420	494,552
PT Tambang Batubara Bukit Asam (Persero) Tbk	412,648	340,814
		835,366
Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	154,760	295,152
PT Charoen Pokphand Indonesia Tbk	3,060,620	896,282
PT Gudang Garam Tbk	168,508	696,521
PT Indofood Sukses Makmur Tbk	1,767,168	1,011,764
		2,899,719
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	498,000	1,387,079
Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	498,000	926,646
PT Semen Indonesia (Persero) Tbk	1,079,988	1,242,926
PT Vale Indonesia Tbk	980,288	267,352
		2,436,924
Security	Number of Shares	Value ($)
Media 0.1%
PT Media Nusantara Citra Tbk	2,258,244	550,365
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	10,308,600	1,439,615
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	20,467,800	4,647,814
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,000,128	549,393
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	3,984,000	1,602,847
		35,145,048
Malaysia 4.4%
Automobiles & Components 0.1%
UMW Holdings Berhad	348,600	1,071,723
Banks 1.3%
Alliance Financial Group Berhad	582,280	778,743
AMMB Holdings Berhad	618,872	1,097,279
CIMB Group Holdings Berhad	1,857,724	3,066,997
Hong Leong Bank Berhad	191,644	763,598
Malayan Banking Berhad	1,743,000	4,449,389
Public Bank Berhad	1,035,654	5,264,479
RHB Capital Berhad	254,644	562,421
		15,982,906
Capital Goods 0.5%
Gamuda Berhad	1,097,816	1,602,251
IJM Corp. Berhad	506,568	1,009,201
Sime Darby Berhad	1,145,400	2,965,200
		5,576,652
Consumer Services 0.3%
Berjaya Sports Toto Berhad	304,500	283,885
Genting Berhad	896,400	2,201,204
Genting Malaysia Berhad	1,160,420	1,323,342
		3,808,431
Energy 0.1%
Bumi Armada Berhad *	846,600	267,792
Petronas Dagangan Berhad	99,600	541,112
SapuraKencana Petroleum Berhad	1,080,280	854,273
		1,663,177
Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	49,800	954,822
Felda Global Ventures Holdings Berhad	448,200	288,519
IOI Corp. Berhad	1,716,792	2,243,643
Kuala Lumpur Kepong Berhad	205,048	1,291,507
PPB Group Berhad	205,048	829,523
		5,608,014
Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	996,000	1,539,323
See financial notes    45

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.2%
Lafarge Malaysia Berhad	149,400	418,685
Petronas Chemicals Group Berhad	1,045,800	1,587,271
		2,005,956
Media 0.0%
Astro Malaysia Holdings Berhad	249,000	225,924
Real Estate 0.1%
IOI Properties Group Berhad	697,200	412,052
KLCCP Stapled Group	154,944	297,936
SP Setia Berhad Group	811,116	785,460
		1,495,448
Telecommunication Services 0.6%
Axiata Group Berhad	1,413,152	2,807,483
DiGi.com Berhad	1,593,600	2,807,813
Maxis Berhad	849,824	1,662,392
Telekom Malaysia Berhad	249,000	491,920
		7,769,608
Transportation 0.2%
Malaysia Airports Holdings Berhad	249,000	507,811
MISC Berhad	597,600	1,396,168
		1,903,979
Utilities 0.4%
Petronas Gas Berhad	289,936	1,855,140
Tenaga Nasional Berhad	437,974	1,788,839
YTL Corp. Berhad	1,901,512	870,559
YTL Power International Berhad	1,304,101	568,102
		5,082,640
		53,733,781
Mexico 5.4%
Banks 0.7%
Grupo Elektra S.A.B. de C.V. *	14,940	498,320
Grupo Financiero Banorte S.A.B. de C.V., O Shares	857,952	4,658,716
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	759,800	2,133,253
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	343,840	758,417
		8,048,706
Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares *	896,400	1,941,840
Grupo Carso S.A.B. de C.V., Series A1	153,528	692,889
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	58,156	696,262
		3,330,991
Diversified Financials 0.1%
Gentera S.A.B. de C.V. *	398,400	763,653
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Controladora Comercial Mexicana S.A.B. de C.V.	199,200	638,954
Organizacion Soriana S.A.B. de C.V., B Shares	57,856	136,437
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,191,200	5,362,226
		6,137,617
Food, Beverage & Tobacco 1.0%
Arca Continental S.A.B. de C.V. *	122,020	773,479
Coca-Cola Femsa S.A.B. de C.V., Series L	162,000	1,398,539
Fomento Economico Mexicano S.A.B. de C.V. *	772,300	7,372,283
Gruma S.A.B. de C.V., B Shares	49,800	609,944
Grupo Bimbo S.A.B. de C.V., Series A *	697,200	1,968,686
Grupo Lala S.A.B. de C.V.	210,868	420,551
		12,543,482
Household & Personal Products 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	298,800	608,511
Materials 1.0%
Alpek S.A.B. de C.V. *	239,480	287,978
Cemex S.A.B. de C.V., Series CPO *	4,296,080	4,352,970
Grupo Mexico S.A.B. de C.V., Series B	1,444,200	4,367,759
Industrias CH S.A.B. de C.V., Series B *	49,800	226,984
Industrias Penoles S.A.B. de C.V.	49,800	1,058,217
Mexichem S.A.B. de C.V.	448,200	1,306,351
Minera Frisco S.A.B. de C.V., Series A1 *	225,948	300,720
		11,900,979
Media 0.5%
Grupo Televisa S.A.B., Series CPO *	971,616	6,602,856
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Genomma Lab Internacional S.A.B. de C.V., B Shares *	285,152	311,241
Real Estate 0.2%
Concentradora Fibra Danhos S.A. de C.V.	115,912	282,570
Fibra Uno Administracion S.A. de C.V.	704,108	1,974,535
		2,257,105
Telecommunication Services 0.9%
America Movil S.A.B. de C.V., Series L	10,787,060	11,543,135
Transportation 0.2%
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares *	99,600	1,365,770
OHL Mexico S.A.B. de C.V. *	298,800	616,704
		1,982,474
46    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	84,820	444,522
		66,475,272
Pakistan 0.0%
Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg'd (d)	9,984	219,648
Peru 0.3%
Banks 0.2%
Credicorp Ltd.	18,924	2,748,143
Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	87,425	1,012,382
		3,760,525
Philippines 1.9%
Banks 0.3%
Bank of the Philippine Islands	719,726	1,574,452
BDO Unibank, Inc.	627,540	1,579,881
Metropolitan Bank & Trust Co.	277,182	581,837
		3,736,170
Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	697,200	898,975
Alliance Global Group, Inc.	1,543,800	833,351
DMCI Holdings, Inc.	1,743,000	624,618
JG Summit Holdings, Inc.	730,732	1,110,434
San Miguel Corp.	323,700	568,990
SM Investments Corp.	103,993	2,075,614
		6,111,982
Consumer Services 0.1%
Jollibee Foods Corp.	159,360	794,451
Diversified Financials 0.1%
Ayala Corp.	79,680	1,295,771
GT Capital Holdings, Inc.	19,920	533,128
		1,828,899
Food, Beverage & Tobacco 0.2%
LT Group, Inc.	1,095,600	375,719
Universal Robina Corp.	308,760	1,526,643
		1,902,362
Real Estate 0.2%
Ayala Land, Inc.	1,992,000	1,637,786
SM Prime Holdings, Inc.	3,237,000	1,450,740
		3,088,526
Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	31,954	2,291,643
Transportation 0.1%
International Container Terminal Services, Inc.	463,140	1,177,546
Security	Number of Shares	Value ($)
Utilities 0.2%
Aboitiz Power Corp.	996,000	1,003,003
Energy Development Corp.	4,284,864	860,083
Manila Electric Co.	59,760	379,514
		2,242,600
		23,174,179
Poland 1.7%
Banks 0.6%
Bank Handlowy w Warszawie S.A.	21,414	612,589
Bank Millennium S.A.	209,160	398,518
Bank Pekao S.A.	44,820	2,247,571
Bank Zachodni WBK S.A.	9,462	856,660
Getin Noble Bank S.A. *	717,169	360,508
mBank	4,482	553,929
Powszechna Kasa Oszczednosci Bank Polski S.A.	304,776	2,685,215
		7,714,990
Consumer Durables & Apparel 0.1%
LPP S.A.	498	973,026
Energy 0.2%
Polski Koncern Naftowy Orlen S.A.	136,950	2,021,226
Polskie Gornictwo Naftowe i Gazownictwo S.A.	807,477	1,097,688
		3,118,914
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	20,916	2,762,496
Materials 0.2%
KGHM Polska Miedz S.A.	59,406	1,942,658
Media 0.0%
Cyfrowy Polsat S.A.	59,976	390,314
Telecommunication Services 0.1%
Orange Polska S.A.	240,534	641,615
Utilities 0.3%
Enea S.A.	87,648	383,978
Energa S.A.	89,640	545,086
PGE S.A.	335,652	1,879,575
Tauron Polska Energia S.A.	287,995	381,383
		3,190,022
		20,734,035
Russia 3.8%
Banks 0.4%
Sberbank of Russia *	1	1
Sberbank of Russia ADR	722,704	3,673,504
VTB Bank OJSC GDR - Reg'd	492,980	1,084,556
		4,758,061
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS OAO	663,602	825,554
Energy 2.1%
Gazprom OAO	1	3
Gazprom OAO ADR	2,114,116	10,549,439
LUKOIL OAO *	1	48
Lukoil OAO ADR	185,256	8,966,390
See financial notes    47

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NovaTek OAO *	189,300	1,542,531
Rosneft OJSC GDR - Reg'd	385,518	1,665,438
Surgutneftegas OAO *	1	1
Surgutneftegas OAO ADR	137,319	762,807
Tatneft OAO *	1	5
Tatneft OAO ADR	68,787	2,175,733
TMK OAO GDR - Reg'd	33,209	103,944
		25,766,339
Food & Staples Retailing 0.4%
Magnit PJSC GDR - Reg'd	110,952	5,289,082
Materials 0.5%
Magnitogorsk Iron & Steel Works OJSC *	1,591,420	375,879
MMC Norilsk Nickel OJSC *	1	181
MMC Norilsk Nickel OJSC ADR	181,174	3,275,626
Novolipetsk Steel OJSC GDR - Reg'd	28,564	379,615
PhosAgro OAO GDR - Reg'd	27,082	306,027
Severstal PAO GDR - Reg'd	86,226	971,767
Uralkali PJSC GDR - Reg'd	60,172	843,611
		6,152,706
Real Estate 0.0%
LSR Group GDR - Reg'd	60,920	130,369
Telecommunication Services 0.2%
MegaFon OAO GDR - Reg'd	21,329	375,604
Mobile TeleSystems OJSC ADR	130,066	1,287,653
Rostelecom OJSC *	100,832	148,440
Sistema JSFC GDR - Reg'd	55,278	392,474
		2,204,171
Transportation 0.0%
Aeroflot-Russian Airlines OJSC *	398,400	252,584
Utilities 0.1%
E.ON Russia JSC *	3,813,512	171,570
Federal Grid Co. Unified Energy System JSC *	202,320,240	246,628
Inter RAO JSC *	12,458,000	185,176
Rosseti JSC *	29,618,601	307,471
RusHydro JSC *	18,784,504	195,941
		1,106,786
		46,485,652
South Africa 9.6%
Banks 0.8%
Barclays Africa Group Ltd.	116,034	1,919,096
Capitec Bank Holdings Ltd.	15,226	535,713
Nedbank Group Ltd.	63,246	1,388,449
Standard Bank Group Ltd.	447,204	5,852,835
		9,696,093
Capital Goods 0.4%
Barloworld Ltd.	88,146	676,469
Reunert Ltd.	85,656	457,572
The Bidvest Group Ltd.	112,548	3,106,877
		4,240,918
Consumer Durables & Apparel 0.4%
Steinhoff International Holdings Ltd.	862,189	4,977,212
Security	Number of Shares	Value ($)
Consumer Services 0.0%
Sun International Ltd.	39,840	450,162
Diversified Financials 1.1%
Brait SE *	90,653	608,502
Coronation Fund Managers Ltd.	102,588	910,025
FirstRand Ltd.	1,072,284	4,922,955
Investec Ltd.	115,038	1,016,812
JSE Ltd.	66,272	691,270
Remgro Ltd.	170,316	4,048,531
RMB Holdings Ltd.	293,322	1,708,633
		13,906,728
Energy 0.6%
Exxaro Resources Ltd.	45,318	444,352
Sasol Ltd.	191,782	6,973,472
		7,417,824
Food & Staples Retailing 0.4%
Clicks Group Ltd.	93,696	720,027
Massmart Holdings Ltd.	39,402	563,693
Pick n Pay Stores Ltd.	105,576	478,548
Shoprite Holdings Ltd.	155,537	2,215,665
The SPAR Group Ltd.	63,246	969,613
		4,947,546
Food, Beverage & Tobacco 0.2%
AVI Ltd.	139,874	1,005,993
Tiger Brands Ltd.	56,242	1,677,173
		2,683,166
Health Care Equipment & Services 0.4%
Life Healthcare Group Holdings Ltd.	371,508	1,444,204
Mediclinic International Ltd.	126,113	1,332,991
Netcare Ltd.	553,278	1,949,981
		4,727,176
Insurance 0.6%
Discovery Ltd.	160,356	1,648,420
MMI Holdings Ltd.	510,450	1,425,826
Sanlam Ltd.	650,388	4,219,457
		7,293,703
Materials 0.9%
Aeci Ltd.	60,756	675,704
African Rainbow Minerals Ltd.	35,856	376,653
Anglo American Platinum Ltd. *	19,847	632,641
AngloGold Ashanti Ltd. *	138,942	1,563,381
Gold Fields Ltd.	287,844	1,340,291
Impala Platinum Holdings Ltd. *	194,718	1,198,252
Kumba Iron Ore Ltd.	22,908	450,179
Mondi Ltd.	59,306	1,210,600
Nampak Ltd.	259,985	907,817
Northam Platinum Ltd. *	86,215	382,134
PPC Ltd.	234,558	364,729
Sappi Ltd. *	210,654	885,784
Sibanye Gold Ltd.	281,008	742,972
		10,731,137
Media 1.5%
Naspers Ltd., N Shares	129,399	19,013,425
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Aspen Pharmacare Holdings Ltd. *	111,264	3,951,003
48    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.2%
Capital Property Fund	624,712	756,967
Growthpoint Properties Ltd.	717,423	1,827,264
		2,584,231
Retailing 0.7%
Imperial Holdings Ltd.	70,218	1,184,179
Mr. Price Group Ltd.	76,883	1,779,730
The Foschini Group Ltd.	85,158	1,208,859
Truworths International Ltd.	165,834	1,264,852
Woolworths Holdings Ltd.	359,067	2,770,421
		8,208,041
Telecommunication Services 1.1%
MTN Group Ltd.	646,404	11,462,535
Telkom S.A. SOC Ltd. *	109,560	770,954
Vodacom Group Ltd.	130,974	1,526,325
		13,759,814
Transportation 0.0%
Grindrod Ltd.	148,902	233,071
		118,821,250
Taiwan 14.4%
Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	950,277	2,293,616
Yulon Motor Co., Ltd.	388,192	555,001
		2,848,617
Banks 1.3%
Chang Hwa Commercial Bank Ltd.	1,270,612	746,467
China Development Financial Holding Corp.	4,487,308	1,557,448
CTBC Financial Holding Co., Ltd.	5,155,147	3,430,746
E.Sun Financial Holding Co., Ltd.	2,103,151	1,312,586
Far Eastern International Bank	642,829	216,971
First Financial Holding Co., Ltd.	2,443,273	1,443,169
Hua Nan Financial Holdings Co., Ltd.	2,678,254	1,535,060
Mega Financial Holding Co., Ltd.	3,486,548	2,769,921
SinoPac Financial Holdings Co., Ltd.	2,419,128	989,836
Taishin Financial Holding Co., Ltd.	3,349,848	1,434,659
Taiwan Cooperative Financial Holding Co., Ltd.	1,747,983	898,899
		16,335,762
Capital Goods 0.3%
Far Eastern New Century Corp.	1,583,470	1,643,723
Taiwan Glass Industry Corp.	524,252	388,953
Teco Electric & Machinery Co., Ltd.	498,000	509,814
Walsin Lihwa Corp. *	1,992,000	637,465
		3,179,955
Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	498,000	526,464
Giant Manufacturing Co., Ltd.	91,752	891,080
Pou Chen Corp.	766,792	1,106,055
		2,523,599
Security	Number of Shares	Value ($)
Diversified Financials 0.6%
Capital Securities Corp.	1,513,789	498,893
Fubon Financial Holding Co., Ltd.	2,616,114	4,664,938
Yuanta Financial Holding Co., Ltd.	3,452,672	1,748,049
		6,911,880
Energy 0.1%
Formosa Petrochemical Corp.	578,660	1,267,690
Food & Staples Retailing 0.1%
President Chain Store Corp.	170,400	1,323,917
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	1,683,997	2,831,238
Insurance 0.4%
Cathay Financial Holding Co., Ltd.	2,603,189	3,962,186
Shin Kong Financial Holding Co., Ltd.	3,231,185	928,046
		4,890,232
Materials 1.7%
Asia Cement Corp.	872,286	1,074,908
China Steel Corp.	4,191,956	3,483,842
Formosa Chemicals & Fibre Corp.	1,556,008	3,488,074
Formosa Plastics Corp.	2,045,560	5,047,951
Nan Ya Plastics Corp.	2,205,816	4,790,213
Taiwan Cement Corp.	1,185,246	1,620,962
Taiwan Fertilizer Co., Ltd.	183,508	318,458
YFY, Inc.	996,000	401,191
		20,225,599
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	653,276	366,109
Retailing 0.2%
Hotai Motor Co., Ltd.	141,160	2,148,527
Semiconductors & Semiconductor Equipment 4.9%
Advanced Semiconductor Engineering, Inc.	2,239,524	3,016,458
Epistar Corp.	343,828	657,986
Inotera Memories, Inc. *	996,000	1,469,976
MediaTek, Inc.	527,713	7,948,042
Novatek Microelectronics Corp.	195,608	1,052,627
Realtek Semiconductor Corp.	162,336	508,641
Siliconware Precision Industries Co., Ltd. ADR (a)	235,806	2,086,883
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,672,403	41,024,046
United Microelectronics Corp. ADR	798,749	2,004,860
		59,769,519
Technology Hardware & Equipment 3.4%
Acer, Inc. *	996,086	651,793
Advantech Co., Ltd.	112,516	859,858
Asustek Computer, Inc.	243,426	2,530,762
AU Optronics Corp. ADR	348,600	1,823,178
Catcher Technology Co., Ltd.	246,224	2,250,160
Chicony Electronics Co., Ltd.	150,799	419,193
Compal Electronics, Inc.	1,497,638	1,163,584
Delta Electronics, Inc.	704,700	4,555,138
Foxconn Technology Co., Ltd.	457,128	1,176,117
Hon Hai Precision Industry Co., Ltd.	4,453,304	12,350,988
HTC Corp. *	258,778	1,260,724
See financial notes    49

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Innolux Corp.	2,914,029	1,493,898
Inventec Corp.	1,239,145	950,912
Largan Precision Co., Ltd.	31,256	2,667,285
Lite-On Technology Corp.	1,006,957	1,279,337
Pegatron Corp.	524,657	1,440,071
Quanta Computer, Inc.	996,000	2,518,147
Synnex Technology International Corp.	504,101	735,967
TPK Holding Co., Ltd.	92,756	670,454
Unimicron Technology Corp.	783,348	527,553
Wistron Corp.	1,096,139	1,034,884
		42,360,003
Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR (a)	138,955	4,371,524
Far EasTone Telecommunications Co., Ltd.	532,280	1,315,234
Taiwan Mobile Co., Ltd.	610,524	2,089,837
		7,776,595
Transportation 0.2%
China Airlines Ltd. *	1,223,872	600,148
Eva Airways Corp. *	1,137,675	833,196
Evergreen Marine Corp., Ltd. *	996,199	731,170
U-Ming Marine Transport Corp.	191,576	290,063
		2,454,577
		177,213,819
Thailand 3.0%
Banks 0.8%
Bangkok Bank PCL NVDR	199,200	1,127,547
Bank of Ayudhya PCL NVDR	518,000	993,381
Kasikornbank PCL NVDR	448,200	3,008,333
Krung Thai Bank PCL NVDR	1,857,800	1,310,171
The Siam Commercial Bank PCL NVDR	547,800	2,872,010
TMB Bank PCL NVDR	5,229,000	488,450
		9,799,892
Capital Goods 0.0%
Berli Jucker PCL NVDR	149,400	181,378
Consumer Services 0.1%
Minor International PCL NVDR	697,200	733,214
Energy 0.5%
Banpu PCL NVDR	498,000	465,960
IRPC PCL NVDR	6,025,800	831,273
PTT Exploration & Production PCL NVDR	521,304	1,822,065
PTT PCL NVDR	313,500	3,326,029
		6,445,327
Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	99,600	720,891
CP ALL PCL NVDR	1,679,800	2,078,317
		2,799,208
Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,277,300	944,246
Health Care Equipment & Services 0.1%
Bangkok Dusit Medical Services PCL NVDR	1,179,600	784,454
Security	Number of Shares	Value ($)
Materials 0.3%
Indorama Ventures PCL NVDR	334,700	269,168
PTT Global Chemical PCL NVDR	697,214	1,207,670
The Siam Cement PCL NVDR	149,400	2,421,454
		3,898,292
Media 0.1%
BEC World PCL NVDR	547,800	796,369
Real Estate 0.1%
Central Pattana PCL NVDR	598,800	814,946
Land & Houses PCL NVDR	996,000	320,396
		1,135,342
Retailing 0.0%
Home Product Center PCL NVDR	727,012	192,266
Telecommunication Services 0.5%
Advanced Info Service PCL NVDR	448,200	3,230,146
Intouch Holding PCL NVDR	547,800	1,342,813
Total Access Communication PCL NVDR	239,400	644,225
True Corp. PCL NVDR *	3,124,407	1,410,960
		6,628,144
Transportation 0.1%
Airports of Thailand PCL NVDR	174,400	1,666,860
Utilities 0.1%
Electricity Generating PCL NVDR	99,600	486,755
Glow Energy PCL NVDR	209,900	553,479
		1,040,234
		37,045,226
Turkey 1.7%
Banks 0.7%
Akbank T.A.S.	553,240	1,803,804
Turkiye Garanti Bankasi A/S	734,052	2,620,989
Turkiye Halk Bankasi A/S	194,772	1,157,790
Turkiye Is Bankasi, C Shares	529,647	1,324,644
Turkiye Vakiflar Bankasi Tao, D Shares	425,904	890,757
Yapi ve Kredi Bankasi A/S	324,515	598,708
		8,396,692
Capital Goods 0.1%
Enka Insaat ve Sanayi A/S	200,196	407,556
KOC Holding A/S	329,676	1,533,682
		1,941,238
Consumer Durables & Apparel 0.0%
Arcelik A/S	74,202	446,982
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	295,360	1,136,813
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	48,824	1,028,895
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	78,343	1,464,064
50    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S *	108,066	880,856
Ulker Biskuvi Sanayi A/S	74,202	573,849
		1,454,705
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	508,567	853,341
Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	848,592	1,056,101
Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	198,702	575,959
Turkcell Iletisim Hizmetleri A/S *	292,326	1,528,464
		2,104,423
Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	387,942	1,395,974
		21,279,228
United Arab Emirates 1.0%
Banks 0.3%
Abu Dhabi Commercial Bank PJSC	371,508	778,875
Dubai Islamic Bank PJSC	262,944	479,675
First Gulf Bank PJSC	378,318	1,838,670
Union National Bank PJSC	338,285	552,640
		3,649,860
Capital Goods 0.1%
Arabtec Holding PJSC *	800,368	688,629
Diversified Financials 0.0%
Dubai Financial Market	1,032,112	553,607
Energy 0.1%
Dana Gas PJSC *	4,945,144	619,363
Real Estate 0.3%
Aldar Properties PJSC	1,251,972	896,518
Deyaar Development PJSC *	743,514	156,689
Emaar Malls Group PJSC *	731,064	573,267
Emaar Properties PJSC	1,338,786	2,752,116
		4,378,590
Transportation 0.2%
DP World Ltd.	92,862	1,968,674
		11,858,723
Total Common Stock
(Cost $1,141,480,135)		1,199,239,163

Preferred Stock 2.5% of net assets
Brazil 2.4%
Banks 1.1%
Banco Bradesco S.A.	764,233	10,049,543
Itausa - Investimentos Itau S.A.	1,131,392	3,992,427
		14,041,970
Energy 0.4%
Petroleo Brasileiro S.A.	1,546,046	5,174,484
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	49,800	1,692,017
Materials 0.3%
Bradespar S.A.	99,600	461,190
Braskem S.A., A Shares	75,019	335,826
Gerdau S.A.	317,724	1,130,066
Metalurgica Gerdau S.A.	99,600	388,737
Suzano Papel e Celulose S.A., A Shares	99,600	420,087
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	199,200	287,721
		3,023,627
Retailing 0.1%
Lojas Americanas S.A.	186,750	1,090,058
Telecommunication Services 0.2%
Oi S.A. *	140,745	292,382
Telefonica Brasil S.A.	99,600	1,843,019
		2,135,401
Utilities 0.2%
Companhia Energetica de Minas Gerais	302,995	1,375,444
Companhia Energetica de Sao Paulo, B Shares	65,528	539,697
Companhia Paranaense de Energia - Copel, B Shares	49,800	600,871
		2,516,012
		29,673,569
Colombia 0.1%
Banks 0.1%
Grupo Aval Acciones y Valores	975,084	478,906
Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	27,888	390,225
		869,131
Russia 0.0%
Energy 0.0%
AK Transneft OAO *	250	558,124
Total Preferred Stock
(Cost $44,834,495)		31,100,824

Rights 0.0% of net assets
Malaysia 0.0%
Transportation 0.0%
Malaysia Airports Holdings Bhd *	48,600	25,486
Total Rights
(Cost $—)		25,486

See financial notes    51

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 1.6% of net assets
United States 1.6%
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	4,643,977	4,643,977
Securities Lending Collateral 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	15,041,328	15,041,328
Total Other Investment Companies
(Cost $19,685,305)		19,685,305
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 03/19/15 (f)(g)	100,000	100,000
Total Short-Term Investment
(Cost $99,999)		100,000

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $1,214,045,167 and the unrealized appreciation and depreciation were $182,230,174 and ($146,124,563), respectively, with a net unrealized appreciation of $36,105,611.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,541,654. Non-Cash Collateral pledged to the fund for securities on loan amounted to $644,595.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $141,372 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $1,372,463 or 0.1% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	The rate shown is the purchase yield.
(h)	Securities are traded on separate exchanges for the same entity.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 2/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/20/15	20	991,900	33,772
52    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	3,830,817,561	4,879,176,093
0.0%	Rights	21,491	21,491
0.6%	Other Investment Companies	29,642,715	29,642,715
0.0%	Short-Term Investments	384,998	384,998
100.4%	Total Investments	3,860,866,765	4,909,225,297
(0.4)%	Other Assets and Liabilities, Net		(19,769,825)
100.0%	Net Assets		4,889,455,472

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	13,669	340,631
Autoliv, Inc.	19,530	2,197,125
BorgWarner, Inc.	49,634	3,050,506
Cooper Tire & Rubber Co.	12,042	458,318
Cooper-Standard Holding, Inc. *	5,815	315,231
Dana Holding Corp.	32,453	709,098
Delphi Automotive plc	63,409	4,999,166
Dorman Products, Inc. *(a)	7,636	336,824
Drew Industries, Inc. *	3,990	235,370
Federal-Mogul Holdings Corp. *	17,551	229,392
Ford Motor Co.	820,412	13,405,532
General Motors Co.	281,584	10,505,899
Gentex Corp.	58,470	1,030,241
Gentherm, Inc. *	6,979	324,174
Harley-Davidson, Inc.	46,010	2,924,856
Johnson Controls, Inc.	143,328	7,282,496
Lear Corp.	16,440	1,790,645
Remy International, Inc.	3,336	76,294
Standard Motor Products, Inc.	4,786	200,629
Tenneco, Inc. *	11,954	696,201
Tesla Motors, Inc. *	20,627	4,194,294
The Goodyear Tire & Rubber Co.	57,716	1,542,749
Thor Industries, Inc.	9,545	588,545
TRW Automotive Holdings Corp. *	23,712	2,471,739
Visteon Corp. *	10,039	1,009,221
		60,915,176
Security	Number of Shares	Value ($)
Banks 5.7%
Associated Banc-Corp.	40,409	753,224
Astoria Financial Corp.	17,210	225,795
BancFirst Corp.	3,833	227,604
BancorpSouth, Inc.	19,360	433,470
Bank of America Corp.	2,218,376	35,072,525
Bank of Hawaii Corp.	9,545	575,182
Bank of the Ozarks, Inc.	15,272	558,955
BankUnited, Inc.	21,524	697,593
Banner Corp.	8,492	370,761
BB&T Corp.	153,398	5,836,794
BBCN Bancorp, Inc.	13,675	188,031
Beneficial Bancorp, Inc. *	19,079	215,974
BofI Holding, Inc. *	2,795	247,078
BOK Financial Corp.	4,412	260,308
Boston Private Financial Holdings, Inc.	15,801	198,303
Brookline Bancorp, Inc.	17,211	166,602
Capital Bank Financial Corp., Class A *	11,770	312,493
Capitol Federal Financial, Inc.	33,065	410,337
Cathay General Bancorp	15,360	396,749
Central Pacific Financial Corp.	8,180	187,649
Chemical Financial Corp.	5,885	177,609
CIT Group, Inc.	43,907	2,030,699
Citigroup, Inc.	636,381	33,359,092
City Holding Co.	3,818	176,201
City National Corp.	9,545	862,582
Columbia Banking System, Inc.	13,363	376,569
Comerica, Inc.	40,283	1,844,156
Commerce Bancshares, Inc.	19,360	803,827
Community Bank System, Inc.	7,636	271,231
Cullen/Frost Bankers, Inc.	11,954	810,481
CVB Financial Corp.	19,304	302,108
Eagle Bancorp, Inc. *	6,242	231,890
East West Bancorp, Inc.	32,453	1,296,497
Essent Group Ltd. *	9,032	209,723
EverBank Financial Corp.	21,387	384,538
F.N.B. Corp.	41,317	530,097
Fifth Third Bancorp	184,208	3,566,267
First BanCorp (Puerto Rico) *	30,776	202,814
First Citizens BancShares, Inc., Class A	1,547	390,231
First Commonwealth Financial Corp.	24,992	211,932
First Financial Bancorp	11,510	200,619
First Financial Bankshares, Inc. (a)	11,842	311,089
First Horizon National Corp.	51,819	740,493
First Interstate BancSystem, Inc., Class A	7,980	210,592
First Merchants Corp.	10,070	227,179
First Midwest Bancorp, Inc.	19,090	326,439
First Niagara Financial Group, Inc.	72,986	646,656
First Republic Bank	25,447	1,450,479
FirstMerit Corp.	33,232	603,161
Flagstar Bancorp, Inc. *	17,603	260,348
Fulton Financial Corp.	46,136	558,246
German American Bancorp, Inc.	7,736	222,101
Glacier Bancorp, Inc.	13,998	340,011
Hancock Holding Co.	17,181	502,888
Hanmi Financial Corp.	8,492	167,547
See financial notes    1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hilltop Holdings, Inc. *	14,223	264,548
Home BancShares, Inc.	15,272	483,359
Home Loan Servicing Solutions Ltd.	17,857	328,747
Hudson City Bancorp, Inc.	101,177	987,488
Huntington Bancshares, Inc.	179,446	1,963,139
Iberiabank Corp.	8,141	513,860
Independent Bank Corp.	4,090	171,044
International Bancshares Corp.	11,610	287,464
Investors Bancorp, Inc.	71,772	823,943
JPMorgan Chase & Co.	789,545	48,383,318
Kearny Financial Corp. *	3,831	50,876
KeyCorp	184,344	2,567,912
Lakeland Bancorp, Inc.	21,899	238,042
Lakeland Financial Corp.	4,582	178,881
LegacyTexas Financial Group, Inc.	7,780	178,940
M&T Bank Corp.	27,259	3,298,339
MB Financial, Inc.	11,495	358,529
MGIC Investment Corp. *	71,804	655,571
National Bank Holdings Corp., Class A	14,216	264,986
National Penn Bancshares, Inc.	25,395	272,488
Nationstar Mortgage Holdings, Inc. *(a)	5,885	156,835
NBT Bancorp, Inc.	13,635	327,376
New York Community Bancorp, Inc.	91,938	1,527,090
Northfield Bancorp, Inc.	11,745	169,950
Northwest Bancshares, Inc.	28,635	338,323
Ocwen Financial Corp. *(a)	26,726	217,550
OFG Bancorp	19,970	348,476
Old National Bancorp	21,087	297,116
Oritani Financial Corp.	13,363	191,225
PacWest Bancorp	25,543	1,170,763
Park National Corp.	5,388	458,627
People's United Financial, Inc.	72,542	1,097,560
Pinnacle Financial Partners, Inc.	6,185	259,770
Popular, Inc. *	21,009	725,021
PrivateBancorp, Inc.	17,181	596,696
Prosperity Bancshares, Inc.	11,775	609,121
Provident Financial Services, Inc.	15,272	277,950
Radian Group, Inc.	45,826	724,509
Regions Financial Corp.	290,898	2,795,530
Renasant Corp.	4,324	123,148
S&T Bancorp, Inc.	5,786	163,917
Sandy Spring Bancorp, Inc.	4,224	108,895
Signature Bank *	10,445	1,288,391
Simmons First National Corp., Class A	4,582	187,633
South State Corp.	4,914	331,842
State Bank Financial Corp.	5,986	122,114
Sterling Bancorp	16,396	224,953
Stock Yards Bancorp, Inc.	16,872	560,150
SunTrust Banks, Inc.	111,278	4,562,398
Susquehanna Bancshares, Inc.	38,330	514,005
SVB Financial Group *	10,445	1,283,690
Synovus Financial Corp.	29,136	815,517
TCF Financial Corp.	38,428	602,935
Texas Capital Bancshares, Inc. *	7,884	366,054
TFS Financial Corp.	26,726	376,837
The PNC Financial Services Group, Inc.	113,285	10,417,689
TrustCo Bank Corp.	19,220	129,927
Security	Number of Shares	Value ($)
Trustmark Corp.	15,272	352,020
U.S. Bancorp	378,066	16,865,524
UMB Financial Corp.	7,636	393,559
Umpqua Holdings Corp.	43,041	711,898
Union Bankshares Corp.	9,800	214,326
United Bankshares, Inc.	13,746	514,788
United Community Banks, Inc.	9,865	187,632
United Financial Bancorp, Inc.	11,746	145,533
Valley National Bancorp	49,791	477,994
Washington Federal, Inc.	22,908	483,817
Webster Financial Corp.	19,429	670,883
Wells Fargo & Co.	993,046	54,408,990
WesBanco, Inc.	12,344	404,143
Westamerica Bancorp	5,727	246,662
Western Alliance Bancorp *	19,204	545,202
Wintrust Financial Corp.	9,545	449,474
WSFS Financial Corp.	2,291	178,102
Zions Bancorp	44,575	1,191,713
		277,325,136
Capital Goods 7.7%
3M Co.	135,855	22,911,946
A.O. Smith Corp.	15,272	962,594
AAON, Inc.	9,057	203,873
AAR Corp.	7,636	224,498
Actuant Corp., Class A	17,181	437,085
Acuity Brands, Inc.	9,545	1,512,692
AECOM *	29,703	892,872
Aegion Corp. *	7,856	142,115
AGCO Corp.	19,490	969,433
Air Lease Corp.	18,290	699,410
Aircastle Ltd.	17,181	396,366
Albany International Corp., Class A	6,025	227,203
Allegion plc	19,622	1,132,778
Allison Transmission Holdings, Inc.	35,038	1,114,909
Altra Industrial Motion Corp.	4,424	120,775
American Railcar Industries, Inc.	2,262	127,034
AMETEK, Inc.	51,543	2,738,995
Apogee Enterprises, Inc.	5,786	265,288
Applied Industrial Technologies, Inc.	9,545	418,166
Armstrong World Industries, Inc. *	9,712	542,221
Astec Industries, Inc.	3,954	169,113
Astronics Corp. *	3,262	226,905
AZZ, Inc.	4,190	190,310
B/E Aerospace, Inc. *	20,124	1,278,679
Barnes Group, Inc.	9,729	389,355
Beacon Roofing Supply, Inc. *	9,545	286,541
Blount International, Inc. *	9,545	158,352
Briggs & Stratton Corp.	9,786	203,940
Builders FirstSource, Inc. *	19,320	116,500
Carlisle Cos., Inc.	13,363	1,243,694
Caterpillar, Inc.	131,023	10,861,807
Chart Industries, Inc. *	11,125	388,707
Chicago Bridge & Iron Co. N.V. (a)	21,603	997,194
CIRCOR International, Inc.	3,818	204,912
CLARCOR, Inc.	11,454	753,788
Colfax Corp. *	19,957	1,051,335
Columbus McKinnon Corp.	14,363	381,481
Comfort Systems USA, Inc.	7,948	148,628
Continental Building Products, Inc. *	15,664	326,751
Crane Co.	11,454	765,471
2    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cubic Corp.	4,589	239,867
Cummins, Inc.	36,630	5,209,885
Curtiss-Wright Corp.	9,545	692,776
Danaher Corp.	126,414	11,033,414
Deere & Co.	74,943	6,789,836
DigitalGlobe, Inc. *	14,012	465,899
Donaldson Co., Inc.	30,544	1,131,350
Dover Corp.	35,090	2,528,234
Dycom Industries, Inc. *	6,208	275,325
Eaton Corp. plc	99,305	7,051,648
EMCOR Group, Inc.	13,363	588,373
Emerson Electric Co.	147,968	8,570,307
Encore Wire Corp.	4,289	159,937
EnerSys	9,739	635,957
EnPro Industries, Inc.	3,970	261,107
ESCO Technologies, Inc.	7,636	294,291
Esterline Technologies Corp. *	7,636	899,903
Exelis, Inc.	38,180	923,956
Fastenal Co.	55,802	2,318,573
Federal Signal Corp.	13,409	221,114
Flowserve Corp.	30,627	1,902,856
Fluor Corp.	34,723	2,013,934
Fortune Brands Home & Security, Inc.	32,953	1,526,383
Franklin Electric Co., Inc.	7,730	281,990
GATX Corp.	11,454	713,011
GenCorp, Inc. *	11,772	227,200
Generac Holdings, Inc. *	13,657	673,154
General Cable Corp.	42,498	639,170
General Dynamics Corp.	66,189	9,185,709
General Electric Co.	2,116,143	54,998,557
Gibraltar Industries, Inc. *	18,181	266,533
Global Power Equipment Group, Inc.	15,664	208,331
Graco, Inc.	13,363	1,012,648
Granite Construction, Inc.	6,368	210,908
Great Lakes Dredge & Dock Corp. *	11,872	72,419
Griffon Corp.	9,610	156,835
H&E Equipment Services, Inc.	7,734	189,328
Harsco Corp.	17,181	283,315
HD Supply Holdings, Inc. *	25,965	766,097
HEICO Corp.	12,296	728,661
Hexcel Corp.	19,546	929,999
Hillenbrand, Inc.	15,272	484,122
Honeywell International, Inc.	164,998	16,958,494
Hubbell, Inc., Class B	11,454	1,303,465
Huntington Ingalls Industries, Inc.	11,454	1,618,794
Hyster-Yale Materials Handling, Inc.	2,567	169,602
IDEX Corp.	17,181	1,327,404
Illinois Tool Works, Inc.	76,611	7,573,763
Ingersoll-Rand plc	54,129	3,636,928
Insteel Industries, Inc.	10,645	231,103
ITT Corp.	19,090	784,026
Jacobs Engineering Group, Inc. *	26,726	1,185,031
John Bean Technologies Corp.	5,786	199,964
Joy Global, Inc.	22,961	1,017,632
Kaman Corp.	5,727	237,671
KBR, Inc.	30,638	499,093
Kennametal, Inc.	17,181	601,335
KLX, Inc. *	10,062	401,876
L-3 Communications Holdings, Inc.	18,209	2,356,791
Security	Number of Shares	Value ($)
Lennox International, Inc.	11,454	1,194,194
Lincoln Electric Holdings, Inc.	16,396	1,131,980
Lindsay Corp. (a)	2,130	186,545
Lockheed Martin Corp.	56,586	11,320,029
Masco Corp.	80,178	2,099,862
Masonite International Corp. *	2,987	183,223
MasTec, Inc. *	12,033	265,568
Meritor, Inc. *	21,523	307,564
Moog, Inc., Class A *	11,454	864,319
MRC Global, Inc. *	21,159	272,316
MSC Industrial Direct Co., Inc., Class A	9,545	696,690
Mueller Industries, Inc.	15,442	537,536
Mueller Water Products, Inc., Class A	32,454	297,279
Navistar International Corp. *	15,799	459,909
Nordson Corp.	11,454	881,156
Nortek, Inc. *	2,362	183,409
Northrop Grumman Corp.	43,225	7,162,815
NOW, Inc. *(a)	22,065	468,881
Orbital ATK, Inc.	11,269	746,909
Oshkosh Corp.	19,090	931,401
Owens Corning	23,183	919,438
PACCAR, Inc.	76,360	4,890,858
Pall Corp.	22,023	2,220,139
Parker-Hannifin Corp.	32,453	3,981,659
Pentair plc	40,623	2,700,211
Plug Power, Inc. *(a)	37,543	115,632
Polypore International, Inc. *	9,598	569,065
Powell Industries, Inc.	2,062	69,572
Precision Castparts Corp.	30,544	6,606,667
Primoris Services Corp.	9,943	205,323
Proto Labs, Inc. *	4,111	292,210
Quanex Building Products Corp.	7,680	150,451
Quanta Services, Inc. *	44,160	1,270,925
Raven Industries, Inc.	7,636	159,134
Raytheon Co.	65,768	7,153,585
RBC Bearings, Inc.	5,727	355,360
Regal-Beloit Corp.	9,545	743,937
Rexnord Corp. *	15,672	432,077
Rockwell Automation, Inc.	30,544	3,574,870
Rockwell Collins, Inc.	29,029	2,585,903
Roper Industries, Inc.	20,999	3,518,802
Rush Enterprises, Inc., Class A *	6,116	170,820
Sensata Technologies Holding N.V. *	35,103	1,886,435
Simpson Manufacturing Co., Inc.	8,170	295,754
Snap-on, Inc.	11,754	1,730,541
SolarCity Corp. *(a)	10,946	562,187
Spirit AeroSystems Holdings, Inc., Class A *	27,477	1,352,143
SPX Corp.	8,570	763,844
Standex International Corp.	1,909	138,403
Stanley Black & Decker, Inc.	32,681	3,213,850
Sun Hydraulics Corp.	4,289	165,984
TAL International Group, Inc. *	5,739	239,488
TASER International, Inc. *	10,435	245,014
Teledyne Technologies, Inc. *	7,683	774,677
Tennant Co.	5,727	374,374
Terex Corp.	24,817	680,234
Textainer Group Holdings Ltd.	7,761	250,370
Textron, Inc.	59,179	2,622,221
See financial notes    3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Babcock & Wilcox Co.	24,817	770,320
The Boeing Co.	141,266	21,309,976
The Gorman-Rupp Co.	2,911	83,662
The Greenbrier Cos., Inc. (a)	4,324	254,121
The Manitowoc Co., Inc.	32,453	718,185
The Middleby Corp. *	11,553	1,231,665
The Timken Co.	17,181	729,849
The Toro Co.	11,748	794,752
Titan International, Inc.	11,558	115,349
TransDigm Group, Inc.	10,074	2,184,648
Trex Co., Inc. *	4,524	227,783
TriMas Corp. *	8,255	247,320
Trinity Industries, Inc.	34,362	1,155,250
Triumph Group, Inc.	9,847	588,752
Tutor Perini Corp. *	8,244	191,838
United Rentals, Inc. *	21,437	1,994,927
United Technologies Corp.	177,861	21,683,035
Universal Forest Products, Inc.	3,890	210,255
USG Corp. *	17,657	497,751
Valmont Industries, Inc. (a)	4,965	618,887
W.W. Grainger, Inc.	12,327	2,920,390
Wabash National Corp. *	13,634	199,738
WABCO Holdings, Inc. *	13,363	1,561,199
Wabtec Corp.	19,290	1,830,428
Watsco, Inc.	5,727	671,433
Watts Water Technologies, Inc., Class A	5,821	320,039
WESCO International, Inc. *	9,545	662,709
Woodward, Inc.	11,454	556,092
Xylem, Inc.	38,180	1,363,026
		377,916,721
Commercial & Professional Services 1.1%
ABM Industries, Inc.	8,192	254,689
ACCO Brands Corp. *	24,116	183,523
Brady Corp., Class A	9,545	257,333
Cintas Corp.	24,817	2,071,723
Clean Harbors, Inc. *	11,454	637,873
Copart, Inc. *	23,348	873,682
Covanta Holding Corp.	28,635	620,520
Deluxe Corp.	11,454	762,264
Equifax, Inc.	26,726	2,495,407
Exponent, Inc.	2,195	189,933
FTI Consulting, Inc. *	8,108	298,942
G&K Services, Inc., Class A	5,727	412,287
Healthcare Services Group, Inc.	15,272	512,681
Herman Miller, Inc.	11,710	362,659
HNI Corp.	11,454	584,154
Huron Consulting Group, Inc. *	5,218	347,780
ICF International, Inc. *	4,024	168,606
IHS, Inc., Class A *	14,170	1,665,400
Insperity, Inc.	5,736	297,125
Interface, Inc.	11,689	236,001
KAR Auction Services, Inc.	29,613	1,079,986
Kelly Services, Inc., Class A	6,186	107,080
Kforce, Inc.	7,748	182,853
Knoll, Inc.	9,722	206,398
Korn/Ferry International *	9,615	294,219
ManpowerGroup, Inc.	17,181	1,382,383
Matthews International Corp., Class A	7,636	369,353
Security	Number of Shares	Value ($)
McGrath RentCorp	4,220	134,998
Mistras Group, Inc. *	4,024	75,852
Mobile Mini, Inc.	7,636	316,818
MSA Safety, Inc.	6,042	305,604
Navigant Consulting, Inc. *	11,506	160,969
Nielsen N.V.	68,869	3,113,567
On Assignment, Inc. *	10,670	407,701
Pitney Bowes, Inc.	43,907	1,017,325
Quad/Graphics, Inc.	10,390	243,438
R.R. Donnelley & Sons Co.	37,185	709,118
Republic Services, Inc.	59,220	2,423,282
Robert Half International, Inc.	32,453	2,010,788
Rollins, Inc.	15,428	517,455
RPX Corp. *	22,755	331,768
Steelcase, Inc., Class A	15,718	294,241
Stericycle, Inc. *	19,090	2,576,577
Team, Inc. *	5,727	219,917
Tetra Tech, Inc.	12,054	306,533
The ADT Corp.	39,244	1,539,150
The Advisory Board Co. *	7,636	413,260
The Brink's Co.	11,454	322,316
The Corporate Executive Board Co.	6,117	478,411
The Dun & Bradstreet Corp.	8,230	1,090,310
Towers Watson & Co., Class A	13,525	1,778,537
TrueBlue, Inc. *	11,454	263,556
Tyco International plc	97,359	4,110,497
UniFirst Corp.	3,818	453,693
United Stationers, Inc.	11,454	462,627
US Ecology, Inc.	4,980	243,124
Verisk Analytics, Inc., Class A *	30,544	2,193,365
WageWorks, Inc. *	6,217	357,167
Waste Connections, Inc.	25,247	1,185,852
Waste Management, Inc.	91,632	4,992,111
West Corp.	4,293	146,606
		52,051,387
Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	3,818	139,204
Beazer Homes USA, Inc. *	10,210	173,978
Brunswick Corp.	19,090	1,035,442
Carter's, Inc.	12,068	1,071,276
Cavco Industries, Inc. *	2,053	147,118
Coach, Inc.	58,040	2,527,642
Columbia Sportswear Co.	7,636	426,776
Crocs, Inc. *	21,050	234,708
D.R. Horton, Inc.	67,372	1,839,929
Deckers Outdoor Corp. *	6,427	477,140
Ethan Allen Interiors, Inc.	4,390	117,784
Fossil Group, Inc. *	11,454	985,159
G-III Apparel Group Ltd. *	4,862	511,628
Garmin Ltd.	24,817	1,231,668
GoPro, Inc., Class A *(a)	8,312	348,938
Hanesbrands, Inc.	20,999	2,678,212
Harman International Industries, Inc.	15,272	2,107,383
Hasbro, Inc.	24,817	1,546,471
Helen of Troy Ltd. *	7,750	593,805
Iconix Brand Group, Inc. *	11,696	394,974
iRobot Corp. *	4,429	145,493
Jarden Corp. *	35,388	1,878,041
Kate Spade & Co. *	23,149	797,483
4    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
KB Home (a)	15,566	217,146
La-Z-Boy, Inc.	11,988	299,101
Leggett & Platt, Inc.	28,976	1,305,369
Lennar Corp., Class A	38,055	1,910,742
Libbey, Inc.	6,159	234,227
lululemon athletica, Inc. *	21,824	1,493,635
M.D.C Holdings, Inc.	9,545	259,433
Mattel, Inc.	75,115	1,977,027
Meritage Homes Corp. *	6,036	268,662
Michael Kors Holdings Ltd. *	42,754	2,882,047
Mohawk Industries, Inc. *	13,527	2,493,702
Movado Group, Inc.	4,090	105,072
NACCO Industries, Inc., Class A	1,909	106,618
Newell Rubbermaid, Inc.	61,088	2,400,148
NIKE, Inc., Class B	147,573	14,332,290
NVR, Inc. *	848	1,129,536
Oxford Industries, Inc.	3,820	210,215
Polaris Industries, Inc.	13,477	2,066,428
PulteGroup, Inc.	72,542	1,636,548
PVH Corp.	17,564	1,871,093
Ralph Lauren Corp.	13,363	1,836,210
Skechers U.S.A., Inc., Class A *	7,880	536,943
Standard Pacific Corp. *	34,399	300,647
Steven Madden Ltd. *	13,926	508,438
Sturm Ruger & Co., Inc. (a)	3,871	201,137
Taylor Morrison Home Corp., Class A *	6,517	125,648
Tempur Sealy International, Inc. *	13,363	768,506
The Ryland Group, Inc.	8,106	368,823
Toll Brothers, Inc. *	32,453	1,243,274
TRI Pointe Homes, Inc. *	25,694	408,021
Tumi Holdings, Inc. *	13,441	314,385
Tupperware Brands Corp.	10,273	733,492
Under Armour, Inc., Class A *	33,518	2,581,221
Universal Electronics, Inc. *	2,252	127,261
VF Corp.	73,796	5,657,201
Vista Outdoor, Inc. *	12,254	535,010
Whirlpool Corp.	15,672	3,321,680
Wolverine World Wide, Inc.	22,908	700,068
		78,877,256
Consumer Services 2.2%
American Public Education, Inc. *	3,820	123,768
Apollo Education Group, Inc. *	20,264	560,300
Aramark	19,614	620,783
Ascent Capital Group, Inc., Class A *	2,295	100,911
Belmond Ltd., Class A *	19,090	233,471
BJ's Restaurants, Inc. *	4,794	250,343
Bloomin' Brands, Inc. *	15,624	402,474
Bob Evans Farms, Inc.	5,862	343,396
Boyd Gaming Corp. *	10,292	142,133
Bright Horizons Family Solutions, Inc. *	8,356	423,649
Brinker International, Inc.	15,767	937,506
Buffalo Wild Wings, Inc. *	3,832	732,372
Caesars Entertainment Corp. *(a)	12,159	128,885
Capella Education Co.	2,293	148,632
Carnival Corp.	93,630	4,118,784
Chipotle Mexican Grill, Inc. *	6,563	4,364,198
Choice Hotels International, Inc.	8,755	555,680
Security	Number of Shares	Value ($)
Churchill Downs, Inc.	2,246	246,701
Cracker Barrel Old Country Store, Inc.	5,727	864,949
Darden Restaurants, Inc.	28,635	1,832,640
Denny's Corp. *	19,320	222,373
DeVry Education Group, Inc.	12,034	439,843
Diamond Resorts International, Inc. *	10,455	362,266
DineEquity, Inc.	4,353	472,431
Domino's Pizza, Inc.	11,604	1,178,154
Dunkin' Brands Group, Inc.	21,700	1,016,862
Extended Stay America, Inc.	11,484	221,641
Fiesta Restaurant Group, Inc. *	4,460	289,945
Graham Holdings Co., Class B	1,012	998,217
Grand Canyon Education, Inc. *	9,749	447,089
H&R Block, Inc.	61,258	2,091,961
Hilton Worldwide Holdings, Inc. *	87,881	2,484,396
Houghton Mifflin Harcourt Co. *	22,367	442,419
Hyatt Hotels Corp., Class A *	11,560	699,842
International Game Technology	55,596	991,833
International Speedway Corp., Class A	5,869	182,115
Interval Leisure Group, Inc.	9,738	262,926
Jack in the Box, Inc.	8,192	792,084
Krispy Kreme Doughnuts, Inc. *	13,534	295,312
Las Vegas Sands Corp.	80,751	4,594,732
Life Time Fitness, Inc. *	7,881	455,522
LifeLock, Inc. *	19,260	269,255
Marriott International, Inc., Class A	46,588	3,871,463
Marriott Vacations Worldwide Corp.	5,929	450,960
McDonald's Corp.	204,922	20,266,786
MGM Resorts International *	76,818	1,669,255
Norwegian Cruise Line Holdings Ltd. *	19,973	985,068
Panera Bread Co., Class A *	5,841	942,913
Papa John's International, Inc.	7,892	488,041
Penn National Gaming, Inc. *	13,563	220,941
Pinnacle Entertainment, Inc. *	12,053	310,244
Popeyes Louisiana Kitchen, Inc. *	5,727	343,677
Red Robin Gourmet Burgers, Inc. *	4,726	394,479
Regis Corp. *	11,710	187,828
Royal Caribbean Cruises Ltd.	33,425	2,554,338
Scientific Games Corp., Class A *	18,381	248,327
SeaWorld Entertainment, Inc.	14,037	263,053
Service Corp. International	44,342	1,101,899
ServiceMaster Global Holdings, Inc. *	7,191	248,737
Six Flags Entertainment Corp.	22,914	1,037,775
Sonic Corp.	13,363	424,810
Sotheby's	13,459	591,523
Starbucks Corp.	158,914	14,856,075
Starwood Hotels & Resorts Worldwide, Inc.	40,489	3,252,481
Texas Roadhouse, Inc.	13,363	502,983
The Cheesecake Factory, Inc.	9,987	474,582
The Wendy's Co.	78,269	868,003
Vail Resorts, Inc.	7,636	670,517
Wyndham Worldwide Corp.	29,029	2,655,573
Wynn Resorts Ltd.	17,181	2,448,293
Yum! Brands, Inc.	95,497	7,745,762
		106,419,179
See financial notes    5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	11,454	2,478,875
Ally Financial, Inc. *	90,150	1,873,317
American Express Co.	189,624	15,471,422
Ameriprise Financial, Inc.	40,158	5,366,314
Artisan Partners Asset Management, Inc., Class A	6,690	324,465
Berkshire Hathaway, Inc., Class B *	384,647	56,700,814
BGC Partners, Inc., Class A	25,335	230,042
BlackRock, Inc.	26,863	9,977,455
Capital One Financial Corp.	118,382	9,317,847
Cash America International, Inc.	5,870	126,675
CBOE Holdings, Inc.	21,041	1,263,091
CME Group, Inc.	66,895	6,417,237
Cohen & Steers, Inc.	5,727	238,644
Credit Acceptance Corp. *	1,909	349,920
Discover Financial Services	97,933	5,971,954
E*TRADE Financial Corp. *	59,627	1,552,389
Eaton Vance Corp.	24,817	1,044,796
Encore Capital Group, Inc. *	4,090	163,477
Enova International, Inc. *	5,185	119,722
Evercore Partners, Inc., Class A	8,606	440,885
Federated Investors, Inc., Class B	22,908	754,360
Financial Engines, Inc.	9,545	384,663
First Cash Financial Services, Inc. *	5,742	276,420
FNFV Group *	19,124	284,756
Franklin Resources, Inc.	82,573	4,444,905
GAMCO Investors, Inc., Class A	2,381	179,765
Green Dot Corp., Class A *	7,768	120,482
Greenhill & Co., Inc.	4,412	170,789
HFF, Inc., Class A	9,545	339,611
Interactive Brokers Group, Inc., Class A	8,227	262,194
Intercontinental Exchange, Inc.	23,559	5,544,846
Invesco Ltd.	90,791	3,656,154
Investment Technology Group, Inc. *	8,180	184,214
Janus Capital Group, Inc.	38,180	629,206
KCG Holdings, Inc., Class A *	20,042	252,128
Legg Mason, Inc.	21,992	1,259,482
Leucadia National Corp.	61,585	1,461,412
LPL Financial Holdings, Inc.	16,435	737,274
MarketAxess Holdings, Inc.	9,096	723,951
McGraw Hill Financial, Inc.	59,179	6,101,355
Moody's Corp.	40,283	3,905,034
Morgan Stanley	320,728	11,478,855
MSCI, Inc.	26,726	1,499,596
Navient Corp.	92,456	1,978,558
Nelnet, Inc., Class A	5,803	270,536
NewStar Financial, Inc. *	9,680	96,606
Northern Trust Corp.	45,816	3,199,331
NorthStar Asset Management Group, Inc.	38,529	935,099
PHH Corp. *	11,642	282,668
PICO Holdings, Inc. *	4,124	70,809
Piper Jaffray Cos. *	6,132	335,727
PRA Group, Inc. *	11,454	573,731
Raymond James Financial, Inc.	25,481	1,455,730
Santander Consumer USA Holdings, Inc.	18,422	415,048
SEI Investments Co.	27,314	1,175,595
SLM Corp.	92,456	875,558
Security	Number of Shares	Value ($)
Springleaf Holdings, Inc. *	6,284	241,620
State Street Corp.	88,622	6,597,908
Stifel Financial Corp. *	12,129	664,305
Synchrony Financial *	25,161	803,894
T. Rowe Price Group, Inc.	53,452	4,415,135
TD Ameritrade Holding Corp.	56,825	2,061,043
The Bank of New York Mellon Corp.	237,308	9,288,235
The Charles Schwab Corp. (b)	244,999	7,188,271
The Goldman Sachs Group, Inc.	84,951	16,122,850
The NASDAQ OMX Group, Inc.	24,905	1,249,235
Virtus Investment Partners, Inc.	1,097	144,771
Voya Financial, Inc.	40,298	1,780,769
Waddell & Reed Financial, Inc., Class A	17,481	864,610
WisdomTree Investments, Inc.	22,908	428,151
World Acceptance Corp. *(a)	3,818	313,496
		227,910,082
Energy 7.4%
Alpha Natural Resources, Inc. *(a)	154,981	196,826
Anadarko Petroleum Corp.	105,995	8,927,959
Antero Resources Corp. *(a)	12,117	478,016
Apache Corp.	82,690	5,444,310
Arch Coal, Inc. *(a)	133,630	175,055
Atwood Oceanics, Inc.	11,454	355,189
Baker Hughes, Inc.	91,632	5,727,916
Bonanza Creek Energy, Inc. *	10,000	269,500
Bristow Group, Inc.	7,908	489,822
C&J Energy Services, Inc. *	8,253	112,488
Cabot Oil & Gas Corp.	91,632	2,657,328
California Resources Corp. *	65,952	472,216
Cameron International Corp. *	44,942	2,115,869
CARBO Ceramics, Inc. (a)	7,015	255,627
Carrizo Oil & Gas, Inc. *	7,636	363,397
Cheniere Energy, Inc. *	48,321	3,896,122
Chesapeake Energy Corp.	108,971	1,817,636
Chevron Corp.	399,485	42,617,060
Cimarex Energy Co.	19,090	2,093,791
Cloud Peak Energy, Inc. *	13,363	110,779
Cobalt International Energy, Inc. *	63,344	648,643
Concho Resources, Inc. *	23,833	2,595,890
ConocoPhillips	258,127	16,829,880
CONSOL Energy, Inc.	46,439	1,495,336
Contango Oil & Gas Co. *	17,881	420,740
Continental Resources, Inc. *	19,368	861,682
Core Laboratories N.V. (a)	9,565	1,051,385
CVR Energy, Inc. (a)	3,818	160,318
Delek US Holdings, Inc.	11,469	427,564
Denbury Resources, Inc.	82,136	689,942
Devon Energy Corp.	82,575	5,085,794
Diamond Offshore Drilling, Inc. (a)	18,085	550,327
Diamondback Energy, Inc. *	10,223	727,980
Dresser-Rand Group, Inc. *	15,421	1,255,115
Dril-Quip, Inc. *	8,583	623,641
Energen Corp.	15,272	987,182
Ensco plc, Class A	47,850	1,170,890
EOG Resources, Inc.	114,540	10,276,529
EQT Corp.	32,453	2,590,074
Era Group, Inc. *	3,818	84,225
Exterran Holdings, Inc.	13,391	434,806
6    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	892,843	79,052,319
FMC Technologies, Inc. *	49,822	1,989,392
Forum Energy Technologies, Inc. *	10,289	200,944
Green Plains, Inc.	6,742	156,752
Gulfmark Offshore, Inc., Class A	5,727	94,152
Gulfport Energy Corp. *	17,787	814,823
Halliburton Co.	182,034	7,816,540
Helix Energy Solutions Group, Inc. *	20,999	324,225
Helmerich & Payne, Inc.	22,199	1,488,665
Hess Corp.	57,371	4,307,415
HollyFrontier Corp.	42,497	1,869,443
Hornbeck Offshore Services, Inc. *	7,636	159,287
Kinder Morgan, Inc.	356,222	14,608,664
Kosmos Energy Ltd. *	19,950	179,151
Laredo Petroleum, Inc. *(a)	23,960	285,843
Marathon Oil Corp.	141,826	3,951,272
Marathon Petroleum Corp.	61,242	6,430,410
Matador Resources Co. *	35,067	759,551
Memorial Resource Development Corp. *	12,382	253,955
Murphy Oil Corp.	34,898	1,775,959
Nabors Industries Ltd.	62,997	806,992
National Oilwell Varco, Inc.	91,920	4,995,852
Newfield Exploration Co. *	27,610	911,958
Newpark Resources, Inc. *	19,120	181,066
Noble Corp. plc	53,695	893,485
Noble Energy, Inc.	76,360	3,606,483
Oasis Petroleum, Inc. *	24,865	356,315
Occidental Petroleum Corp.	165,105	12,858,377
Oceaneering International, Inc.	22,908	1,249,173
Oil States International, Inc. *	11,454	498,020
ONEOK, Inc.	43,098	1,907,518
Parker Drilling Co. *	23,489	72,581
Parsley Energy, Inc., Class A *	12,382	184,368
Patterson-UTI Energy, Inc.	34,362	642,054
PBF Energy, Inc., Class A	19,182	597,903
PDC Energy, Inc. *	7,636	394,629
Peabody Energy Corp. (a)	84,263	665,678
Phillips 66	118,898	9,328,737
Pioneer Natural Resources Co.	31,442	4,795,534
QEP Resources, Inc.	36,435	782,624
Range Resources Corp.	34,362	1,702,294
Rice Energy, Inc. *	14,454	283,009
Rosetta Resources, Inc. *	15,286	271,021
Rowan Cos. plc, Class A	26,726	577,549
RPC, Inc.	13,435	180,566
RSP Permian, Inc. *	8,168	221,843
Schlumberger Ltd.	273,233	22,995,289
SEACOR Holdings, Inc. *	3,818	276,843
SemGroup Corp., Class A	9,545	737,924
SM Energy Co.	13,363	648,373
Southwestern Energy Co. *	72,542	1,819,353
Spectra Energy Corp.	144,105	5,114,286
Stone Energy Corp. *	31,194	528,426
Superior Energy Services, Inc.	32,753	733,012
Synergy Resources Corp. *	18,573	221,947
Targa Resources Corp.	7,636	760,393
Teekay Corp.	7,882	348,700
Tesoro Corp.	30,544	2,805,161
TETRA Technologies, Inc. *	17,224	102,827
The Williams Cos., Inc.	141,319	6,930,284
Tidewater, Inc.	11,454	323,003
Security	Number of Shares	Value ($)
Transocean Ltd. (a)	71,912	1,159,941
Ultra Petroleum Corp. *(a)	31,357	510,178
Unit Corp. *	9,545	291,504
US Silica Holdings, Inc. (a)	10,850	351,649
Valero Energy Corp.	111,770	6,895,091
Weatherford International plc *	158,447	2,010,692
Western Refining, Inc.	13,363	629,397
Whiting Petroleum Corp. *	34,576	1,169,706
World Fuel Services Corp.	15,272	836,142
WPX Energy, Inc. *	40,268	434,089
		361,663,450
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	7,748	679,887
Costco Wholesale Corp.	93,132	13,686,679
CVS Health Corp.	242,773	25,216,832
PriceSmart, Inc.	3,818	303,302
Rite Aid Corp. *	187,439	1,495,763
SpartanNash Co.	7,680	203,904
Sprouts Farmers Market, Inc. *	24,503	901,955
SUPERVALU, Inc. *	44,026	434,977
Sysco Corp.	124,085	4,838,074
The Andersons, Inc.	6,127	271,242
The Fresh Market, Inc. *	7,936	302,044
The Kroger Co.	102,333	7,280,993
The Pantry, Inc. *	6,015	220,750
United Natural Foods, Inc. *	10,545	875,657
Wal-Mart Stores, Inc.	334,188	28,048,399
Walgreens Boots Alliance, Inc.	185,486	15,410,177
Weis Markets, Inc.	3,818	180,095
Whole Foods Market, Inc.	77,302	4,366,790
		104,717,520
Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	417,527	23,502,595
Archer-Daniels-Midland Co.	137,609	6,588,719
B&G Foods, Inc.	11,454	328,157
Boulder Brands, Inc. *	9,545	98,409
Brown-Forman Corp., Class B	33,390	3,061,529
Bunge Ltd.	30,544	2,497,888
Cal-Maine Foods, Inc. (a)	4,524	170,238
Campbell Soup Co.	36,859	1,717,261
Coca-Cola Enterprises, Inc.	48,764	2,252,897
ConAgra Foods, Inc.	92,052	3,219,979
Constellation Brands, Inc., Class A *	34,530	3,961,282
Darling Ingredients, Inc. *	35,317	615,222
Dean Foods Co.	19,243	310,197
Dr. Pepper Snapple Group, Inc.	40,940	3,225,663
Flowers Foods, Inc.	35,094	759,434
Fresh Del Monte Produce, Inc.	9,545	336,079
General Mills, Inc.	128,818	6,929,120
Hormel Foods Corp.	30,544	1,787,129
Ingredion, Inc.	17,181	1,412,450
J&J Snack Foods Corp.	2,628	265,927
Kellogg Co.	53,978	3,480,501
Keurig Green Mountain, Inc.	25,282	3,225,478
Kraft Foods Group, Inc.	124,252	7,959,583
Lancaster Colony Corp.	3,830	350,062
Lorillard, Inc.	77,329	5,290,850
See financial notes    7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
McCormick & Co., Inc. Non-Voting Shares	27,126	2,044,758
Mead Johnson Nutrition Co.	42,310	4,432,396
Molson Coors Brewing Co., Class B	32,453	2,462,858
Mondelez International, Inc., Class A	357,039	13,187,236
Monster Beverage Corp. *	29,947	4,226,121
PepsiCo, Inc.	314,568	31,135,941
Philip Morris International, Inc.	327,950	27,206,732
Pilgrim's Pride Corp. (a)	17,558	481,616
Pinnacle Foods, Inc.	19,423	705,055
Post Holdings, Inc. *	13,217	653,977
Reynolds American, Inc.	65,704	4,968,537
Sanderson Farms, Inc. (a)	3,932	335,046
Seaboard Corp. *	76	304,760
Snyder's-Lance, Inc.	11,454	353,356
The Boston Beer Co., Inc., Class A *	1,909	510,848
The Coca-Cola Co.	832,824	36,061,279
The Hain Celestial Group, Inc. *	21,378	1,336,766
The Hershey Co.	32,453	3,367,972
The J.M. Smucker Co.	21,358	2,463,645
The WhiteWave Foods Co. *	36,307	1,486,772
Tootsie Roll Industries, Inc. (a)	5,988	197,484
TreeHouse Foods, Inc. *	10,636	888,744
Tyson Foods, Inc., Class A	59,179	2,444,685
Universal Corp.	5,727	274,381
Vector Group Ltd.	18,885	435,299
		225,312,913
Health Care Equipment & Services 5.0%
Abaxis, Inc.	4,429	269,815
Abbott Laboratories	316,113	14,974,273
ABIOMED, Inc. *	6,192	376,412
Acadia Healthcare Co., Inc. *	9,574	605,364
Aetna, Inc.	75,338	7,499,898
Air Methods Corp. *	6,069	321,596
Alere, Inc. *	17,181	781,220
Align Technology, Inc. *	13,958	800,491
Allscripts Healthcare Solutions, Inc. *	40,089	481,268
Amedisys, Inc. *	10,325	311,505
AmerisourceBergen Corp.	48,413	4,974,920
Amsurg Corp. *	8,899	534,830
Analogic Corp.	2,113	183,113
Anthem, Inc.	59,253	8,677,602
athenahealth, Inc. *	7,636	970,307
Baxter International, Inc.	116,449	8,052,448
Becton Dickinson & Co.	40,689	5,969,890
Bio-Reference Laboratories, Inc. *	4,390	153,387
Boston Scientific Corp. *	297,921	5,034,865
Brookdale Senior Living, Inc. *	37,025	1,388,808
C.R. Bard, Inc.	15,633	2,644,166
Cantel Medical Corp.	8,189	371,781
Cardinal Health, Inc.	70,927	6,240,867
Cardiovascular Systems, Inc. *	5,740	216,455
CareFusion Corp. *	43,598	2,619,368
Centene Corp. *	22,908	1,407,926
Cerner Corp. *	63,679	4,588,709
Chemed Corp.	3,865	450,195
Cigna Corp.	56,206	6,836,336
Community Health Systems, Inc. *	24,834	1,204,946
Security	Number of Shares	Value ($)
Computer Programs & Systems, Inc.	2,106	110,776
CONMED Corp.	5,764	295,693
Cyberonics, Inc. *	4,212	288,522
DaVita HealthCare Partners, Inc. *	37,220	2,776,612
DENTSPLY International, Inc.	30,544	1,619,137
DexCom, Inc. *	17,181	1,043,574
Edwards Lifesciences Corp. *	24,817	3,301,157
Endologix, Inc. *	11,575	182,538
Envision Healthcare Holdings, Inc. *	26,936	986,396
ExamWorks Group, Inc. *	4,960	200,384
Express Scripts Holding Co. *	156,542	13,273,196
GenMark Diagnostics, Inc. *	29,735	377,932
Globus Medical, Inc., Class A *	11,983	290,947
Greatbatch, Inc. *	4,224	224,463
Haemonetics Corp. *	11,454	509,245
Halyard Health, Inc. *	9,844	453,218
Hanger, Inc. *	6,260	162,071
HCA Holdings, Inc. *	65,257	4,668,486
Health Net, Inc. *	20,999	1,204,293
HealthSouth Corp.	19,090	829,651
HealthStream, Inc. *	8,128	210,353
HeartWare International, Inc. *	2,439	207,876
Henry Schein, Inc. *	19,090	2,673,554
Hill-Rom Holdings, Inc.	13,363	640,355
HMS Holdings Corp. *	17,355	304,407
Hologic, Inc. *	59,694	1,932,892
Humana, Inc.	32,465	5,336,597
ICU Medical, Inc. *	2,095	186,266
IDEXX Laboratories, Inc. *	11,468	1,798,526
IMS Health Holdings, Inc. *	10,350	272,412
Insulet Corp. *	9,545	302,863
Integra LifeSciences Holdings Corp. *	5,741	344,517
Intuitive Surgical, Inc. *	7,728	3,864,000
Invacare Corp.	21,099	400,248
Kindred Healthcare, Inc.	19,090	405,090
Laboratory Corp. of America Holdings *	21,294	2,619,794
LifePoint Hospitals, Inc. *	11,454	824,230
Magellan Health, Inc. *	7,636	489,239
Masimo Corp. *	11,454	337,549
McKesson Corp.	49,634	11,351,296
MedAssets, Inc. *	11,480	220,531
Medidata Solutions, Inc. *	11,149	536,378
MEDNAX, Inc. *	19,690	1,407,244
Medtronic plc	295,904	22,959,191
Meridian Bioscience, Inc.	13,363	264,587
Merit Medical Systems, Inc. *	9,545	187,177
Molina Healthcare, Inc. *	5,916	376,790
National HealthCare Corp.	1,962	123,626
Natus Medical, Inc. *	6,284	224,904
Neogen Corp. *	8,226	420,760
NuVasive, Inc. *	9,732	445,239
NxStage Medical, Inc. *	11,880	204,098
Omnicare, Inc.	20,407	1,566,033
Omnicell, Inc. *	6,086	213,314
Owens & Minor, Inc.	13,363	476,525
Patterson Cos., Inc.	17,375	870,053
Premier, Inc., Class A *	7,712	282,722
Quality Systems, Inc.	8,180	142,168
Quest Diagnostics, Inc.	32,753	2,297,295
8    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Quidel Corp. *	6,316	162,195
ResMed, Inc.	30,544	1,965,812
Select Medical Holdings Corp.	17,493	237,205
Sirona Dental Systems, Inc. *	11,529	1,047,064
St. Jude Medical, Inc.	61,899	4,127,425
STERIS Corp.	11,454	739,012
Stryker Corp.	62,143	5,888,049
Team Health Holdings, Inc. *	13,891	823,320
Teleflex, Inc.	9,545	1,161,531
Tenet Healthcare Corp. *	20,148	932,852
The Cooper Cos., Inc.	9,545	1,565,094
The Spectranetics Corp. *	8,420	284,680
Thoratec Corp. *	11,454	466,407
Tornier N.V. *	7,808	190,828
UnitedHealth Group, Inc.	203,554	23,129,841
Universal American Corp. *	17,181	159,096
Universal Health Services, Inc., Class B	19,090	2,163,852
Varian Medical Systems, Inc. *	23,113	2,148,816
VCA, Inc. *	17,181	915,404
Veeva Systems, Inc., Class A *	7,299	225,320
WellCare Health Plans, Inc. *	9,545	866,781
West Pharmaceutical Services, Inc.	15,272	835,684
Wright Medical Group, Inc. *	11,454	282,112
Zeltiq Aesthetics, Inc. *	8,120	270,964
Zimmer Holdings, Inc.	36,418	4,384,363
		244,435,458
Household & Personal Products 1.7%
Avon Products, Inc.	100,205	852,745
Church & Dwight Co., Inc.	30,544	2,600,516
Colgate-Palmolive Co.	182,656	12,935,698
Coty, Inc., Class A *	17,851	403,433
Energizer Holdings, Inc.	13,477	1,803,627
Harbinger Group, Inc. *	31,822	392,047
Herbalife Ltd. *(a)	17,437	540,721
Kimberly-Clark Corp.	79,043	8,667,855
Nu Skin Enterprises, Inc., Class A (a)	13,363	724,007
Revlon, Inc., Class A *	6,086	205,463
Spectrum Brands Holdings, Inc.	4,260	399,077
The Clorox Co.	26,873	2,919,483
The Estee Lauder Cos., Inc., Class A	47,234	3,904,835
The Procter & Gamble Co.	568,650	48,409,175
WD-40 Co.	2,337	189,764
		84,948,446
Insurance 3.0%
ACE Ltd.	70,833	8,075,670
Aflac, Inc.	96,478	6,005,756
Alleghany Corp. *	3,048	1,440,302
Allied World Assurance Co. Holdings AG	22,908	926,629
Ambac Financial Group, Inc. *	9,650	240,189
American Equity Investment Life Holding Co.	12,053	343,390
American Financial Group, Inc.	15,818	996,534
American International Group, Inc.	299,044	16,546,105
American National Insurance Co.	2,036	213,271
Security	Number of Shares	Value ($)
AMERISAFE, Inc.	3,824	158,849
AmTrust Financial Services, Inc. (a)	6,260	337,414
Aon plc	61,875	6,209,775
Arch Capital Group Ltd. *	27,744	1,641,335
Argo Group International Holdings Ltd.	6,315	302,552
Arthur J. Gallagher & Co.	31,726	1,490,805
Aspen Insurance Holdings Ltd.	15,272	700,221
Assurant, Inc.	15,874	972,600
Assured Guaranty Ltd.	34,937	926,529
Axis Capital Holdings Ltd.	21,768	1,128,235
Brown & Brown, Inc.	24,817	797,618
Cincinnati Financial Corp.	32,453	1,712,220
CNA Financial Corp.	7,652	320,083
CNO Financial Group, Inc.	48,133	782,643
Employers Holdings, Inc.	7,636	180,133
Endurance Specialty Holdings Ltd.	8,508	540,854
Enstar Group Ltd. *	1,909	265,542
Erie Indemnity Co., Class A	5,741	498,950
Everest Re Group Ltd.	9,084	1,611,774
FBL Financial Group, Inc., Class A	4,090	236,566
First American Financial Corp.	22,908	802,467
FNF Group	57,379	2,106,957
Genworth Financial, Inc., Class A *	101,177	784,122
Greenlight Capital Re Ltd., Class A *	5,727	187,445
HCC Insurance Holdings, Inc.	22,908	1,280,099
Horace Mann Educators Corp.	8,241	265,607
Infinity Property & Casualty Corp.	1,909	148,043
Kemper Corp.	11,454	421,507
Lincoln National Corp.	54,521	3,142,590
Loews Corp.	65,141	2,671,432
Maiden Holdings Ltd.	9,910	141,812
Markel Corp. *	2,669	1,989,579
Marsh & McLennan Cos., Inc.	113,262	6,443,475
MBIA, Inc. *	31,056	279,504
Meadowbrook Insurance Group, Inc.	9,675	80,883
Mercury General Corp.	7,636	416,391
MetLife, Inc.	236,729	12,032,935
Montpelier Re Holdings Ltd.	8,001	288,356
National General Holdings Corp.	10,189	189,515
National Interstate Corp.	2,895	77,528
Old Republic International Corp.	49,778	754,635
OneBeacon Insurance Group Ltd., Class A	4,751	71,265
PartnerRe Ltd.	10,179	1,165,496
Platinum Underwriters Holdings Ltd.	6,121	467,338
Primerica, Inc.	9,545	503,403
Principal Financial Group, Inc.	59,221	3,030,339
ProAssurance Corp.	12,326	554,547
Prudential Financial, Inc.	95,656	7,733,788
Reinsurance Group of America, Inc.	15,272	1,363,942
RenaissanceRe Holdings Ltd.	9,581	982,340
RLI Corp.	7,636	369,506
Safety Insurance Group, Inc.	3,818	223,353
Selective Insurance Group, Inc.	11,454	311,892
StanCorp Financial Group, Inc.	9,545	631,497
State Auto Financial Corp.	2,595	61,476
Stewart Information Services Corp.	4,590	172,722
Symetra Financial Corp.	21,472	484,838
See financial notes    9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Allstate Corp.	91,297	6,445,568
The Chubb Corp.	49,920	5,014,464
The Hanover Insurance Group, Inc.	8,564	601,535
The Hartford Financial Services Group, Inc.	91,721	3,756,892
The Navigators Group, Inc. *	1,915	143,070
The Progressive Corp.	112,678	3,002,869
The Travelers Cos., Inc.	70,980	7,626,091
Torchmark Corp.	28,851	1,536,316
United Fire Group, Inc.	4,024	116,052
Unum Group	55,749	1,870,936
Validus Holdings Ltd.	19,329	804,860
W.R. Berkley Corp.	23,052	1,150,525
White Mountains Insurance Group Ltd.	912	608,441
Willis Group Holdings plc	35,314	1,685,184
XL Group plc	55,649	2,014,494
		144,612,465
Materials 3.6%
A. Schulman, Inc.	5,880	250,370
Air Products & Chemicals, Inc.	40,166	6,271,519
Airgas, Inc.	13,777	1,614,940
AK Steel Holding Corp. *(a)	29,500	130,390
Albemarle Corp.	23,876	1,350,665
Alcoa, Inc.	245,407	3,629,570
Allegheny Technologies, Inc.	21,499	723,656
AptarGroup, Inc.	13,363	880,221
Ashland, Inc.	15,272	1,949,013
Avery Dennison Corp.	19,714	1,055,685
Axiall Corp.	15,287	707,941
Balchem Corp.	7,636	449,913
Ball Corp.	29,001	2,079,662
Bemis Co., Inc.	22,908	1,117,910
Berry Plastics Group, Inc. *	25,294	867,837
Boise Cascade Co. *	7,768	276,618
Cabot Corp.	13,363	602,939
Calgon Carbon Corp. *	11,524	237,740
Carpenter Technology Corp.	9,545	404,326
Celanese Corp., Series A	34,362	1,962,414
Century Aluminum Co. *	10,985	208,385
CF Industries Holdings, Inc.	10,498	3,214,803
Chemtura Corp. *	22,908	601,335
Clearwater Paper Corp. *	5,727	349,691
Cliffs Natural Resources, Inc. (a)	32,080	219,427
Coeur Mining, Inc. *	99,668	582,061
Commercial Metals Co.	24,817	373,496
Compass Minerals International, Inc.	7,636	692,356
Crown Holdings, Inc. *	30,838	1,634,414
Cytec Industries, Inc.	19,090	1,002,798
Deltic Timber Corp.	2,137	141,427
Domtar Corp.	15,272	690,294
E.I. du Pont de Nemours & Co.	193,187	15,039,608
Eagle Materials, Inc.	10,127	794,969
Eastman Chemical Co.	32,453	2,416,450
Ecolab, Inc.	58,053	6,707,444
Ferro Corp. *	17,458	222,589
Flotek Industries, Inc. *	8,148	139,168
FMC Corp.	28,682	1,818,726
Freeport-McMoRan, Inc.	217,929	4,713,804
Security	Number of Shares	Value ($)
Globe Specialty Metals, Inc.	10,008	166,633
Graphic Packaging Holding Co. *	68,843	1,038,841
Greif, Inc., Class A	7,636	335,984
H.B. Fuller Co.	9,787	437,479
Haynes International, Inc.	3,818	154,171
Headwaters, Inc. *	18,173	298,401
Hecla Mining Co.	248,594	825,332
Horsehead Holding Corp. *	8,260	106,058
Huntsman Corp.	42,786	960,974
Innophos Holdings, Inc.	5,727	321,456
Innospec, Inc.	2,795	123,455
International Flavors & Fragrances, Inc.	17,181	2,094,879
International Paper Co.	93,564	5,277,945
Kaiser Aluminum Corp.	3,818	288,450
KapStone Paper & Packaging Corp.	19,130	659,220
Koppers Holdings, Inc.	5,727	92,319
Kraton Performance Polymers, Inc. *	6,025	121,584
Kronos Worldwide, Inc.	9,680	118,677
Louisiana-Pacific Corp. *	28,635	481,927
LSB Industries, Inc. *	3,820	143,556
LyondellBasell Industries N.V., Class A	87,234	7,494,273
Martin Marietta Materials, Inc.	12,172	1,732,441
Materion Corp.	3,924	143,697
McEwen Mining, Inc. *(a)	119,646	135,200
MeadWestvaco Corp.	36,271	1,924,539
Minerals Technologies, Inc.	7,664	561,235
Monsanto Co.	101,975	12,280,849
Myers Industries, Inc.	7,636	151,956
Neenah Paper, Inc.	2,362	142,712
NewMarket Corp.	2,035	958,688
Newmont Mining Corp.	94,533	2,489,054
Nucor Corp.	65,412	3,076,326
Olin Corp.	19,090	535,284
OM Group, Inc.	5,727	164,880
Owens-Illinois, Inc. *	36,271	948,849
P.H. Glatfelter Co.	8,080	197,960
Packaging Corp. of America	20,999	1,739,977
Platform Specialty Products Corp. *	19,532	503,535
PolyOne Corp.	19,090	758,637
PPG Industries, Inc.	29,307	6,898,282
Praxair, Inc.	61,200	7,827,480
Quaker Chemical Corp.	3,818	309,945
Rayonier Advanced Materials, Inc.	8,602	159,653
Reliance Steel & Aluminum Co.	15,319	873,336
Rentech, Inc. *	76,800	105,216
Resolute Forest Products, Inc. *	19,696	359,255
Rock-Tenn Co., Class A	30,826	2,115,897
Royal Gold, Inc.	13,378	964,554
RPM International, Inc.	28,635	1,447,499
RTI International Metals, Inc. *	5,885	164,015
Schnitzer Steel Industries, Inc., Class A	4,960	77,872
Schweitzer-Mauduit International, Inc.	7,636	357,518
Sealed Air Corp.	40,358	1,902,073
Sensient Technologies Corp.	11,454	728,589
Sigma-Aldrich Corp.	23,261	3,211,414
Silgan Holdings, Inc.	9,646	553,777
10    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sonoco Products Co.	20,999	983,383
Steel Dynamics, Inc.	45,816	834,768
Stepan Co.	3,818	156,843
Stillwater Mining Co. *	23,290	337,705
SunCoke Energy, Inc.	11,960	218,270
The Dow Chemical Co.	236,125	11,626,795
The Mosaic Co.	69,293	3,690,545
The Scotts Miracle-Gro Co., Class A	9,545	625,293
The Sherwin-Williams Co.	17,728	5,056,026
The Valspar Corp.	15,796	1,368,723
TimkenSteel Corp.	8,365	251,452
Tredegar Corp.	4,330	89,025
Tronox Ltd., Class A	17,370	375,887
United States Steel Corp. (a)	29,565	708,082
Vulcan Materials Co.	26,832	2,227,056
W.R. Grace & Co. *	15,943	1,580,748
Westlake Chemical Corp.	7,930	529,407
Worthington Industries, Inc.	13,395	361,665
		177,192,055
Media 3.5%
AMC Networks, Inc., Class A *	13,363	962,403
Cablevision Systems Corp., Class A	44,571	837,043
Carmike Cinemas, Inc. *	4,590	143,438
CBS Corp., Class B Non-Voting Shares	101,651	6,007,574
Charter Communications, Inc., Class A *	16,646	3,006,268
Cinemark Holdings, Inc.	22,908	932,814
Clear Channel Outdoor Holdings, Inc., Class A	15,692	153,154
Comcast Corp., Class A	548,152	32,549,266
Cumulus Media, Inc., Class A *	71,833	286,614
DIRECTV *	105,197	9,320,454
Discovery Communications, Inc., Class A *	30,974	1,000,460
Discovery Communications, Inc., Class C *	57,302	1,748,284
DISH Network Corp., Class A *	44,439	3,334,703
DreamWorks Animation SKG, Inc., Class A *(a)	14,008	299,911
Gannett Co., Inc.	48,067	1,701,572
Global Eagle Entertainment, Inc. *	19,380	257,754
Gray Television, Inc. *	11,480	125,591
John Wiley & Sons, Inc., Class A	9,945	643,044
Liberty Broadband Corp., Class A *	5,142	266,664
Liberty Broadband Corp., Class C *	12,680	660,121
Liberty Global plc, Class A *	59,852	3,235,599
Liberty Global plc, Series C *	118,915	6,203,796
Liberty Media Corp., Class A *	21,413	825,792
Liberty Media Corp., Class C *	42,826	1,653,084
Lions Gate Entertainment Corp.	16,676	543,471
Live Nation Entertainment, Inc. *	28,726	735,098
Loral Space & Communications, Inc. *	3,818	271,574
Media General, Inc. *	21,099	314,586
Meredith Corp.	9,545	511,994
Morningstar, Inc.	4,132	308,454
National CineMedia, Inc.	13,391	204,079
News Corp., Class A *	103,806	1,793,249
Security	Number of Shares	Value ($)
Nexstar Broadcasting Group, Inc., Class A	4,678	255,091
Omnicom Group, Inc.	53,660	4,268,116
Regal Entertainment Group, Class A (a)	17,181	406,159
Rentrak Corp. *	2,295	125,651
Scholastic Corp.	4,220	156,182
Scripps Networks Interactive, Inc., Class A	21,885	1,582,286
Sinclair Broadcast Group, Inc., Class A (a)	14,514	398,554
Sirius XM Holdings, Inc. *	595,202	2,315,336
Starz, Class A *	23,055	766,348
The E.W. Scripps Co., Class A *	6,385	147,238
The Interpublic Group of Cos., Inc.	91,667	2,044,174
The Madison Square Garden Co., Class A *	11,907	932,913
The New York Times Co., Class A	34,362	480,724
The Walt Disney Co.	327,285	34,063,823
Time Warner Cable, Inc.	57,983	8,932,281
Time Warner, Inc.	176,657	14,461,142
Time, Inc.	23,301	552,234
Twenty-First Century Fox, Inc., Class A	402,982	14,104,370
Viacom, Inc., Class B	82,178	5,747,529
		172,578,059
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	336,693	20,369,927
ACADIA Pharmaceuticals, Inc. *	19,840	753,325
Acceleron Pharma, Inc. *	5,827	236,751
Achillion Pharmaceuticals, Inc. *	25,382	308,137
Acorda Therapeutics, Inc. *	7,877	266,558
Actavis plc *	55,591	16,196,994
Aegerion Pharmaceuticals, Inc. *	15,826	430,467
Affymetrix, Inc. *	15,696	183,643
Agilent Technologies, Inc.	72,542	3,061,998
Agios Pharmaceuticals, Inc. *(a)	2,009	215,526
Akorn, Inc. *	13,454	723,960
Alexion Pharmaceuticals, Inc. *	42,289	7,627,667
Alkermes plc *	30,612	2,150,493
Allergan, Inc.	63,009	14,664,715
Alnylam Pharmaceuticals, Inc. *	13,717	1,392,687
Amgen, Inc.	161,498	25,471,465
Anacor Pharmaceuticals, Inc. *	8,588	373,578
Arena Pharmaceuticals, Inc. *	65,506	295,432
ARIAD Pharmaceuticals, Inc. *(a)	38,860	315,932
Bio-Rad Laboratories, Inc., Class A *	3,818	485,573
Bio-Techne Corp.	7,636	744,739
BioCryst Pharmaceuticals, Inc. *	13,779	140,546
Biogen Idec, Inc. *	49,707	20,359,490
BioMarin Pharmaceutical, Inc. *	33,965	3,636,633
Bluebird Bio, Inc. *	7,109	677,630
Bristol-Myers Squibb Co.	348,759	21,246,398
Bruker Corp. *	23,371	444,750
Cambrex Corp. *	6,126	209,816
Catalent, Inc. *	8,588	240,206
Celgene Corp. *	168,202	20,441,589
Celldex Therapeutics, Inc. *	30,620	782,035
Cepheid, Inc. *	15,272	868,060
See financial notes    11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	9,839	754,356
Chimerix, Inc. *	6,391	258,708
Clovis Oncology, Inc. *	5,885	449,967
Depomed, Inc. *	12,022	263,883
Dyax Corp. *	25,709	388,463
Eli Lilly & Co.	208,101	14,602,447
Emergent Biosolutions, Inc. *	9,640	288,911
Endo International plc *	33,993	2,909,801
Epizyme, Inc. *(a)	7,932	186,561
Exact Sciences Corp. *(a)	17,984	404,100
Fluidigm Corp. *	6,426	284,029
Foundation Medicine, Inc. *	11,654	556,595
Genomic Health, Inc. *	4,216	128,166
Gilead Sciences, Inc. *	317,309	32,851,001
Halozyme Therapeutics, Inc. *	19,090	287,686
Hospira, Inc. *	34,362	3,008,049
Illumina, Inc. *	30,540	5,969,348
ImmunoGen, Inc. *	43,298	329,065
Impax Laboratories, Inc. *	17,185	692,384
Incyte Corp. *	31,078	2,668,046
Infinity Pharmaceuticals, Inc. *	16,772	254,934
Intercept Pharmaceuticals, Inc. *(a)	2,510	555,639
Intra-Cellular Therapies, Inc. *	14,831	368,550
Intrexon Corp. *(a)	6,256	256,871
Ironwood Pharmaceuticals, Inc. *	26,060	402,627
Isis Pharmaceuticals, Inc. *	24,912	1,707,967
Jazz Pharmaceuticals plc *	12,377	2,105,204
Johnson & Johnson	590,264	60,507,963
Keryx Biopharmaceuticals, Inc. *(a)	20,264	246,410
Kite Pharma, Inc. *	4,318	282,570
Lannett Co., Inc. *	5,194	324,106
Lexicon Pharmaceuticals, Inc. *(a)	181,635	170,737
Ligand Pharmaceuticals, Inc. *	4,746	261,362
Luminex Corp. *	9,545	150,238
Mallinckrodt plc *	23,967	2,797,428
MannKind Corp. *(a)	74,965	488,772
Medivation, Inc. *	15,272	1,794,918
Merck & Co., Inc.	601,698	35,223,401
Merrimack Pharmaceuticals, Inc. *(a)	25,017	268,182
Mettler-Toledo International, Inc. *	5,974	1,876,852
MiMedx Group, Inc. *(a)	16,236	168,043
Momenta Pharmaceuticals, Inc. *	9,831	134,193
Mylan, Inc. *	78,294	4,488,204
Myriad Genetics, Inc. *(a)	19,090	650,396
Nektar Therapeutics *	28,635	374,259
Neurocrine Biosciences, Inc. *	15,360	599,808
NewLink Genetics Corp. *(a)	6,627	285,491
Novavax, Inc. *	75,038	686,598
OPKO Health, Inc. *(a)	45,874	667,925
Orexigen Therapeutics, Inc. *(a)	19,320	108,965
Organovo Holdings, Inc. *(a)	33,453	198,042
Pacira Pharmaceuticals, Inc. *	6,786	778,829
PAREXEL International Corp. *	13,363	861,379
PDL BioPharma, Inc. (a)	38,180	266,496
PerkinElmer, Inc.	26,726	1,256,122
Perrigo Co., plc	29,266	4,520,719
Pfizer, Inc.	1,330,835	45,674,257
Pharmacyclics, Inc. *	13,649	2,947,229
Portola Pharmaceuticals, Inc. *	8,088	307,991
Prestige Brands Holdings, Inc. *	9,838	379,157
Security	Number of Shares	Value ($)
PTC Therapeutics, Inc. *	4,803	342,598
Puma Biotechnology, Inc. *	4,711	1,003,490
Quintiles Transnational Holdings, Inc. *	13,858	900,493
Raptor Pharmaceutical Corp. *	32,004	296,677
Receptos, Inc. *	6,248	791,247
Regeneron Pharmaceuticals, Inc. *	15,445	6,391,759
Salix Pharmaceuticals Ltd. *	12,654	1,989,209
Sangamo BioSciences, Inc. *	40,465	680,621
Sarepta Therapeutics, Inc. *(a)	17,537	243,764
Seattle Genetics, Inc. *	23,627	856,479
Synageva BioPharma Corp. *	4,770	470,942
TESARO, Inc. *	4,104	218,866
The Medicines Co. *	11,496	330,682
Theravance Biopharma, Inc. *(a)	4,259	92,548
Thermo Fisher Scientific, Inc.	84,151	10,939,630
Ultragenyx Pharmaceutical, Inc. *	5,742	311,618
United Therapeutics Corp. *	9,757	1,512,823
Vertex Pharmaceuticals, Inc. *	49,856	5,954,302
Waters Corp. *	19,090	2,298,054
ZIOPHARM Oncology, Inc. *(a)	94,878	1,068,326
Zoetis, Inc.	103,475	4,769,163
		449,460,411
Real Estate 4.0%
Acadia Realty Trust	15,413	526,508
Alexander & Baldwin, Inc.	9,545	385,904
Alexander's, Inc.	699	307,847
Alexandria Real Estate Equities, Inc.	15,736	1,509,240
Altisource Residential Corp.	11,668	240,944
American Assets Trust, Inc.	6,187	253,791
American Campus Communities, Inc.	21,281	878,267
American Capital Agency Corp.	80,694	1,729,676
American Capital Mortgage Investment Corp.	13,513	249,315
American Homes 4 Rent, Class A	28,923	482,725
American Realty Capital Properties, Inc.	187,886	1,843,162
American Tower Corp.	82,714	8,200,266
Annaly Capital Management, Inc.	192,945	2,049,076
Anworth Mortgage Asset Corp.	31,280	163,594
Apartment Investment & Management Co., Class A	30,550	1,151,124
Apollo Commercial Real Estate Finance, Inc.	7,920	135,353
ARMOUR Residential REIT, Inc.	79,313	252,215
Ashford Hospitality Trust, Inc.	15,272	162,647
Associated Estates Realty Corp.	16,245	389,068
AvalonBay Communities, Inc.	27,373	4,607,971
Aviv REIT, Inc.	9,975	358,900
BioMed Realty Trust, Inc.	38,899	865,114
Blackstone Mortgage Trust, Inc., Class A	10,256	296,501
Boston Properties, Inc.	32,453	4,459,367
Brandywine Realty Trust	32,453	514,380
Brixmor Property Group, Inc.	27,447	697,154
Camden Property Trust	17,181	1,250,605
Capstead Mortgage Corp.	22,908	274,209
CareTrust REIT, Inc.	3,261	41,447
12    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CBL & Associates Properties, Inc.	36,271	726,145
CBRE Group, Inc., Class A *	63,214	2,165,712
Chambers Street Properties	61,440	503,194
Chesapeake Lodging Trust	14,219	505,628
Chimera Investment Corp.	206,262	662,101
Colony Financial, Inc.	27,194	685,561
Columbia Property Trust, Inc.	25,446	658,797
CoreSite Realty Corp.	3,818	181,126
Corporate Office Properties Trust	15,808	464,755
Corrections Corp. of America	25,205	1,005,427
Cousins Properties, Inc.	50,144	538,045
Crown Castle International Corp.	71,366	6,159,599
CubeSmart	30,996	719,107
CyrusOne, Inc.	7,752	230,389
CYS Investments, Inc.	35,674	324,277
DCT Industrial Trust, Inc.	16,110	581,249
DDR Corp.	65,037	1,231,801
DiamondRock Hospitality Co.	40,127	581,039
Digital Realty Trust, Inc.	29,154	1,935,243
Douglas Emmett, Inc.	26,726	771,580
Duke Realty Corp.	77,507	1,655,550
DuPont Fabros Technology, Inc.	13,363	418,396
EastGroup Properties, Inc.	7,636	481,068
Education Realty Trust, Inc.	7,636	267,718
Empire State Realty Trust, Inc., Class A	17,278	305,821
EPR Properties	13,258	808,871
Equity Commonwealth *	25,536	675,427
Equity LifeStyle Properties, Inc.	19,090	1,028,378
Equity One, Inc.	17,909	479,603
Equity Residential	75,607	5,824,007
Essex Property Trust, Inc.	13,560	3,016,151
Excel Trust, Inc.	19,970	273,589
Extra Space Storage, Inc.	23,192	1,525,570
Federal Realty Investment Trust	14,763	2,096,789
FelCor Lodging Trust, Inc.	26,726	287,839
First Industrial Realty Trust, Inc.	19,090	406,235
First Potomac Realty Trust	9,875	118,006
Forest City Enterprises, Inc., Class A *	33,399	843,325
Franklin Street Properties Corp.	32,216	406,888
Gaming & Leisure Properties, Inc.	19,957	675,544
General Growth Properties, Inc.	138,064	4,005,237
Government Properties Income Trust	15,838	370,451
Hatteras Financial Corp.	19,690	361,311
HCP, Inc.	98,172	4,158,566
Health Care REIT, Inc.	70,745	5,455,147
Healthcare Realty Trust, Inc.	17,487	499,079
Healthcare Trust of America, Inc., Class A	24,931	691,835
Hersha Hospitality Trust	54,314	364,447
Highwoods Properties, Inc.	21,235	968,528
Home Properties, Inc.	11,454	764,784
Hospitality Properties Trust	31,610	973,904
Host Hotels & Resorts, Inc.	155,709	3,269,889
Hudson Pacific Properties, Inc.	19,444	621,430
Inland Real Estate Corp.	15,560	166,492
Invesco Mortgage Capital, Inc.	30,728	490,726
Investors Real Estate Trust	45,525	348,721
Iron Mountain, Inc.	42,981	1,579,552
iStar Financial, Inc. *	15,296	202,672
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	9,545	1,539,131
Kennedy-Wilson Holdings, Inc.	14,231	380,822
Kilroy Realty Corp.	18,067	1,336,416
Kimco Realty Corp.	85,905	2,257,583
Kite Realty Group Trust	17,495	495,458
Lamar Advertising Co., Class A	17,873	1,038,421
LaSalle Hotel Properties	21,771	847,327
Lexington Realty Trust	38,194	413,641
Liberty Property Trust	30,792	1,146,078
LTC Properties, Inc.	5,921	264,254
Mack-Cali Realty Corp.	17,501	329,194
Medical Properties Trust, Inc.	43,636	660,649
MFA Financial, Inc.	74,451	592,630
Mid-America Apartment Communities, Inc.	16,830	1,219,670
National Health Investors, Inc.	5,952	423,663
National Retail Properties, Inc.	25,486	1,025,557
New Residential Investment Corp.	32,876	496,756
New Senior Investment Group, Inc.	24,487	412,361
New York Mortgage Trust, Inc. (a)	17,220	136,038
New York REIT, Inc.	31,520	327,493
NorthStar Realty Finance Corp.	46,717	897,901
Omega Healthcare Investors, Inc.	35,601	1,426,176
Outfront Media, Inc.	28,078	840,936
Parkway Properties, Inc.	14,266	251,224
Pebblebrook Hotel Trust	16,390	796,226
Pennsylvania Real Estate Investment Trust	13,363	304,409
PennyMac Mortgage Investment Trust	18,625	399,320
Piedmont Office Realty Trust, Inc., Class A	38,180	699,839
Plum Creek Timber Co., Inc.	37,155	1,614,013
Post Properties, Inc.	11,454	651,389
Potlatch Corp.	9,545	381,132
Prologis, Inc.	105,169	4,491,768
PS Business Parks, Inc.	4,096	340,705
Public Storage	30,544	6,023,888
RAIT Financial Trust	22,062	162,597
Ramco-Gershenson Properties Trust	14,205	265,918
Rayonier, Inc.	26,726	732,560
Realogy Holdings Corp. *	31,431	1,445,826
Realty Income Corp.	50,288	2,517,417
Redwood Trust, Inc.	20,999	401,501
Regency Centers Corp.	19,090	1,252,877
Retail Opportunity Investments Corp.	17,955	300,746
Retail Properties of America, Inc., Class A	50,114	793,305
RLJ Lodging Trust	29,688	944,375
Rouse Properties, Inc. (a)	7,844	135,544
Ryman Hospitality Properties, Inc.	10,294	618,669
Sabra Health Care REIT, Inc.	14,553	475,738
Saul Centers, Inc.	2,264	121,962
Select Income REIT	10,354	255,640
Senior Housing Properties Trust	54,425	1,216,399
Silver Bay Realty Trust Corp.	8,721	140,931
Simon Property Group, Inc.	65,686	12,503,987
SL Green Realty Corp.	19,790	2,511,945
Sovran Self Storage, Inc.	8,235	757,785
Spirit Realty Capital, Inc.	86,185	1,055,766
See financial notes    13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
STAG Industrial, Inc.	11,496	286,825
Starwood Property Trust, Inc.	50,013	1,220,317
Starwood Waypoint Residential Trust	8,337	209,926
Strategic Hotels & Resorts, Inc. *	50,500	662,560
Summit Hotel Properties, Inc.	19,970	262,206
Sun Communities, Inc.	9,739	658,259
Sunstone Hotel Investors, Inc.	39,446	688,333
Tanger Factory Outlet Centers, Inc.	19,295	684,008
Taubman Centers, Inc.	13,363	966,679
The Geo Group, Inc.	17,253	744,467
The Howard Hughes Corp. *	7,227	1,082,532
The Macerich Co.	28,635	2,395,318
The St. Joe Co. *	20,999	356,773
Two Harbors Investment Corp.	73,126	763,435
UDR, Inc.	51,896	1,657,558
Universal Health Realty Income Trust	3,818	194,069
Urban Edge Properties *	18,273	437,456
Ventas, Inc.	68,403	5,093,971
Vornado Realty Trust	36,551	4,022,072
Washington Real Estate Investment Trust	13,363	378,707
Weingarten Realty Investors	26,726	968,016
Western Asset Mortgage Capital Corp. (a)	8,752	131,280
Weyerhaeuser Co.	120,840	4,242,692
WP Carey, Inc.	19,286	1,322,634
WP GLIMCHER, Inc.	38,538	667,864
		194,966,204
Retailing 4.6%
Aaron's, Inc.	17,181	512,166
Abercrombie & Fitch Co., Class A	13,897	343,812
Advance Auto Parts, Inc.	15,286	2,368,260
Amazon.com, Inc. *	80,058	30,434,849
American Eagle Outfitters, Inc.	24,890	372,603
ANN, Inc. *	11,571	415,515
Asbury Automotive Group, Inc. *	6,053	476,189
Ascena Retail Group, Inc. *	30,544	409,290
AutoNation, Inc. *	13,421	825,391
AutoZone, Inc. *	6,647	4,271,894
Barnes & Noble, Inc. *	8,201	204,205
Bed Bath & Beyond, Inc. *	45,888	3,425,998
Best Buy Co., Inc.	62,707	2,389,137
Big Lots, Inc.	13,491	643,656
Blue Nile, Inc. *	2,162	64,817
Brown Shoe Co., Inc.	11,466	343,980
Burlington Stores, Inc. *	13,164	731,523
Cabela's, Inc. *	9,827	534,982
CarMax, Inc. *	47,725	3,202,825
Chico's FAS, Inc.	38,180	696,021
Core-Mark Holding Co., Inc.	3,818	268,482
CST Brands, Inc.	15,973	664,956
Dick's Sporting Goods, Inc.	19,490	1,054,214
Dillard's, Inc., Class A	7,636	993,902
Dollar General Corp. *	63,323	4,598,516
Dollar Tree, Inc. *	43,126	3,436,280
DSW, Inc., Class A	15,702	591,808
Expedia, Inc.	21,997	2,018,225
Express, Inc. *	17,673	244,241
Security	Number of Shares	Value ($)
Family Dollar Stores, Inc.	19,568	1,540,784
Five Below, Inc. *	7,812	247,914
Foot Locker, Inc.	34,362	1,930,113
GameStop Corp., Class A (a)	25,205	931,829
Genesco, Inc. *	5,727	420,534
Genuine Parts Co.	32,453	3,118,084
GNC Holdings, Inc., Class A	19,976	960,646
Group 1 Automotive, Inc.	5,727	465,834
Groupon, Inc. *	76,715	627,529
Guess?, Inc.	11,905	215,600
Hibbett Sports, Inc. *	4,412	215,791
HSN, Inc.	7,730	522,316
J.C. Penney Co., Inc. *(a)	67,534	574,039
Kohl's Corp.	44,365	3,274,137
L Brands, Inc.	49,828	4,577,200
Liberty Interactive Corp., Class A *	98,542	2,909,945
Liberty TripAdvisor Holdings, Inc., Class A *	15,444	510,115
Liberty Ventures, Series A *	29,285	1,176,671
Lithia Motors, Inc., Class A	3,818	360,648
LKQ Corp. *	61,488	1,511,068
Lowe's Cos., Inc.	206,509	15,300,252
Lumber Liquidators Holdings, Inc. *(a)	4,490	232,851
Macy's, Inc.	76,969	4,904,465
Mattress Firm Holding Corp. *(a)	3,080	187,603
Monro Muffler Brake, Inc.	5,937	375,456
Murphy USA, Inc. *	9,819	697,051
Netflix, Inc. *	12,654	6,009,511
Nordstrom, Inc.	31,085	2,500,167
O'Reilly Automotive, Inc. *	23,343	4,858,379
Office Depot, Inc. *	105,389	987,495
Outerwall, Inc. (a)	5,800	374,216
Penske Automotive Group, Inc.	7,990	394,147
PetSmart, Inc.	23,051	1,911,158
Pier 1 Imports, Inc.	22,908	276,270
Pool Corp.	11,454	792,273
Rent-A-Center, Inc.	11,719	323,444
Restoration Hardware Holdings, Inc. *	5,887	518,645
Ross Stores, Inc.	47,933	5,071,791
Sally Beauty Holdings, Inc. *	32,453	1,087,825
Sears Holdings Corp. *	9,848	370,285
Select Comfort Corp. *	13,363	428,952
Shutterfly, Inc. *	7,652	367,372
Signet Jewelers Ltd.	17,181	2,059,658
Sonic Automotive, Inc., Class A	9,555	236,295
Stage Stores, Inc.	7,636	163,563
Staples, Inc.	123,055	2,063,017
Target Corp.	131,995	10,141,176
The Buckle, Inc. (a)	5,727	288,068
The Cato Corp., Class A	5,746	254,778
The Children's Place, Inc.	4,212	240,042
The Finish Line, Inc., Class A	9,989	244,531
The Gap, Inc.	54,360	2,261,376
The Home Depot, Inc.	277,698	31,865,845
The Men's Wearhouse, Inc.	11,454	574,876
The Michaels Cos., Inc. *	10,005	282,141
The Priceline Group, Inc. *	10,989	13,598,668
The TJX Cos., Inc.	145,578	9,992,474
Tiffany & Co.	24,864	2,193,502
Tractor Supply Co.	30,544	2,691,537
14    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TripAdvisor, Inc. *	22,982	2,051,143
Tuesday Morning Corp. *	18,445	350,086
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,363	1,880,976
Urban Outfitters, Inc. *	23,250	905,820
Vitamin Shoppe, Inc. *	7,636	323,766
Williams-Sonoma, Inc.	17,575	1,413,909
		226,675,389
Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	6,286	167,333
Advanced Micro Devices, Inc. *(a)	126,204	392,494
Altera Corp.	68,724	2,543,475
Amkor Technology, Inc. *	28,895	281,148
Analog Devices, Inc.	65,584	3,839,287
Applied Materials, Inc.	259,657	6,504,408
Applied Micro Circuits Corp. *	64,097	348,688
Atmel Corp. *	95,450	796,053
Avago Technologies Ltd.	51,955	6,630,497
Broadcom Corp., Class A	114,924	5,198,013
Brooks Automation, Inc.	15,272	183,264
Cabot Microelectronics Corp. *	5,727	296,716
Cavium, Inc. *	9,731	666,476
Cirrus Logic, Inc. *	15,373	462,881
Cree, Inc. *	26,736	1,049,655
Cypress Semiconductor Corp. *(a)	29,615	436,821
Diodes, Inc. *	7,636	217,550
Entegris, Inc. *	28,635	383,995
Fairchild Semiconductor International, Inc. *	25,411	443,168
First Solar, Inc. *	14,327	855,967
FormFactor, Inc. *	31,328	307,641
Freescale Semiconductor Ltd. *	20,186	728,917
Integrated Device Technology, Inc. *	29,199	602,667
Intel Corp.	1,018,569	33,867,419
Intersil Corp., Class A	29,161	454,620
KLA-Tencor Corp.	36,271	2,355,983
Kulicke & Soffa Industries, Inc. *	17,181	274,896
Lam Research Corp.	38,199	3,149,890
Lattice Semiconductor Corp. *	23,632	158,807
Linear Technology Corp.	47,878	2,307,001
Marvell Technology Group Ltd.	84,792	1,366,847
Maxim Integrated Products, Inc.	61,182	2,104,355
Micrel, Inc.	9,710	144,970
Microchip Technology, Inc.	40,089	2,055,363
Micron Technology, Inc. *	220,170	6,752,614
Microsemi Corp. *	20,999	677,008
MKS Instruments, Inc.	11,454	405,013
Monolithic Power Systems, Inc.	6,185	326,135
Nanometrics, Inc. *	15,063	269,326
NVIDIA Corp.	108,108	2,384,863
OmniVision Technologies, Inc. *	11,694	313,516
ON Semiconductor Corp. *	91,632	1,168,308
PMC-Sierra, Inc. *	45,816	435,252
Power Integrations, Inc.	5,755	315,719
Qorvo, Inc. *	32,620	2,263,828
Rambus, Inc. *	22,908	274,896
Semtech Corp. *	15,272	441,819
Silicon Image, Inc. *	19,220	140,114
Silicon Laboratories, Inc. *	9,545	483,359
Skyworks Solutions, Inc.	40,089	3,517,810
Security	Number of Shares	Value ($)
Spansion, Inc., Class A *	9,710	350,337
SunEdison, Inc. *	51,597	1,142,358
SunPower Corp. *(a)	15,669	511,750
Synaptics, Inc. *	7,636	656,314
Teradyne, Inc.	38,180	737,638
Tessera Technologies, Inc.	11,454	458,847
Texas Instruments, Inc.	229,844	13,514,827
Ultratech, Inc. *	7,636	137,753
Veeco Instruments, Inc. *	7,783	237,304
Xilinx, Inc.	56,469	2,392,592
		121,886,565
Software & Services 10.2%
Accenture plc, Class A	132,174	11,899,625
ACI Worldwide, Inc. *	23,478	466,038
Activision Blizzard, Inc.	101,723	2,372,180
Actua Corp. *	28,438	476,621
Acxiom Corp. *	19,090	381,800
Adobe Systems, Inc. *	101,446	8,024,379
Advent Software, Inc.	7,636	337,282
Akamai Technologies, Inc. *	38,180	2,653,892
Alliance Data Systems Corp. *	12,770	3,556,573
Amdocs Ltd.	33,041	1,734,652
ANSYS, Inc. *	19,237	1,653,805
AOL, Inc. *	21,057	853,651
Aspen Technology, Inc. *	19,243	742,876
Autodesk, Inc. *	47,725	3,065,854
Automatic Data Processing, Inc.	101,371	9,005,800
Bankrate, Inc. *	28,835	367,935
Blackbaud, Inc.	13,363	606,680
Blackhawk Network Holdings, Inc., Class B *	8,306	304,664
Booz Allen Hamilton Holding Corp.	16,493	490,832
Bottomline Technologies (de), Inc. *	9,545	252,752
Broadridge Financial Solutions, Inc.	26,747	1,423,743
BroadSoft, Inc. *	10,025	315,386
CA, Inc.	71,086	2,311,717
CACI International, Inc., Class A *	5,727	499,910
Cadence Design Systems, Inc. *	63,813	1,171,288
Cardtronics, Inc. *	9,545	349,252
Cass Information Systems, Inc.	2,149	107,880
CDK Global, Inc.	33,533	1,570,350
ChannelAdvisor Corp. *	15,664	154,917
Citrix Systems, Inc. *	34,509	2,197,361
Cognizant Technology Solutions Corp., Class A *	128,443	8,025,761
CommVault Systems, Inc. *	9,545	460,737
Computer Sciences Corp.	32,453	2,301,567
comScore, Inc. *	6,408	330,589
Constant Contact, Inc. *	6,779	280,176
Convergys Corp.	26,726	597,326
CoreLogic, Inc. *	21,440	714,810
Cornerstone OnDemand, Inc. *	15,624	499,421
CoStar Group, Inc. *	6,927	1,379,581
CSG Systems International, Inc.	7,636	228,393
Cvent, Inc. *	10,845	313,963
Dealertrack Technologies, Inc. *	8,636	343,454
Demandware, Inc. *	5,966	376,992
Dice Holdings, Inc. *	11,472	100,495
DST Systems, Inc.	7,636	811,630
EarthLink Holdings Corp.	62,288	265,970
See financial notes    15

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
eBay, Inc. *	237,149	13,733,299
Electronic Arts, Inc. *	68,724	3,929,638
Endurance International Group Holdings, Inc. *(a)	14,035	261,332
Envestnet, Inc. *	6,183	333,140
EPAM Systems, Inc. *	4,324	266,704
Equinix, Inc.	11,143	2,497,982
Euronet Worldwide, Inc. *	11,454	647,151
EVERTEC, Inc.	11,512	240,025
ExlService Holdings, Inc. *	5,727	199,872
Facebook, Inc., Class A *	442,174	34,918,481
FactSet Research Systems, Inc.	9,545	1,484,725
Fair Isaac Corp.	6,183	526,297
Fidelity National Information Services, Inc.	63,437	4,287,707
FireEye, Inc. *	6,284	278,193
Fiserv, Inc. *	52,107	4,067,993
FleetCor Technologies, Inc. *	15,433	2,367,885
Forrester Research, Inc.	2,362	88,858
Fortinet, Inc. *	26,804	900,882
Gartner, Inc. *	19,090	1,586,570
Genpact Ltd. *	27,179	603,917
Gigamon, Inc. *	14,063	282,104
Global Cash Access Holdings, Inc. *	13,434	95,516
Global Payments, Inc.	15,814	1,452,674
Gogo, Inc. *(a)	13,489	242,532
Google, Inc., Class A *	60,051	33,786,494
Google, Inc., Class C *	60,051	33,532,478
GrubHub, Inc. *	4,794	201,396
Guidewire Software, Inc. *	13,900	773,674
Heartland Payment Systems, Inc.	6,326	310,164
HomeAway, Inc. *	18,299	567,178
IAC/InterActiveCorp	17,181	1,158,343
IGATE Corp. *	8,087	346,124
Imperva, Inc. *	6,191	285,405
Infoblox, Inc. *	10,160	236,220
Informatica Corp. *	21,599	927,569
Interactive Intelligence Group, Inc. *	2,362	100,243
Internap Corp. *	34,153	325,137
International Business Machines Corp.	193,325	31,307,050
Intuit, Inc.	61,660	6,019,866
j2 Global, Inc.	9,666	650,038
Jack Henry & Associates, Inc.	19,090	1,250,395
Leidos Holdings, Inc.	14,255	641,760
LinkedIn Corp., Class A *	22,792	6,090,022
LivePerson, Inc. *	12,382	142,826
LogMeIn, Inc. *	4,272	225,134
Manhattan Associates, Inc. *	22,908	1,141,964
ManTech International Corp., Class A	9,690	320,739
Marketo, Inc. *	7,191	200,988
MasterCard, Inc., Class A	206,671	18,627,257
MAXIMUS, Inc.	12,292	728,055
Mentor Graphics Corp.	20,002	469,247
Microsoft Corp.	1,745,615	76,545,218
MicroStrategy, Inc., Class A *	1,909	340,451
Monotype Imaging Holdings, Inc.	7,636	244,428
NetScout Systems, Inc. *	6,239	251,556
NetSuite, Inc. *	8,171	787,848
NeuStar, Inc., Class A *(a)	11,568	306,783
NIC, Inc.	11,454	200,445
Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	50,273	718,904
Oracle Corp.	682,525	29,908,245
Pandora Media, Inc. *	34,510	510,748
Paychex, Inc.	68,724	3,424,861
Pegasystems, Inc.	7,880	155,945
Perficient, Inc. *	26,317	523,182
Progress Software Corp. *	11,932	326,221
Proofpoint, Inc. *	11,985	678,830
PROS Holdings, Inc. *	4,324	105,808
PTC, Inc. *	25,044	867,900
Qlik Technologies, Inc. *	18,338	594,885
Qualys, Inc. *	6,815	313,694
Rackspace Hosting, Inc. *	22,908	1,137,840
Red Hat, Inc. *	40,089	2,770,952
Rovi Corp. *	23,246	578,360
Sabre Corp.	10,140	220,646
salesforce.com, Inc. *	121,114	8,402,889
Science Applications International Corp.	8,146	445,423
SciQuest, Inc. *	17,281	300,862
ServiceNow, Inc. *	26,745	2,039,574
ServiceSource International, Inc. *	66,322	246,718
Shutterstock, Inc. *	2,152	121,696
Silver Spring Networks, Inc. *(a)	23,996	236,121
SolarWinds, Inc. *	12,031	610,333
Solera Holdings, Inc.	13,763	767,150
Splunk, Inc. *	25,828	1,736,933
SPS Commerce, Inc. *	2,795	192,017
SS&C Technologies Holdings, Inc.	12,206	740,660
Sykes Enterprises, Inc. *	8,148	189,441
Symantec Corp.	151,394	3,809,073
Synchronoss Technologies, Inc. *	7,636	337,969
Synopsys, Inc. *	30,797	1,429,289
Syntel, Inc. *	4,638	229,117
Tableau Software, Inc., Class A *	6,816	640,772
Take-Two Interactive Software, Inc. *	19,090	505,694
Tangoe, Inc. *	6,086	75,527
TeleTech Holdings, Inc. *	7,706	187,256
Teradata Corp. *	33,457	1,489,506
Textura Corp. *(a)	11,854	334,401
The Ultimate Software Group, Inc. *	5,727	942,922
The Western Union Co.	112,112	2,188,426
TiVo, Inc. *	28,635	320,139
Total System Services, Inc.	32,988	1,260,142
Twitter, Inc. *	108,348	5,209,372
Tyler Technologies, Inc. *	7,636	911,509
Unisys Corp. *	9,545	216,099
Vantiv, Inc., Class A *	30,807	1,139,551
VeriFone Systems, Inc. *	25,711	904,770
Verint Systems, Inc. *	12,613	767,816
VeriSign, Inc. *	23,590	1,510,232
Virtusa Corp. *	4,424	174,129
Visa, Inc., Class A	103,268	28,017,641
VMware, Inc., Class A *	17,373	1,477,921
Web.com Group, Inc. *	7,636	136,303
WebMD Health Corp. *	9,957	438,606
WEX, Inc. *	7,783	832,703
Workday, Inc., Class A *	18,615	1,591,582
Xerox Corp.	231,067	3,154,065
Xoom Corp. *	8,088	137,900
Yahoo! Inc. *	195,221	8,644,386
16    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Yelp, Inc. *	11,913	571,824
Zillow Group, Inc., Class A *(a)	8,808	1,010,718
Zynga, Inc., Class A *	126,742	291,507
		500,472,237
Technology Hardware & Equipment 6.6%
3D Systems Corp. *(a)	22,038	671,498
ADTRAN, Inc.	13,363	287,705
Amphenol Corp., Class A	68,724	3,880,157
Anixter International, Inc. *	5,774	455,511
Apple, Inc.	1,237,846	159,013,697
ARRIS Group, Inc. *	28,635	841,296
Arrow Electronics, Inc. *	21,640	1,340,814
Aruba Networks, Inc. *	20,999	520,985
Avnet, Inc.	32,453	1,486,672
AVX Corp.	13,421	191,249
Badger Meter, Inc.	2,395	139,868
Belden, Inc.	11,454	1,016,886
Benchmark Electronics, Inc. *	11,642	273,121
Black Box Corp.	2,462	54,139
Brocade Communications Systems, Inc.	95,815	1,187,148
CalAmp Corp. *	8,180	156,647
CDW Corp.	25,439	957,270
Checkpoint Systems, Inc. *	9,975	134,663
Ciena Corp. *	19,090	399,363
Cisco Systems, Inc.	1,079,478	31,855,396
Cognex Corp. *	19,090	853,132
Coherent, Inc. *	5,727	367,903
CommScope Holding Co., Inc. *	18,316	576,954
Comtech Telecommunications Corp.	3,960	141,530
Corning, Inc.	275,116	6,712,830
Cray, Inc. *	14,805	442,225
Daktronics, Inc.	9,810	100,356
Diebold, Inc.	13,363	477,059
Dolby Laboratories, Inc., Class A	9,987	404,174
DTS, Inc. *	3,924	115,640
EchoStar Corp., Class A *	7,910	429,909
Electro Rent Corp.	4,424	57,158
Electronics For Imaging, Inc. *	9,545	387,527
EMC Corp.	425,014	12,299,905
F5 Networks, Inc. *	15,917	1,880,036
Fabrinet *	7,648	137,282
FARO Technologies, Inc. *	5,727	343,448
FEI Co.	8,707	687,766
Finisar Corp. *	19,090	401,081
FLIR Systems, Inc.	32,453	1,047,583
Harmonic, Inc. *	30,720	239,923
Harris Corp.	23,202	1,802,331
Hewlett-Packard Co.	391,881	13,653,134
Infinera Corp. *	38,180	650,969
Ingram Micro, Inc., Class A *	32,453	801,914
Insight Enterprises, Inc. *	9,545	251,034
InterDigital, Inc.	9,545	504,644
InvenSense, Inc. *(a)	13,495	224,962
IPG Photonics Corp. *	5,821	558,234
Itron, Inc. *	7,636	278,561
Jabil Circuit, Inc.	41,998	922,696
JDS Uniphase Corp. *	51,543	709,747
Juniper Networks, Inc.	84,165	2,012,385
Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	36,271	1,361,613
Knowles Corp. *(a)	17,545	335,987
Lexmark International, Inc., Class A	12,629	538,753
Littelfuse, Inc.	3,818	383,022
Maxwell Technologies, Inc. *(a)	23,996	180,930
Methode Electronics, Inc.	8,248	320,765
Motorola Solutions, Inc.	48,874	3,320,500
MTS Systems Corp.	2,340	169,533
National Instruments Corp.	20,999	653,909
NCR Corp. *	32,453	954,443
NetApp, Inc.	68,800	2,659,120
NETGEAR, Inc. *	7,636	246,185
Newport Corp. *	7,748	154,650
OSI Systems, Inc. *	3,865	280,097
Palo Alto Networks, Inc. *	12,542	1,783,723
Plantronics, Inc.	11,454	577,740
Plexus Corp. *	6,269	252,327
Polycom, Inc. *	28,765	397,532
QLogic Corp. *	12,264	184,083
QUALCOMM, Inc.	353,897	25,661,071
Riverbed Technology, Inc. *	33,426	699,940
Rofin-Sinar Technologies, Inc. *	5,920	141,902
Rogers Corp. *	2,395	187,481
SanDisk Corp.	46,933	3,751,355
Sanmina Corp. *	15,272	346,674
ScanSource, Inc. *	4,394	159,766
Seagate Technology plc	68,007	4,156,588
ShoreTel, Inc. *	50,834	378,713
Silicon Graphics International Corp. *	23,496	216,868
Sonus Networks, Inc. *	10,793	184,129
Super Micro Computer, Inc. *	7,680	308,582
SYNNEX Corp.	4,274	325,893
TE Connectivity Ltd.	87,912	6,341,093
Tech Data Corp. *	9,545	567,928
Trimble Navigation Ltd. *	53,452	1,397,235
Ubiquiti Networks, Inc. (a)	6,331	200,313
Universal Display Corp. *	8,178	281,241
ViaSat, Inc. *	9,545	623,670
Vishay Intertechnology, Inc.	29,106	414,469
Western Digital Corp.	44,601	4,771,415
Zebra Technologies Corp., Class A *	11,454	1,042,887
		322,252,242
Telecommunication Services 2.1%
8x8, Inc. *	66,486	492,661
AT&T, Inc.	1,085,340	37,509,350
Atlantic Tele-Network, Inc.	3,818	262,793
CenturyLink, Inc.	119,132	4,510,338
Cincinnati Bell, Inc. *	44,340	148,539
Cogent Communications Holdings, Inc.	9,545	350,492
Consolidated Communications Holdings, Inc.	17,457	371,485
Frontier Communications Corp.	208,081	1,660,486
General Communication, Inc., Class A *	13,452	186,579
Globalstar, Inc. *(a)	51,556	133,015
inContact, Inc. *	67,815	794,114
Iridium Communications, Inc. *	18,573	177,929
Level 3 Communications, Inc. *	58,105	3,129,535
See financial notes    17

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Premiere Global Services, Inc. *	13,363	130,156
SBA Communications Corp., Class A *	27,007	3,368,043
Shenandoah Telecommunications Co.	7,980	232,138
Spok Holdings, Inc.	11,570	215,086
Sprint Corp. *	180,066	921,938
T-Mobile US, Inc. *	53,582	1,769,813
Telephone & Data Systems, Inc.	24,817	631,345
United States Cellular Corp. *	3,818	144,817
Verizon Communications, Inc.	873,653	43,202,141
Vonage Holdings Corp. *	74,505	338,253
Windstream Holdings, Inc.	124,085	979,031
		101,660,077
Transportation 2.4%
Air Transport Services Group, Inc. *	32,653	293,550
Alaska Air Group, Inc.	30,544	1,944,126
Allegiant Travel Co.	3,818	701,061
AMERCO *	967	316,035
American Airlines Group, Inc.	151,551	7,259,293
ArcBest Corp.	6,076	254,463
Avis Budget Group, Inc. *	21,685	1,314,545
C.H. Robinson Worldwide, Inc.	31,304	2,325,887
Con-way, Inc.	11,540	509,722
CSX Corp.	212,421	7,288,164
Delta Air Lines, Inc.	174,667	7,776,175
Expeditors International of Washington, Inc.	43,907	2,120,708
FedEx Corp.	55,742	9,865,219
Forward Air Corp.	7,636	408,526
Genesee & Wyoming, Inc., Class A *	9,545	984,089
Hawaiian Holdings, Inc. *	12,318	228,006
Heartland Express, Inc.	10,050	252,958
Hertz Global Holdings, Inc. *	93,841	2,164,912
Hub Group, Inc., Class A *	7,764	313,433
J.B. Hunt Transport Services, Inc.	19,828	1,695,294
JetBlue Airways Corp. *	59,179	1,017,287
Kansas City Southern	22,932	2,656,443
Kirby Corp. *	11,454	882,874
Knight Transportation, Inc.	9,545	315,558
Landstar System, Inc.	9,060	636,193
Matson, Inc.	9,545	376,741
Norfolk Southern Corp.	66,879	7,300,512
Old Dominion Freight Line, Inc. *	13,921	1,087,509
Ryder System, Inc.	11,454	1,076,561
Saia, Inc. *	4,958	228,217
SkyWest, Inc.	27,262	398,570
Southwest Airlines Co.	140,392	6,070,550
Spirit Airlines, Inc. *	15,497	1,205,357
Swift Transportation Co. *	23,457	663,364
Union Pacific Corp.	188,300	22,644,958
United Continental Holdings, Inc. *	76,542	4,989,008
United Parcel Service, Inc., Class B	147,918	15,047,698
UTi Worldwide, Inc. *	19,270	252,052
Werner Enterprises, Inc.	8,224	263,744
Wesco Aircraft Holdings, Inc. *	9,821	147,413
XPO Logistics, Inc. *	16,500	728,475
		116,005,250
Security	Number of Shares	Value ($)
Utilities 3.1%
AES Corp.	134,041	1,738,512
AGL Resources, Inc.	23,505	1,154,330
ALLETE, Inc.	9,545	523,448
Alliant Energy Corp.	22,908	1,456,949
Ameren Corp.	50,092	2,124,402
American Electric Power Co., Inc.	103,086	5,935,692
American States Water Co.	7,636	306,433
American Water Works Co., Inc.	36,274	1,961,698
Aqua America, Inc.	35,184	930,265
Atmos Energy Corp.	22,966	1,218,117
Avista Corp.	15,272	520,775
Black Hills Corp.	8,160	414,773
California Water Service Group	18,049	458,986
Calpine Corp. *	82,093	1,740,372
CenterPoint Energy, Inc.	88,373	1,837,275
Chesapeake Utilities Corp.	4,072	192,198
Cleco Corp.	11,854	645,213
CMS Energy Corp.	57,270	2,011,895
Connecticut Water Service, Inc.	4,072	151,071
Consolidated Edison, Inc.	61,088	3,857,096
Dominion Resources, Inc.	121,629	8,768,235
DTE Energy Co.	36,955	3,031,419
Duke Energy Corp.	149,497	11,742,989
Dynegy, Inc. *	21,231	591,708
Edison International	67,321	4,325,374
El Paso Electric Co.	9,545	360,992
Entergy Corp.	38,180	3,035,692
Eversource Energy	65,525	3,390,919
Exelon Corp.	179,826	6,099,698
FirstEnergy Corp.	87,894	3,074,532
Great Plains Energy, Inc.	31,050	826,240
Hawaiian Electric Industries, Inc.	19,090	630,924
IDACORP, Inc.	11,454	717,249
Integrys Energy Group, Inc.	15,672	1,171,169
ITC Holdings Corp.	32,521	1,259,538
MDU Resources Group, Inc.	38,686	862,698
MGE Energy, Inc.	12,234	527,163
Middlesex Water Co.	4,090	95,133
National Fuel Gas Co.	17,267	1,112,167
New Jersey Resources Corp.	9,545	597,326
NextEra Energy, Inc.	92,046	9,523,079
NiSource, Inc.	63,737	2,734,955
Northwest Natural Gas Co.	7,636	360,801
NorthWestern Corp.	11,137	603,514
NRG Energy, Inc.	72,024	1,727,135
NRG Yield, Inc., Class A (a)	7,918	406,273
OGE Energy Corp.	42,846	1,392,923
ONE Gas, Inc.	10,484	436,239
Ormat Technologies, Inc. (a)	8,051	274,539
Otter Tail Corp.	14,103	461,450
Pattern Energy Group, Inc.	7,952	221,225
Pepco Holdings, Inc.	53,744	1,458,612
PG&E Corp.	101,375	5,446,879
Piedmont Natural Gas Co., Inc.	17,629	657,562
Pinnacle West Capital Corp.	22,908	1,467,945
PNM Resources, Inc.	17,181	490,518
Portland General Electric Co.	15,272	569,493
PPL Corp.	137,736	4,696,798
Public Service Enterprise Group, Inc.	106,904	4,496,382
18    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Questar Corp.	36,424	851,593
SCANA Corp.	30,596	1,742,442
Sempra Energy	49,726	5,380,353
SJW Corp.	8,501	282,573
South Jersey Industries, Inc.	7,636	432,808
Southwest Gas Corp.	9,545	546,547
TECO Energy, Inc.	49,041	962,675
The Empire District Electric Co.	7,992	202,597
The Laclede Group, Inc.	9,985	516,824
The Southern Co.	187,744	8,596,798
UGI Corp.	34,362	1,167,964
UIL Holdings Corp.	11,955	604,325
Unitil Corp.	6,187	210,234
Vectren Corp.	17,181	767,132
Westar Energy, Inc.	25,303	983,022
WGL Holdings, Inc.	11,454	611,071
Wisconsin Energy Corp.	49,634	2,530,341
Xcel Energy, Inc.	105,049	3,706,129
		148,922,415
Total Common Stock
(Cost $3,830,817,561)		4,879,176,093

Rights 0.0% of net assets
Telecommunication Services 0.0%
Contra Leap Wireless CVR *(c)(d)	8,528	21,491
Total Rights
(Cost $21,491)		21,491

Other Investment Companies 0.6% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	7,190,678	7,190,678
Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	22,452,037	22,452,037
Total Other Investment Companies
(Cost $29,642,715)		29,642,715
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.00%, 03/19/15 (f)(g)	100,000	100,000
0.01%, 03/19/15 (f)(g)	175,000	174,999
0.02%, 03/19/15 (f)(g)	110,000	109,999
Total Short-Term Investments
(Cost $384,998)		384,998

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $3,861,841,038 and the unrealized appreciation and depreciation were $1,098,371,730 and ($50,987,471), respectively, with a net unrealized appreciation of $1,047,384,259.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,936,773. Non-Cash Collateral pledged to the fund for securities on loan amounted to $427,976.
(b)	Issuer is affiliated with the fund's adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,491 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	The rate shown is the purchase yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/20/15	10	1,051,400	6
See financial notes    19

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	3,276,386,665	4,132,164,077
0.1%	Other Investment Companies	5,390,818	5,390,818
0.0%	Short-Term Investment	459,995	459,997
99.9%	Total Investments	3,282,237,478	4,138,014,892
0.1%	Other Assets and Liabilities, Net		5,325,641
100.0%	Net Assets		4,143,340,533

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
Autoliv, Inc.	18,948	2,131,650
BorgWarner, Inc.	44,927	2,761,213
Delphi Automotive plc	59,921	4,724,172
Ford Motor Co.	775,575	12,672,896
General Motors Co.	273,232	10,194,286
Harley-Davidson, Inc.	44,412	2,823,271
Johnson Controls, Inc.	132,240	6,719,114
Lear Corp.	15,660	1,705,687
Tesla Motors, Inc. *	19,025	3,868,544
The Goodyear Tire & Rubber Co.	54,969	1,469,321
TRW Automotive Holdings Corp. *	22,260	2,320,382
		51,390,536
Banks 5.4%
Bank of America Corp.	2,119,272	33,505,690
BB&T Corp.	145,270	5,527,523
BOK Financial Corp.	3,626	213,934
CIT Group, Inc.	36,239	1,676,054
Citigroup, Inc.	610,270	31,990,353
Comerica, Inc.	36,311	1,662,318
Cullen/Frost Bankers, Inc.	10,181	690,272
Fifth Third Bancorp	169,689	3,285,179
First Republic Bank	23,920	1,363,440
Hudson City Bancorp, Inc.	90,698	885,212
Huntington Bancshares, Inc.	162,687	1,779,796
JPMorgan Chase & Co.	753,672	46,185,020
KeyCorp	181,078	2,522,417
M&T Bank Corp.	26,771	3,239,291
New York Community Bancorp, Inc.	87,201	1,448,409
People's United Financial, Inc.	62,598	947,108
Regions Financial Corp.	270,141	2,596,055
Security	Number of Shares	Value ($)
SunTrust Banks, Inc.	103,951	4,261,991
The PNC Financial Services Group, Inc.	106,419	9,786,291
U.S. Bancorp	362,563	16,173,935
Wells Fargo & Co.	958,815	52,533,474
Zions Bancorp	38,220	1,021,812
		223,295,574
Capital Goods 7.5%
3M Co.	129,009	21,757,368
AGCO Corp.	17,328	861,895
Allison Transmission Holdings, Inc.	33,034	1,051,142
AMETEK, Inc.	48,534	2,579,097
B/E Aerospace, Inc. *	22,591	1,435,432
Carlisle Cos., Inc.	11,972	1,114,234
Caterpillar, Inc.	122,866	10,185,591
Chicago Bridge & Iron Co. N.V.	17,298	798,476
Colfax Corp. *	18,708	985,537
Cummins, Inc.	34,703	4,935,808
Danaher Corp.	128,535	11,218,535
Deere & Co.	72,064	6,528,998
Donaldson Co., Inc.	26,572	984,227
Dover Corp.	33,424	2,408,199
Eaton Corp. plc	95,729	6,797,716
Emerson Electric Co.	138,466	8,019,951
Fastenal Co.	54,455	2,262,605
Flowserve Corp.	27,058	1,681,113
Fluor Corp.	32,902	1,908,316
Fortune Brands Home & Security, Inc.	33,363	1,545,374
General Dynamics Corp.	63,746	8,846,670
General Electric Co.	2,036,516	52,929,051
Honeywell International, Inc.	158,015	16,240,782
Hubbell, Inc., Class B	10,427	1,186,593
IDEX Corp.	24,220	1,871,237
Illinois Tool Works, Inc.	72,975	7,214,308
Ingersoll-Rand plc	53,443	3,590,835
Jacobs Engineering Group, Inc. *	26,519	1,175,852
Joy Global, Inc.	21,359	946,631
KLX, Inc. *	10,431	416,614
L-3 Communications Holdings, Inc.	17,132	2,217,395
Lincoln Electric Holdings, Inc.	16,430	1,134,327
Lockheed Martin Corp.	54,355	10,873,718
Masco Corp.	72,300	1,893,537
MSC Industrial Direct Co., Inc., Class A	9,105	664,574
Nordson Corp.	11,786	906,697
Northrop Grumman Corp.	41,453	6,869,177
Oshkosh Corp.	16,821	820,697
Owens Corning	20,559	815,370
PACCAR, Inc.	70,649	4,525,068
Pall Corp.	21,985	2,216,308
Parker-Hannifin Corp.	29,616	3,633,587
Pentair plc	36,319	2,414,124
Precision Castparts Corp.	29,121	6,298,872
Quanta Services, Inc. *	43,311	1,246,491
Raytheon Co.	61,401	6,678,587
Rockwell Automation, Inc.	26,720	3,127,309
Rockwell Collins, Inc.	26,614	2,370,775
Roper Industries, Inc.	19,716	3,303,810
Sensata Technologies Holding N.V. *	33,079	1,777,665
20    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Snap-on, Inc.	11,507	1,694,176
SolarCity Corp. *(a)	9,858	506,307
SPX Corp.	8,668	772,579
Stanley Black & Decker, Inc.	31,501	3,097,808
Textron, Inc.	55,932	2,478,347
The Boeing Co.	134,625	20,308,181
The Timken Co.	15,171	644,464
TransDigm Group, Inc.	10,078	2,185,515
Trinity Industries, Inc.	31,267	1,051,197
United Rentals, Inc. *	20,414	1,899,727
United Technologies Corp.	169,928	20,715,922
W.W. Grainger, Inc.	11,955	2,832,259
WABCO Holdings, Inc. *	10,035	1,172,389
Wabtec Corp.	18,980	1,801,012
Xylem, Inc.	36,254	1,294,268
		309,720,426
Commercial & Professional Services 0.8%
Cintas Corp.	20,100	1,677,948
Copart, Inc. *	22,140	828,479
Equifax, Inc.	23,880	2,229,676
IHS, Inc., Class A *	13,533	1,590,533
ManpowerGroup, Inc.	15,185	1,221,785
Nielsen N.V.	66,569	3,009,584
Republic Services, Inc.	48,280	1,975,618
Robert Half International, Inc.	25,557	1,583,512
Rollins, Inc.	15,154	508,265
Stericycle, Inc. *	17,018	2,296,919
The ADT Corp.	38,523	1,510,872
The Dun & Bradstreet Corp.	6,574	870,924
Towers Watson & Co., Class A	13,930	1,831,795
Tyco International plc	86,160	3,637,675
Verisk Analytics, Inc., Class A *	29,709	2,133,403
Waste Connections, Inc.	26,614	1,250,060
Waste Management, Inc.	86,177	4,694,923
		32,851,971
Consumer Durables & Apparel 1.5%
Carter's, Inc.	11,659	1,034,969
Coach, Inc.	55,973	2,437,624
D.R. Horton, Inc.	64,640	1,765,318
Fossil Group, Inc. *	9,037	777,272
Garmin Ltd.	23,903	1,186,306
Hanesbrands, Inc.	20,036	2,555,391
Harman International Industries, Inc.	13,544	1,868,937
Hasbro, Inc.	23,002	1,433,370
Jarden Corp. *	35,314	1,874,114
Leggett & Platt, Inc.	27,931	1,258,292
Lennar Corp., Class A	38,377	1,926,909
lululemon athletica, Inc. *	20,398	1,396,039
Mattel, Inc.	69,309	1,824,213
Michael Kors Holdings Ltd. *	41,111	2,771,292
Mohawk Industries, Inc. *	13,291	2,450,196
Newell Rubbermaid, Inc.	52,638	2,068,147
NIKE, Inc., Class B	140,766	13,671,194
NVR, Inc. *	784	1,044,288
Polaris Industries, Inc.	12,944	1,984,704
PulteGroup, Inc.	70,735	1,595,782
PVH Corp.	16,501	1,757,852
Ralph Lauren Corp.	11,726	1,611,270
Security	Number of Shares	Value ($)
Toll Brothers, Inc. *	30,243	1,158,609
Under Armour, Inc., Class A *	33,276	2,562,585
VF Corp.	69,438	5,323,117
Whirlpool Corp.	15,357	3,254,916
		62,592,706
Consumer Services 1.9%
Aramark	26,688	844,675
Carnival Corp.	92,207	4,056,186
Chipotle Mexican Grill, Inc. *	6,324	4,205,270
Darden Restaurants, Inc.	25,097	1,606,208
Dunkin' Brands Group, Inc.	20,519	961,520
Extended Stay America, Inc.	15,311	295,502
H&R Block, Inc.	53,192	1,816,507
Hilton Worldwide Holdings, Inc. *	84,399	2,385,960
Hyatt Hotels Corp., Class A *	11,920	721,637
International Game Technology	51,443	917,743
Las Vegas Sands Corp.	73,020	4,154,838
Marriott International, Inc., Class A	42,339	3,518,371
McDonald's Corp.	196,591	19,442,850
MGM Resorts International *	74,551	1,619,993
Norwegian Cruise Line Holdings Ltd. *	19,108	942,407
Royal Caribbean Cruises Ltd.	34,255	2,617,767
Starbucks Corp.	151,781	14,189,247
Starwood Hotels & Resorts Worldwide, Inc.	35,249	2,831,552
Wyndham Worldwide Corp.	23,960	2,191,861
Wynn Resorts Ltd.	15,689	2,235,683
Yum! Brands, Inc.	88,759	7,199,242
		78,755,019
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	10,877	2,354,000
Ally Financial, Inc. *	87,405	1,816,276
American Express Co.	180,230	14,704,966
Ameriprise Financial, Inc.	37,107	4,958,608
Berkshire Hathaway, Inc., Class B *	368,144	54,268,107
BlackRock, Inc.	25,781	9,575,579
Capital One Financial Corp.	112,179	8,829,609
CME Group, Inc.	65,863	6,318,237
Discover Financial Services	90,960	5,546,741
Eaton Vance Corp.	24,709	1,040,249
Franklin Resources, Inc.	86,563	4,659,686
Intercontinental Exchange, Inc.	22,414	5,275,359
Invesco Ltd.	86,300	3,475,301
Legg Mason, Inc.	20,012	1,146,087
Leucadia National Corp.	61,665	1,463,310
LPL Financial Holdings, Inc.	15,519	696,182
McGraw Hill Financial, Inc.	54,240	5,592,144
Moody's Corp.	36,640	3,551,882
Morgan Stanley	306,787	10,979,907
MSCI, Inc.	25,161	1,411,784
Navient Corp.	86,035	1,841,149
Northern Trust Corp.	44,669	3,119,236
Raymond James Financial, Inc.	23,836	1,361,751
Santander Consumer USA Holdings, Inc.	20,434	460,378
SEI Investments Co.	28,605	1,231,159
State Street Corp.	83,264	6,199,005
See financial notes    21

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Synchrony Financial *	24,895	795,395
T. Rowe Price Group, Inc.	52,926	4,371,688
TD Ameritrade Holding Corp.	54,771	1,986,544
The Bank of New York Mellon Corp.	228,377	8,938,676
The Charles Schwab Corp. (b)	232,787	6,829,971
The Goldman Sachs Group, Inc.	82,600	15,676,654
The NASDAQ OMX Group, Inc.	25,373	1,272,710
Voya Financial, Inc.	39,930	1,764,507
		203,512,837
Energy 7.8%
Anadarko Petroleum Corp.	100,927	8,501,081
Antero Resources Corp. *(a)	10,791	425,705
Apache Corp.	77,785	5,121,364
Baker Hughes, Inc.	87,384	5,462,374
Cabot Oil & Gas Corp.	85,477	2,478,833
Cameron International Corp. *	48,237	2,270,998
Cheniere Energy, Inc. *	43,547	3,511,195
Chesapeake Energy Corp.	109,495	1,826,377
Chevron Corp.	384,377	41,005,338
Cimarex Energy Co.	16,873	1,850,631
Cobalt International Energy, Inc. *	58,292	596,910
Concho Resources, Inc. *	21,997	2,395,913
ConocoPhillips	247,405	16,130,806
CONSOL Energy, Inc.	44,450	1,431,290
Continental Resources, Inc. *	16,758	745,563
Core Laboratories N.V.	8,649	950,698
CVR Energy, Inc. (a)	3,339	140,205
Denbury Resources, Inc.	72,817	611,663
Devon Energy Corp.	77,906	4,798,231
Diamond Offshore Drilling, Inc. (a)	13,444	409,101
Dresser-Rand Group, Inc. *	14,905	1,213,118
Ensco plc, Class A	46,028	1,126,305
EOG Resources, Inc.	111,154	9,972,737
EQT Corp.	29,574	2,360,301
Exxon Mobil Corp.	856,683	75,850,713
FMC Technologies, Inc. *	47,647	1,902,545
Halliburton Co.	171,435	7,361,419
Helmerich & Payne, Inc.	23,142	1,551,902
Hess Corp.	51,490	3,865,869
HollyFrontier Corp.	41,482	1,824,793
Kinder Morgan, Inc.	341,760	14,015,578
Marathon Oil Corp.	132,249	3,684,457
Marathon Petroleum Corp.	56,252	5,906,460
Murphy Oil Corp.	34,761	1,768,987
Nabors Industries Ltd.	57,927	742,045
National Oilwell Varco, Inc.	86,145	4,681,981
Noble Corp. plc	49,574	824,911
Noble Energy, Inc.	73,328	3,463,281
Oasis Petroleum, Inc. *	18,550	265,821
Occidental Petroleum Corp.	155,525	12,112,287
Oceaneering International, Inc.	21,360	1,164,761
ONEOK, Inc.	41,393	1,832,054
Peabody Energy Corp. (a)	54,293	428,915
Phillips 66	110,915	8,702,391
Pioneer Natural Resources Co.	30,694	4,681,449
QEP Resources, Inc.	34,604	743,294
Range Resources Corp.	32,860	1,627,884
Schlumberger Ltd.	262,218	22,068,267
SM Energy Co.	13,144	637,747
Southwestern Energy Co. *	72,542	1,819,353
Security	Number of Shares	Value ($)
Spectra Energy Corp.	137,038	4,863,479
Superior Energy Services, Inc.	31,217	698,636
Tesoro Corp.	25,724	2,362,492
The Williams Cos., Inc.	134,803	6,610,739
Transocean Ltd. (a)	67,393	1,087,049
Valero Energy Corp.	106,746	6,585,161
Weatherford International plc *	153,582	1,948,956
Whiting Petroleum Corp. *	34,764	1,176,066
		324,198,479
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	87,840	12,908,966
CVS Health Corp.	233,314	24,234,325
Sprouts Farmers Market, Inc. *	26,086	960,226
Sysco Corp.	118,700	4,628,113
The Kroger Co.	99,653	7,090,311
Wal-Mart Stores, Inc.	318,586	26,738,923
Walgreens Boots Alliance, Inc.	175,820	14,607,126
Whole Foods Market, Inc.	74,026	4,181,729
		95,349,719
Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	399,294	22,476,259
Archer-Daniels-Midland Co.	132,233	6,331,316
Brown-Forman Corp., Class B	31,842	2,919,593
Bunge Ltd.	28,825	2,357,309
Campbell Soup Co.	34,930	1,627,389
Coca-Cola Enterprises, Inc.	44,414	2,051,927
ConAgra Foods, Inc.	84,205	2,945,491
Constellation Brands, Inc., Class A *	35,842	4,111,794
Dr. Pepper Snapple Group, Inc.	39,646	3,123,708
Flowers Foods, Inc.	36,631	792,695
General Mills, Inc.	122,658	6,597,774
Hormel Foods Corp.	27,945	1,635,062
Ingredion, Inc.	15,472	1,271,953
Kellogg Co.	51,291	3,307,244
Keurig Green Mountain, Inc.	24,049	3,068,171
Kraft Foods Group, Inc.	118,840	7,612,890
Lorillard, Inc.	71,073	4,862,815
McCormick & Co., Inc. Non-Voting Shares	26,288	1,981,589
Mead Johnson Nutrition Co.	41,711	4,369,644
Molson Coors Brewing Co., Class B	31,217	2,369,058
Mondelez International, Inc., Class A	340,484	12,575,777
Monster Beverage Corp. *	28,673	4,046,334
PepsiCo, Inc.	301,914	29,883,448
Philip Morris International, Inc.	314,865	26,121,200
Pilgrim's Pride Corp. (a)	12,251	336,045
Reynolds American, Inc.	62,813	4,749,919
The Coca-Cola Co.	797,657	34,538,548
The Hershey Co.	29,735	3,085,898
The J.M. Smucker Co.	20,395	2,352,563
Tyson Foods, Inc., Class A	58,464	2,415,148
		205,918,561
Health Care Equipment & Services 4.8%
Abbott Laboratories	302,502	14,329,520
Aetna, Inc.	70,015	6,969,993
AmerisourceBergen Corp.	42,995	4,418,166
Anthem, Inc.	53,604	7,850,306
22    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Baxter International, Inc.	109,479	7,570,473
Becton Dickinson & Co.	38,402	5,634,341
Boston Scientific Corp. *	263,478	4,452,778
C.R. Bard, Inc.	15,375	2,600,527
Cardinal Health, Inc.	67,671	5,954,371
CareFusion Corp. *	41,885	2,516,451
Cerner Corp. *	59,243	4,269,051
Cigna Corp.	52,836	6,426,443
Community Health Systems, Inc. *	23,835	1,156,474
DaVita HealthCare Partners, Inc. *	34,842	2,599,213
DENTSPLY International, Inc.	29,594	1,568,778
Edwards Lifesciences Corp. *	21,730	2,890,525
Envision Healthcare Holdings, Inc. *	25,867	947,250
Express Scripts Holding Co. *	149,560	12,681,192
HCA Holdings, Inc. *	63,384	4,534,491
Henry Schein, Inc. *	16,856	2,360,683
Hologic, Inc. *	51,366	1,663,231
Humana, Inc.	30,365	4,991,399
IDEXX Laboratories, Inc. *	10,148	1,591,511
IMS Health Holdings, Inc. *	13,288	349,740
Intuitive Surgical, Inc. *	7,323	3,661,500
Laboratory Corp. of America Holdings *	20,329	2,501,122
McKesson Corp.	46,270	10,581,949
MEDNAX, Inc. *	20,556	1,469,137
Medtronic plc	286,004	22,191,050
Omnicare, Inc.	20,209	1,550,839
Patterson Cos., Inc.	17,107	856,633
Premier, Inc., Class A *	5,441	199,467
Quest Diagnostics, Inc.	29,864	2,094,661
ResMed, Inc.	27,146	1,747,117
Sirona Dental Systems, Inc. *	11,787	1,070,495
St. Jude Medical, Inc.	57,514	3,835,034
Stryker Corp.	61,224	5,800,974
Tenet Healthcare Corp. *	21,930	1,015,359
The Cooper Cos., Inc.	9,076	1,488,192
UnitedHealth Group, Inc.	194,389	22,088,422
Universal Health Services, Inc., Class B	18,626	2,111,257
Varian Medical Systems, Inc. *	19,077	1,773,589
Zimmer Holdings, Inc.	33,690	4,055,939
		200,419,643
Household & Personal Products 1.9%
Avon Products, Inc.	87,725	746,540
Church & Dwight Co., Inc.	26,814	2,282,944
Colgate-Palmolive Co.	174,038	12,325,371
Coty, Inc., Class A *	13,588	307,089
Energizer Holdings, Inc.	12,197	1,632,324
Herbalife Ltd. (a)	11,720	363,437
Kimberly-Clark Corp.	74,347	8,152,892
The Clorox Co.	27,030	2,936,539
The Estee Lauder Cos., Inc., Class A	45,001	3,720,233
The Procter & Gamble Co.	545,015	46,397,127
		78,864,496
Insurance 2.9%
ACE Ltd.	66,085	7,534,351
Aflac, Inc.	90,427	5,629,081
Alleghany Corp. *	3,385	1,599,548
Security	Number of Shares	Value ($)
American Financial Group, Inc.	21,832	1,375,416
American International Group, Inc.	286,074	15,828,474
Aon plc	57,658	5,786,557
Arch Capital Group Ltd. *	26,995	1,597,024
Arthur J. Gallagher & Co.	30,324	1,424,925
Axis Capital Holdings Ltd.	19,876	1,030,173
Brown & Brown, Inc.	24,982	802,921
Cincinnati Financial Corp.	36,923	1,948,057
CNA Financial Corp.	6,744	282,102
Erie Indemnity Co., Class A	4,998	434,376
Everest Re Group Ltd.	9,024	1,601,128
FNF Group	54,612	2,005,353
Genworth Financial, Inc., Class A *	96,338	746,619
HCC Insurance Holdings, Inc.	20,450	1,142,746
Lincoln National Corp.	51,337	2,959,065
Loews Corp.	59,716	2,448,953
Markel Corp. *	2,606	1,942,617
Marsh & McLennan Cos., Inc.	110,388	6,279,973
MetLife, Inc.	229,837	11,682,615
PartnerRe Ltd.	8,956	1,025,462
Principal Financial Group, Inc.	54,683	2,798,129
Prudential Financial, Inc.	92,725	7,496,816
Reinsurance Group of America, Inc.	13,476	1,203,542
RenaissanceRe Holdings Ltd.	8,791	901,341
The Allstate Corp.	85,867	6,062,210
The Chubb Corp.	48,279	4,849,626
The Hartford Financial Services Group, Inc.	85,757	3,512,607
The Progressive Corp.	104,561	2,786,551
The Travelers Cos., Inc.	67,507	7,252,952
Torchmark Corp.	25,639	1,365,277
Unum Group	50,236	1,685,920
W.R. Berkley Corp.	21,643	1,080,202
Willis Group Holdings plc	35,235	1,681,414
XL Group plc	50,970	1,845,114
		121,629,237
Materials 3.4%
Air Products & Chemicals, Inc.	38,290	5,978,601
Airgas, Inc.	13,743	1,610,955
Albemarle Corp.	22,793	1,289,400
Alcoa, Inc.	234,360	3,466,184
Ashland, Inc.	12,197	1,556,581
Avery Dennison Corp.	18,833	1,008,507
Axalta Coating Systems Ltd. *	11,172	317,285
Ball Corp.	28,380	2,035,130
Celanese Corp., Series A	31,227	1,783,374
CF Industries Holdings, Inc.	10,365	3,174,074
Crown Holdings, Inc. *	27,951	1,481,403
E.I. du Pont de Nemours & Co.	181,950	14,164,808
Eastman Chemical Co.	28,785	2,143,331
Ecolab, Inc.	54,604	6,308,946
FMC Corp.	26,667	1,690,955
Freeport-McMoRan, Inc.	207,431	4,486,733
Huntsman Corp.	37,859	850,313
International Flavors & Fragrances, Inc.	16,430	2,003,310
International Paper Co.	85,175	4,804,722
LyondellBasell Industries N.V., Class A	85,043	7,306,044
Martin Marietta Materials, Inc.	12,016	1,710,237
See financial notes    23

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MeadWestvaco Corp.	34,657	1,838,900
Monsanto Co.	97,275	11,714,828
Newmont Mining Corp.	100,516	2,646,586
Nucor Corp.	64,653	3,040,631
Owens-Illinois, Inc. *	34,883	912,539
Packaging Corp. of America	18,680	1,547,825
PPG Industries, Inc.	27,292	6,423,991
Praxair, Inc.	58,902	7,533,566
Reliance Steel & Aluminum Co.	15,332	874,077
Rock-Tenn Co., Class A	27,460	1,884,854
Royal Gold, Inc.	11,943	861,090
RPM International, Inc.	25,342	1,281,038
Sealed Air Corp.	46,731	2,202,432
Sigma-Aldrich Corp.	24,757	3,417,951
The Dow Chemical Co.	224,794	11,068,857
The Mosaic Co.	66,724	3,553,720
The Sherwin-Williams Co.	16,145	4,604,554
The Valspar Corp.	20,192	1,749,637
Vulcan Materials Co.	32,171	2,670,193
W.R. Grace & Co. *	15,044	1,491,613
Westlake Chemical Corp.	8,349	557,379
		141,047,154
Media 3.7%
AMC Networks, Inc., Class A *	12,213	879,580
Cablevision Systems Corp., Class A	45,273	850,227
CBS Corp., Class B Non-Voting Shares	97,123	5,739,969
Charter Communications, Inc., Class A *	17,652	3,187,951
Comcast Corp., Class A	523,347	31,076,345
DIRECTV *	100,636	8,916,350
Discovery Communications, Inc., Class A *	29,659	957,986
Discovery Communications, Inc., Class C *	54,654	1,667,494
DISH Network Corp., Class A *	41,479	3,112,584
Gannett Co., Inc.	46,657	1,651,658
Liberty Global plc, Class A *	51,156	2,765,493
Liberty Global plc, Series C *	121,088	6,317,161
Liberty Media Corp., Class A *	20,122	776,005
Liberty Media Corp., Class C *	40,244	1,553,418
News Corp., Class A *	98,767	1,706,200
Omnicom Group, Inc.	48,712	3,874,553
Scripps Networks Interactive, Inc., Class A	21,581	1,560,306
Sirius XM Holdings, Inc. *	515,204	2,004,144
The Interpublic Group of Cos., Inc.	83,840	1,869,632
The Madison Square Garden Co., Class A *	11,598	908,703
The Walt Disney Co.	316,479	32,939,134
Time Warner Cable, Inc.	56,009	8,628,186
Time Warner, Inc.	168,931	13,828,692
Twenty-First Century Fox, Inc., Class A	374,077	13,092,695
Viacom, Inc., Class B	74,985	5,244,451
		155,108,917
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	320,453	19,387,406
Actavis plc *	53,630	15,625,637
Agilent Technologies, Inc.	68,417	2,887,882
Alexion Pharmaceuticals, Inc. *	39,638	7,149,506
Allergan, Inc.	59,844	13,928,093
Amgen, Inc.	153,575	24,221,849
Biogen Idec, Inc. *	47,773	19,567,343
BioMarin Pharmaceutical, Inc. *	30,460	3,261,352
Bristol-Myers Squibb Co.	334,304	20,365,800
Celgene Corp. *	161,171	19,587,112
Eli Lilly & Co.	197,843	13,882,643
Endo International plc *	34,910	2,988,296
Gilead Sciences, Inc. *	304,818	31,557,807
Hospira, Inc. *	34,566	3,025,908
Illumina, Inc. *	28,655	5,600,906
Incyte Corp. *	30,305	2,601,684
Jazz Pharmaceuticals plc *	11,951	2,032,746
Johnson & Johnson	566,099	58,030,808
Mallinckrodt plc *	24,442	2,852,870
Medivation, Inc. *	15,969	1,876,837
Merck & Co., Inc.	577,478	33,805,562
Mettler-Toledo International, Inc. *	5,539	1,740,188
Mylan, Inc. *	75,693	4,339,101
PerkinElmer, Inc.	23,006	1,081,282
Perrigo Co., plc	28,404	4,387,566
Pfizer, Inc.	1,270,125	43,590,690
Pharmacyclics, Inc. *	13,194	2,848,980
Puma Biotechnology, Inc. *	3,886	827,757
Quintiles Transnational Holdings, Inc. *	13,302	864,364
Regeneron Pharmaceuticals, Inc. *	14,806	6,127,315
Salix Pharmaceuticals Ltd. *	12,551	1,973,017
Seattle Genetics, Inc. *	21,751	788,474
Thermo Fisher Scientific, Inc.	80,600	10,478,000
Vertex Pharmaceuticals, Inc. *	48,377	5,777,665
Waters Corp. *	16,781	2,020,097
Zoetis, Inc.	99,530	4,587,338
		395,669,881
Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	13,750	1,318,763
American Campus Communities, Inc.	20,096	829,362
American Capital Agency Corp.	68,845	1,475,693
American Realty Capital Properties, Inc.	181,730	1,782,771
American Tower Corp.	80,636	7,994,253
Annaly Capital Management, Inc.	187,755	1,993,958
Apartment Investment & Management Co., Class A	28,365	1,068,793
AvalonBay Communities, Inc.	26,325	4,431,551
Boston Properties, Inc.	30,153	4,143,324
Brixmor Property Group, Inc.	39,044	991,718
Camden Property Trust	16,430	1,195,940
CBRE Group, Inc., Class A *	54,762	1,876,146
Corrections Corp. of America	21,734	866,969
Crown Castle International Corp.	67,842	5,855,443
DDR Corp.	61,420	1,163,295
Digital Realty Trust, Inc.	28,114	1,866,207
Duke Realty Corp.	82,182	1,755,408
24    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Equity Residential	72,465	5,581,979
Essex Property Trust, Inc.	13,774	3,063,751
Extra Space Storage, Inc.	21,647	1,423,940
Federal Realty Investment Trust	13,144	1,866,842
General Growth Properties, Inc.	125,654	3,645,223
HCP, Inc.	95,965	4,065,077
Health Care REIT, Inc.	68,345	5,270,083
Host Hotels & Resorts, Inc.	156,951	3,295,971
Iron Mountain, Inc.	39,306	1,444,496
Jones Lang LaSalle, Inc.	8,405	1,355,306
Kilroy Realty Corp.	15,622	1,155,559
Kimco Realty Corp.	80,550	2,116,854
Lamar Advertising Co., Class A	15,814	918,793
Liberty Property Trust	28,201	1,049,641
National Retail Properties, Inc.	24,784	997,308
Plum Creek Timber Co., Inc.	36,413	1,581,781
Prologis, Inc.	102,040	4,358,128
Public Storage	29,043	5,727,860
Rayonier, Inc.	24,645	675,519
Realogy Holdings Corp. *	28,555	1,313,530
Realty Income Corp.	45,165	2,260,960
Regency Centers Corp.	18,073	1,186,131
Senior Housing Properties Trust	43,642	975,399
Simon Property Group, Inc.	63,537	12,094,903
SL Green Realty Corp.	18,733	2,377,780
Taubman Centers, Inc.	12,015	869,165
The Macerich Co.	28,060	2,347,219
UDR, Inc.	49,464	1,579,880
Urban Edge Properties *	17,253	413,037
Ventas, Inc.	66,519	4,953,670
Vornado Realty Trust	34,558	3,802,762
Weingarten Realty Investors	21,715	786,517
Weyerhaeuser Co.	105,827	3,715,586
WP Carey, Inc.	18,462	1,266,124
		130,146,368
Retailing 4.7%
Advance Auto Parts, Inc.	14,804	2,293,584
Amazon.com, Inc. *	77,005	29,274,221
AutoNation, Inc. *	15,508	953,742
AutoZone, Inc. *	6,749	4,337,447
Bed Bath & Beyond, Inc. *	36,032	2,690,149
Best Buy Co., Inc.	59,993	2,285,733
CarMax, Inc. *	44,816	3,007,602
Dick's Sporting Goods, Inc.	20,001	1,081,854
Dillard's, Inc., Class A	5,809	756,099
Dollar General Corp. *	61,302	4,451,751
Dollar Tree, Inc. *	42,856	3,414,766
Expedia, Inc.	19,138	1,755,912
Family Dollar Stores, Inc.	18,457	1,453,304
Foot Locker, Inc.	28,589	1,605,844
GameStop Corp., Class A (a)	23,104	854,155
Genuine Parts Co.	30,052	2,887,396
Groupon, Inc. *	73,210	598,858
Kohl's Corp.	39,769	2,934,952
L Brands, Inc.	48,099	4,418,374
Liberty Interactive Corp., Class A *	95,871	2,831,071
LKQ Corp. *	59,148	1,453,562
Lowe's Cos., Inc.	194,744	14,428,583
Macy's, Inc.	69,265	4,413,566
Netflix, Inc. *	12,299	5,840,918
Security	Number of Shares	Value ($)
Nordstrom, Inc.	28,614	2,301,424
O'Reilly Automotive, Inc. *	20,482	4,262,919
PetSmart, Inc.	20,113	1,667,569
Ross Stores, Inc.	42,943	4,543,799
Sally Beauty Holdings, Inc. *	23,852	799,519
Signet Jewelers Ltd.	16,463	1,973,584
Staples, Inc.	128,677	2,157,270
Target Corp.	128,195	9,849,222
The Gap, Inc.	54,594	2,271,110
The Home Depot, Inc.	265,803	30,500,894
The Priceline Group, Inc. *	10,560	13,067,789
The TJX Cos., Inc.	139,960	9,606,854
Tiffany & Co.	21,663	1,911,110
Tractor Supply Co.	28,096	2,475,820
TripAdvisor, Inc. *	22,082	1,970,819
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,603	1,914,758
Urban Outfitters, Inc. *	21,446	835,536
Williams-Sonoma, Inc.	18,116	1,457,432
		193,590,871
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	58,631	2,169,933
Analog Devices, Inc.	64,230	3,760,024
Applied Materials, Inc.	247,135	6,190,732
Avago Technologies Ltd.	51,345	6,552,649
Broadcom Corp., Class A	110,151	4,982,130
Cree, Inc. *	25,054	983,620
First Solar, Inc. *	15,037	898,386
Freescale Semiconductor Ltd. *	18,951	684,321
Intel Corp.	978,603	32,538,550
KLA-Tencor Corp.	32,897	2,136,825
Lam Research Corp.	32,973	2,718,954
Linear Technology Corp.	48,548	2,339,285
Marvell Technology Group Ltd.	82,944	1,337,057
Maxim Integrated Products, Inc.	57,829	1,989,028
Microchip Technology, Inc.	39,724	2,036,649
Micron Technology, Inc. *	218,368	6,697,347
NVIDIA Corp.	105,265	2,322,146
Skyworks Solutions, Inc.	39,432	3,460,158
Texas Instruments, Inc.	212,503	12,495,176
Xilinx, Inc.	52,620	2,229,509
		98,522,479
Software & Services 10.4%
Accenture plc, Class A	128,379	11,557,961
Activision Blizzard, Inc.	100,873	2,352,358
Adobe Systems, Inc. *	96,472	7,630,935
Akamai Technologies, Inc. *	34,656	2,408,939
Alliance Data Systems Corp. *	12,953	3,607,540
Amdocs Ltd.	31,585	1,658,213
ANSYS, Inc. *	18,083	1,554,596
Autodesk, Inc. *	46,517	2,988,252
Automatic Data Processing, Inc.	97,615	8,672,117
CA, Inc.	64,756	2,105,865
Cadence Design Systems, Inc. *	55,883	1,025,732
CDK Global, Inc.	32,353	1,515,091
Citrix Systems, Inc. *	31,801	2,024,929
Cognizant Technology Solutions Corp., Class A *	124,217	7,761,699
See financial notes    25

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Computer Sciences Corp.	28,595	2,027,957
eBay, Inc. *	228,496	13,232,203
Electronic Arts, Inc. *	61,628	3,523,889
Equinix, Inc.	10,771	2,414,589
Facebook, Inc., Class A *	423,755	33,463,932
FactSet Research Systems, Inc.	8,285	1,288,732
Fidelity National Information Services, Inc.	57,861	3,910,825
FireEye, Inc. *	5,700	252,339
Fiserv, Inc. *	48,443	3,781,945
FleetCor Technologies, Inc. *	15,159	2,325,845
Gartner, Inc. *	18,211	1,513,516
Global Payments, Inc.	12,643	1,161,386
Google, Inc., Class A *	57,831	32,537,456
Google, Inc., Class C *	57,652	32,192,877
IAC/InterActiveCorp	15,187	1,023,908
International Business Machines Corp.	185,966	30,115,334
Intuit, Inc.	57,958	5,658,440
Jack Henry & Associates, Inc.	16,718	1,095,029
LinkedIn Corp., Class A *	21,187	5,661,166
MasterCard, Inc., Class A	197,284	17,781,207
Microsoft Corp.	1,668,300	73,154,955
NetSuite, Inc. *	6,733	649,196
Nuance Communications, Inc. *	51,007	729,400
Oracle Corp.	658,678	28,863,270
Paychex, Inc.	64,077	3,193,277
Rackspace Hosting, Inc. *	22,162	1,100,787
Red Hat, Inc. *	37,831	2,614,879
Sabre Corp.	9,691	210,876
salesforce.com, Inc. *	118,734	8,237,765
ServiceNow, Inc. *	25,748	1,963,542
Solera Holdings, Inc.	13,191	735,266
Symantec Corp.	139,681	3,514,374
Synopsys, Inc. *	31,409	1,457,692
Teradata Corp. *	31,915	1,420,856
The Western Union Co.	110,459	2,156,160
Total System Services, Inc.	33,606	1,283,749
Twitter, Inc. *	104,754	5,036,572
Vantiv, Inc., Class A *	28,213	1,043,599
VeriSign, Inc. *	20,844	1,334,433
Visa, Inc., Class A	98,723	26,784,537
VMware, Inc., Class A *	16,648	1,416,245
Workday, Inc., Class A *	18,684	1,597,482
Xerox Corp.	229,454	3,132,047
Yahoo! Inc. *	178,181	7,889,855
		431,347,616
Technology Hardware & Equipment 6.8%
3D Systems Corp. *(a)	23,410	713,303
Amphenol Corp., Class A	62,574	3,532,928
Apple, Inc.	1,186,547	152,423,827
Arrow Electronics, Inc. *	19,822	1,228,171
Avnet, Inc.	27,931	1,279,519
Cisco Systems, Inc.	1,040,329	30,700,109
Corning, Inc.	254,082	6,199,601
EMC Corp.	408,305	11,816,347
F5 Networks, Inc. *	15,029	1,775,150
FLIR Systems, Inc.	28,618	923,789
Harris Corp.	20,601	1,600,286
Hewlett-Packard Co.	375,576	13,085,068
Security	Number of Shares	Value ($)
Jabil Circuit, Inc.	37,789	830,224
Juniper Networks, Inc.	80,525	1,925,353
Keysight Technologies, Inc. *	34,100	1,280,114
Motorola Solutions, Inc.	43,200	2,935,008
National Instruments Corp.	18,412	573,350
NCR Corp. *	33,004	970,648
NetApp, Inc.	62,807	2,427,490
QUALCOMM, Inc.	335,549	24,330,658
SanDisk Corp.	46,231	3,695,244
Seagate Technology plc	66,552	4,067,658
TE Connectivity Ltd.	83,038	5,989,531
Trimble Navigation Ltd. *	50,216	1,312,646
Western Digital Corp.	43,903	4,696,743
		280,312,765
Telecommunication Services 2.3%
AT&T, Inc.	1,043,978	36,079,880
CenturyLink, Inc.	113,908	4,312,557
Frontier Communications Corp.	214,378	1,710,736
Level 3 Communications, Inc. *	56,618	3,049,446
SBA Communications Corp., Class A *	26,641	3,322,399
Sprint Corp. *	166,159	850,734
T-Mobile US, Inc. *	50,141	1,656,157
Verizon Communications, Inc.	840,757	41,575,434
Windstream Holdings, Inc.	123,264	972,553
Zayo Group Holdings, Inc. *	4,724	138,224
		93,668,120
Transportation 2.4%
American Airlines Group, Inc.	147,890	7,083,931
Avis Budget Group, Inc. *	20,616	1,249,742
C.H. Robinson Worldwide, Inc.	30,328	2,253,370
CSX Corp.	201,083	6,899,158
Delta Air Lines, Inc.	167,280	7,447,306
Expeditors International of Washington, Inc.	41,471	2,003,049
FedEx Corp.	53,149	9,406,310
Genesee & Wyoming, Inc., Class A *	10,048	1,035,949
Hertz Global Holdings, Inc. *	89,265	2,059,343
J.B. Hunt Transport Services, Inc.	18,198	1,555,929
Kansas City Southern	21,520	2,492,877
Kirby Corp. *	11,628	896,286
Norfolk Southern Corp.	63,024	6,879,700
Southwest Airlines Co.	135,513	5,859,582
Union Pacific Corp.	179,826	21,625,875
United Continental Holdings, Inc. *	74,417	4,850,500
United Parcel Service, Inc., Class B	139,826	14,224,499
		97,823,406
Utilities 3.1%
AES Corp.	130,650	1,694,530
AGL Resources, Inc.	27,651	1,357,941
Alliant Energy Corp.	28,054	1,784,234
Ameren Corp.	49,555	2,101,628
American Electric Power Co., Inc.	99,693	5,740,323
American Water Works Co., Inc.	35,016	1,893,665
Aqua America, Inc.	34,731	918,288
Calpine Corp. *	72,394	1,534,753
CenterPoint Energy, Inc.	87,287	1,814,697
26    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CMS Energy Corp.	54,319	1,908,226
Consolidated Edison, Inc.	57,710	3,643,809
Dominion Resources, Inc.	117,363	8,460,699
DTE Energy Co.	41,585	3,411,218
Duke Energy Corp.	143,157	11,244,982
Edison International	65,942	4,236,773
Entergy Corp.	36,703	2,918,256
Eversource Energy	62,510	3,234,892
Exelon Corp.	171,134	5,804,865
FirstEnergy Corp.	82,534	2,887,039
Integrys Energy Group, Inc.	15,624	1,167,581
ITC Holdings Corp.	31,405	1,216,316
MDU Resources Group, Inc.	36,651	817,317
National Fuel Gas Co.	16,472	1,060,962
NextEra Energy, Inc.	87,520	9,054,819
NiSource, Inc.	63,158	2,710,110
NRG Energy, Inc.	65,751	1,576,709
OGE Energy Corp.	39,456	1,282,715
Pepco Holdings, Inc.	49,345	1,339,223
PG&E Corp.	95,783	5,146,421
Pinnacle West Capital Corp.	21,569	1,382,141
PPL Corp.	134,004	4,569,536
Public Service Enterprise Group, Inc.	100,479	4,226,147
SCANA Corp.	28,458	1,620,683
Sempra Energy	46,863	5,070,577
TECO Energy, Inc.	57,701	1,132,671
The Southern Co.	181,186	8,296,507
UGI Corp.	37,407	1,271,464
Westar Energy, Inc.	27,990	1,087,411
Wisconsin Energy Corp.	45,523	2,320,763
Xcel Energy, Inc.	98,821	3,486,405
		126,427,296
Total Common Stock
(Cost $3,276,386,665)		4,132,164,077

Other Investment Companies 0.1% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	2,188,048	2,188,048
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	3,202,770	3,202,770
Total Other Investment Companies
(Cost $5,390,818)		5,390,818
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 03/19/15 (d)(e)	460,000	459,997
Total Short-Term Investment
(Cost $459,995)		459,997

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $3,282,957,855 and the unrealized appreciation and depreciation were $895,432,503 and ($40,375,466), respectively, with a net unrealized appreciation of $855,057,037.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,777,024. Non-Cash Collateral pledged to the fund for securities on loan amounted to $665,328.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/20/15	35	3,679,900	14,708
See financial notes    27

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,486,692,058	1,970,395,589
0.3%	Other Investment Companies	5,261,980	5,318,593
100.1%	Total Investments	1,491,954,038	1,975,714,182
(0.1)%	Other Assets and Liabilities, Net		(2,113,863)
100.0%	Net Assets		1,973,600,319

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 0.5%
BorgWarner, Inc.	44,072	2,708,665
Lear Corp.	15,333	1,670,070
Tesla Motors, Inc. *	18,912	3,845,566
The Goodyear Tire & Rubber Co.	53,206	1,422,197
		9,646,498
Banks 0.1%
CIT Group, Inc.	35,784	1,655,010
Zions Bancorp	39,188	1,047,691
		2,702,701
Capital Goods 7.0%
3M Co.	124,932	21,069,782
AMETEK, Inc.	47,304	2,513,735
B/E Aerospace, Inc. *	21,064	1,338,407
Carlisle Cos., Inc.	12,374	1,151,648
Caterpillar, Inc.	117,943	9,777,475
Chicago Bridge & Iron Co. N.V. (a)	18,510	854,422
Colfax Corp. *	19,376	1,020,728
Cummins, Inc.	32,939	4,684,914
Danaher Corp.	119,182	10,402,205
Deere & Co.	70,207	6,360,754
Donaldson Co., Inc.	24,252	898,294
Dover Corp.	32,182	2,318,713
Fastenal Co.	52,680	2,188,854
Flowserve Corp.	26,404	1,640,480
Fluor Corp.	30,290	1,756,820
Fortune Brands Home & Security, Inc.	30,538	1,414,520
IDEX Corp.	15,462	1,194,594
Illinois Tool Works, Inc.	71,628	7,081,144
Jacobs Engineering Group, Inc. *	24,761	1,097,903
Security	Number of Shares	Value ($)
KLX, Inc. *	10,510	419,769
Lincoln Electric Holdings, Inc.	15,310	1,057,002
MSC Industrial Direct Co., Inc., Class A	9,799	715,229
Nordson Corp.	11,874	913,467
PACCAR, Inc.	68,506	4,387,809
Pall Corp.	20,616	2,078,299
Pentair plc	37,168	2,470,557
Precision Castparts Corp.	27,711	5,993,889
Quanta Services, Inc. *	45,058	1,296,769
Roper Industries, Inc.	19,282	3,231,085
Sensata Technologies Holding N.V. *	32,362	1,739,134
Snap-on, Inc.	11,116	1,636,609
SolarCity Corp. *(a)	9,486	487,201
SPX Corp.	7,667	683,360
Stanley Black & Decker, Inc.	30,148	2,964,754
The Boeing Co.	129,475	19,531,304
TransDigm Group, Inc.	9,652	2,093,133
United Rentals, Inc. *	19,517	1,816,252
W.W. Grainger, Inc.	11,697	2,771,136
WABCO Holdings, Inc. *	10,662	1,245,641
Wabtec Corp.	19,029	1,805,662
		138,103,453
Commercial & Professional Services 1.0%
Copart, Inc. *	22,861	855,459
Equifax, Inc.	24,414	2,279,535
IHS, Inc., Class A *	13,353	1,569,378
ManpowerGroup, Inc.	15,362	1,236,027
Nielsen N.V.	63,373	2,865,093
Robert Half International, Inc.	27,880	1,727,445
Rollins, Inc.	13,111	439,743
Stericycle, Inc. *	16,230	2,190,563
The Dun & Bradstreet Corp.	6,897	913,715
Towers Watson & Co., Class A	13,251	1,742,506
Verisk Analytics, Inc., Class A *	28,325	2,034,018
Waste Connections, Inc.	25,188	1,183,080
		19,036,562
Consumer Durables & Apparel 2.3%
Carter's, Inc.	10,639	944,424
D.R. Horton, Inc.	66,550	1,817,480
Fossil Group, Inc. *	8,546	735,041
Hanesbrands, Inc.	19,156	2,443,156
Harman International Industries, Inc.	13,096	1,807,117
Jarden Corp. *	34,393	1,825,237
Lennar Corp., Class A	34,334	1,723,910
lululemon athletica, Inc. *	20,684	1,415,613
Michael Kors Holdings Ltd. *	39,649	2,672,739
Mohawk Industries, Inc. *	12,416	2,288,890
NIKE, Inc., Class B	135,871	13,195,792
NVR, Inc. *	737	981,684
Polaris Industries, Inc.	11,717	1,796,568
PVH Corp.	16,232	1,729,195
Ralph Lauren Corp.	11,977	1,645,760
Toll Brothers, Inc. *	32,170	1,232,433
Under Armour, Inc., Class A *	32,838	2,528,854
VF Corp.	68,679	5,264,932
		46,048,825
28    See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 2.3%
Chipotle Mexican Grill, Inc. *	6,101	4,056,982
Dunkin' Brands Group, Inc.	19,665	921,502
Extended Stay America, Inc.	11,147	215,137
Hilton Worldwide Holdings, Inc. *	80,856	2,285,799
Hyatt Hotels Corp., Class A *	11,467	694,212
Las Vegas Sands Corp.	71,551	4,071,252
Marriott International, Inc., Class A	40,976	3,405,106
Norwegian Cruise Line Holdings Ltd. *	18,994	936,784
Royal Caribbean Cruises Ltd.	32,168	2,458,279
Starbucks Corp.	146,263	13,673,396
Starwood Hotels & Resorts Worldwide, Inc.	34,915	2,804,722
Wynn Resorts Ltd.	15,614	2,224,995
Yum! Brands, Inc.	84,951	6,890,376
		44,638,542
Diversified Financials 6.7%
Affiliated Managers Group, Inc. *	10,658	2,306,604
Ally Financial, Inc. *	84,774	1,761,604
American Express Co.	174,383	14,227,909
Ameriprise Financial, Inc.	35,976	4,807,473
Berkshire Hathaway, Inc., Class B *	355,620	52,421,944
BlackRock, Inc.	24,819	9,218,273
Franklin Resources, Inc.	76,193	4,101,469
Intercontinental Exchange, Inc.	21,931	5,161,680
Leucadia National Corp.	60,721	1,440,909
LPL Financial Holdings, Inc.	14,603	655,091
McGraw Hill Financial, Inc.	53,436	5,509,252
Moody's Corp.	35,875	3,477,722
Morgan Stanley	298,324	10,677,016
MSCI, Inc.	21,528	1,207,936
Raymond James Financial, Inc.	24,074	1,375,348
SEI Investments Co.	25,218	1,085,383
T. Rowe Price Group, Inc.	50,872	4,202,027
TD Ameritrade Holding Corp.	52,870	1,917,595
The Charles Schwab Corp. (b)	224,768	6,594,693
		132,149,928
Energy 5.5%
Anadarko Petroleum Corp.	99,346	8,367,913
Antero Resources Corp. *(a)	10,571	417,026
Baker Hughes, Inc.	84,136	5,259,341
Cabot Oil & Gas Corp.	80,657	2,339,053
Cameron International Corp. *	39,215	1,846,242
Cheniere Energy, Inc. *	42,816	3,452,254
Cimarex Energy Co.	16,806	1,843,282
Concho Resources, Inc. *	21,857	2,380,664
Continental Resources, Inc. *	17,132	762,203
Core Laboratories N.V. (a)	8,262	908,159
Denbury Resources, Inc.	67,689	568,588
Devon Energy Corp.	75,618	4,657,313
Dresser-Rand Group, Inc. *	15,543	1,265,045
EOG Resources, Inc.	107,096	9,608,653
EQT Corp.	29,255	2,334,841
FMC Technologies, Inc. *	45,348	1,810,746
Halliburton Co.	164,356	7,057,447
Hess Corp.	49,081	3,685,001
HollyFrontier Corp.	37,535	1,651,165
Security	Number of Shares	Value ($)
Nabors Industries Ltd.	55,894	716,002
National Oilwell Varco, Inc.	83,036	4,513,007
Noble Energy, Inc.	69,607	3,287,539
Oasis Petroleum, Inc. *	20,048	287,288
Oceaneering International, Inc.	20,892	1,139,241
ONEOK, Inc.	40,117	1,775,578
Peabody Energy Corp. (a)	56,317	444,904
Pioneer Natural Resources Co.	29,317	4,471,429
Range Resources Corp.	32,442	1,607,177
Schlumberger Ltd.	250,789	21,106,402
SM Energy Co.	12,102	587,189
Southwestern Energy Co. *	74,776	1,875,382
Superior Energy Services, Inc.	29,891	668,961
Tesoro Corp.	24,762	2,274,142
Weatherford International plc *	149,483	1,896,939
Whiting Petroleum Corp. *	33,827	1,144,367
		108,010,483
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	85,259	12,529,663
CVS Health Corp.	223,366	23,201,026
Walgreens Boots Alliance, Inc.	170,160	14,136,893
Whole Foods Market, Inc.	69,811	3,943,623
		53,811,205
Food, Beverage & Tobacco 2.5%
Brown-Forman Corp., Class B	30,553	2,801,405
Constellation Brands, Inc., Class A *	32,749	3,756,965
Keurig Green Mountain, Inc.	23,442	2,990,730
Mead Johnson Nutrition Co.	39,011	4,086,793
Monster Beverage Corp. *	28,552	4,029,258
PepsiCo, Inc.	292,286	28,930,468
The Hershey Co.	28,790	2,987,826
		49,583,445
Health Care Equipment & Services 7.0%
Aetna, Inc.	68,482	6,817,383
AmerisourceBergen Corp.	40,182	4,129,102
Becton Dickinson & Co.	37,742	5,537,506
C.R. Bard, Inc.	14,281	2,415,488
CareFusion Corp. *	40,720	2,446,458
Cerner Corp. *	59,668	4,299,676
Cigna Corp.	51,020	6,205,563
Community Health Systems, Inc. *	23,150	1,123,238
DaVita HealthCare Partners, Inc. *	33,083	2,467,992
DENTSPLY International, Inc.	27,766	1,471,876
Edwards Lifesciences Corp. *	21,126	2,810,180
Envision Healthcare Holdings, Inc. *	24,955	913,852
Express Scripts Holding Co. *	142,882	12,114,965
HCA Holdings, Inc. *	59,755	4,274,873
Henry Schein, Inc. *	16,296	2,282,255
Hologic, Inc. *	46,666	1,511,045
IDEXX Laboratories, Inc. *	9,545	1,496,942
Intuitive Surgical, Inc. *	7,051	3,525,500
Laboratory Corp. of America Holdings *	19,248	2,368,130
McKesson Corp.	45,206	10,338,612
MEDNAX, Inc. *	19,195	1,371,867
Medtronic plc	276,078	21,420,892
Premier, Inc., Class A *	5,825	213,544
See financial notes    29

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ResMed, Inc.	27,296	1,756,771
Sirona Dental Systems, Inc. *	10,971	996,386
Stryker Corp.	57,688	5,465,938
Tenet Healthcare Corp. *	18,872	873,774
The Cooper Cos., Inc.	9,202	1,508,852
UnitedHealth Group, Inc.	188,262	21,392,211
Universal Health Services, Inc., Class B	18,220	2,065,237
Varian Medical Systems, Inc. *	19,891	1,849,266
		137,465,374
Household & Personal Products 1.0%
Church & Dwight Co., Inc.	25,710	2,188,949
Colgate-Palmolive Co.	167,143	11,837,067
Energizer Holdings, Inc.	12,352	1,653,068
Herbalife Ltd. *(a)	12,578	390,044
The Estee Lauder Cos., Inc., Class A	43,362	3,584,737
		19,653,865
Insurance 0.5%
Alleghany Corp. *	3,210	1,516,853
Arch Capital Group Ltd. *	25,423	1,504,025
Erie Indemnity Co., Class A	4,889	424,903
Everest Re Group Ltd.	8,726	1,548,254
Markel Corp. *	2,724	2,030,579
PartnerRe Ltd.	9,446	1,081,567
RenaissanceRe Holdings Ltd.	7,597	778,920
W.R. Berkley Corp.	19,604	978,436
		9,863,537
Materials 3.3%
Airgas, Inc.	13,295	1,558,440
Axalta Coating Systems Ltd. *	9,846	279,626
Ball Corp.	26,659	1,911,717
CF Industries Holdings, Inc.	9,562	2,928,171
Crown Holdings, Inc. *	27,409	1,452,677
Ecolab, Inc.	52,841	6,105,249
FMC Corp.	25,480	1,615,687
LyondellBasell Industries N.V., Class A	80,861	6,946,769
Martin Marietta Materials, Inc.	12,541	1,784,961
Monsanto Co.	94,524	11,383,525
Packaging Corp. of America	19,330	1,601,684
PPG Industries, Inc.	26,508	6,239,453
Praxair, Inc.	56,393	7,212,665
Rock-Tenn Co., Class A	28,578	1,961,594
Royal Gold, Inc.	13,235	954,243
Sigma-Aldrich Corp.	23,574	3,254,626
The Sherwin-Williams Co.	16,083	4,586,872
The Valspar Corp.	14,663	1,270,549
W.R. Grace & Co. *	14,161	1,404,063
		64,452,571
Media 5.5%
AMC Networks, Inc., Class A *	11,869	854,805
Charter Communications, Inc., Class A *	16,022	2,893,573
Comcast Corp., Class A	503,168	29,878,116
DIRECTV *	97,361	8,626,185
Security	Number of Shares	Value ($)
Discovery Communications, Inc., Class A *	28,528	921,454
Discovery Communications, Inc., Class C *	52,754	1,609,525
DISH Network Corp., Class A *	40,907	3,069,661
Liberty Global plc, Class A *	50,162	2,711,758
Liberty Global plc, Series C *	115,103	6,004,924
Liberty Media Corp., Class A *	23,068	889,617
Liberty Media Corp., Class C *	38,489	1,485,675
Scripps Networks Interactive, Inc., Class A	19,984	1,444,843
Sirius XM Holdings, Inc. *	515,156	2,003,957
The Madison Square Garden Co., Class A *	12,140	951,169
The Walt Disney Co.	304,918	31,735,865
Time Warner Cable, Inc.	54,609	8,412,517
Viacom, Inc., Class B	72,019	5,037,009
		108,530,653
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Actavis plc *	51,650	15,048,744
Agilent Technologies, Inc.	64,395	2,718,113
Alexion Pharmaceuticals, Inc. *	38,703	6,980,860
Allergan, Inc.	58,229	13,552,218
Amgen, Inc.	148,138	23,364,325
Biogen Idec, Inc. *	46,163	18,907,903
BioMarin Pharmaceutical, Inc. *	30,941	3,312,853
Celgene Corp. *	156,375	19,004,254
Endo International plc *	33,133	2,836,185
Gilead Sciences, Inc. *	294,404	30,479,646
Illumina, Inc. *	27,700	5,414,242
Incyte Corp. *	29,914	2,568,117
Jazz Pharmaceuticals plc *	11,652	1,981,889
Mallinckrodt plc *	22,802	2,661,449
Medivation, Inc. *	15,448	1,815,603
Mettler-Toledo International, Inc. *	5,447	1,711,284
Perrigo Co., plc	27,424	4,236,185
Pharmacyclics, Inc. *	11,734	2,533,723
Puma Biotechnology, Inc. *	3,810	811,568
Regeneron Pharmaceuticals, Inc. *	14,381	5,951,433
Salix Pharmaceuticals Ltd. *	12,152	1,910,294
Seattle Genetics, Inc. *	19,267	698,429
Thermo Fisher Scientific, Inc.	77,998	10,139,740
Vertex Pharmaceuticals, Inc. *	46,793	5,588,488
Waters Corp. *	15,956	1,920,783
Zoetis, Inc.	98,930	4,559,684
		190,708,012
Real Estate 3.4%
American Campus Communities, Inc.	21,175	873,892
American Tower Corp.	77,426	7,676,014
AvalonBay Communities, Inc.	25,673	4,321,793
Boston Properties, Inc.	29,512	4,055,244
CBRE Group, Inc., Class A *	55,005	1,884,471
Crown Castle International Corp.	65,604	5,662,281
Digital Realty Trust, Inc.	25,717	1,707,094
Essex Property Trust, Inc.	12,823	2,852,220
Extra Space Storage, Inc.	21,278	1,399,667
Federal Realty Investment Trust	14,244	2,023,075
Host Hotels & Resorts, Inc.	146,239	3,071,019
30    See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	8,922	1,438,673
Public Storage	27,967	5,515,652
Realogy Holdings Corp. *	27,970	1,286,620
Simon Property Group, Inc.	61,304	11,669,829
SL Green Realty Corp.	18,428	2,339,066
Taubman Centers, Inc.	11,819	854,986
Urban Edge Properties *	16,856	403,533
Ventas, Inc.	62,674	4,667,333
Vornado Realty Trust	33,712	3,709,669
		67,412,131
Retailing 8.0%
Advance Auto Parts, Inc.	14,082	2,181,724
Amazon.com, Inc. *	74,183	28,201,409
AutoNation, Inc. *	14,999	922,439
AutoZone, Inc. *	6,265	4,026,390
Bed Bath & Beyond, Inc. *	36,197	2,702,468
CarMax, Inc. *	42,365	2,843,115
Dick's Sporting Goods, Inc.	18,742	1,013,755
Dollar General Corp. *	58,586	4,254,515
Dollar Tree, Inc. *	39,675	3,161,304
Expedia, Inc.	19,135	1,755,636
Family Dollar Stores, Inc.	19,065	1,501,178
Groupon, Inc. *	79,202	647,872
L Brands, Inc.	47,684	4,380,252
Liberty Interactive Corp., Class A *	92,270	2,724,733
LKQ Corp. *	59,626	1,465,309
Lowe's Cos., Inc.	189,425	14,034,498
Netflix, Inc. *	11,812	5,609,637
Nordstrom, Inc.	27,404	2,204,104
O'Reilly Automotive, Inc. *	19,972	4,156,772
PetSmart, Inc.	19,179	1,590,131
Ross Stores, Inc.	41,604	4,402,119
Sally Beauty Holdings, Inc. *	24,261	813,229
Signet Jewelers Ltd.	15,462	1,853,585
The Home Depot, Inc.	258,245	29,633,614
The Priceline Group, Inc. *	10,255	12,690,357
The TJX Cos., Inc.	133,827	9,185,885
Tiffany & Co.	21,577	1,903,523
Tractor Supply Co.	26,247	2,312,886
TripAdvisor, Inc. *	21,404	1,910,307
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,693	1,786,667
Urban Outfitters, Inc. *	18,264	711,566
Williams-Sonoma, Inc.	16,906	1,360,088
		157,941,067
Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	59,669	2,208,350
Avago Technologies Ltd.	49,635	6,334,419
Broadcom Corp., Class A	103,908	4,699,759
Cree, Inc. *(a)	24,521	962,694
First Solar, Inc. *	14,540	868,692
Freescale Semiconductor Ltd. *	19,599	707,720
Lam Research Corp.	31,346	2,584,791
Micron Technology, Inc. *	209,768	6,433,585
NVIDIA Corp.	99,508	2,195,146
Skyworks Solutions, Inc.	36,545	3,206,824
Xilinx, Inc.	51,522	2,182,987
		32,384,967
Security	Number of Shares	Value ($)
Software & Services 14.6%
Accenture plc, Class A	121,961	10,980,149
Activision Blizzard, Inc.	95,526	2,227,666
Adobe Systems, Inc. *	92,365	7,306,071
Akamai Technologies, Inc. *	34,357	2,388,155
Alliance Data Systems Corp. *	12,441	3,464,943
ANSYS, Inc. *	18,242	1,568,265
Autodesk, Inc. *	43,824	2,815,254
Automatic Data Processing, Inc.	94,324	8,379,744
CDK Global, Inc.	30,902	1,447,141
Citrix Systems, Inc. *	31,708	2,019,007
Cognizant Technology Solutions Corp., Class A *	119,237	7,450,524
eBay, Inc. *	220,065	12,743,964
Electronic Arts, Inc. *	60,352	3,450,927
Equinix, Inc.	10,637	2,384,549
Facebook, Inc., Class A *	408,147	32,231,369
FactSet Research Systems, Inc.	7,709	1,199,135
Fidelity National Information Services, Inc.	55,127	3,726,034
FireEye, Inc. *	6,259	277,086
Fiserv, Inc. *	46,781	3,652,193
FleetCor Technologies, Inc. *	15,243	2,338,733
Gartner, Inc. *	16,953	1,408,964
Global Payments, Inc.	12,903	1,185,270
Google, Inc., Class A *	55,590	31,276,602
Google, Inc., Class C *	55,519	31,001,810
IAC/InterActiveCorp	15,637	1,054,246
Intuit, Inc.	55,749	5,442,775
Jack Henry & Associates, Inc.	16,217	1,062,213
LinkedIn Corp., Class A *	20,506	5,479,203
MasterCard, Inc., Class A	191,215	17,234,208
NetSuite, Inc. *	6,818	657,392
Nuance Communications, Inc. *	47,987	686,214
Oracle Corp.	631,288	27,663,040
Rackspace Hosting, Inc. *	23,234	1,154,033
Red Hat, Inc. *	36,334	2,511,406
Sabre Corp.	17,351	377,558
salesforce.com, Inc. *	114,333	7,932,423
ServiceNow, Inc. *	26,406	2,013,721
Synopsys, Inc. *	29,574	1,372,529
Teradata Corp. *	29,932	1,332,573
Twitter, Inc. *	100,124	4,813,962
Vantiv, Inc., Class A *	29,125	1,077,334
VeriSign, Inc. *	21,760	1,393,075
Visa, Inc., Class A	95,416	25,887,315
VMware, Inc., Class A *	17,111	1,455,633
Workday, Inc., Class A *	17,988	1,537,974
		289,062,382
Technology Hardware & Equipment 10.1%
3D Systems Corp. *(a)	21,209	646,238
Amphenol Corp., Class A	60,553	3,418,822
Apple, Inc.	1,144,622	147,038,142
EMC Corp.	395,459	11,444,583
F5 Networks, Inc. *	14,244	1,682,430
FLIR Systems, Inc.	28,613	923,628
Juniper Networks, Inc.	73,279	1,752,101
Keysight Technologies, Inc. *	32,197	1,208,675
National Instruments Corp.	19,848	618,067
See financial notes    31

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NetApp, Inc.	61,717	2,385,362
QUALCOMM, Inc.	325,318	23,588,808
SanDisk Corp.	43,250	3,456,973
Trimble Navigation Ltd. *	50,225	1,312,882
		199,476,711
Telecommunication Services 0.4%
Level 3 Communications, Inc. *	53,747	2,894,814
SBA Communications Corp., Class A *	24,930	3,109,020
T-Mobile US, Inc. *	51,707	1,707,882
		7,711,716
Transportation 4.0%
American Airlines Group, Inc.	139,224	6,668,830
Avis Budget Group, Inc. *	21,532	1,305,270
C.H. Robinson Worldwide, Inc.	28,425	2,111,977
Delta Air Lines, Inc.	162,846	7,249,904
FedEx Corp.	51,213	9,063,677
Genesee & Wyoming, Inc., Class A *	10,235	1,055,229
Hertz Global Holdings, Inc. *	86,476	1,995,001
J.B. Hunt Transport Services, Inc.	17,637	1,507,963
Kansas City Southern	21,239	2,460,326
Kirby Corp. *	11,473	884,339
Southwest Airlines Co.	132,305	5,720,868
Union Pacific Corp.	173,223	20,831,798
United Continental Holdings, Inc. *	72,178	4,704,562
United Parcel Service, Inc., Class B	135,849	13,819,919
		79,379,663
Utilities 0.1%
Calpine Corp. *	68,518	1,452,582
ITC Holdings Corp.	30,176	1,168,716
		2,621,298
Total Common Stock
(Cost $1,486,692,058)		1,970,395,589

Other Investment Companies 0.3% of net assets
Equity Fund 0.1%
iShares Russell 1000 Growth ETF	13,000	1,305,460
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	317,776	317,776
Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	3,695,357	3,695,357
Total Other Investment Companies
(Cost $5,261,980)		5,318,593

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $1,492,225,246 and the unrealized appreciation and depreciation were $498,668,390 and ($15,179,454), respectively, with a net unrealized appreciation of $483,488,936.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,770,017. Non-Cash Collateral pledged to the fund for securities on loan amounted to $197,537.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
32    See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,111,733,474	1,297,442,210
0.3%	Other Investment Companies	3,896,911	3,949,855
99.8%	Total Investments	1,115,630,385	1,301,392,065
0.2%	Other Assets and Liabilities, Net		1,964,148
100.0%	Net Assets		1,303,356,213

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 2.0%
Autoliv, Inc.	11,522	1,296,225
Delphi Automotive plc	37,288	2,939,786
Ford Motor Co.	484,186	7,911,599
General Motors Co.	170,223	6,351,020
Harley-Davidson, Inc.	27,143	1,725,481
Johnson Controls, Inc.	83,064	4,220,482
TRW Automotive Holdings Corp. *	13,793	1,437,782
		25,882,375
Banks 10.5%
Bank of America Corp.	1,318,450	20,844,694
BB&T Corp.	89,667	3,411,829
BOK Financial Corp.	3,907	230,513
Citigroup, Inc.	380,092	19,924,423
Comerica, Inc.	22,493	1,029,730
Cullen/Frost Bankers, Inc.	6,729	456,226
Fifth Third Bancorp	104,083	2,015,047
First Republic Bank	15,169	864,633
Hudson City Bancorp, Inc.	60,026	585,854
Huntington Bancshares, Inc.	101,875	1,114,513
JPMorgan Chase & Co.	468,768	28,726,103
KeyCorp	109,371	1,523,538
M&T Bank Corp.	16,371	1,980,891
New York Community Bancorp, Inc.	55,192	916,739
People's United Financial, Inc.	38,670	585,077
Regions Financial Corp.	171,915	1,652,103
SunTrust Banks, Inc.	66,195	2,713,995
The PNC Financial Services Group, Inc.	65,779	6,049,037
U.S. Bancorp	223,351	9,963,688
Wells Fargo & Co.	591,676	32,417,928
		137,006,561
Security	Number of Shares	Value ($)
Capital Goods 7.9%
AGCO Corp.	10,672	530,825
Allison Transmission Holdings, Inc.	19,876	632,454
Eaton Corp. plc	59,257	4,207,840
Emerson Electric Co.	86,963	5,036,897
General Dynamics Corp.	39,716	5,511,786
General Electric Co.	1,259,949	32,746,075
Honeywell International, Inc.	98,568	10,130,819
Hubbell, Inc., Class B	6,777	771,223
Ingersoll-Rand plc	33,320	2,238,771
Joy Global, Inc.	12,180	539,818
L-3 Communications Holdings, Inc.	10,735	1,389,431
Lockheed Martin Corp.	33,589	6,719,479
Masco Corp.	44,372	1,162,103
Northrop Grumman Corp.	25,255	4,185,006
Oshkosh Corp.	10,419	508,343
Owens Corning	15,408	611,081
Parker-Hannifin Corp.	18,575	2,278,967
Raytheon Co.	38,653	4,204,287
Rockwell Automation, Inc.	17,137	2,005,714
Rockwell Collins, Inc.	16,860	1,501,889
Textron, Inc.	34,801	1,542,032
The Timken Co.	8,703	369,703
Trinity Industries, Inc.	19,482	654,985
United Technologies Corp.	106,505	12,984,025
Xylem, Inc.	22,745	811,996
		103,275,549
Commercial & Professional Services 0.6%
Cintas Corp.	12,006	1,002,261
Republic Services, Inc.	31,461	1,287,384
The ADT Corp.	21,613	847,662
Tyco International plc	52,265	2,206,628
Waste Management, Inc.	53,987	2,941,212
		8,285,147
Consumer Durables & Apparel 0.7%
Coach, Inc.	34,232	1,490,804
Garmin Ltd.	15,088	748,817
Hasbro, Inc.	14,273	889,422
Leggett & Platt, Inc.	16,983	765,084
Mattel, Inc.	42,111	1,108,361
Newell Rubbermaid, Inc.	34,106	1,340,025
PulteGroup, Inc.	42,134	950,543
Whirlpool Corp.	9,665	2,048,497
		9,341,553
Consumer Services 1.6%
Aramark	14,537	460,096
Carnival Corp.	56,090	2,467,399
Darden Restaurants, Inc.	16,478	1,054,592
H&R Block, Inc.	34,247	1,169,535
International Game Technology	30,836	550,114
McDonald's Corp.	122,290	12,094,481
MGM Resorts International *	46,567	1,011,901
Wyndham Worldwide Corp.	15,569	1,424,252
		20,232,370
See financial notes    33

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 3.2%
Capital One Financial Corp.	70,831	5,575,108
CME Group, Inc.	40,235	3,859,744
Discover Financial Services	56,633	3,453,480
Eaton Vance Corp.	14,793	622,785
Invesco Ltd.	53,960	2,172,969
Legg Mason, Inc.	12,630	723,320
Navient Corp.	52,240	1,117,936
Northern Trust Corp.	27,540	1,923,118
Santander Consumer USA Holdings, Inc.	12,634	284,644
State Street Corp.	52,205	3,886,662
Synchrony Financial *	15,504	495,353
The Bank of New York Mellon Corp.	141,160	5,525,003
The Goldman Sachs Group, Inc.	51,384	9,752,169
The NASDAQ OMX Group, Inc.	15,148	759,824
Voya Financial, Inc.	24,203	1,069,531
		41,221,646
Energy 10.1%
Apache Corp.	48,045	3,163,283
Chesapeake Energy Corp.	64,796	1,080,797
Chevron Corp.	236,980	25,281,026
Cobalt International Energy, Inc. *	34,386	352,113
ConocoPhillips	154,918	10,100,654
CONSOL Energy, Inc.	28,692	923,882
CVR Energy, Inc. (a)	2,516	105,647
Diamond Offshore Drilling, Inc. (a)	8,356	254,273
Ensco plc, Class A	29,173	713,863
Exxon Mobil Corp.	531,481	47,057,328
Helmerich & Payne, Inc.	13,542	908,127
Kinder Morgan, Inc.	213,042	8,736,852
Marathon Oil Corp.	84,114	2,343,416
Marathon Petroleum Corp.	35,340	3,710,700
Murphy Oil Corp.	20,816	1,059,326
Noble Corp. plc	31,662	526,856
Occidental Petroleum Corp.	97,227	7,572,039
Phillips 66	69,644	5,464,268
QEP Resources, Inc.	20,632	443,175
Spectra Energy Corp.	83,610	2,967,319
The Williams Cos., Inc.	83,846	4,111,808
Transocean Ltd. (a)	44,515	718,027
Valero Energy Corp.	66,195	4,083,570
		131,678,349
Food & Staples Retailing 1.9%
Sprouts Farmers Market, Inc. *	15,611	574,641
Sysco Corp.	73,097	2,850,052
The Kroger Co.	61,806	4,397,497
Wal-Mart Stores, Inc.	197,815	16,602,613
		24,424,803
Food, Beverage & Tobacco 7.3%
Altria Group, Inc.	248,357	13,980,016
Archer-Daniels-Midland Co.	80,448	3,851,850
Bunge Ltd.	18,230	1,490,849
Campbell Soup Co.	22,278	1,037,932
Coca-Cola Enterprises, Inc.	28,105	1,298,451
ConAgra Foods, Inc.	52,633	1,841,102
Security	Number of Shares	Value ($)
Dr. Pepper Snapple Group, Inc.	24,361	1,919,403
Flowers Foods, Inc.	23,006	497,850
General Mills, Inc.	75,156	4,042,641
Hormel Foods Corp.	16,770	981,213
Ingredion, Inc.	9,274	762,416
Kellogg Co.	31,890	2,056,267
Kraft Foods Group, Inc.	74,020	4,741,721
Lorillard, Inc.	44,835	3,067,611
McCormick & Co., Inc. Non-Voting Shares	16,165	1,218,518
Molson Coors Brewing Co., Class B	19,815	1,503,760
Mondelez International, Inc., Class A	210,341	7,768,945
Philip Morris International, Inc.	194,867	16,166,166
Pilgrim's Pride Corp. (a)	7,702	211,266
Reynolds American, Inc.	38,358	2,900,632
The Coca-Cola Co.	495,248	21,444,238
The J.M. Smucker Co.	12,682	1,462,869
Tyson Foods, Inc., Class A	36,496	1,507,650
		95,753,366
Health Care Equipment & Services 2.8%
Abbott Laboratories	189,535	8,978,273
Anthem, Inc.	33,650	4,928,042
Baxter International, Inc.	67,917	4,696,461
Boston Scientific Corp. *	165,301	2,793,587
Cardinal Health, Inc.	42,547	3,743,711
Humana, Inc.	19,151	3,148,041
IMS Health Holdings, Inc. *	8,256	217,298
Omnicare, Inc.	12,125	930,472
Patterson Cos., Inc.	10,946	548,121
Quest Diagnostics, Inc.	18,081	1,268,201
St. Jude Medical, Inc.	35,434	2,362,739
Zimmer Holdings, Inc.	20,989	2,526,866
		36,141,812
Household & Personal Products 2.8%
Avon Products, Inc.	54,205	461,285
Coty, Inc., Class A *	8,443	190,812
Kimberly-Clark Corp.	46,565	5,106,318
The Clorox Co.	16,019	1,740,304
The Procter & Gamble Co.	339,965	28,941,220
		36,439,939
Insurance 5.3%
ACE Ltd.	41,401	4,720,128
Aflac, Inc.	56,500	3,517,125
American Financial Group, Inc.	8,911	561,393
American International Group, Inc.	174,933	9,679,043
Aon plc	36,583	3,671,470
Arthur J. Gallagher & Co.	19,811	930,919
Axis Capital Holdings Ltd.	12,685	657,464
Brown & Brown, Inc.	14,286	459,152
Cincinnati Financial Corp.	18,349	968,093
CNA Financial Corp.	3,584	149,919
FNF Group	34,489	1,266,436
Genworth Financial, Inc., Class A *	61,872	479,508
HCC Insurance Holdings, Inc.	14,136	789,920
Lincoln National Corp.	32,577	1,877,738
Loews Corp.	38,017	1,559,077
Marsh & McLennan Cos., Inc.	67,843	3,859,588
34    See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MetLife, Inc.	143,858	7,312,302
Principal Financial Group, Inc.	34,118	1,745,818
Prudential Financial, Inc.	57,352	4,636,909
Reinsurance Group of America, Inc.	8,566	765,029
The Allstate Corp.	52,434	3,701,840
The Chubb Corp.	29,318	2,944,993
The Hartford Financial Services Group, Inc.	54,000	2,211,840
The Progressive Corp.	67,081	1,787,709
The Travelers Cos., Inc.	41,449	4,453,281
Torchmark Corp.	16,240	864,780
Unum Group	31,692	1,063,584
Willis Group Holdings plc	22,152	1,057,093
XL Group plc	33,124	1,199,089
		68,891,240
Materials 3.5%
Air Products & Chemicals, Inc.	24,314	3,796,388
Albemarle Corp.	13,895	786,040
Alcoa, Inc.	146,664	2,169,161
Ashland, Inc.	7,999	1,020,832
Avery Dennison Corp.	11,363	608,489
Celanese Corp., Series A	19,289	1,101,595
E.I. du Pont de Nemours & Co.	114,320	8,899,812
Eastman Chemical Co.	18,519	1,378,925
Freeport-McMoRan, Inc.	129,541	2,801,972
Huntsman Corp.	25,291	568,036
International Flavors & Fragrances, Inc.	10,126	1,234,663
International Paper Co.	53,263	3,004,566
MeadWestvaco Corp.	20,934	1,110,758
Newmont Mining Corp.	62,180	1,637,199
Nucor Corp.	39,743	1,869,113
Owens-Illinois, Inc. *	19,481	509,623
Reliance Steel & Aluminum Co.	9,616	548,208
RPM International, Inc.	16,615	839,888
Sealed Air Corp.	25,991	1,224,956
The Dow Chemical Co.	138,527	6,821,069
The Mosaic Co.	39,732	2,116,126
Vulcan Materials Co.	16,279	1,351,157
Westlake Chemical Corp.	5,426	362,240
		45,760,816
Media 2.0%
Cablevision Systems Corp., Class A	26,689	501,219
CBS Corp., Class B Non-Voting Shares	59,221	3,499,961
Gannett Co., Inc.	28,107	994,988
News Corp., Class A *	62,079	1,072,415
Omnicom Group, Inc.	31,319	2,491,113
The Interpublic Group of Cos., Inc.	52,517	1,171,129
Time Warner, Inc.	104,816	8,580,238
Twenty-First Century Fox, Inc., Class A	231,834	8,114,190
		26,425,253
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	199,591	12,075,255
Bristol-Myers Squibb Co.	207,797	12,658,993
Eli Lilly & Co.	122,569	8,600,667
Security	Number of Shares	Value ($)
Hospira, Inc. *	21,008	1,839,040
Johnson & Johnson	351,837	36,066,811
Merck & Co., Inc.	357,268	20,914,469
Mylan, Inc. *	46,658	2,674,670
PerkinElmer, Inc.	13,645	641,315
Pfizer, Inc.	789,572	27,098,111
Quintiles Transnational Holdings, Inc. *	9,562	621,339
		123,190,670
Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	9,319	893,785
American Capital Agency Corp.	43,968	942,454
American Realty Capital Properties, Inc.	113,168	1,110,178
Annaly Capital Management, Inc.	118,092	1,254,137
Apartment Investment & Management Co., Class A	20,702	780,051
Brixmor Property Group, Inc.	17,536	445,414
Camden Property Trust	10,695	778,489
Corrections Corp. of America	14,496	578,245
DDR Corp.	40,086	759,229
Duke Realty Corp.	41,446	885,287
Equity Residential	45,083	3,472,743
General Growth Properties, Inc.	78,484	2,276,821
HCP, Inc.	57,160	2,421,298
Health Care REIT, Inc.	41,125	3,171,149
Iron Mountain, Inc.	22,909	841,906
Kilroy Realty Corp.	11,214	829,500
Kimco Realty Corp.	51,272	1,347,428
Lamar Advertising Co., Class A	9,533	553,867
Liberty Property Trust	18,455	686,895
National Retail Properties, Inc.	16,682	671,284
Plum Creek Timber Co., Inc.	21,946	953,334
Prologis, Inc.	62,373	2,663,951
Rayonier, Inc.	16,687	457,391
Realty Income Corp.	27,746	1,388,965
Regency Centers Corp.	12,048	790,710
Senior Housing Properties Trust	26,620	594,957
The Macerich Co.	17,740	1,483,951
UDR, Inc.	31,325	1,000,521
Weingarten Realty Investors	13,832	500,995
Weyerhaeuser Co.	65,908	2,314,030
WP Carey, Inc.	12,490	856,564
		37,705,529
Retailing 1.4%
Best Buy Co., Inc.	37,275	1,420,178
Dillard's, Inc., Class A	3,278	426,665
Foot Locker, Inc.	17,894	1,005,106
GameStop Corp., Class A (a)	13,877	513,033
Genuine Parts Co.	19,113	1,836,377
Kohl's Corp.	25,534	1,884,409
Macy's, Inc.	42,945	2,736,455
Staples, Inc.	80,326	1,346,665
Target Corp.	80,193	6,161,228
The Gap, Inc.	34,197	1,422,595
		18,752,711
See financial notes    35

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	39,129	2,290,612
Applied Materials, Inc.	155,336	3,891,167
Intel Corp.	606,518	20,166,723
KLA-Tencor Corp.	20,522	1,333,007
Linear Technology Corp.	29,730	1,432,540
Marvell Technology Group Ltd.	52,612	848,105
Maxim Integrated Products, Inc.	35,205	1,210,876
Microchip Technology, Inc.	24,989	1,281,186
Texas Instruments, Inc.	132,062	7,765,246
		40,219,462
Software & Services 6.3%
Amdocs Ltd.	20,224	1,061,760
CA, Inc.	39,913	1,297,971
Cadence Design Systems, Inc. *	35,193	645,967
Computer Sciences Corp.	18,023	1,278,191
International Business Machines Corp.	115,407	18,689,010
Microsoft Corp.	1,035,073	45,387,951
Paychex, Inc.	40,699	2,028,235
Solera Holdings, Inc.	8,556	476,911
Symantec Corp.	86,182	2,168,339
The Western Union Co.	66,071	1,289,706
Total System Services, Inc.	21,925	837,535
Xerox Corp.	135,081	1,843,856
Yahoo! Inc. *	110,166	4,878,150
		81,883,582
Technology Hardware & Equipment 3.5%
Arrow Electronics, Inc. *	12,265	759,939
Avnet, Inc.	17,176	786,833
Cisco Systems, Inc.	641,426	18,928,481
Corning, Inc.	160,969	3,927,644
Harris Corp.	13,037	1,012,714
Hewlett-Packard Co.	234,512	8,170,398
Jabil Circuit, Inc.	25,673	564,036
Motorola Solutions, Inc.	26,521	1,801,837
NCR Corp. *	20,728	609,610
Seagate Technology plc	40,705	2,487,890
TE Connectivity Ltd.	50,948	3,674,879
Western Digital Corp.	27,438	2,935,317
		45,659,578
Telecommunication Services 4.1%
AT&T, Inc.	649,981	22,463,343
CenturyLink, Inc.	71,040	2,689,574
Frontier Communications Corp.	123,828	988,148
Sprint Corp. *	98,361	503,608
Verizon Communications, Inc.	520,444	25,735,956
Windstream Holdings, Inc.	73,875	582,874
Zayo Group Holdings, Inc. *	2,788	81,577
		53,045,080
Security	Number of Shares	Value ($)
Transportation 0.7%
CSX Corp.	125,108	4,292,456
Expeditors International of Washington, Inc.	24,314	1,174,366
Norfolk Southern Corp.	38,513	4,204,079
		9,670,901
Utilities 5.9%
AES Corp.	82,740	1,073,138
AGL Resources, Inc.	14,891	731,297
Alliant Energy Corp.	13,698	871,193
Ameren Corp.	30,233	1,282,182
American Electric Power Co., Inc.	60,942	3,509,040
American Water Works Co., Inc.	22,381	1,210,364
Aqua America, Inc.	21,534	569,359
CenterPoint Energy, Inc.	53,577	1,113,866
CMS Energy Corp.	36,473	1,281,297
Consolidated Edison, Inc.	36,524	2,306,125
Dominion Resources, Inc.	73,538	5,301,354
DTE Energy Co.	22,026	1,806,793
Duke Energy Corp.	89,442	7,025,669
Edison International	40,582	2,607,394
Entergy Corp.	22,371	1,778,718
Eversource Energy	39,448	2,041,434
Exelon Corp.	107,122	3,633,578
FirstEnergy Corp.	52,380	1,832,252
Integrys Energy Group, Inc.	9,872	737,735
MDU Resources Group, Inc.	23,561	525,410
National Fuel Gas Co.	10,442	672,569
NextEra Energy, Inc.	54,408	5,629,052
NiSource, Inc.	39,265	1,684,861
NRG Energy, Inc.	42,105	1,009,678
OGE Energy Corp.	24,879	808,816
Pepco Holdings, Inc.	30,709	833,442
PG&E Corp.	59,898	3,218,320
Pinnacle West Capital Corp.	13,776	882,766
PPL Corp.	82,803	2,823,582
Public Service Enterprise Group, Inc.	63,052	2,651,967
SCANA Corp.	17,748	1,010,749
Sempra Energy	28,871	3,123,842
TECO Energy, Inc.	27,508	539,982
The Southern Co.	115,395	5,283,937
UGI Corp.	23,841	810,356
Westar Energy, Inc.	17,428	677,078
Wisconsin Energy Corp.	28,080	1,431,518
Xcel Energy, Inc.	63,016	2,223,205
		76,553,918
Total Common Stock
(Cost $1,111,733,474)		1,297,442,210

Other Investment Companies 0.3% of net assets
Equity Fund 0.2%
iShares Russell 1000 Value ETF	23,000	2,416,380
36    See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	557,883	557,883
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	975,592	975,592
Total Other Investment Companies
(Cost $3,896,911)		3,949,855

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $1,116,251,229 and the unrealized appreciation and depreciation were $207,069,878 and ($21,929,042), respectively, with a net unrealized appreciation $185,140,836.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,352,636. Non-Cash Collateral pledged to the fund for securities on loan amounted to $392,816.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
REIT –	Real Estate Investment Trust
See financial notes    37

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	1,364,949,965	1,617,855,348
1.3%	Other Investment Companies	21,721,092	21,721,092
0.0%	Short-Term Investment	249,997	249,999
101.2%	Total Investments	1,386,921,054	1,639,826,439
(1.2)%	Other Assets and Liabilities, Net		(20,121,142)
100.0%	Net Assets		1,619,705,297

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.1%
Dana Holding Corp.	103,075	2,252,189
Gentex Corp.	182,244	3,211,139
Lear Corp.	48,646	5,298,522
The Goodyear Tire & Rubber Co.	169,669	4,535,252
Visteon Corp. *	27,658	2,780,459
		18,077,561
Banks 3.3%
Associated Banc-Corp.	93,636	1,745,375
BankUnited, Inc.	65,863	2,134,620
BOK Financial Corp.	13,065	770,835
City National Corp.	29,718	2,685,616
Commerce Bancshares, Inc.	49,993	2,075,709
Cullen/Frost Bankers, Inc.	33,703	2,285,063
East West Bancorp, Inc.	86,742	3,465,343
First Niagara Financial Group, Inc.	214,398	1,899,566
First Republic Bank	75,526	4,304,982
Hudson City Bancorp, Inc.	291,638	2,846,387
Huntington Bancshares, Inc.	504,509	5,519,329
Nationstar Mortgage Holdings, Inc. *(a)	15,373	409,690
New York Community Bancorp, Inc.	268,076	4,452,742
Ocwen Financial Corp. *(a)	69,117	562,612
People's United Financial, Inc.	188,104	2,846,014
Popular, Inc. *	64,578	2,228,587
Prosperity Bancshares, Inc.	36,079	1,866,367
Signature Bank *	31,096	3,835,692
SVB Financial Group *	31,038	3,814,570
Security	Number of Shares	Value ($)
TFS Financial Corp.	52,812	744,649
Zions Bancorp	126,574	3,383,956
		53,877,704
Capital Goods 11.7%
A.O. Smith Corp.	46,765	2,947,598
Acuity Brands, Inc.	26,975	4,274,998
AECOM *	93,589	2,813,285
AGCO Corp.	51,630	2,568,076
Allegion plc	59,813	3,453,004
Allison Transmission Holdings, Inc.	104,723	3,332,286
Armstrong World Industries, Inc. *	27,021	1,508,582
B/E Aerospace, Inc. *	65,250	4,145,985
Carlisle Cos., Inc.	40,194	3,740,856
Chicago Bridge & Iron Co. N.V. (a)	60,126	2,775,416
CLARCOR, Inc.	29,848	1,964,297
Colfax Corp. *	59,346	3,126,347
Crane Co.	31,041	2,074,470
Donaldson Co., Inc.	77,645	2,875,971
EMCOR Group, Inc.	40,508	1,783,567
Fortune Brands Home & Security, Inc.	98,120	4,544,918
Generac Holdings, Inc. *	42,658	2,102,613
Graco, Inc.	37,350	2,830,383
HD Supply Holdings, Inc. *	95,326	2,812,594
Hexcel Corp.	58,124	2,765,540
Hubbell, Inc., Class B	33,919	3,859,982
IDEX Corp.	49,116	3,794,702
ITT Corp.	55,384	2,274,621
Jacobs Engineering Group, Inc. *	79,250	3,513,945
Joy Global, Inc.	59,446	2,634,647
KBR, Inc.	88,059	1,434,481
Kennametal, Inc.	47,473	1,661,555
KLX, Inc. *	31,987	1,277,561
Lennox International, Inc.	26,266	2,738,493
Lincoln Electric Holdings, Inc.	48,033	3,316,198
Masco Corp.	219,817	5,757,007
MSC Industrial Direct Co., Inc., Class A	32,018	2,336,994
Nordson Corp.	35,383	2,722,014
NOW, Inc. *(a)	64,754	1,376,023
Oshkosh Corp.	48,686	2,375,390
Owens Corning	71,736	2,845,050
Pall Corp.	65,659	6,619,084
Quanta Services, Inc. *	136,722	3,934,859
Regal-Beloit Corp.	28,366	2,210,846
Sensata Technologies Holding N.V. *	103,955	5,586,542
Snap-on, Inc.	35,863	5,280,109
SolarCity Corp. *(a)	31,304	1,607,773
Spirit AeroSystems Holdings, Inc., Class A *	80,388	3,955,893
SPX Corp.	25,739	2,294,117
Teledyne Technologies, Inc. *	22,831	2,302,050
Terex Corp.	66,285	1,816,872
The Babcock & Wilcox Co.	67,496	2,095,076
The Manitowoc Co., Inc.	85,544	1,893,089
The Middleby Corp. *	35,284	3,761,627
The Timken Co.	46,221	1,963,468
The Toro Co.	34,738	2,350,026
TransDigm Group, Inc.	30,281	6,566,738
38    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Trinity Industries, Inc.	97,008	3,261,409
Triumph Group, Inc.	31,106	1,859,828
United Rentals, Inc. *	61,726	5,744,222
USG Corp. *	54,101	1,525,107
Valmont Industries, Inc. (a)	14,887	1,855,665
WABCO Holdings, Inc. *	34,066	3,979,931
Wabtec Corp.	59,414	5,637,794
Watsco, Inc.	16,388	1,921,329
WESCO International, Inc. *	26,786	1,859,752
Woodward, Inc.	35,122	1,705,173
Xylem, Inc.	113,344	4,046,381
		189,994,209
Commercial & Professional Services 3.1%
Cintas Corp.	59,628	4,977,745
Clean Harbors, Inc. *	34,879	1,942,412
Copart, Inc. *	69,074	2,584,749
Equifax, Inc.	74,044	6,913,488
KAR Auction Services, Inc.	88,639	3,232,664
ManpowerGroup, Inc.	49,160	3,955,414
Pitney Bowes, Inc.	123,201	2,854,567
Robert Half International, Inc.	84,417	5,230,477
Rollins, Inc.	39,896	1,338,112
The ADT Corp.	108,119	4,240,427
The Dun & Bradstreet Corp.	22,541	2,986,232
Towers Watson & Co., Class A	43,459	5,714,859
Waste Connections, Inc.	75,143	3,529,467
		49,500,613
Consumer Durables & Apparel 5.3%
Brunswick Corp.	57,538	3,120,861
Carter's, Inc.	33,010	2,930,298
D.R. Horton, Inc.	204,958	5,597,403
Fossil Group, Inc. *	28,101	2,416,967
Hanesbrands, Inc.	61,323	7,821,135
Harman International Industries, Inc.	42,489	5,863,057
Hasbro, Inc.	70,654	4,402,804
Jarden Corp. *	110,681	5,873,841
Leggett & Platt, Inc.	84,665	3,814,158
Lennar Corp., Class A	109,713	5,508,690
lululemon athletica, Inc. *	64,551	4,417,870
Mohawk Industries, Inc. *	38,460	7,090,101
Newell Rubbermaid, Inc.	167,766	6,591,526
NVR, Inc. *	2,420	3,223,440
Polaris Industries, Inc.	37,717	5,783,148
PulteGroup, Inc.	204,882	4,622,138
Toll Brothers, Inc. *	100,194	3,838,432
Tupperware Brands Corp.	31,622	2,257,811
		85,173,680
Consumer Services 2.5%
Aramark	88,272	2,793,809
Brinker International, Inc.	38,877	2,311,626
Darden Restaurants, Inc.	77,010	4,928,640
Domino's Pizza, Inc.	34,353	3,487,860
Dunkin' Brands Group, Inc.	64,959	3,043,979
Extended Stay America, Inc.	35,580	686,694
Graham Holdings Co., Class B	2,737	2,699,722
H&R Block, Inc.	171,270	5,848,870
Security	Number of Shares	Value ($)
International Game Technology	154,203	2,750,982
Norwegian Cruise Line Holdings Ltd. *	63,178	3,115,939
Panera Bread Co., Class A *	15,583	2,515,564
Service Corp. International	127,780	3,175,333
Six Flags Entertainment Corp.	54,105	2,450,415
		39,809,433
Diversified Financials 3.0%
CBOE Holdings, Inc.	52,806	3,169,944
E*TRADE Financial Corp. *	179,515	4,673,673
Eaton Vance Corp.	73,722	3,103,696
Federated Investors, Inc., Class B	60,151	1,980,772
Legg Mason, Inc.	61,547	3,524,797
LPL Financial Holdings, Inc.	46,651	2,092,764
MSCI, Inc.	68,504	3,843,759
Navient Corp.	253,832	5,432,005
Raymond James Financial, Inc.	77,975	4,454,712
Santander Consumer USA Holdings, Inc.	61,317	1,381,472
SEI Investments Co.	82,301	3,542,235
The NASDAQ OMX Group, Inc.	71,422	3,582,528
Voya Financial, Inc.	119,027	5,259,803
Waddell & Reed Financial, Inc., Class A	50,998	2,522,361
		48,564,521
Energy 4.5%
Atwood Oceanics, Inc.	37,852	1,173,791
Cobalt International Energy, Inc. *	179,909	1,842,268
Core Laboratories N.V. (a)	27,072	2,975,754
CVR Energy, Inc. (a)	7,655	321,433
Denbury Resources, Inc.	213,474	1,793,182
Diamond Offshore Drilling, Inc. (a)	42,633	1,297,322
Dresser-Rand Group, Inc. *	47,283	3,848,363
Dril-Quip, Inc. *	24,089	1,750,307
Energen Corp.	44,179	2,855,731
EP Energy Corp., Class A *	22,476	252,855
Frank's International N.V.	22,727	403,632
Gulfport Energy Corp. *	51,690	2,367,919
Helmerich & Payne, Inc.	67,618	4,534,463
Kosmos Energy Ltd. *	71,680	643,686
Laredo Petroleum, Inc. *(a)	50,489	602,334
Nabors Industries Ltd.	175,342	2,246,131
Newfield Exploration Co. *	85,250	2,815,807
Noble Corp. plc	158,635	2,639,686
Oasis Petroleum, Inc. *	66,418	951,770
Oceaneering International, Inc.	65,327	3,562,281
Oil States International, Inc. *	33,829	1,470,885
Patterson-UTI Energy, Inc.	88,337	1,650,577
QEP Resources, Inc.	104,008	2,234,092
Rosetta Resources, Inc. *	37,146	658,599
Rowan Cos. plc, Class A	77,132	1,666,823
RPC, Inc.	39,951	536,941
SM Energy Co.	42,689	2,071,270
Superior Energy Services, Inc.	93,372	2,089,665
Targa Resources Corp.	21,544	2,145,352
Teekay Corp.	27,684	1,224,740
Tesoro Corp.	77,816	7,146,621
Ultra Petroleum Corp. *(a)	96,140	1,564,198
See financial notes    39

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Western Refining, Inc.	46,731	2,201,030
Whiting Petroleum Corp. *	103,484	3,500,864
World Fuel Services Corp.	45,560	2,494,410
WPX Energy, Inc. *	122,881	1,324,657
		72,859,439
Food & Staples Retailing 0.6%
Rite Aid Corp. *	562,801	4,491,152
Sprouts Farmers Market, Inc. *	77,379	2,848,321
United Natural Foods, Inc. *	30,782	2,556,137
		9,895,610
Food, Beverage & Tobacco 1.1%
Flowers Foods, Inc.	111,843	2,420,283
Ingredion, Inc.	44,621	3,668,292
Pilgrim's Pride Corp. (a)	39,618	1,086,722
Pinnacle Foods, Inc.	56,447	2,049,026
Seaboard Corp. *	171	685,710
The Hain Celestial Group, Inc. *	62,328	3,897,370
The WhiteWave Foods Co. *	107,634	4,407,612
		18,215,015
Health Care Equipment & Services 4.5%
Align Technology, Inc. *	44,117	2,530,110
athenahealth, Inc. *	23,388	2,971,913
Brookdale Senior Living, Inc. *	114,204	4,283,792
Centene Corp. *	71,957	4,422,477
Community Health Systems, Inc. *	71,319	3,460,398
DENTSPLY International, Inc.	88,153	4,672,991
Envision Healthcare Holdings, Inc. *	82,340	3,015,291
Hologic, Inc. *	149,193	4,830,869
IDEXX Laboratories, Inc. *	29,703	4,658,322
MEDNAX, Inc. *	61,790	4,416,131
Omnicare, Inc.	60,228	4,621,897
Patterson Cos., Inc.	53,749	2,691,481
Premier, Inc., Class A *	19,484	714,284
ResMed, Inc.	86,019	5,536,183
Sirona Dental Systems, Inc. *	34,282	3,113,491
Team Health Holdings, Inc. *	43,983	2,606,872
Teleflex, Inc.	25,738	3,132,057
Tenet Healthcare Corp. *	61,130	2,830,319
The Cooper Cos., Inc.	29,695	4,869,089
Veeva Systems, Inc., Class A *	25,215	778,387
WellCare Health Plans, Inc. *	26,496	2,406,102
		72,562,456
Household & Personal Products 0.8%
Avon Products, Inc.	266,942	2,271,676
Coty, Inc., Class A *	46,409	1,048,843
Energizer Holdings, Inc.	37,859	5,066,670
Herbalife Ltd. *(a)	43,001	1,333,461
Nu Skin Enterprises, Inc., Class A (a)	37,492	2,031,317
Spectrum Brands Holdings, Inc.	13,626	1,276,484
		13,028,451
Security	Number of Shares	Value ($)
Insurance 5.7%
Alleghany Corp. *	9,869	4,663,497
Allied World Assurance Co. Holdings AG	58,509	2,366,689
American Financial Group, Inc.	46,656	2,939,328
American National Insurance Co.	5,302	555,385
AmTrust Financial Services, Inc. (a)	19,360	1,043,504
Arch Capital Group Ltd. *	81,161	4,801,485
Arthur J. Gallagher & Co.	97,837	4,597,361
Assurant, Inc.	43,187	2,646,068
Assured Guaranty Ltd.	102,455	2,717,107
Axis Capital Holdings Ltd.	63,407	3,286,385
Brown & Brown, Inc.	73,977	2,377,621
Cincinnati Financial Corp.	89,049	4,698,225
CNO Financial Group, Inc.	128,778	2,093,930
Erie Indemnity Co., Class A	14,824	1,288,354
Everest Re Group Ltd.	28,024	4,972,298
FNF Group	171,956	6,314,224
Genworth Financial, Inc., Class A *	311,041	2,410,568
HCC Insurance Holdings, Inc.	60,381	3,374,090
Markel Corp. *	8,636	6,437,620
Old Republic International Corp.	146,882	2,226,731
PartnerRe Ltd.	30,017	3,436,947
Reinsurance Group of America, Inc.	43,245	3,862,211
RenaissanceRe Holdings Ltd.	24,414	2,503,167
Torchmark Corp.	78,078	4,157,654
Validus Holdings Ltd.	57,832	2,408,124
W.R. Berkley Corp.	63,630	3,175,773
White Mountains Insurance Group Ltd.	3,615	2,411,747
Willis Group Holdings plc	109,667	5,233,309
		92,999,402
Materials 7.4%
Airgas, Inc.	41,251	4,835,442
Albemarle Corp.	69,194	3,914,305
Allegheny Technologies, Inc.	65,651	2,209,813
AptarGroup, Inc.	39,433	2,597,452
Ashland, Inc.	39,367	5,024,016
Avery Dennison Corp.	56,603	3,031,091
Axalta Coating Systems Ltd. *	29,667	842,543
Axiall Corp.	44,031	2,039,076
Bemis Co., Inc.	60,999	2,976,751
Carpenter Technology Corp.	33,908	1,436,343
Crown Holdings, Inc. *	87,523	4,638,719
Cytec Industries, Inc.	43,273	2,273,131
Eagle Materials, Inc.	30,358	2,383,103
Graphic Packaging Holding Co. *	203,195	3,066,213
Huntsman Corp.	124,152	2,788,454
International Flavors & Fragrances, Inc.	49,968	6,092,598
Martin Marietta Materials, Inc.	37,960	5,402,847
MeadWestvaco Corp.	103,498	5,491,604
NewMarket Corp.	6,563	3,091,829
Owens-Illinois, Inc. *	102,750	2,687,940
Packaging Corp. of America	60,566	5,018,499
Platform Specialty Products Corp. *	75,879	1,956,161
Reliance Steel & Aluminum Co.	48,580	2,769,546
Rock-Tenn Co., Class A	86,774	5,956,167
Royal Gold, Inc.	40,922	2,950,476
40    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
RPM International, Inc.	84,417	4,267,279
Sealed Air Corp.	131,734	6,208,623
Silgan Holdings, Inc.	28,011	1,608,111
Sonoco Products Co.	62,080	2,907,206
Steel Dynamics, Inc.	145,369	2,648,623
The Scotts Miracle-Gro Co., Class A	27,052	1,772,176
The Valspar Corp.	47,097	4,080,955
Vulcan Materials Co.	80,744	6,701,752
W.R. Grace & Co. *	45,457	4,507,062
		120,175,906
Media 1.9%
AMC Networks, Inc., Class A *	36,929	2,659,627
Cablevision Systems Corp., Class A	135,043	2,536,108
Cinemark Holdings, Inc.	62,955	2,563,528
Discovery Communications, Inc., Class A *	91,927	2,969,242
Gannett Co., Inc.	139,008	4,920,883
Liberty Media Corp., Class A *	60,566	2,335,728
Lions Gate Entertainment Corp.	51,450	1,676,755
Morningstar, Inc.	12,875	961,119
Regal Entertainment Group, Class A (a)	52,065	1,230,817
The Interpublic Group of Cos., Inc.	260,478	5,808,659
The Madison Square Garden Co., Class A *	37,167	2,912,034
		30,574,500
Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Alkermes plc *	89,545	6,290,536
Bio-Rad Laboratories, Inc., Class A *	12,623	1,605,393
Bio-Techne Corp.	22,371	2,181,844
BioMarin Pharmaceutical, Inc. *	96,208	10,300,991
Bruker Corp. *	70,404	1,339,788
Endo International plc *	102,049	8,735,394
Hospira, Inc. *	104,833	9,177,081
Incyte Corp. *	94,451	8,108,618
Intercept Pharmaceuticals, Inc. *(a)	7,879	1,744,174
Jazz Pharmaceuticals plc *	37,491	6,376,844
Medivation, Inc. *	48,090	5,652,018
Mettler-Toledo International, Inc. *	17,689	5,557,353
PerkinElmer, Inc.	68,292	3,209,724
Pharmacyclics, Inc. *	37,871	8,177,485
Puma Biotechnology, Inc. *	12,528	2,668,589
Quintiles Transnational Holdings, Inc. *	44,675	2,902,982
Salix Pharmaceuticals Ltd. *	39,472	6,204,998
Seattle Genetics, Inc. *	60,339	2,187,289
United Therapeutics Corp. *	29,677	4,601,419
VWR Corp. *	15,642	384,011
		97,406,531
Real Estate 10.3%
Alexandria Real Estate Equities, Inc.	44,169	4,236,249
American Campus Communities, Inc.	65,492	2,702,855
American Homes 4 Rent, Class A	87,387	1,458,489
Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	94,370	3,555,862
BioMed Realty Trust, Inc.	121,359	2,699,024
Brixmor Property Group, Inc.	86,042	2,185,467
Camden Property Trust	52,707	3,836,543
CBL & Associates Properties, Inc.	106,526	2,132,651
CBRE Group, Inc., Class A *	173,494	5,943,904
Chimera Investment Corp.	622,525	1,998,305
Corrections Corp. of America	72,393	2,887,757
DDR Corp.	184,827	3,500,623
Douglas Emmett, Inc.	83,607	2,413,734
Duke Realty Corp.	210,218	4,490,256
Equity LifeStyle Properties, Inc.	49,964	2,691,561
Extra Space Storage, Inc.	67,947	4,469,554
Federal Realty Investment Trust	42,213	5,995,512
Forest City Enterprises, Inc., Class A *	104,991	2,651,023
Gaming & Leisure Properties, Inc.	55,646	1,883,617
Highwoods Properties, Inc.	56,249	2,565,517
Home Properties, Inc.	35,910	2,397,711
Hospitality Properties Trust	93,362	2,876,483
Iron Mountain, Inc.	116,136	4,267,998
Jones Lang LaSalle, Inc.	27,509	4,435,826
Kilroy Realty Corp.	51,282	3,793,330
Lamar Advertising Co., Class A	49,785	2,892,508
Liberty Property Trust	91,442	3,403,471
MFA Financial, Inc.	222,783	1,773,353
Mid-America Apartment Communities, Inc.	46,452	3,366,376
National Retail Properties, Inc.	81,689	3,287,165
Omega Healthcare Investors, Inc.	85,873	3,440,072
Outfront Media, Inc.	83,490	2,500,525
Piedmont Office Realty Trust, Inc., Class A	96,702	1,772,548
Plum Creek Timber Co., Inc.	109,236	4,745,212
Rayonier, Inc.	79,271	2,172,818
Realogy Holdings Corp. *	89,952	4,137,792
Realty Income Corp.	136,843	6,850,361
Regency Centers Corp.	57,475	3,772,084
Retail Properties of America, Inc., Class A	143,360	2,269,389
RLJ Lodging Trust	81,867	2,604,189
Senior Housing Properties Trust	144,222	3,223,362
SL Green Realty Corp.	59,939	7,608,057
Starwood Property Trust, Inc.	138,009	3,367,420
Tanger Factory Outlet Centers, Inc.	57,882	2,051,917
Taubman Centers, Inc.	39,431	2,852,439
The Howard Hughes Corp. *	22,318	3,343,013
Two Harbors Investment Corp.	229,469	2,395,656
UDR, Inc.	157,159	5,019,658
Weingarten Realty Investors	67,931	2,460,461
WP Carey, Inc.	59,481	4,079,207
		167,458,904
Retailing 5.0%
Abercrombie & Fitch Co., Class A	43,324	1,071,836
Advance Auto Parts, Inc.	45,063	6,981,611
AutoNation, Inc. *	45,671	2,808,767
Cabela's, Inc. *	29,939	1,629,879
Dick's Sporting Goods, Inc.	60,091	3,250,322
Dillard's, Inc., Class A	15,653	2,037,394
See financial notes    41

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Foot Locker, Inc.	88,199	4,954,138
GameStop Corp., Class A (a)	68,226	2,522,315
GNC Holdings, Inc., Class A	54,265	2,609,604
Groupon, Inc. *	265,316	2,170,285
HSN, Inc.	20,477	1,383,631
J.C. Penney Co., Inc. *(a)	184,520	1,568,420
LKQ Corp. *	185,486	4,558,318
Penske Automotive Group, Inc.	27,254	1,344,440
PetSmart, Inc.	62,108	5,149,374
Sally Beauty Holdings, Inc. *	76,038	2,548,794
Sears Holdings Corp. *(a)	32,478	1,221,173
Signet Jewelers Ltd.	49,420	5,924,470
Staples, Inc.	395,037	6,622,795
Tractor Supply Co.	83,861	7,389,831
Ulta Salon, Cosmetics & Fragrance, Inc. *	39,927	5,620,125
Urban Outfitters, Inc. *	61,077	2,379,560
Williams-Sonoma, Inc.	52,781	4,246,231
zulily, Inc., Class A *(a)	11,439	160,260
		80,153,573
Semiconductors & Semiconductor Equipment 2.1%
Atmel Corp. *	253,411	2,113,448
Cree, Inc. *	72,672	2,853,103
First Solar, Inc. *	45,926	2,743,849
Freescale Semiconductor Ltd. *	63,181	2,281,466
Marvell Technology Group Ltd.	265,601	4,281,488
ON Semiconductor Corp. *	267,992	3,416,898
Skyworks Solutions, Inc.	117,531	10,313,345
SunEdison, Inc. *	155,442	3,441,486
Teradyne, Inc.	132,205	2,554,200
		33,999,283
Software & Services 8.1%
Akamai Technologies, Inc. *	109,357	7,601,405
Amdocs Ltd.	98,519	5,172,247
ANSYS, Inc. *	55,752	4,792,999
AOL, Inc. *	47,444	1,923,380
Aspen Technology, Inc. *	57,739	2,229,014
Booz Allen Hamilton Holding Corp.	61,444	1,828,573
Broadridge Financial Solutions, Inc.	74,012	3,939,659
Cadence Design Systems, Inc. *	183,701	3,371,832
CDK Global, Inc.	99,217	4,646,332
Computer Sciences Corp.	87,069	6,174,933
CoStar Group, Inc. *	19,683	3,920,066
DST Systems, Inc.	18,420	1,957,862
FactSet Research Systems, Inc.	23,622	3,674,402
FireEye, Inc. *	19,412	859,369
Fortinet, Inc. *	86,365	2,902,728
Gartner, Inc. *	54,560	4,534,481
Genpact Ltd. *	94,252	2,094,279
Global Payments, Inc.	42,048	3,862,529
IAC/InterActiveCorp	48,016	3,237,239
Informatica Corp. *	68,906	2,959,168
Jack Henry & Associates, Inc.	51,164	3,351,242
Leidos Holdings, Inc.	37,495	1,688,025
NetSuite, Inc. *	21,336	2,057,217
Pandora Media, Inc. *	114,115	1,688,902
PTC, Inc. *	70,919	2,457,698
Sabre Corp.	44,485	967,994
Security	Number of Shares	Value ($)
ServiceNow, Inc. *	81,222	6,193,990
SolarWinds, Inc. *	41,215	2,090,837
Solera Holdings, Inc.	41,415	2,308,472
Splunk, Inc. *	74,376	5,001,786
Synopsys, Inc. *	95,965	4,453,736
Syntel, Inc. *	19,694	972,884
Tableau Software, Inc., Class A *	25,098	2,359,463
Teradata Corp. *	95,032	4,230,825
The Ultimate Software Group, Inc. *	17,412	2,866,799
Total System Services, Inc.	102,773	3,925,929
Vantiv, Inc., Class A *	92,916	3,436,963
VeriSign, Inc. *	68,230	4,368,084
WEX, Inc. *	24,040	2,572,040
Yelp, Inc. *	38,492	1,847,616
		130,522,999
Technology Hardware & Equipment 3.5%
3D Systems Corp. *(a)	65,017	1,981,068
Anixter International, Inc. *	17,078	1,347,283
Arrow Electronics, Inc. *	59,633	3,694,861
Avnet, Inc.	83,644	3,831,732
Brocade Communications Systems, Inc.	268,613	3,328,115
CDW Corp.	73,510	2,766,181
CommScope Holding Co., Inc. *	52,671	1,659,137
Dolby Laboratories, Inc., Class A	26,292	1,064,037
EchoStar Corp., Class A *	26,985	1,466,635
FEI Co.	26,261	2,074,356
FLIR Systems, Inc.	85,754	2,768,139
Harris Corp.	64,356	4,999,174
Ingram Micro, Inc., Class A *	94,154	2,326,545
IPG Photonics Corp. *	22,150	2,124,185
Jabil Circuit, Inc.	122,115	2,682,867
Keysight Technologies, Inc. *	103,873	3,899,392
National Instruments Corp.	60,763	1,892,160
NCR Corp. *	104,658	3,077,992
Palo Alto Networks, Inc. *	41,093	5,844,247
Trimble Navigation Ltd. *	160,300	4,190,242
		57,018,348
Telecommunication Services 1.2%
Frontier Communications Corp.	619,739	4,945,517
Level 3 Communications, Inc. *	172,576	9,294,944
Telephone & Data Systems, Inc.	61,406	1,562,169
United States Cellular Corp. *	8,341	316,374
Windstream Holdings, Inc.	372,854	2,941,818
Zayo Group Holdings, Inc. *	16,189	473,690
		19,534,512
Transportation 2.2%
Alaska Air Group, Inc.	81,573	5,192,121
AMERCO *	3,896	1,273,291
Avis Budget Group, Inc. *	65,470	3,968,791
Expeditors International of Washington, Inc.	118,292	5,713,504
Genesee & Wyoming, Inc., Class A *	31,719	3,270,229
J.B. Hunt Transport Services, Inc.	56,911	4,865,890
Kirby Corp. *	35,147	2,709,131
Landstar System, Inc.	27,840	1,954,925
42    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Old Dominion Freight Line, Inc. *	43,281	3,381,112
Ryder System, Inc.	32,077	3,014,917
		35,343,911
Utilities 5.0%
AGL Resources, Inc.	73,612	3,615,085
Alliant Energy Corp.	68,136	4,333,450
American Water Works Co., Inc.	110,349	5,967,674
Aqua America, Inc.	107,166	2,833,469
Atmos Energy Corp.	62,435	3,311,552
Cleco Corp.	38,531	2,097,242
CMS Energy Corp.	169,570	5,956,994
Great Plains Energy, Inc.	93,284	2,482,287
Integrys Energy Group, Inc.	49,154	3,673,279
ITC Holdings Corp.	95,850	3,712,271
MDU Resources Group, Inc.	119,909	2,673,971
National Fuel Gas Co.	52,064	3,353,442
NRG Energy, Inc.	207,723	4,981,198
OGE Energy Corp.	122,757	3,990,830
Pepco Holdings, Inc.	157,520	4,275,093
Pinnacle West Capital Corp.	69,088	4,427,159
Questar Corp.	106,259	2,484,335
SCANA Corp.	87,638	4,990,984
TECO Energy, Inc.	149,434	2,933,389
UGI Corp.	108,030	3,671,940
Vectren Corp.	49,739	2,220,846
Westar Energy, Inc.	80,368	3,122,297
		81,108,787
Total Common Stock
(Cost $1,364,949,965)		1,617,855,348

Other Investment Companies 1.3% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	704,110	704,110
Securities Lending Collateral 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	21,016,982	21,016,982
Total Other Investment Companies
(Cost $21,721,092)		21,721,092
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 03/19/15 (c)(d)	250,000	249,999
Total Short-Term Investment
(Cost $249,997)		249,999

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $1,388,018,909 and the unrealized appreciation and depreciation were $290,471,122 and ($38,663,592), respectively, with a net unrealized appreciation of $251,807,530.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,251,294. Non-Cash Collateral pledged to the fund for securities on loan amounted to $1,067,811.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the purchase yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 02/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/20/15	9	946,260	4,105
See financial notes    43

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	2,135,145,714	2,598,343,126
0.0%	Rights	115,418	115,419
0.0%	Warrants	—	—
3.7%	Other Investment Companies	97,139,458	97,139,458
0.0%	Short-Term Investments	414,999	414,998
103.3%	Total Investments	2,232,815,589	2,696,013,001
(3.3)%	Other Assets and Liabilities, Net		(85,791,202)
100.0%	Net Assets		2,610,221,799

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	73,800	1,839,096
Cooper Tire & Rubber Co.	52,950	2,015,277
Cooper-Standard Holding, Inc. *	12,901	699,363
Dana Holding Corp.	164,907	3,603,218
Dorman Products, Inc. *(a)	29,919	1,319,727
Drew Industries, Inc. *	23,212	1,369,276
Federal-Mogul Holdings Corp. *	27,309	356,929
Fox Factory Holding Corp. *	19,928	296,927
Gentex Corp.	290,496	5,118,540
Gentherm, Inc. *	34,032	1,580,787
Modine Manufacturing Co. *	47,819	619,734
Remy International, Inc.	30,860	705,768
Standard Motor Products, Inc.	19,517	818,153
Superior Industries International, Inc.	23,117	448,932
Tenneco, Inc. *	59,013	3,436,917
Thor Industries, Inc.	45,500	2,805,530
Visteon Corp. *	44,221	4,445,537
Winnebago Industries, Inc.	30,773	714,241
		32,193,952
Banks 7.7%
1st Source Corp.	14,272	440,577
Ameris Bancorp	24,268	635,094
Arrow Financial Corp.	14,680	391,956
Associated Banc-Corp.	148,905	2,775,589
Astoria Financial Corp.	89,052	1,168,362
Security	Number of Shares	Value ($)
BancFirst Corp.	6,245	370,828
BancorpSouth, Inc.	82,897	1,856,064
Bank Mutual Corp.	39,508	283,272
Bank of Hawaii Corp.	43,536	2,623,479
Bank of the Ozarks, Inc.	68,606	2,510,980
BankUnited, Inc.	97,814	3,170,152
Banner Corp.	20,246	883,940
BBCN Bancorp, Inc.	76,493	1,051,779
Beneficial Bancorp, Inc. *	37,516	424,681
Berkshire Hills Bancorp, Inc.	24,001	640,347
BNC Bancorp	24,447	396,530
BofI Holding, Inc. *	12,866	1,137,354
Boston Private Financial Holdings, Inc.	83,930	1,053,322
Bridge Capital Holdings *	10,533	226,460
Brookline Bancorp, Inc.	61,220	592,610
Bryn Mawr Bank Corp.	12,563	376,136
Camden National Corp.	7,972	303,733
Capital Bank Financial Corp., Class A *	27,064	718,549
Capitol Federal Financial, Inc.	118,395	1,469,282
Cardinal Financial Corp.	31,812	622,561
Cascade Bancorp *	31,518	152,547
Cathay General Bancorp	74,609	1,927,150
Centerstate Banks, Inc.	41,484	486,607
Central Pacific Financial Corp.	25,484	584,603
Chemical Financial Corp.	31,167	940,620
City Holding Co.	16,910	780,397
City National Corp.	47,439	4,287,062
Clifton Bancorp, Inc.	40,333	534,816
CoBiz Financial, Inc.	33,634	379,728
Columbia Banking System, Inc.	49,987	1,408,634
Commerce Bancshares, Inc.	84,456	3,506,613
Community Bank System, Inc.	39,620	1,407,302
Community Trust Bancorp, Inc.	14,208	463,749
CVB Financial Corp.	97,551	1,526,673
Dime Community Bancshares, Inc.	31,204	485,534
Eagle Bancorp, Inc. *	20,616	765,884
East West Bancorp, Inc.	144,914	5,789,314
Enterprise Financial Services Corp.	16,185	325,642
Essent Group Ltd. *	57,234	1,328,973
EverBank Financial Corp.	81,985	1,474,090
F.N.B. Corp.	165,226	2,119,850
Federal Agricultural Mortgage Corp., Class C	11,706	373,890
Financial Institutions, Inc.	13,551	305,169
First Bancorp (North Carolina)	18,907	332,385
First BanCorp (Puerto Rico) *	102,855	677,814
First Busey Corp.	51,520	326,122
First Citizens BancShares, Inc., Class A	6,636	1,673,931
First Commonwealth Financial Corp.	88,230	748,190
First Community Bancshares, Inc.	14,704	236,440
First Financial Bancorp	61,838	1,077,836
First Financial Bankshares, Inc. (a)	61,598	1,618,179
First Financial Corp.	8,776	295,312
First Horizon National Corp.	241,524	3,451,378
First Interstate BancSystem, Inc., Class A	17,774	469,056
First Merchants Corp.	37,885	854,686
First Midwest Bancorp, Inc.	75,624	1,293,170
44    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Niagara Financial Group, Inc.	343,120	3,040,043
FirstMerit Corp.	164,055	2,977,598
Flagstar Bancorp, Inc. *	20,641	305,280
Flushing Financial Corp.	29,070	569,191
Fulton Financial Corp.	179,821	2,175,834
German American Bancorp, Inc.	12,545	360,167
Glacier Bancorp, Inc.	75,822	1,841,716
Great Southern Bancorp, Inc.	9,774	365,743
Hancock Holding Co.	81,203	2,376,812
Hanmi Financial Corp.	32,489	641,008
Heartland Financial USA, Inc.	12,607	387,161
Hilltop Holdings, Inc. *	77,180	1,435,548
Home BancShares, Inc.	56,312	1,782,275
Home Loan Servicing Solutions Ltd. (a)	69,078	1,271,726
HomeTrust Bancshares, Inc. *	22,060	348,107
Hudson Valley Holding Corp.	14,570	378,674
Iberiabank Corp.	32,532	2,053,420
Independent Bank Corp.	24,057	1,006,064
Independent Bank Group, Inc.	3,163	114,089
International Bancshares Corp.	55,250	1,367,990
Investors Bancorp, Inc.	340,425	3,908,079
Kearny Financial Corp. *	10,156	134,872
Ladder Capital Corp., Class A *	16,523	304,023
Lakeland Bancorp, Inc.	32,230	350,340
Lakeland Financial Corp.	14,188	553,900
LegacyTexas Financial Group, Inc.	37,840	870,320
MainSource Financial Group, Inc.	18,148	339,549
MB Financial, Inc.	61,603	1,921,398
Meridian Bancorp, Inc. *	22,712	281,402
Metro Bancorp, Inc.	12,023	303,821
MGIC Investment Corp. *	325,802	2,974,572
National Bank Holdings Corp., Class A	33,269	620,134
National Penn Bancshares, Inc.	115,132	1,235,366
Nationstar Mortgage Holdings, Inc. *(a)	22,230	592,430
NBT Bancorp, Inc.	40,218	965,634
NMI Holdings, Inc., Class A *	33,352	243,470
Northfield Bancorp, Inc.	52,574	760,746
Northwest Bancshares, Inc.	99,663	1,177,518
OceanFirst Financial Corp.	16,319	266,652
Ocwen Financial Corp. *(a)	104,983	854,562
OFG Bancorp	42,204	736,460
Old National Bancorp	103,938	1,464,486
Opus Bank	5,038	146,757
Oritani Financial Corp.	39,884	570,740
PacWest Bancorp	93,899	4,303,861
Park National Corp. (a)	11,473	976,582
Park Sterling Corp.	28,098	191,066
Peoples Financial Services Corp. (a)	7,665	317,714
Pinnacle Financial Partners, Inc.	33,123	1,391,166
Popular, Inc. *	103,437	3,569,611
PrivateBancorp, Inc.	68,175	2,367,718
Prosperity Bancshares, Inc.	57,860	2,993,098
Provident Financial Services, Inc.	58,401	1,062,898
Radian Group, Inc.	185,338	2,930,194
Renasant Corp.	28,195	802,994
Republic Bancorp, Inc., Class A	12,608	301,457
S&T Bancorp, Inc.	30,731	870,609
Sandy Spring Bancorp, Inc.	25,317	652,672
Security	Number of Shares	Value ($)
ServisFirst Bancshares, Inc.	2,976	95,649
Signature Bank *	49,977	6,164,663
Simmons First National Corp., Class A	16,325	668,509
South State Corp.	22,613	1,527,056
Southside Bancshares, Inc. (a)	22,240	638,510
Southwest Bancorp, Inc.	19,773	329,418
Square 1 Financial, Inc., Class A *	5,969	165,222
State Bank Financial Corp.	33,206	677,402
Sterling Bancorp	82,957	1,138,170
Stock Yards Bancorp, Inc.	15,319	508,591
Stonegate Mortgage Corp. *(a)	7,800	78,156
Sun Bancorp, Inc. *	6,674	123,803
Susquehanna Bancshares, Inc.	175,516	2,353,670
SVB Financial Group *	50,617	6,220,829
Synovus Financial Corp.	134,356	3,760,624
TCF Financial Corp.	160,496	2,518,182
Texas Capital Bancshares, Inc. *	44,465	2,064,510
TFS Financial Corp.	91,740	1,293,534
The Bancorp, Inc. *	35,796	334,335
The First of Long Island Corp.	12,353	303,143
Tompkins Financial Corp.	10,750	558,463
Towne Bank	57,121	885,376
Trico Bancshares	18,893	451,543
TrustCo Bank Corp.	77,977	527,125
Trustmark Corp.	67,627	1,558,802
UMB Financial Corp.	36,348	1,873,376
Umpqua Holdings Corp.	211,488	3,498,012
Union Bankshares Corp.	43,340	947,846
United Bankshares, Inc.	60,901	2,280,742
United Community Banks, Inc.	41,316	785,830
United Financial Bancorp, Inc.	48,151	596,591
Univest Corp. of Pennsylvania	17,920	340,301
Valley National Bancorp	213,616	2,050,714
Walker & Dunlop, Inc. *	20,780	333,103
Washington Federal, Inc.	96,507	2,038,228
Washington Trust Bancorp, Inc.	15,657	587,920
Waterstone Financial, Inc.	21,691	279,163
Webster Financial Corp.	86,748	2,995,408
WesBanco, Inc.	34,396	1,126,125
Westamerica Bancorp	27,128	1,168,403
Western Alliance Bancorp *	74,041	2,102,024
Wilshire Bancorp, Inc.	66,407	631,531
Wintrust Financial Corp.	44,250	2,083,733
WSFS Financial Corp.	7,397	575,043
		200,879,678
Capital Goods 9.7%
A.O. Smith Corp.	73,925	4,659,493
AAON, Inc.	40,519	912,083
AAR Corp.	36,273	1,066,426
Actuant Corp., Class A	65,529	1,667,058
Acuity Brands, Inc.	43,653	6,918,127
Advanced Drainage Systems, Inc.	23,543	639,192
AECOM *	149,327	4,488,770
Aegion Corp. *	36,411	658,675
Aerovironment, Inc. *	20,672	566,619
Air Lease Corp.	93,257	3,566,148
Aircastle Ltd.	59,930	1,382,585
Alamo Group, Inc.	8,393	420,909
Albany International Corp., Class A	26,335	993,093
See financial notes    45

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Allegion plc	93,674	5,407,800
Altra Industrial Motion Corp.	28,160	768,768
Ameresco, Inc., Class A *	16,552	103,616
American Railcar Industries, Inc. (a)	9,886	555,198
American Science & Engineering, Inc.	7,815	408,646
American Woodmark Corp. *	11,193	589,423
Apogee Enterprises, Inc.	28,026	1,284,992
Applied Industrial Technologies, Inc.	39,534	1,731,985
Armstrong World Industries, Inc. *	44,290	2,472,711
Astec Industries, Inc.	19,979	854,502
Astronics Corp. *	18,482	1,285,608
AZZ, Inc.	24,276	1,102,616
Barnes Group, Inc.	48,811	1,953,416
Beacon Roofing Supply, Inc. *	49,917	1,498,508
Blount International, Inc. *	46,880	777,739
Briggs & Stratton Corp.	46,281	964,496
Builders FirstSource, Inc. *	34,038	205,249
CAI International, Inc. *	17,545	425,993
Capstone Turbine Corp. *(a)	376,609	266,489
Chart Industries, Inc. *	29,485	1,030,206
CIRCOR International, Inc.	17,158	920,870
CLARCOR, Inc.	48,387	3,184,348
Columbus McKinnon Corp.	19,290	512,342
Comfort Systems USA, Inc.	38,854	726,570
Continental Building Products, Inc. *	19,980	416,783
Crane Co.	50,006	3,341,901
Cubic Corp.	20,458	1,069,340
Curtiss-Wright Corp.	46,567	3,379,833
DigitalGlobe, Inc. *	68,174	2,266,785
Douglas Dynamics, Inc.	22,530	507,601
DXP Enterprises, Inc. *	12,346	565,447
Dycom Industries, Inc. *	31,756	1,408,379
EMCOR Group, Inc.	64,170	2,825,405
Encore Wire Corp.	19,588	730,436
EnerSys	45,019	2,939,741
Engility Holdings, Inc.	17,930	647,273
EnPro Industries, Inc.	22,256	1,463,777
ESCO Technologies, Inc.	26,618	1,025,858
Esterline Technologies Corp. *	31,645	3,729,363
Exelis, Inc.	182,731	4,422,090
Federal Signal Corp.	58,128	958,531
Franklin Electric Co., Inc.	39,032	1,423,887
GATX Corp.	43,420	2,702,895
GenCorp, Inc. *	58,413	1,127,371
Generac Holdings, Inc. *	67,017	3,303,268
General Cable Corp.	50,055	752,827
Gibraltar Industries, Inc. *	28,811	422,369
Global Brass & Copper Holdings, Inc.	22,508	316,012
Global Power Equipment Group, Inc.	14,949	198,822
Graco, Inc.	60,417	4,578,400
GrafTech International Ltd. *	113,389	442,217
Graham Corp.	10,487	237,321
Granite Construction, Inc.	34,528	1,143,567
Great Lakes Dredge & Dock Corp. *	53,207	324,563
Griffon Corp.	42,819	698,806
H&E Equipment Services, Inc.	31,899	780,887
Harsco Corp.	81,642	1,346,277
HD Supply Holdings, Inc. *	153,000	4,514,265
Security	Number of Shares	Value ($)
HEICO Corp.	54,656	3,238,915
Hexcel Corp.	93,535	4,450,395
Hillenbrand, Inc.	59,698	1,892,427
Huntington Ingalls Industries, Inc.	47,026	6,646,185
Hyster-Yale Materials Handling, Inc.	10,419	688,383
Insteel Industries, Inc.	16,608	360,560
ITT Corp.	88,041	3,615,844
John Bean Technologies Corp.	26,040	899,942
Kadant, Inc.	9,286	410,813
Kaman Corp.	24,939	1,034,968
KBR, Inc.	141,367	2,302,868
Kennametal, Inc.	76,117	2,664,095
Kratos Defense & Security Solutions, Inc. *	34,962	201,731
L.B. Foster Co., Class A	10,533	516,328
Lennox International, Inc.	44,221	4,610,481
Lindsay Corp. (a)	12,163	1,065,236
Lydall, Inc. *	17,464	556,403
Masonite International Corp. *	19,331	1,185,764
MasTec, Inc. *	63,310	1,397,252
Meritor, Inc. *	93,739	1,339,530
Moog, Inc., Class A *	40,431	3,050,923
MRC Global, Inc. *	99,001	1,274,143
Mueller Industries, Inc.	53,257	1,853,876
Mueller Water Products, Inc., Class A	159,423	1,460,315
MYR Group, Inc. *	19,588	541,412
National Presto Industries, Inc. (a)	3,982	241,468
Navistar International Corp. *	65,080	1,894,479
NCI Building Systems, Inc. *	26,566	447,371
Nortek, Inc. *	8,792	682,699
NOW, Inc. *(a)	104,047	2,210,999
Orbital ATK, Inc.	57,772	3,829,128
PGT, Inc. *	43,797	445,415
Plug Power, Inc. *(a)	190,823	587,735
Ply Gem Holdings, Inc. *	18,690	256,614
Polypore International, Inc. *	42,765	2,535,537
Powell Industries, Inc.	9,848	332,271
Power Solutions International, Inc. *	6,674	377,281
Preformed Line Products Co.	3,078	141,434
Primoris Services Corp.	37,369	771,670
Proto Labs, Inc. *	21,483	1,527,012
Quanex Building Products Corp.	35,780	700,930
Raven Industries, Inc.	36,702	764,870
RBC Bearings, Inc.	23,496	1,457,927
Regal-Beloit Corp.	43,369	3,380,180
Rexnord Corp. *	98,610	2,718,678
Rush Enterprises, Inc., Class A *	34,462	962,524
Simpson Manufacturing Co., Inc.	39,820	1,441,484
Spirit AeroSystems Holdings, Inc., Class A *	128,257	6,311,527
Standex International Corp.	12,928	937,280
Stock Building Supply Holdings, Inc. *	15,325	237,997
Sun Hydraulics Corp.	24,862	962,159
TAL International Group, Inc. *	33,237	1,386,980
TASER International, Inc. *	52,659	1,236,433
Teledyne Technologies, Inc. *	36,409	3,671,119
Tennant Co.	18,400	1,202,808
Terex Corp.	106,982	2,932,377
Textainer Group Holdings Ltd.	24,059	776,143
The Babcock & Wilcox Co.	104,102	3,231,326
46    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The ExOne Co. *(a)	10,628	160,802
The Gorman-Rupp Co.	16,881	485,160
The Greenbrier Cos., Inc. (a)	25,189	1,480,358
The KEYW Holding Corp. *(a)	32,722	285,663
The Manitowoc Co., Inc.	131,346	2,906,687
The Middleby Corp. *	56,643	6,038,710
The Toro Co.	54,886	3,713,038
Thermon Group Holdings, Inc. *	33,547	822,572
Titan International, Inc.	55,619	555,078
Titan Machinery, Inc. *(a)	14,429	208,066
Trex Co., Inc. *	32,412	1,631,944
TriMas Corp. *	44,358	1,328,966
Triumph Group, Inc.	49,682	2,970,487
Tutor Perini Corp. *	39,135	910,671
Twin Disc, Inc.	9,192	169,041
Universal Forest Products, Inc.	19,062	1,030,301
USG Corp. *	88,194	2,486,189
Valmont Industries, Inc. (a)	23,521	2,931,893
Wabash National Corp. *	63,894	936,047
Watsco, Inc.	27,100	3,177,204
Watts Water Technologies, Inc., Class A	26,984	1,483,580
WESCO International, Inc. *	43,219	3,000,695
Woodward, Inc.	56,404	2,738,414
		252,287,776
Commercial & Professional Services 3.1%
ABM Industries, Inc.	49,296	1,532,613
Acacia Research Corp.	46,052	577,492
ACCO Brands Corp. *	117,021	890,530
Barrett Business Services, Inc.	7,042	262,315
Brady Corp., Class A	46,728	1,259,787
CBIZ, Inc. *	41,906	370,449
CDI Corp.	12,882	237,029
Civeo Corp.	103,709	408,613
Clean Harbors, Inc. *	53,511	2,980,028
Covanta Holding Corp.	127,526	2,763,488
Deluxe Corp.	50,236	3,343,206
Ennis, Inc.	24,123	336,516
Exponent, Inc.	12,197	1,055,406
Franklin Covey Co. *	14,457	258,780
FTI Consulting, Inc. *	39,231	1,446,447
G&K Services, Inc., Class A	19,082	1,373,713
GP Strategies Corp. *	16,752	597,879
Healthcare Services Group, Inc.	68,132	2,287,191
Heidrick & Struggles International, Inc.	15,826	378,874
Heritage-Crystal Clean, Inc. *	9,771	120,183
Herman Miller, Inc.	57,153	1,770,028
HNI Corp.	42,951	2,190,501
Huron Consulting Group, Inc. *	22,108	1,473,498
ICF International, Inc. *	19,572	820,067
InnerWorkings, Inc. *	32,661	207,397
Insperity, Inc.	24,939	1,291,840
Interface, Inc.	71,674	1,447,098
KAR Auction Services, Inc.	139,665	5,093,583
Kelly Services, Inc., Class A	29,089	503,531
Kforce, Inc.	26,035	614,426
Kimball International, Inc., Class B	32,495	310,327
Knoll, Inc.	45,821	972,780
Korn/Ferry International *	48,145	1,473,237
Security	Number of Shares	Value ($)
Matthews International Corp., Class A	29,466	1,425,270
McGrath RentCorp	22,650	724,574
Mistras Group, Inc. *	14,948	281,770
Mobile Mini, Inc.	44,348	1,839,999
MSA Safety, Inc.	31,601	1,598,379
Multi-Color Corp.	11,941	815,331
Navigant Consulting, Inc. *	46,909	656,257
NL Industries, Inc. *	9,565	75,181
On Assignment, Inc. *	45,537	1,739,969
Paylocity Holding Corp. *	19,735	589,879
Pendrell Corp. *	93,171	106,215
Performant Financial Corp. *	31,807	166,987
Pitney Bowes, Inc.	196,963	4,563,633
Quad/Graphics, Inc.	28,242	661,710
R.R. Donnelley & Sons Co.	194,041	3,700,362
Resources Connection, Inc.	35,170	623,212
RPX Corp. *	56,861	829,033
SP Plus Corp. *	16,878	381,612
Steelcase, Inc., Class A	84,715	1,585,865
Team, Inc. *	18,381	705,830
Tetra Tech, Inc.	61,472	1,563,233
The Advisory Board Co. *	41,970	2,271,416
The Brink's Co.	48,373	1,361,216
The Corporate Executive Board Co.	32,524	2,543,702
TriNet Group, Inc. *	25,316	919,983
TrueBlue, Inc. *	39,710	913,727
UniFirst Corp.	14,936	1,774,845
United Stationers, Inc.	37,314	1,507,112
US Ecology, Inc.	21,887	1,068,523
Viad Corp.	20,694	549,633
WageWorks, Inc. *	31,339	1,800,426
West Corp.	24,810	847,262
		80,840,998
Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	11,333	413,201
Beazer Homes USA, Inc. *	26,913	458,597
Brunswick Corp.	92,775	5,032,116
Callaway Golf Co.	71,919	646,552
Cavco Industries, Inc. *	9,029	647,018
Columbia Sportswear Co.	24,879	1,390,487
Crocs, Inc. *	79,706	888,722
Deckers Outdoor Corp. *	33,893	2,516,216
Ethan Allen Interiors, Inc.	27,236	730,742
G-III Apparel Group Ltd. *	18,587	1,955,910
GoPro, Inc., Class A *(a)	26,831	1,126,365
Helen of Troy Ltd. *	25,761	1,973,808
Hovnanian Enterprises, Inc., Class A *(a)	109,231	408,524
Iconix Brand Group, Inc. *	46,931	1,584,860
Installed Building Products, Inc. *	16,806	293,097
iRobot Corp. *	29,627	973,247
Kate Spade & Co. *	123,778	4,264,152
KB Home (a)	88,427	1,233,557
La-Z-Boy, Inc.	49,730	1,240,763
LeapFrog Enterprises, Inc. *	65,205	167,577
LGI Homes, Inc. *(a)	9,914	140,382
Libbey, Inc.	22,023	837,535
M.D.C Holdings, Inc.	38,192	1,038,058
M/I Homes, Inc. *	26,288	572,290
See financial notes    47

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Marine Products Corp.	12,895	105,223
Meritage Homes Corp. *	37,915	1,687,597
Movado Group, Inc.	16,279	418,207
NACCO Industries, Inc., Class A	4,312	240,825
Oxford Industries, Inc.	14,696	808,721
Perry Ellis International, Inc. *	12,899	304,416
Quiksilver, Inc. *	99,108	208,127
Skechers U.S.A., Inc., Class A *	40,472	2,757,762
Smith & Wesson Holding Corp. *(a)	48,688	658,749
Standard Pacific Corp. *	153,367	1,340,428
Steven Madden Ltd. *	56,408	2,059,456
Sturm Ruger & Co., Inc. (a)	18,136	942,346
Taylor Morrison Home Corp., Class A *	44,455	857,092
Tempur Sealy International, Inc. *	59,153	3,401,889
The Ryland Group, Inc.	44,788	2,037,854
TRI Pointe Homes, Inc. *	141,478	2,246,671
Tumi Holdings, Inc. *	57,166	1,337,113
Tupperware Brands Corp.	48,839	3,487,105
Unifi, Inc. *	12,446	402,255
Universal Electronics, Inc. *	16,015	905,008
Vera Bradley, Inc. *	24,044	480,640
Vince Holding Corp. *	19,351	439,848
Vista Outdoor, Inc. *	61,845	2,700,153
WCI Communities, Inc. *	7,684	183,801
William Lyon Homes, Class A *	17,652	400,524
Wolverine World Wide, Inc.	98,125	2,998,700
		63,944,286
Consumer Services 4.3%
2U, Inc. *	9,373	173,213
American Public Education, Inc. *	15,881	514,544
Apollo Education Group, Inc. *	94,811	2,621,524
Ascent Capital Group, Inc., Class A *	12,880	566,334
Belmond Ltd., Class A *	88,091	1,077,353
Biglari Holdings, Inc. *	1,525	663,695
BJ's Restaurants, Inc. *	21,985	1,148,057
Bloomin' Brands, Inc. *	103,042	2,654,362
Bob Evans Farms, Inc.	23,089	1,352,554
Boyd Gaming Corp. *	80,736	1,114,964
Bravo Brio Restaurant Group, Inc. *	16,188	210,930
Bridgepoint Education, Inc. *	16,971	171,747
Bright Horizons Family Solutions, Inc. *	36,904	1,871,033
Brinker International, Inc.	62,588	3,721,482
Buffalo Wild Wings, Inc. *	18,418	3,520,048
Caesars Entertainment Corp. *(a)	38,778	411,047
Capella Education Co.	10,140	657,275
Carriage Services, Inc.	14,741	338,896
Chegg, Inc. *(a)	49,615	402,874
Choice Hotels International, Inc.	35,593	2,259,088
Churchill Downs, Inc.	12,264	1,347,078
Chuy's Holdings, Inc. *	16,282	365,857
ClubCorp Holdings, Inc.	24,297	432,487
Cracker Barrel Old Country Store, Inc.	22,963	3,468,102
Dave & Buster's Entertainment, Inc. *	12,473	389,158
Del Frisco's Restaurant Group, Inc. *	25,116	504,580
Security	Number of Shares	Value ($)
Denny's Corp. *	85,195	980,594
DeVry Education Group, Inc.	55,249	2,019,351
Diamond Resorts International, Inc. *	49,382	1,711,086
DineEquity, Inc.	16,183	1,756,341
Domino's Pizza, Inc.	54,562	5,539,680
El Pollo Loco Holdings, Inc. *(a)	13,465	331,104
Fiesta Restaurant Group, Inc. *	25,445	1,654,179
Graham Holdings Co., Class B	4,275	4,216,775
Grand Canyon Education, Inc. *	44,957	2,061,728
Houghton Mifflin Harcourt Co. *	107,541	2,127,161
International Speedway Corp., Class A	28,956	898,505
Interval Leisure Group, Inc.	37,305	1,007,235
Intrawest Resorts Holdings, Inc. *	16,660	157,270
Isle of Capri Casinos, Inc. *	22,623	282,109
Jack in the Box, Inc.	37,581	3,633,707
K12, Inc. *	28,916	489,548
Krispy Kreme Doughnuts, Inc. *	64,435	1,405,972
La Quinta Holdings, Inc. *	62,159	1,380,551
Life Time Fitness, Inc. *	34,968	2,021,150
LifeLock, Inc. *	70,144	980,613
Marriott Vacations Worldwide Corp.	28,036	2,132,418
Noodles & Co. *(a)	11,140	203,082
Panera Bread Co., Class A *	24,880	4,016,378
Papa John's International, Inc.	28,469	1,760,523
Penn National Gaming, Inc. *	65,704	1,070,318
Pinnacle Entertainment, Inc. *	59,312	1,526,691
Popeyes Louisiana Kitchen, Inc. *	22,230	1,334,022
Potbelly Corp. *(a)	18,042	242,484
Red Robin Gourmet Burgers, Inc. *	13,835	1,154,807
Regis Corp. *	46,458	745,186
Ruby Tuesday, Inc. *	64,487	424,324
Ruth's Hospitality Group, Inc.	32,272	492,471
Scientific Games Corp., Class A *	51,612	697,278
SeaWorld Entertainment, Inc.	64,688	1,212,253
Service Corp. International	204,983	5,093,828
ServiceMaster Global Holdings, Inc. *	72,562	2,509,920
Six Flags Entertainment Corp.	87,149	3,946,978
Sonic Corp.	50,224	1,596,621
Sotheby's	59,803	2,628,342
Speedway Motorsports, Inc.	10,486	248,728
Steiner Leisure Ltd. *	12,526	577,699
Strayer Education, Inc. *	11,156	679,066
Texas Roadhouse, Inc.	59,400	2,235,816
The Cheesecake Factory, Inc.	44,661	2,122,291
The Marcus Corp.	19,837	386,623
The Wendy's Co.	262,647	2,912,755
Universal Technical Institute, Inc.	17,558	172,771
Vail Resorts, Inc.	35,103	3,082,394
Weight Watchers International, Inc. *(a)	29,065	329,306
Zoe's Kitchen, Inc. *(a)	17,196	589,995
		112,738,309
Diversified Financials 2.8%
Arlington Asset Investment Corp., Class A	22,795	569,647
Artisan Partners Asset Management, Inc., Class A	26,844	1,301,934
48    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
BGC Partners, Inc., Class A	162,489	1,475,400
Cash America International, Inc.	27,925	602,622
CBOE Holdings, Inc.	83,069	4,986,632
Cohen & Steers, Inc.	17,774	740,643
Cowen Group, Inc., Class A *	115,062	608,678
Credit Acceptance Corp. *	8,421	1,543,569
Diamond Hill Investment Group, Inc.	2,512	353,489
E*TRADE Financial Corp. *	285,930	7,444,188
Encore Capital Group, Inc. *	24,218	967,993
Enova International, Inc. *	25,504	588,887
Evercore Partners, Inc., Class A	34,497	1,767,281
Ezcorp, Inc., Class A *	47,240	493,186
Federated Investors, Inc., Class B	92,634	3,050,438
Financial Engines, Inc.	49,641	2,000,532
First Cash Financial Services, Inc. *	26,956	1,297,662
FNFV Group *	86,633	1,289,965
FXCM, Inc., Class A (a)	82,497	174,069
GAMCO Investors, Inc., Class A	4,289	323,820
GFI Group, Inc.	71,240	433,852
Green Dot Corp., Class A *	34,885	541,066
Greenhill & Co., Inc.	26,220	1,014,976
HFF, Inc., Class A	30,877	1,098,604
Interactive Brokers Group, Inc., Class A	57,184	1,822,454
INTL FCStone, Inc. *	14,494	394,672
Investment Technology Group, Inc. *	31,908	718,568
Janus Capital Group, Inc.	142,172	2,342,995
JG Wentworth Co. *	10,196	105,529
KCG Holdings, Inc., Class A *	75,363	948,067
Ladenburg Thalmann Financial Services, Inc. *	103,345	398,912
MarketAxess Holdings, Inc.	35,996	2,864,922
Moelis & Co., Class A	12,923	415,862
Nelnet, Inc., Class A	17,072	795,897
NewStar Financial, Inc. *	23,276	232,294
NorthStar Asset Management Group, Inc.	187,266	4,544,946
PHH Corp. *	57,430	1,394,400
PICO Holdings, Inc. *	25,423	436,513
Piper Jaffray Cos. *	15,782	864,064
PRA Group, Inc. *	48,683	2,438,531
Pzena Investment Management, Inc., Class A	11,672	96,761
RCS Capital Corp., Class A (a)	32,245	367,593
Safeguard Scientifics, Inc. *	23,212	427,333
SLM Corp.	409,856	3,881,336
Springleaf Holdings, Inc. *	23,501	903,613
Stifel Financial Corp. *	66,916	3,664,989
Virtus Investment Partners, Inc.	7,124	940,154
Waddell & Reed Financial, Inc., Class A	82,087	4,060,023
Walter Investment Management Corp. *(a)	38,772	646,329
Westwood Holdings Group, Inc.	7,676	479,596
WisdomTree Investments, Inc.	106,490	1,990,298
World Acceptance Corp. *(a)	10,653	874,718
		73,720,502
Security	Number of Shares	Value ($)
Energy 4.1%
Alon USA Energy, Inc.	25,400	354,076
Alpha Natural Resources, Inc. *(a)	225,606	286,520
Approach Resources, Inc. *(a)	37,903	292,990
Arch Coal, Inc. *(a)	220,383	288,702
Atwood Oceanics, Inc.	59,009	1,829,869
Basic Energy Services, Inc. *	36,876	274,357
Bill Barrett Corp. *	48,130	483,225
Bonanza Creek Energy, Inc. *	37,726	1,016,716
Bristow Group, Inc.	32,783	2,030,579
C&J Energy Services, Inc. *	47,430	646,471
California Resources Corp. *	306,528	2,194,740
CARBO Ceramics, Inc. (a)	19,013	692,834
Carrizo Oil & Gas, Inc. *	41,612	1,980,315
CHC Group Ltd. *(a)	34,889	85,827
Clayton Williams Energy, Inc. *	6,156	302,013
Clean Energy Fuels Corp. *(a)	70,965	426,500
Cloud Peak Energy, Inc. *	82,295	682,226
Comstock Resources, Inc. (a)	41,733	217,012
Contango Oil & Gas Co. *	14,397	338,761
Delek US Holdings, Inc.	51,789	1,930,694
Diamondback Energy, Inc. *	54,980	3,915,126
Dril-Quip, Inc. *	38,787	2,818,263
Eclipse Resources Corp. *(a)	43,493	311,845
Energen Corp.	71,476	4,620,209
Energy XXI Ltd. (a)	94,065	446,809
EP Energy Corp., Class A *	36,054	405,608
Era Group, Inc. *	19,091	421,147
Evolution Petroleum Corp.	27,020	184,276
EXCO Resources, Inc. (a)	156,804	329,288
Exterran Holdings, Inc.	66,938	2,173,477
FMSA Holdings, Inc. *(a)	26,037	175,489
Forum Energy Technologies, Inc. *	62,647	1,223,496
Frank's International N.V.	34,009	604,000
Geospace Technologies Corp. *(a)	13,551	252,455
Goodrich Petroleum Corp. *(a)	32,160	144,077
Green Plains, Inc.	34,909	811,634
Gulf Island Fabrication, Inc.	12,970	207,909
Gulfmark Offshore, Inc., Class A	24,460	402,122
Gulfport Energy Corp. *	83,192	3,811,026
Halcon Resources Corp. *(a)	241,165	463,037
Helix Energy Solutions Group, Inc. *	95,394	1,472,883
Hercules Offshore, Inc. *(a)	148,849	66,982
Hornbeck Offshore Services, Inc. *	31,370	654,378
ION Geophysical Corp. *	123,007	280,456
Isramco, Inc. *	1,101	135,423
Jones Energy, Inc., Class A *	13,761	117,519
Key Energy Services, Inc. *	137,272	281,408
Kosmos Energy Ltd. *	108,353	973,010
Laredo Petroleum, Inc. *(a)	79,125	943,961
Magnum Hunter Resources Corp. *(a)	185,032	488,484
Matador Resources Co. *	66,072	1,431,120
Matrix Service Co. *	24,067	447,646
McDermott International, Inc. *	237,656	594,140
Memorial Resource Development Corp. *	73,805	1,513,741
Midstates Petroleum Co., Inc. *(a)	52,128	55,777
Natural Gas Services Group, Inc. *	12,545	241,868
Newfield Exploration Co. *	133,218	4,400,191
Newpark Resources, Inc. *	81,206	769,021
See financial notes    49

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Northern Oil & Gas, Inc. *(a)	55,214	475,945
Nuverra Environmental Solutions, Inc. *(a)	20,836	77,927
Oil States International, Inc. *	52,629	2,288,309
Paragon Offshore plc (a)	79,024	162,789
Parker Drilling Co. *	117,459	362,948
Parsley Energy, Inc., Class A *	53,947	803,271
Patterson-UTI Energy, Inc.	142,429	2,661,286
PBF Energy, Inc., Class A	81,816	2,550,205
PDC Energy, Inc. *	35,971	1,858,981
Penn Virginia Corp. *(a)	72,800	483,392
PetroQuest Energy, Inc. *	56,383	164,638
PHI, Inc. *	13,787	444,217
Pioneer Energy Services Corp. *	66,705	354,871
Resolute Energy Corp. *(a)	73,002	77,382
REX American Resources Corp. *	4,756	258,536
Rex Energy Corp. *(a)	46,368	227,203
Rice Energy, Inc. *	61,809	1,210,220
RigNet, Inc. *	12,036	380,578
Rosetta Resources, Inc. *	60,137	1,066,229
Rowan Cos. plc, Class A	120,557	2,605,237
RPC, Inc.	63,617	855,012
RSP Permian, Inc. *	36,886	1,001,824
Sanchez Energy Corp. *(a)	50,739	679,903
SandRidge Energy, Inc. *(a)	393,108	695,801
SEACOR Holdings, Inc. *	17,882	1,296,624
SemGroup Corp., Class A	41,535	3,211,071
Seventy Seven Energy, Inc. *	33,513	160,862
Solazyme, Inc. *(a)	43,902	117,218
Stone Energy Corp. *	57,044	966,325
Swift Energy Co. *(a)	41,516	129,945
Synergy Resources Corp. *	87,905	1,050,465
Targa Resources Corp.	35,311	3,516,269
Teekay Corp.	44,092	1,950,630
Tesco Corp.	31,698	336,950
TETRA Technologies, Inc. *	84,498	504,453
Tidewater, Inc.	50,591	1,426,666
TransAtlantic Petroleum Ltd. *	15,378	73,661
Triangle Petroleum Corp. *(a)	96,011	476,215
Ultra Petroleum Corp. *(a)	149,524	2,432,755
Unit Corp. *	44,907	1,371,460
US Silica Holdings, Inc. (a)	52,427	1,699,159
VAALCO Energy, Inc. *	41,786	202,244
Vantage Drilling Co. *(a)	203,835	75,419
W&T Offshore, Inc.	36,302	216,723
Western Refining, Inc.	70,275	3,309,952
Willbros Group, Inc. *	35,987	228,158
World Fuel Services Corp.	70,141	3,840,220
WPX Energy, Inc. *	197,319	2,127,099
		107,410,975
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	37,814	3,318,178
Diplomat Pharmacy, Inc. *	12,720	381,600
Ingles Markets, Inc., Class A	11,217	485,023
Natural Grocers by Vitamin Cottage, Inc. *	8,749	257,658
PriceSmart, Inc.	20,096	1,596,426
Rite Aid Corp. *	886,700	7,075,866
Smart & Final Stores, Inc. *	13,325	200,674
SpartanNash Co.	38,501	1,022,202
Security	Number of Shares	Value ($)
SUPERVALU, Inc. *	197,022	1,946,577
The Andersons, Inc.	30,096	1,332,350
The Chefs' Warehouse, Inc. *	19,377	392,578
The Fresh Market, Inc. *	43,376	1,650,891
The Pantry, Inc. *	23,948	878,892
United Natural Foods, Inc. *	48,933	4,063,396
Village Super Market, Inc., Class A	4,374	120,854
Weis Markets, Inc.	11,439	539,578
		25,262,743
Food, Beverage & Tobacco 1.8%
Alico, Inc.	3,021	137,969
B&G Foods, Inc.	52,041	1,490,975
Boulder Brands, Inc. *	59,094	609,259
Cal-Maine Foods, Inc. (a)	33,762	1,270,464
Calavo Growers, Inc.	15,951	669,144
Coca-Cola Bottling Co. Consolidated	4,323	451,278
Darling Ingredients, Inc. *	159,140	2,772,219
Dean Foods Co.	93,568	1,508,316
Diamond Foods, Inc. *	25,453	685,958
Fresh Del Monte Produce, Inc.	33,228	1,169,958
Freshpet, Inc. *(a)	10,378	191,267
J&J Snack Foods Corp.	14,819	1,499,535
Lancaster Colony Corp.	18,367	1,678,744
Landec Corp. *	25,194	351,708
Limoneira Co.	9,707	202,876
National Beverage Corp. *	12,029	269,570
Pinnacle Foods, Inc.	96,261	3,494,274
Post Holdings, Inc. *	50,890	2,518,037
Sanderson Farms, Inc. (a)	19,792	1,686,476
Seaboard Corp. *	266	1,066,660
Seneca Foods Corp., Class A *	7,845	212,129
Snyder's-Lance, Inc.	52,983	1,634,526
The Boston Beer Co., Inc., Class A *	8,741	2,339,092
The Hain Celestial Group, Inc. *	97,752	6,112,433
The WhiteWave Foods Co. *	169,137	6,926,160
Tootsie Roll Industries, Inc. (a)	19,675	648,882
TreeHouse Foods, Inc. *	40,915	3,418,857
Universal Corp.	23,318	1,117,165
Vector Group Ltd.	73,142	1,685,923
		47,819,854
Health Care Equipment & Services 6.2%
AAC Holdings, Inc. *	4,863	175,019
Abaxis, Inc.	20,571	1,253,185
ABIOMED, Inc. *	35,260	2,143,455
Acadia Healthcare Co., Inc. *	44,375	2,805,831
Accuray, Inc. *(a)	87,271	783,694
Aceto Corp.	28,857	617,828
Air Methods Corp. *	34,304	1,817,769
Alere, Inc. *	75,867	3,449,673
Align Technology, Inc. *	70,239	4,028,207
Allscripts Healthcare Solutions, Inc. *	169,010	2,028,965
Amedisys, Inc. *	33,614	1,014,134
AMN Healthcare Services, Inc. *	44,425	1,002,228
Amsurg Corp. *	46,313	2,783,411
Analogic Corp.	11,697	1,013,662
AngioDynamics, Inc. *	26,930	500,898
50    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Antares Pharma, Inc. *(a)	123,963	323,543
athenahealth, Inc. *	37,505	4,765,760
Atrion Corp.	1,616	525,200
Bio-Reference Laboratories, Inc. *	25,274	883,074
BioScrip, Inc. *	66,186	404,396
Brookdale Senior Living, Inc. *	180,333	6,764,291
Cantel Medical Corp.	33,666	1,528,436
Capital Senior Living Corp. *	28,059	701,475
Cardiovascular Systems, Inc. *	29,244	1,102,791
Castlight Health, Inc., Class B *(a)	11,443	83,420
Centene Corp. *	117,768	7,238,021
Chemed Corp.	17,055	1,986,566
Civitas Solutions, Inc. *	11,531	218,974
Computer Programs & Systems, Inc.	9,429	495,965
CONMED Corp.	26,057	1,336,724
CorVel Corp. *	7,993	283,192
Cyberonics, Inc. *	25,268	1,730,858
Cynosure, Inc., Class A *	21,416	651,475
DexCom, Inc. *	69,808	4,240,138
Endologix, Inc. *	68,202	1,075,546
Exactech, Inc. *	9,193	214,657
ExamWorks Group, Inc. *	33,015	1,333,806
GenMark Diagnostics, Inc. *	38,742	492,411
Globus Medical, Inc., Class A *	64,371	1,562,928
Greatbatch, Inc. *	25,221	1,340,244
Haemonetics Corp. *	49,831	2,215,486
Halyard Health, Inc. *	44,737	2,059,692
Hanger, Inc. *	32,777	848,597
Health Net, Inc. *	77,182	4,426,388
HealthEquity, Inc. *	7,489	151,802
HealthSouth Corp.	88,765	3,857,727
HealthStream, Inc. *	22,292	576,917
Healthways, Inc. *	34,955	782,293
HeartWare International, Inc. *	15,234	1,298,394
Hill-Rom Holdings, Inc.	57,464	2,753,675
HMS Holdings Corp. *	87,423	1,533,399
ICU Medical, Inc. *	13,499	1,200,196
Insulet Corp. *	54,404	1,726,239
Integra LifeSciences Holdings Corp. *	24,732	1,484,167
Invacare Corp.	28,920	548,612
IPC Healthcare, Inc. *	15,984	691,148
K2M Group Holdings, Inc. *	18,807	385,355
Kindred Healthcare, Inc.	76,123	1,615,330
Landauer, Inc.	10,576	403,369
LDR Holding Corp. *	14,889	582,011
LHC Group, Inc. *	11,242	379,980
LifePoint Hospitals, Inc. *	43,742	3,147,674
Magellan Health, Inc. *	26,446	1,694,395
Masimo Corp. *	44,738	1,318,429
MedAssets, Inc. *	57,841	1,111,126
Medidata Solutions, Inc. *	53,572	2,577,349
Meridian Bioscience, Inc.	38,623	764,735
Merit Medical Systems, Inc. *	38,827	761,398
Molina Healthcare, Inc. *	30,258	1,927,132
National HealthCare Corp.	9,197	579,503
National Research Corp., Class A	8,784	122,098
Natus Medical, Inc. *	32,500	1,163,175
Neogen Corp. *	34,923	1,786,311
Nevro Corp. *	6,584	275,409
NuVasive, Inc. *	45,037	2,060,443
Security	Number of Shares	Value ($)
NxStage Medical, Inc. *	57,904	994,791
Omnicell, Inc. *	33,491	1,173,860
OraSure Technologies, Inc. *	59,003	422,462
Orthofix International N.V. *	19,087	618,991
Owens & Minor, Inc.	62,581	2,231,639
PharMerica Corp. *	31,594	789,850
Quality Systems, Inc.	45,269	786,775
Quidel Corp. *	27,884	716,061
Select Medical Holdings Corp.	97,201	1,318,046
STERIS Corp.	57,708	3,723,320
Surgical Care Affiliates, Inc. *	9,313	302,486
SurModics, Inc. *	13,945	335,377
Symmetry Surgical, Inc. *	8,723	64,550
Tandem Diabetes Care, Inc. *(a)	16,663	194,957
Team Health Holdings, Inc. *	70,429	4,174,327
Teleflex, Inc.	41,068	4,997,565
The Ensign Group, Inc.	19,698	868,091
The Providence Service Corp. *	12,545	577,070
The Spectranetics Corp. *	42,231	1,427,830
Thoratec Corp. *	53,884	2,194,157
Tornier N.V. *	33,594	821,037
Triple-S Management Corp., Class B *	23,106	435,548
Universal American Corp. *	48,920	452,999
US Physical Therapy, Inc.	11,252	476,972
Vascular Solutions, Inc. *	15,697	458,039
VCA, Inc. *	83,029	4,423,785
Veeva Systems, Inc., Class A *	34,899	1,077,332
WellCare Health Plans, Inc. *	42,582	3,866,871
West Pharmaceutical Services, Inc.	68,786	3,763,970
Wright Medical Group, Inc. *	51,408	1,266,179
Zeltiq Aesthetics, Inc. *	31,909	1,064,803
		161,531,544
Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	41,499	401,710
Elizabeth Arden, Inc. *(a)	28,043	469,720
Harbinger Group, Inc. *	105,549	1,300,364
Inter Parfums, Inc.	18,498	525,898
Medifast, Inc. *	10,494	332,030
Nu Skin Enterprises, Inc., Class A (a)	58,408	3,164,546
Revlon, Inc., Class A *	12,106	408,699
Spectrum Brands Holdings, Inc.	20,330	1,904,515
Synutra International, Inc. *(a)	5,808	32,931
USANA Health Sciences, Inc. *	5,784	578,458
WD-40 Co.	13,097	1,063,476
		10,182,347
Insurance 3.2%
Allied World Assurance Co. Holdings AG	93,521	3,782,924
Ambac Financial Group, Inc. *	42,857	1,066,711
American Equity Investment Life Holding Co.	74,296	2,116,693
American National Insurance Co.	8,357	875,396
AMERISAFE, Inc.	19,488	809,532
AmTrust Financial Services, Inc. (a)	30,922	1,666,696
Argo Group International Holdings Ltd.	27,364	1,310,990
See financial notes    51

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Aspen Insurance Holdings Ltd.	60,045	2,753,063
Assurant, Inc.	69,704	4,270,764
Assured Guaranty Ltd.	157,086	4,165,921
Baldwin & Lyons, Inc., Class B	9,193	213,553
Citizens, Inc. *(a)	40,879	299,234
CNO Financial Group, Inc.	200,251	3,256,081
Crawford & Co., Class B	24,022	218,360
Donegal Group, Inc., Class A	7,341	112,538
eHealth, Inc. *	15,913	144,808
EMC Insurance Group, Inc.	4,117	128,574
Employers Holdings, Inc.	32,789	773,493
Endurance Specialty Holdings Ltd.	43,339	2,755,060
Enstar Group Ltd. *	10,722	1,491,430
FBL Financial Group, Inc., Class A	11,217	648,791
Fidelity & Guaranty Life	10,463	216,375
First American Financial Corp.	104,126	3,647,534
Global Indemnity plc *	6,939	187,700
Greenlight Capital Re Ltd., Class A *	27,990	916,113
Horace Mann Educators Corp.	42,400	1,366,552
Infinity Property & Casualty Corp.	11,123	862,589
Kansas City Life Insurance Co.	3,148	147,012
Kemper Corp.	48,298	1,777,366
Maiden Holdings Ltd.	54,192	775,488
MBIA, Inc. *	137,837	1,240,533
Meadowbrook Insurance Group, Inc.	44,885	375,239
Mercury General Corp.	35,253	1,922,346
Montpelier Re Holdings Ltd.	37,267	1,343,103
National General Holdings Corp.	46,290	860,994
National Interstate Corp.	6,481	173,561
National Western Life Insurance Co., Class A	1,912	480,639
Old Republic International Corp.	235,883	3,575,986
OneBeacon Insurance Group Ltd., Class A	21,350	320,250
Platinum Underwriters Holdings Ltd.	24,138	1,842,936
Primerica, Inc.	52,622	2,775,284
ProAssurance Corp.	55,351	2,490,241
RLI Corp.	34,096	1,649,905
Safety Insurance Group, Inc.	11,971	700,303
Selective Insurance Group, Inc.	56,792	1,546,446
StanCorp Financial Group, Inc.	40,458	2,676,701
State Auto Financial Corp.	14,359	340,165
State National Cos., Inc.	29,163	272,091
Stewart Information Services Corp.	22,348	840,955
Symetra Financial Corp.	91,271	2,060,899
The Hanover Insurance Group, Inc.	42,725	3,001,004
The Navigators Group, Inc. *	9,783	730,888
Third Point Reinsurance Ltd. *	66,779	937,577
United Fire Group, Inc.	23,312	672,318
Validus Holdings Ltd.	93,145	3,878,558
White Mountains Insurance Group Ltd.	5,899	3,935,518
		83,401,781
Materials 5.3%
A. Schulman, Inc.	27,701	1,179,509
AK Steel Holding Corp. *(a)	183,313	810,244
Allegheny Technologies, Inc.	105,912	3,564,998
Security	Number of Shares	Value ($)
Allied Nevada Gold Corp. *(a)	96,237	96,237
American Vanguard Corp.	27,069	305,068
AptarGroup, Inc.	63,302	4,169,703
Axiall Corp.	68,173	3,157,092
Balchem Corp.	30,312	1,785,983
Bemis Co., Inc.	97,247	4,745,654
Berry Plastics Group, Inc. *	114,262	3,920,329
Boise Cascade Co. *	38,803	1,381,775
Cabot Corp.	60,993	2,752,004
Calgon Carbon Corp. *	52,704	1,087,284
Carpenter Technology Corp.	51,683	2,189,292
Century Aluminum Co. *	50,051	949,468
Chemtura Corp. *	75,371	1,978,489
Clearwater Paper Corp. *	18,828	1,149,638
Cliffs Natural Resources, Inc. (a)	162,629	1,112,382
Coeur Mining, Inc. *	95,491	557,667
Commercial Metals Co.	117,809	1,773,025
Compass Minerals International, Inc.	32,594	2,955,298
Cytec Industries, Inc.	69,646	3,658,504
Deltic Timber Corp.	10,243	677,882
Domtar Corp.	62,683	2,833,272
Eagle Materials, Inc.	49,670	3,899,095
Ferro Corp. *	82,169	1,047,655
Flotek Industries, Inc. *	47,211	806,364
FutureFuel Corp.	24,078	296,159
Globe Specialty Metals, Inc.	62,363	1,038,344
Gold Resource Corp. (a)	56,037	193,888
Graphic Packaging Holding Co. *	319,503	4,821,300
Greif, Inc., Class A	35,311	1,553,684
H.B. Fuller Co.	48,203	2,154,674
Hawkins, Inc.	10,533	410,682
Haynes International, Inc.	11,495	464,168
Headwaters, Inc. *	68,538	1,125,394
Hecla Mining Co.	364,102	1,208,819
Horsehead Holding Corp. *	48,862	627,388
Innophos Holdings, Inc.	21,119	1,185,410
Innospec, Inc.	25,090	1,108,225
Intrepid Potash, Inc. *	58,064	819,864
Kaiser Aluminum Corp.	18,422	1,391,782
KapStone Paper & Packaging Corp.	81,994	2,825,513
Koppers Holdings, Inc.	21,650	348,998
Kraton Performance Polymers, Inc. *	34,029	686,705
Kronos Worldwide, Inc.	21,551	264,215
Louisiana-Pacific Corp. *	141,580	2,382,791
LSB Industries, Inc. *	20,706	778,132
Materion Corp.	21,200	776,344
McEwen Mining, Inc. *(a)	241,155	272,505
Mercer International, Inc. *	37,916	541,061
Minerals Technologies, Inc.	33,158	2,428,160
Molycorp, Inc. *(a)	191,842	179,909
Myers Industries, Inc.	28,947	576,045
Neenah Paper, Inc.	16,910	1,021,702
NewMarket Corp.	10,516	4,954,088
Olin Corp.	75,734	2,123,581
OM Group, Inc.	30,684	883,392
OMNOVA Solutions, Inc. *	37,846	301,633
P.H. Glatfelter Co.	41,301	1,011,875
Platform Specialty Products Corp. *	120,296	3,101,231
PolyOne Corp.	89,435	3,554,147
52    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Quaker Chemical Corp.	13,551	1,100,070
Rayonier Advanced Materials, Inc.	40,449	750,733
Rentech, Inc. *	258,790	354,542
Resolute Forest Products, Inc. *	94,348	1,720,908
RTI International Metals, Inc. *	28,644	798,308
Schnitzer Steel Industries, Inc., Class A	25,322	397,555
Schweitzer-Mauduit International, Inc.	30,942	1,448,704
Sensient Technologies Corp.	46,169	2,936,810
Silgan Holdings, Inc.	42,911	2,463,521
Sonoco Products Co.	100,360	4,699,859
Steel Dynamics, Inc.	233,723	4,258,433
Stepan Co.	20,366	836,635
Stillwater Mining Co. *	114,970	1,667,065
SunCoke Energy, Inc.	64,621	1,179,333
The Scotts Miracle-Gro Co., Class A	43,483	2,848,571
TimkenSteel Corp.	36,271	1,090,306
Tredegar Corp.	26,188	538,425
Trinseo S.A. *	17,832	323,473
Tronox Ltd., Class A	58,891	1,274,401
United States Lime & Minerals, Inc.	1,609	108,608
United States Steel Corp. (a)	141,322	3,384,662
Valhi, Inc.	16,007	100,204
Walter Energy, Inc. (a)	78,702	75,947
Wausau Paper Corp.	50,456	473,782
Worthington Industries, Inc.	49,573	1,338,471
Zep, Inc.	20,415	339,501
		138,464,546
Media 1.8%
AMC Entertainment Holdings, Inc., Class A	18,916	650,332
Carmike Cinemas, Inc. *	24,401	762,531
Central European Media Enterprises Ltd., Class A *(a)	78,986	223,530
Cinemark Holdings, Inc.	101,371	4,127,827
Clear Channel Outdoor Holdings, Inc., Class A	40,391	394,216
Crown Media Holdings, Inc., Class A *	23,293	79,895
Cumulus Media, Inc., Class A *	117,530	468,945
DreamWorks Animation SKG, Inc., Class A *(a)	74,299	1,590,742
Entercom Communications Corp., Class A *	16,859	191,855
Global Eagle Entertainment, Inc. *	37,608	500,186
Gray Television, Inc. *	45,185	494,324
Harte-Hanks, Inc.	41,518	321,765
Hemisphere Media Group, Inc. *(a)	12,865	161,842
John Wiley & Sons, Inc., Class A	45,365	2,933,301
Journal Communications, Inc., Class A *	43,689	519,025
Liberty Broadband Corp., Class A *	23,949	1,241,995
Liberty Broadband Corp., Class C *	62,713	3,264,839
Lions Gate Entertainment Corp.	79,960	2,605,896
Live Nation Entertainment, Inc. *	140,342	3,591,352
Loral Space & Communications, Inc. *	12,198	867,644
Media General, Inc. *	77,435	1,154,556
Security	Number of Shares	Value ($)
Meredith Corp.	34,875	1,870,695
Morningstar, Inc.	20,297	1,515,171
National CineMedia, Inc.	62,717	955,807
New Media Investment Group, Inc.	39,394	973,032
Nexstar Broadcasting Group, Inc., Class A	29,784	1,624,122
Regal Entertainment Group, Class A (a)	80,766	1,909,308
Rentrak Corp. *	11,540	631,815
Scholastic Corp.	28,031	1,037,427
SFX Entertainment, Inc. *(a)	41,510	197,588
Sinclair Broadcast Group, Inc., Class A (a)	70,005	1,922,337
Sizmek, Inc. *	22,502	177,766
Starz, Class A *	82,289	2,735,286
The E.W. Scripps Co., Class A *	28,569	658,801
The McClatchy Co., Class A *	70,397	163,321
The New York Times Co., Class A	131,541	1,840,259
Time, Inc.	105,892	2,509,640
World Wrestling Entertainment, Inc., Class A (a)	28,189	463,427
		47,332,400
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
ACADIA Pharmaceuticals, Inc. *	76,946	2,921,640
Accelerate Diagnostics, Inc. *(a)	21,494	429,880
Acceleron Pharma, Inc. *	8,827	358,641
Achillion Pharmaceuticals, Inc. *	93,091	1,130,125
Acorda Therapeutics, Inc. *	39,419	1,333,939
Aegerion Pharmaceuticals, Inc. *	29,717	808,302
Affymetrix, Inc. *	72,730	850,941
Agios Pharmaceuticals, Inc. *(a)	11,060	1,186,517
Akebia Therapeutics, Inc. *(a)	9,053	83,831
Akorn, Inc. *	74,566	4,012,396
Alkermes plc *	143,393	10,073,358
Alnylam Pharmaceuticals, Inc. *	70,397	7,147,407
AMAG Pharmaceuticals, Inc. *	20,897	1,028,759
Anacor Pharmaceuticals, Inc. *	42,593	1,852,795
Arena Pharmaceuticals, Inc. *	218,691	986,296
ARIAD Pharmaceuticals, Inc. *(a)	177,411	1,442,351
Array BioPharma, Inc. *	114,285	909,709
Atara Biotherapeutics, Inc. *	5,013	98,054
Auspex Pharmaceuticals, Inc. *	18,219	1,225,046
Bio-Rad Laboratories, Inc., Class A *	20,565	2,615,457
Bio-Techne Corp.	36,286	3,538,974
BioCryst Pharmaceuticals, Inc. *	60,790	620,058
Bluebird Bio, Inc. *	27,866	2,656,187
Bruker Corp. *	110,514	2,103,081
Cambrex Corp. *	29,456	1,008,868
Catalent, Inc. *	42,507	1,188,921
Celldex Therapeutics, Inc. *	89,048	2,274,286
Cepheid, Inc. *	68,380	3,886,719
Charles River Laboratories International, Inc. *	45,398	3,480,665
Chimerix, Inc. *	34,247	1,386,319
Clovis Oncology, Inc. *	29,475	2,253,658
Coherus Biosciences, Inc. *	6,910	218,287
Depomed, Inc. *	58,466	1,283,329
Dyax Corp. *	131,694	1,989,896
Emergent Biosolutions, Inc. *	31,186	934,644
See financial notes    53

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Enanta Pharmaceuticals, Inc. *	13,036	466,950
Endocyte, Inc. *(a)	33,057	191,731
Epizyme, Inc. *(a)	11,079	260,578
Exact Sciences Corp. *(a)	89,737	2,016,390
Exelixis, Inc. *(a)	181,385	531,458
FibroGen, Inc. *	7,188	228,722
Fluidigm Corp. *	27,136	1,199,411
Foundation Medicine, Inc. *	18,027	860,970
Genomic Health, Inc. *	15,604	474,362
Halozyme Therapeutics, Inc. *	104,963	1,581,792
Hyperion Therapeutics, Inc. *	11,725	346,474
ImmunoGen, Inc. *	82,247	625,077
Impax Laboratories, Inc. *	65,822	2,651,968
INC Research Holdings, Inc., Class A *	7,735	231,509
Infinity Pharmaceuticals, Inc. *	44,373	674,470
Insys Therapeutics, Inc. *(a)	11,995	720,420
Intercept Pharmaceuticals, Inc. *(a)	11,653	2,579,625
Intra-Cellular Therapies, Inc. *	23,306	579,154
Intrexon Corp. *(a)	33,408	1,371,732
Ironwood Pharmaceuticals, Inc. *	114,815	1,773,892
Isis Pharmaceuticals, Inc. *	115,989	7,952,206
Karyopharm Therapeutics, Inc. *(a)	18,030	491,498
Keryx Biopharmaceuticals, Inc. *(a)	92,968	1,130,491
Kindred Biosciences, Inc. *	13,820	92,732
Kite Pharma, Inc. *(a)	10,772	704,920
KYTHERA Biopharmaceuticals, Inc. *(a)	16,596	689,564
Lannett Co., Inc. *	25,047	1,562,933
Lexicon Pharmaceuticals, Inc. *(a)	245,715	230,972
Ligand Pharmaceuticals, Inc. *	18,146	999,300
Luminex Corp. *	39,506	621,824
MacroGenics, Inc. *	21,812	754,041
MannKind Corp. *(a)	248,907	1,622,874
Merrimack Pharmaceuticals, Inc. *(a)	95,018	1,018,593
MiMedx Group, Inc. *(a)	88,528	916,265
Momenta Pharmaceuticals, Inc. *	42,816	584,438
Myriad Genetics, Inc. *(a)	72,498	2,470,007
Nektar Therapeutics *	123,942	1,619,922
Neurocrine Biosciences, Inc. *	68,023	2,656,298
NewLink Genetics Corp. *(a)	20,564	885,897
Novavax, Inc. *	240,684	2,202,259
OncoMed Pharmaceuticals, Inc. *(a)	12,084	301,858
Ophthotech Corp. *	10,743	577,275
OPKO Health, Inc. *(a)	226,016	3,290,793
Orexigen Therapeutics, Inc. *(a)	119,399	673,410
Organovo Holdings, Inc. *(a)	72,235	427,631
Osiris Therapeutics, Inc. *	18,522	319,875
Pacira Pharmaceuticals, Inc. *	34,900	4,005,473
PAREXEL International Corp. *	53,270	3,433,784
PDL BioPharma, Inc. (a)	153,118	1,068,764
Phibro Animal Health Corp., Class A	13,025	472,417
Portola Pharmaceuticals, Inc. *	42,320	1,611,546
PRA Health Sciences, Inc. *	16,066	506,400
Prestige Brands Holdings, Inc. *	50,591	1,949,777
PTC Therapeutics, Inc. *	21,672	1,545,864
Raptor Pharmaceutical Corp. *(a)	62,898	583,064
Receptos, Inc. *	29,912	3,788,056
Relypsa, Inc. *	12,019	466,337
Retrophin, Inc. *(a)	19,626	277,904
Security	Number of Shares	Value ($)
Revance Therapeutics, Inc. *(a)	12,366	198,474
Sagent Pharmaceuticals, Inc. *	22,509	611,795
Sangamo BioSciences, Inc. *	65,526	1,102,147
Sarepta Therapeutics, Inc. *(a)	38,054	528,951
SciClone Pharmaceuticals, Inc. *	48,103	370,874
Sequenom, Inc. *(a)	123,155	431,042
Spectrum Pharmaceuticals, Inc. *(a)	51,722	322,228
Sunesis Pharmaceuticals, Inc. *	40,656	90,256
Synageva BioPharma Corp. *	22,444	2,215,896
Synergy Pharmaceuticals, Inc. *(a)	97,287	293,807
Synta Pharmaceuticals Corp. *(a)	68,910	165,384
TESARO, Inc. *	20,354	1,085,479
The Medicines Co. *	62,748	1,804,946
TherapeuticsMD, Inc. *	97,101	492,302
Theravance Biopharma, Inc. *	23,324	506,831
Theravance, Inc. (a)	75,302	1,359,954
Ultragenyx Pharmaceutical, Inc. *	25,440	1,380,629
United Therapeutics Corp. *	46,600	7,225,330
Versartis, Inc. *(a)	17,250	341,722
Vitae Pharmaceuticals, Inc. *	6,800	79,016
VIVUS, Inc. *(a)	108,190	282,376
VWR Corp. *	24,732	607,171
XOMA Corp. *(a)	82,789	305,491
ZIOPHARM Oncology, Inc. *(a)	110,287	1,241,832
		166,237,216
Real Estate 10.5%
Acadia Realty Trust	66,324	2,265,628
AG Mortgage Investment Trust, Inc.	30,727	577,975
Agree Realty Corp.	12,987	426,363
Alexander & Baldwin, Inc.	44,137	1,784,459
Alexander's, Inc.	3,142	1,383,768
Altisource Portfolio Solutions S.A. *(a)	13,782	277,569
Altisource Residential Corp.	57,951	1,196,688
American Assets Trust, Inc.	37,903	1,554,781
American Capital Mortgage Investment Corp.	47,409	874,696
American Homes 4 Rent, Class A	141,763	2,366,024
American Residential Properties, Inc. *	30,700	532,338
Anworth Mortgage Asset Corp.	126,788	663,101
Apollo Commercial Real Estate Finance, Inc.	46,231	790,088
Apollo Residential Mortgage, Inc.	31,571	500,400
ARMOUR Residential REIT, Inc.	364,020	1,157,584
Ashford Hospitality Prime, Inc.	22,716	369,589
Ashford Hospitality Trust, Inc.	76,032	809,741
Associated Estates Realty Corp.	55,240	1,322,998
Aviv REIT, Inc.	23,949	861,685
BioMed Realty Trust, Inc.	193,811	4,310,357
Blackstone Mortgage Trust, Inc., Class A	53,434	1,544,777
Brandywine Realty Trust	179,967	2,852,477
Campus Crest Communities, Inc.	67,386	524,937
Capstead Mortgage Corp.	89,979	1,077,049
CareTrust REIT, Inc.	34,473	438,152
CBL & Associates Properties, Inc.	166,375	3,330,828
Cedar Realty Trust, Inc.	56,921	425,769
Chambers Street Properties	237,810	1,947,664
Chesapeake Lodging Trust	52,733	1,875,186
54    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Chimera Investment Corp.	996,843	3,199,866
Colony Financial, Inc.	109,296	2,755,352
Columbia Property Trust, Inc.	121,090	3,135,020
CoreSite Realty Corp.	20,530	973,943
Corporate Office Properties Trust	89,234	2,623,480
Cousins Properties, Inc.	205,203	2,201,828
CubeSmart	160,369	3,720,561
CyrusOne, Inc.	37,016	1,100,116
CYS Investments, Inc.	159,568	1,450,473
DCT Industrial Trust, Inc.	85,214	3,074,521
DiamondRock Hospitality Co.	190,335	2,756,051
Douglas Emmett, Inc.	133,224	3,846,177
DuPont Fabros Technology, Inc.	65,406	2,047,862
Dynex Capital, Inc.	39,566	329,980
EastGroup Properties, Inc.	29,957	1,887,291
Education Realty Trust, Inc.	46,234	1,620,964
Empire State Realty Trust, Inc., Class A	99,549	1,762,017
EPR Properties	55,905	3,410,764
Equity Commonwealth *	126,717	3,351,665
Equity LifeStyle Properties, Inc.	79,632	4,289,776
Equity One, Inc.	72,508	1,941,764
Excel Trust, Inc.	55,728	763,474
FelCor Lodging Trust, Inc.	106,274	1,144,571
First Industrial Realty Trust, Inc.	106,760	2,271,853
First Potomac Realty Trust	59,759	714,120
Forest City Enterprises, Inc., Class A *	165,488	4,178,572
Forestar Group, Inc. *	36,955	531,413
Franklin Street Properties Corp.	92,271	1,165,383
FRP Holdings, Inc. *	5,893	179,795
Gaming & Leisure Properties, Inc.	87,598	2,965,192
Getty Realty Corp.	27,212	490,904
Government Properties Income Trust	69,410	1,623,500
Hatteras Financial Corp.	93,059	1,707,633
Healthcare Realty Trust, Inc.	97,465	2,781,651
Healthcare Trust of America, Inc., Class A	116,495	3,232,736
Hersha Hospitality Trust	198,357	1,330,975
Highwoods Properties, Inc.	90,131	4,110,875
Home Properties, Inc.	55,512	3,706,536
Hospitality Properties Trust	148,181	4,565,457
Hudson Pacific Properties, Inc.	65,890	2,105,844
Inland Real Estate Corp.	79,716	852,961
Invesco Mortgage Capital, Inc.	118,260	1,888,612
Investors Real Estate Trust	111,289	852,474
iStar Financial, Inc. *	78,986	1,046,565
Kennedy-Wilson Holdings, Inc.	74,908	2,004,538
Kite Realty Group Trust	82,950	2,349,144
LaSalle Hotel Properties	109,881	4,276,569
Lexington Realty Trust	209,768	2,271,787
LTC Properties, Inc.	34,551	1,542,011
Mack-Cali Realty Corp.	81,563	1,534,200
Marcus & Millichap, Inc. *	7,097	262,092
Medical Properties Trust, Inc.	200,847	3,040,824
MFA Financial, Inc.	353,819	2,816,399
Mid-America Apartment Communities, Inc.	72,957	5,287,194
Monmouth Real Estate Investment Corp.	53,214	599,722
National Health Investors, Inc.	33,099	2,355,987
Security	Number of Shares	Value ($)
New Residential Investment Corp.	135,190	2,042,721
New Senior Investment Group, Inc.	64,444	1,085,237
New York Mortgage Trust, Inc. (a)	92,286	729,059
New York REIT, Inc.	154,171	1,601,837
Newcastle Investment Corp.	71,124	344,240
NorthStar Realty Finance Corp.	233,822	4,494,059
Omega Healthcare Investors, Inc.	133,340	5,341,600
One Liberty Properties, Inc.	12,545	297,066
Outfront Media, Inc.	130,332	3,903,443
Parkway Properties, Inc.	77,020	1,356,322
Pebblebrook Hotel Trust	72,915	3,542,211
Pennsylvania Real Estate Investment Trust	66,246	1,509,084
PennyMac Mortgage Investment Trust	76,283	1,635,508
Piedmont Office Realty Trust, Inc., Class A	153,683	2,817,009
Post Properties, Inc.	52,476	2,984,310
Potlatch Corp.	42,840	1,710,601
PS Business Parks, Inc.	18,855	1,568,359
QTS Realty Trust, Inc., Class A	12,243	438,422
RAIT Financial Trust	70,570	520,101
Ramco-Gershenson Properties Trust	77,909	1,458,456
Redwood Trust, Inc.	83,959	1,605,296
Resource Capital Corp.	133,471	671,359
Retail Opportunity Investments Corp.	87,459	1,464,938
Retail Properties of America, Inc., Class A	236,096	3,737,400
Rexford Industrial Realty, Inc.	52,268	838,379
RLJ Lodging Trust	129,080	4,106,035
Rouse Properties, Inc. (a)	36,028	622,564
Ryman Hospitality Properties, Inc.	50,975	3,063,598
Sabra Health Care REIT, Inc.	60,608	1,981,276
Saul Centers, Inc.	12,878	693,738
Select Income REIT	34,630	855,015
Silver Bay Realty Trust Corp.	39,809	643,313
Sovran Self Storage, Inc.	33,273	3,061,781
Spirit Realty Capital, Inc.	390,034	4,777,917
STAG Industrial, Inc.	61,973	1,546,226
Starwood Property Trust, Inc.	222,461	5,428,048
Starwood Waypoint Residential Trust	36,206	911,667
Strategic Hotels & Resorts, Inc. *	265,532	3,483,780
Summit Hotel Properties, Inc.	86,611	1,137,202
Sun Communities, Inc.	49,770	3,363,954
Sunstone Hotel Investors, Inc.	207,443	3,619,880
Tanger Factory Outlet Centers, Inc.	92,808	3,290,044
Tejon Ranch Co. *	14,735	362,186
The Geo Group, Inc.	72,656	3,135,106
The Howard Hughes Corp. *	35,045	5,249,391
The St. Joe Co. *	88,569	1,504,787
Two Harbors Investment Corp.	355,774	3,714,281
Universal Health Realty Income Trust	14,041	713,704
Urstadt Biddle Properties, Inc., Class A	28,682	651,655
Washington Real Estate Investment Trust	68,067	1,929,019
Western Asset Mortgage Capital Corp. (a)	40,015	600,225
See financial notes    55

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Whitestone REIT	23,266	367,137
WP GLIMCHER, Inc.	179,244	3,106,299
		273,690,550
Retailing 4.3%
1-800-Flowers.com, Inc., Class A *	19,637	245,070
Aaron's, Inc.	63,007	1,878,239
Abercrombie & Fitch Co., Class A (a)	71,834	1,777,173
America's Car-Mart, Inc. *	6,873	365,678
American Eagle Outfitters, Inc.	170,657	2,554,735
ANN, Inc. *	44,739	1,606,577
Asbury Automotive Group, Inc. *	28,666	2,255,154
Ascena Retail Group, Inc. *	128,851	1,726,603
Barnes & Noble, Inc. *	43,571	1,084,918
Big Lots, Inc.	51,772	2,470,042
Blue Nile, Inc. *	10,808	324,024
Boot Barn Holdings, Inc. *	4,931	121,352
Brown Shoe Co., Inc.	42,400	1,272,000
Burlington Stores, Inc. *	58,677	3,260,681
Cabela's, Inc. *	46,301	2,520,626
Chico's FAS, Inc.	148,222	2,702,087
Conn's, Inc. *(a)	22,159	572,810
Core-Mark Holding Co., Inc.	22,674	1,594,436
CST Brands, Inc.	75,418	3,139,651
DSW, Inc., Class A	69,926	2,635,511
Express, Inc. *	81,595	1,127,643
Five Below, Inc. *	52,842	1,676,941
Francesca's Holdings Corp. *	38,478	576,785
Fred's, Inc., Class A	34,917	652,250
FTD Cos., Inc. *	19,314	672,127
Genesco, Inc. *	22,916	1,682,722
GNC Holdings, Inc., Class A	88,160	4,239,614
Group 1 Automotive, Inc.	20,862	1,696,915
Guess?, Inc.	63,501	1,150,003
Haverty Furniture Cos., Inc.	22,295	513,900
Hibbett Sports, Inc. *	23,446	1,146,744
HSN, Inc.	31,388	2,120,887
J.C. Penney Co., Inc. *(a)	297,266	2,526,761
Lands' End, Inc. *	13,597	498,602
Liberty TripAdvisor Holdings, Inc., Class A *	67,558	2,231,441
Liberty Ventures, Series A *	133,104	5,348,119
Lithia Motors, Inc., Class A	23,165	2,188,166
Lumber Liquidators Holdings, Inc. *(a)	26,172	1,357,280
MarineMax, Inc. *	24,407	618,717
Mattress Firm Holding Corp. *(a)	13,869	844,761
Monro Muffler Brake, Inc.	30,428	1,924,267
Murphy USA, Inc. *	41,941	2,977,392
Nutrisystem, Inc.	31,200	536,952
Office Depot, Inc. *	471,547	4,418,395
Orbitz Worldwide, Inc. *	92,292	1,068,741
Outerwall, Inc. (a)	18,909	1,220,009
Overstock.com, Inc. *	15,679	356,227
Penske Automotive Group, Inc.	42,703	2,106,539
PetMed Express, Inc. (a)	19,731	303,660
Pier 1 Imports, Inc.	90,423	1,090,501
Pool Corp.	42,894	2,966,978
Rent-A-Center, Inc.	52,586	1,451,374
Security	Number of Shares	Value ($)
Restoration Hardware Holdings, Inc. *	35,587	3,135,215
Sears Holdings Corp. *(a)	47,971	1,803,710
Sears Hometown & Outlet Stores, Inc. *	7,744	102,918
Select Comfort Corp. *	52,527	1,686,117
Shoe Carnival, Inc.	15,836	388,615
Shutterfly, Inc. *	37,353	1,793,317
Sonic Automotive, Inc., Class A	32,256	797,691
Stage Stores, Inc.	33,745	722,818
Stein Mart, Inc.	28,236	464,200
Systemax, Inc. *	9,283	111,674
The Buckle, Inc. (a)	28,046	1,410,714
The Cato Corp., Class A	25,921	1,149,337
The Children's Place, Inc.	21,290	1,213,317
The Container Store Group, Inc. *(a)	11,685	215,238
The Finish Line, Inc., Class A	45,680	1,118,246
The Men's Wearhouse, Inc.	44,052	2,210,970
The Michaels Cos., Inc. *	50,136	1,413,835
The Pep Boys-Manny, Moe & Jack *	55,607	493,790
Tile Shop Holdings, Inc. *(a)	19,817	218,780
Travelport Worldwide Ltd. (a)	28,784	458,817
Tuesday Morning Corp. *	44,650	847,457
Vitamin Shoppe, Inc. *	29,923	1,268,735
Wayfair, Inc., Class A *(a)	10,454	244,101
Weyco Group, Inc.	5,063	136,397
Winmark Corp.	2,012	165,185
zulily, Inc., Class A *(a)	17,863	250,261
Zumiez, Inc. *	22,055	856,175
		112,076,410
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	38,597	1,027,452
Advanced Micro Devices, Inc. *(a)	603,904	1,878,141
Amkor Technology, Inc. *	110,090	1,071,176
Applied Micro Circuits Corp. *	78,107	424,902
Atmel Corp. *	406,241	3,388,050
Brooks Automation, Inc.	70,159	841,908
Cabot Microelectronics Corp. *	25,689	1,330,947
Cavium, Inc. *	53,367	3,655,106
CEVA, Inc. *	23,191	461,733
Cirrus Logic, Inc. *	62,949	1,895,394
Cohu, Inc.	22,525	245,297
Cypress Semiconductor Corp. *(a)	142,499	2,101,860
Diodes, Inc. *	34,830	992,307
Entegris, Inc. *	140,033	1,877,843
Exar Corp. *	42,436	454,914
Fairchild Semiconductor International, Inc. *	116,643	2,034,254
FormFactor, Inc. *	58,047	570,022
Inphi Corp. *	26,123	486,933
Integrated Device Technology, Inc. *	146,827	3,030,509
Integrated Silicon Solution, Inc.	30,971	509,163
Intersil Corp., Class A	123,983	1,932,895
IXYS Corp.	25,340	303,320
Kulicke & Soffa Industries, Inc. *	72,583	1,161,328
Lattice Semiconductor Corp. *	122,092	820,458
M/A-COM Technology Solutions Holdings, Inc. *	19,700	664,284
Micrel, Inc.	41,506	619,685
Microsemi Corp. *	90,826	2,928,230
56    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MKS Instruments, Inc.	53,706	1,899,044
Monolithic Power Systems, Inc.	36,946	1,948,163
Nanometrics, Inc. *	23,344	417,391
OmniVision Technologies, Inc. *	56,272	1,508,652
ON Semiconductor Corp. *	428,389	5,461,960
PDF Solutions, Inc. *	27,236	494,061
Photronics, Inc. *	66,420	551,950
PMC-Sierra, Inc. *	198,556	1,886,282
Power Integrations, Inc.	29,054	1,593,902
Qorvo, Inc. *	142,421	9,884,017
Rambus, Inc. *	108,095	1,297,140
Rudolph Technologies, Inc. *	31,315	386,114
Semtech Corp. *	63,847	1,847,094
Silicon Image, Inc. *	77,470	564,756
Silicon Laboratories, Inc. *	37,969	1,922,750
Spansion, Inc., Class A *	60,054	2,166,748
SunEdison Semiconductor Ltd. *	22,543	542,385
SunEdison, Inc. *	248,401	5,499,598
SunPower Corp. *(a)	48,812	1,594,200
Synaptics, Inc. *	35,794	3,076,494
Teradyne, Inc.	208,574	4,029,650
Tessera Technologies, Inc.	47,768	1,913,586
Ultratech, Inc. *	25,800	465,432
Veeco Instruments, Inc. *	40,349	1,230,241
		88,889,721
Software & Services 8.6%
A10 Networks, Inc. *	20,091	86,994
ACI Worldwide, Inc. *	114,006	2,263,019
Actua Corp. *	37,598	630,142
Acxiom Corp. *	77,999	1,559,980
Advent Software, Inc.	44,464	1,963,975
Angie's List, Inc. *	43,539	293,453
AOL, Inc. *	76,534	3,102,688
Aspen Technology, Inc. *	89,288	3,446,963
Bankrate, Inc. *	57,711	736,392
Barracuda Networks, Inc. *	9,249	352,294
Bazaarvoice, Inc. *(a)	57,018	527,417
Benefitfocus, Inc. *(a)	3,988	129,849
Blackbaud, Inc.	44,435	2,017,349
Blackhawk Network Holdings, Inc. *(a)	10,797	399,921
Blackhawk Network Holdings, Inc., Class B *	38,625	1,416,765
Blucora, Inc. *	44,067	653,073
Booz Allen Hamilton Holding Corp.	96,052	2,858,508
Bottomline Technologies (de), Inc. *	41,953	1,110,915
Broadridge Financial Solutions, Inc.	119,423	6,356,886
BroadSoft, Inc. *	26,701	840,013
CACI International, Inc., Class A *	23,570	2,057,425
Carbonite, Inc. *	11,918	179,604
Cardtronics, Inc. *	44,603	1,632,024
Cass Information Systems, Inc.	9,560	479,912
ChannelAdvisor Corp. *	19,446	192,321
Ciber, Inc. *	63,468	248,795
CommVault Systems, Inc. *	41,353	1,996,109
comScore, Inc. *	32,727	1,688,386
Comverse, Inc. *	24,218	434,471
Constant Contact, Inc. *	30,018	1,240,644
Convergys Corp.	98,052	2,191,462
CoreLogic, Inc. *	88,325	2,944,755
Security	Number of Shares	Value ($)
Cornerstone OnDemand, Inc. *	46,013	1,470,806
CoStar Group, Inc. *	32,095	6,392,040
Coupons.com, Inc. *(a)	16,370	159,608
CSG Systems International, Inc.	35,557	1,063,510
Cvent, Inc. *(a)	17,874	517,452
Dealertrack Technologies, Inc. *	42,508	1,690,543
Demandware, Inc. *	31,357	1,981,449
Dice Holdings, Inc. *	34,112	298,821
DST Systems, Inc.	29,226	3,106,432
E2open, Inc. *	15,332	131,395
EarthLink Holdings Corp.	105,572	450,792
Ebix, Inc. (a)	28,434	747,246
Ellie Mae, Inc. *	25,477	1,346,459
Endurance International Group Holdings, Inc. *(a)	42,690	794,888
EnerNOC, Inc. *	25,985	350,538
Envestnet, Inc. *	34,289	1,847,491
EPAM Systems, Inc. *	22,312	1,376,204
Epiq Systems, Inc.	35,824	630,502
ePlus, Inc. *	5,643	469,328
Euronet Worldwide, Inc. *	48,198	2,723,187
EVERTEC, Inc.	62,719	1,307,691
Everyday Health, Inc. *	7,348	105,076
ExlService Holdings, Inc. *	32,772	1,143,743
Fair Isaac Corp.	30,999	2,638,635
Five9, Inc. *(a)	10,730	41,847
Forrester Research, Inc.	11,241	422,886
Fortinet, Inc. *	138,152	4,643,289
Genpact Ltd. *	151,784	3,372,640
Gigamon, Inc. *	24,110	483,647
Global Cash Access Holdings, Inc. *	55,591	395,252
Gogo, Inc. *(a)	51,472	925,467
GrubHub, Inc. *	16,858	708,205
Guidewire Software, Inc. *	70,288	3,912,230
Heartland Payment Systems, Inc.	34,971	1,714,628
HomeAway, Inc. *	88,341	2,738,129
HubSpot, Inc. *(a)	4,959	203,765
IGATE Corp. *	34,506	1,476,857
Imperva, Inc. *	21,523	992,210
Infoblox, Inc. *	48,094	1,118,185
Informatica Corp. *	107,045	4,597,048
Interactive Intelligence Group, Inc. *	15,291	648,950
Internap Corp. *	51,977	494,821
Intralinks Holdings, Inc. *	38,609	400,375
j2 Global, Inc.	44,347	2,982,336
Jive Software, Inc. *	42,364	214,362
Leidos Holdings, Inc.	61,046	2,748,291
Liquidity Services, Inc. *	28,242	279,031
LivePerson, Inc. *	51,121	589,681
LogMeIn, Inc. *	22,485	1,184,959
Manhattan Associates, Inc. *	72,766	3,627,385
ManTech International Corp., Class A	22,021	728,895
Marketo, Inc. *	26,729	747,076
MAXIMUS, Inc.	65,184	3,860,848
Mentor Graphics Corp.	96,866	2,272,476
MicroStrategy, Inc., Class A *	8,852	1,578,666
MoneyGram International, Inc. *	30,891	262,419
Monotype Imaging Holdings, Inc.	37,028	1,185,266
Monster Worldwide, Inc. *	74,420	500,102
NetScout Systems, Inc. *	37,643	1,517,766
NeuStar, Inc., Class A *(a)	54,594	1,447,833
See financial notes    57

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NIC, Inc.	66,253	1,159,427
OPOWER, Inc. *(a)	6,472	97,209
Pandora Media, Inc. *	176,130	2,606,724
Paycom Software, Inc. *	11,568	368,788
Pegasystems, Inc.	34,620	685,130
Perficient, Inc. *	36,760	730,789
Progress Software Corp. *	47,780	1,306,305
Proofpoint, Inc. *	34,480	1,952,947
PROS Holdings, Inc. *	22,427	548,789
PTC, Inc. *	113,200	3,922,946
Q2 Holdings, Inc. *	8,312	164,661
Qlik Technologies, Inc. *	87,392	2,834,996
Qualys, Inc. *	20,783	956,641
RealNetworks, Inc. *	22,944	163,132
RealPage, Inc. *	48,864	988,519
RetailMeNot, Inc. *	46,343	807,758
Rocket Fuel, Inc. *(a)	18,044	176,290
Rovi Corp. *	91,081	2,266,095
Science Applications International Corp.	38,711	2,116,717
SciQuest, Inc. *	33,343	580,502
ServiceSource International, Inc. *	65,339	243,061
Shutterstock, Inc. *	14,751	834,169
Silver Spring Networks, Inc. *(a)	28,057	276,081
SolarWinds, Inc. *	65,987	3,347,521
Splunk, Inc. *	116,452	7,831,397
SPS Commerce, Inc. *	15,614	1,072,682
SS&C Technologies Holdings, Inc.	65,787	3,991,955
Stamps.com, Inc. *	14,876	833,949
Sykes Enterprises, Inc. *	37,070	861,878
Synchronoss Technologies, Inc. *	34,119	1,510,107
Syntel, Inc. *	29,440	1,454,336
Tableau Software, Inc., Class A *	38,282	3,598,891
Take-Two Interactive Software, Inc. *	80,953	2,144,445
Tangoe, Inc. *	35,372	438,967
TeleTech Holdings, Inc. *	16,755	407,147
Textura Corp. *(a)	18,851	531,787
The Rubicon Project, Inc. *	7,168	134,973
The Ultimate Software Group, Inc. *	27,480	4,524,445
TiVo, Inc. *	117,351	1,311,984
TrueCar, Inc. *(a)	15,309	304,649
Tyler Technologies, Inc. *	32,381	3,865,320
Unisys Corp. *	48,386	1,095,459
Varonis Systems, Inc. *(a)	5,190	160,319
VASCO Data Security International, Inc. *(a)	27,172	696,147
VeriFone Systems, Inc. *	110,030	3,871,956
Verint Systems, Inc. *	59,603	3,628,333
VirnetX Holding Corp. *(a)	44,612	336,821
Virtusa Corp. *	26,907	1,059,060
Web.com Group, Inc. *	53,899	962,097
WebMD Health Corp. *	34,251	1,508,757
WEX, Inc. *	37,623	4,025,285
XO Group, Inc. *	26,798	415,905
Xoom Corp. *(a)	29,101	496,172
Yelp, Inc. *	59,633	2,862,384
Zendesk, Inc. *(a)	11,423	282,377
Zillow Group, Inc., Class A *(a)	39,981	4,587,820
Zynga, Inc., Class A *	636,221	1,463,308
		225,200,472
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.2%
ADTRAN, Inc.	51,919	1,117,816
Aerohive Networks, Inc. *(a)	7,836	37,221
Anixter International, Inc. *	27,061	2,134,842
Arista Networks, Inc. *(a)	6,705	464,053
ARRIS Group, Inc. *	131,232	3,855,596
Aruba Networks, Inc. *	103,793	2,575,104
AVX Corp.	49,735	708,724
Badger Meter, Inc.	13,956	815,030
Belden, Inc.	41,771	3,708,429
Benchmark Electronics, Inc. *	53,441	1,253,726
Black Box Corp.	17,789	391,180
Brocade Communications Systems, Inc.	429,289	5,318,891
CalAmp Corp. *	35,891	687,313
Calix, Inc. *	46,893	409,845
CDW Corp.	117,011	4,403,124
Checkpoint Systems, Inc. *	42,663	575,951
Ciena Corp. *	103,655	2,168,463
Cognex Corp. *	83,951	3,751,770
Coherent, Inc. *	23,860	1,532,766
CommScope Holding Co., Inc. *	82,201	2,589,331
Comtech Telecommunications Corp.	15,109	539,996
Control4 Corp. *(a)	14,943	193,960
Cray, Inc. *	43,720	1,305,916
CTS Corp.	29,918	522,368
Daktronics, Inc.	38,224	391,032
Diebold, Inc.	64,759	2,311,896
Dolby Laboratories, Inc., Class A	41,850	1,693,670
DTS, Inc. *	19,402	571,777
EchoStar Corp., Class A *	41,334	2,246,503
Electro Rent Corp.	18,782	242,663
Electronics For Imaging, Inc. *	47,559	1,930,895
Emulex Corp. *	61,972	492,677
Extreme Networks, Inc. *	100,463	356,644
Fabrinet *	26,366	473,270
FARO Technologies, Inc. *	16,529	991,244
FEI Co.	40,655	3,211,338
Finisar Corp. *	95,300	2,002,253
GSI Group, Inc. *	26,412	347,318
Harmonic, Inc. *	89,534	699,261
II-VI, Inc. *	48,783	853,215
Infinera Corp. *	124,217	2,117,900
Ingram Micro, Inc., Class A *	150,639	3,722,290
Insight Enterprises, Inc. *	37,979	998,848
InterDigital, Inc.	35,933	1,899,778
InvenSense, Inc. *(a)	70,205	1,170,317
IPG Photonics Corp. *	34,293	3,288,699
Itron, Inc. *	37,962	1,384,854
Ixia *	58,281	663,238
JDS Uniphase Corp. *	223,691	3,080,225
Knowles Corp. *(a)	82,590	1,581,599
Lexmark International, Inc., Class A	60,162	2,566,511
Littelfuse, Inc.	22,162	2,223,292
Maxwell Technologies, Inc. *(a)	31,235	235,512
Methode Electronics, Inc.	36,079	1,403,112
MTS Systems Corp.	15,241	1,104,210
NETGEAR, Inc. *	34,042	1,097,514
Newport Corp. *	40,131	801,015
Nimble Storage, Inc. *(a)	27,745	700,839
58    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
OSI Systems, Inc. *	17,877	1,295,546
Palo Alto Networks, Inc. *	65,723	9,347,125
Park Electrochemical Corp.	21,455	465,788
PC Connection, Inc.	19,479	499,052
Plantronics, Inc.	41,046	2,070,360
Plexus Corp. *	31,904	1,284,136
Polycom, Inc. *	131,363	1,815,437
QLogic Corp. *	85,521	1,283,670
Quantum Corp. *	246,169	401,255
RealD, Inc. *	46,201	603,385
Riverbed Technology, Inc. *	150,052	3,142,089
Rofin-Sinar Technologies, Inc. *	26,224	628,589
Rogers Corp. *	17,458	1,366,612
Ruckus Wireless, Inc. *	55,441	701,883
Sanmina Corp. *	78,611	1,784,470
ScanSource, Inc. *	28,966	1,053,204
ShoreTel, Inc. *	59,647	444,370
Silicon Graphics International Corp. *	36,321	335,243
Sonus Networks, Inc. *	49,665	847,285
Super Micro Computer, Inc. *	34,902	1,402,362
SYNNEX Corp.	27,058	2,063,173
Tech Data Corp. *	36,917	2,196,561
TTM Technologies, Inc. *	57,393	505,632
Ubiquiti Networks, Inc. (a)	25,158	795,999
Universal Display Corp. *	39,747	1,366,899
ViaSat, Inc. *	41,373	2,703,312
Vishay Intertechnology, Inc.	130,261	1,854,917
Zebra Technologies Corp., Class A *	51,242	4,665,584
		136,840,762
Telecommunication Services 0.5%
8x8, Inc. *	90,734	672,339
Atlantic Tele-Network, Inc.	10,533	724,986
Cincinnati Bell, Inc. *	215,669	722,491
Cogent Communications Holdings, Inc.	40,823	1,499,021
Consolidated Communications Holdings, Inc.	43,629	928,425
FairPoint Communications, Inc. *	21,762	367,995
General Communication, Inc., Class A *	29,671	411,537
Globalstar, Inc. *(a)	250,414	646,068
IDT Corp., Class B	19,335	407,002
inContact, Inc. *	58,281	682,470
Intelsat S.A. *	14,040	173,675
Iridium Communications, Inc. *	79,823	764,704
NTELOS Holdings Corp.	23,253	105,104
Premiere Global Services, Inc. *	45,068	438,962
RingCentral, Inc., Class A *	32,527	512,951
Shenandoah Telecommunications Co.	21,566	627,355
Spok Holdings, Inc.	19,726	366,706
Telephone & Data Systems, Inc.	92,266	2,347,247
United States Cellular Corp. *	14,764	559,999
Vonage Holdings Corp. *	164,431	746,517
		13,705,554
Security	Number of Shares	Value ($)
Transportation 2.5%
Air Transport Services Group, Inc. *	51,629	464,145
Alaska Air Group, Inc.	129,609	8,249,613
Allegiant Travel Co.	13,768	2,528,080
AMERCO *	6,085	1,988,700
ArcBest Corp.	23,031	964,538
Atlas Air Worldwide Holdings, Inc. *	24,102	1,093,026
Celadon Group, Inc.	22,310	585,637
Con-way, Inc.	55,384	2,446,311
Echo Global Logistics, Inc. *	15,751	457,409
Forward Air Corp.	29,195	1,561,932
Hawaiian Holdings, Inc. *	50,950	943,084
Heartland Express, Inc.	54,057	1,360,615
Hub Group, Inc., Class A *	35,370	1,427,887
JetBlue Airways Corp. *	241,299	4,147,930
Knight Transportation, Inc.	60,553	2,001,882
Landstar System, Inc.	43,180	3,032,100
Marten Transport Ltd.	23,948	555,354
Matson, Inc.	41,945	1,655,569
Old Dominion Freight Line, Inc. *	67,446	5,268,882
Park-Ohio Holdings Corp.	9,193	530,896
Patriot Transportation Holding, Inc. *	1,964	44,249
Republic Airways Holdings, Inc. *	52,715	678,442
Roadrunner Transportation Systems, Inc. *	26,572	682,103
Ryder System, Inc.	52,702	4,953,461
Saia, Inc. *	23,895	1,099,887
SkyWest, Inc.	49,911	729,699
Spirit Airlines, Inc. *	71,495	5,560,881
Swift Transportation Co. *	82,289	2,327,133
Universal Truckload Services, Inc.	7,492	191,421
UTi Worldwide, Inc. *	90,237	1,180,300
Virgin America, Inc. *	12,850	450,264
Werner Enterprises, Inc.	42,299	1,356,529
Wesco Aircraft Holdings, Inc. *	51,544	773,675
XPO Logistics, Inc. *	65,433	2,888,867
		64,180,501
Utilities 3.1%
ALLETE, Inc.	37,998	2,083,810
American States Water Co.	37,971	1,523,776
Atmos Energy Corp.	99,782	5,292,437
Avista Corp.	54,647	1,863,463
Black Hills Corp.	43,099	2,190,722
California Water Service Group	45,339	1,152,971
Chesapeake Utilities Corp.	14,356	677,603
Cleco Corp.	60,119	3,272,277
Connecticut Water Service, Inc.	10,780	399,938
Dynegy, Inc. *	99,667	2,777,719
El Paso Electric Co.	40,722	1,540,106
Great Plains Energy, Inc.	149,157	3,969,068
Hawaiian Electric Industries, Inc.	100,900	3,334,745
IDACORP, Inc.	50,201	3,143,587
MGE Energy, Inc.	35,325	1,522,154
Middlesex Water Co.	15,962	371,276
New Jersey Resources Corp.	40,908	2,560,023
Northwest Natural Gas Co.	25,763	1,217,302
NorthWestern Corp.	44,579	2,415,736
NRG Yield, Inc., Class A (a)	33,059	1,696,257
See financial notes    59

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ONE Gas, Inc.	50,187	2,088,281
Ormat Technologies, Inc. (a)	36,205	1,234,591
Otter Tail Corp.	35,051	1,146,869
Pattern Energy Group, Inc.	44,947	1,250,426
Piedmont Natural Gas Co., Inc.	77,885	2,905,111
PNM Resources, Inc.	79,220	2,261,731
Portland General Electric Co.	76,635	2,857,719
Questar Corp.	174,128	4,071,113
SJW Corp.	14,368	477,592
South Jersey Industries, Inc.	32,209	1,825,606
Southwest Gas Corp.	44,570	2,552,078
TerraForm Power, Inc., Class A	31,059	1,078,679
The Empire District Electric Co.	40,761	1,033,291
The Laclede Group, Inc.	41,860	2,166,674
UIL Holdings Corp.	54,366	2,748,201
Unitil Corp.	12,382	420,740
Vectren Corp.	82,008	3,661,657
Vivint Solar, Inc. *(a)	21,084	170,148
WGL Holdings, Inc.	47,887	2,554,772
		79,510,249
Total Common Stock
(Cost $2,135,145,714)		2,598,343,126

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc., CVR *(b)(c)	5,521	—
Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	45,801	115,419
Total Rights
(Cost $115,418)		115,419

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)(c)	11,911	—
Total Warrants
(Cost $—)		—

Other Investment Companies 3.7% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	4,939,225	4,939,225
Securities Lending Collateral 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	92,200,233	92,200,233
Total Other Investment Companies
(Cost $97,139,458)		97,139,458
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.00%, 03/19/15 (e)(f)	180,000	179,999
0.01%, 03/19/15 (e)(f)	235,000	234,999
Total Short-Term Investments
(Cost $414,999)		414,998

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $2,234,792,818 and the unrealized appreciation and depreciation were $568,535,723 and ($107,315,540), respectively, with a net unrealized appreciation of $461,220,183.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $88,289,290. Non-Cash Collateral pledged to the fund for securities on loan amounted to $533,022.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 03/20/15	75	9,237,000	31,631
60    See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	2,552,651,633	2,817,710,952
0.0%	Other Investment Companies	1,112,210	1,161,996
99.7%	Total Investments	2,553,763,843	2,818,872,948
0.3%	Other Assets and Liabilities, Net		7,503,302
100.0%	Net Assets		2,826,376,250

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Banks 0.1%
First Financial Bancorp	43,395	756,375
Umpqua Holdings Corp.	139,244	2,303,096
		3,059,471
Capital Goods 13.6%
3M Co.	414,107	69,839,146
Eaton Corp. plc	302,936	21,511,485
Emerson Electric Co.	446,806	25,879,004
Fastenal Co.	174,053	7,231,902
General Dynamics Corp.	203,300	28,213,974
Illinois Tool Works, Inc.	232,263	22,961,520
Lockheed Martin Corp.	172,384	34,485,419
Northrop Grumman Corp.	133,104	22,056,664
Raytheon Co.	197,773	21,511,769
The Boeing Co.	428,271	64,604,680
United Technologies Corp.	543,501	66,258,207
		384,553,770
Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	125,748	2,398,014
Consumer Durables & Apparel 0.7%
Garmin Ltd.	76,745	3,808,854
Hasbro, Inc.	74,456	4,639,726
Leggett & Platt, Inc.	87,906	3,960,165
Mattel, Inc.	215,641	5,675,671
Tupperware Brands Corp.	31,386	2,240,961
		20,325,377
Security	Number of Shares	Value ($)
Consumer Services 2.8%
Cracker Barrel Old Country Store, Inc.	14,881	2,247,477
Darden Restaurants, Inc.	84,548	5,411,072
H&R Block, Inc.	175,499	5,993,291
International Game Technology	162,102	2,891,900
McDonald's Corp.	627,539	62,063,607
		78,607,347
Diversified Financials 0.7%
Federated Investors, Inc., Class B	60,014	1,976,261
T. Rowe Price Group, Inc.	167,624	13,845,743
Waddell & Reed Financial, Inc., Class A	54,333	2,687,310
		18,509,314
Energy 11.7%
Chevron Corp.	1,173,560	125,195,381
ConocoPhillips	785,303	51,201,756
Exxon Mobil Corp.	1,387,490	122,848,365
Helmerich & Payne, Inc.	68,526	4,595,353
HollyFrontier Corp.	125,938	5,540,013
RPC, Inc.	36,287	487,697
The Williams Cos., Inc.	428,586	21,017,857
		330,886,422
Food & Staples Retailing 3.5%
Sysco Corp.	373,961	14,580,739
Wal-Mart Stores, Inc.	1,008,358	84,631,487
		99,212,226
Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	1,266,152	71,271,696
B&G Foods, Inc.	33,485	959,345
Campbell Soup Co.	113,792	5,301,569
ConAgra Foods, Inc.	268,927	9,407,066
Flowers Foods, Inc.	118,326	2,560,575
General Mills, Inc.	392,232	21,098,159
Kellogg Co.	163,001	10,510,305
PepsiCo, Inc.	962,548	95,273,001
Reynolds American, Inc.	197,483	14,933,665
The Coca-Cola Co.	2,520,653	109,144,275
Universal Corp.	15,075	722,243
		341,181,899
Health Care Equipment & Services 1.2%
Baxter International, Inc.	346,816	23,982,326
Computer Programs & Systems, Inc.	7,293	383,612
Meridian Bioscience, Inc.	25,193	498,821
Owens & Minor, Inc.	39,409	1,405,325
Quest Diagnostics, Inc.	92,205	6,467,259
		32,737,343
Household & Personal Products 6.7%
Colgate-Palmolive Co.	548,481	38,843,424
Kimberly-Clark Corp.	238,135	26,113,884
See financial notes    61

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Clorox Co.	81,668	8,872,412
The Procter & Gamble Co.	1,366,750	116,351,427
		190,181,147
Insurance 1.0%
Aflac, Inc.	287,899	17,921,713
Arthur J. Gallagher & Co.	101,974	4,791,758
Mercury General Corp.	22,317	1,216,946
PartnerRe Ltd.	32,027	3,667,091
Safety Insurance Group, Inc.	8,375	489,938
		28,087,446
Materials 4.3%
Air Products & Chemicals, Inc.	122,854	19,182,424
Compass Minerals International, Inc.	21,488	1,948,317
E.I. du Pont de Nemours & Co.	584,036	45,467,203
International Paper Co.	272,080	15,348,033
Schweitzer-Mauduit International, Inc.	21,609	1,011,733
Sonoco Products Co.	64,351	3,013,557
The Dow Chemical Co.	717,227	35,316,257
		121,287,524
Media 0.7%
Gannett Co., Inc.	142,265	5,036,181
Meredith Corp.	23,852	1,279,421
Omnicom Group, Inc.	159,806	12,710,969
		19,026,571
Pharmaceuticals, Biotechnology & Life Sciences 10.4%
Eli Lilly & Co.	627,606	44,039,113
Johnson & Johnson	1,157,614	118,667,011
Pfizer, Inc.	3,859,952	132,473,553
		295,179,677
Retailing 5.2%
American Eagle Outfitters, Inc.	111,814	1,673,856
Genuine Parts Co.	97,623	9,379,618
Staples, Inc.	408,247	6,844,261
Target Corp.	404,983	31,114,844
The Home Depot, Inc.	859,502	98,627,854
		147,640,433
Semiconductors & Semiconductor Equipment 6.5%
Analog Devices, Inc.	200,555	11,740,490
Intel Corp.	3,162,689	105,159,409
Linear Technology Corp.	152,130	7,330,384
Maxim Integrated Products, Inc.	180,245	6,199,527
Microchip Technology, Inc.	127,197	6,521,390
Texas Instruments, Inc.	681,890	40,095,132
Xilinx, Inc.	172,746	7,319,248
		184,365,580
Software & Services 5.6%
Automatic Data Processing, Inc.	307,844	27,348,861
CA, Inc.	202,641	6,589,885
Security	Number of Shares	Value ($)
Microsoft Corp.	2,622,868	115,012,762
Paychex, Inc.	208,300	10,380,631
		159,332,139
Technology Hardware & Equipment 0.2%
Harris Corp.	66,854	5,193,219
Telecommunication Services 8.7%
AT&T, Inc.	3,311,109	114,431,927
Verizon Communications, Inc.	2,646,884	130,888,414
		245,320,341
Transportation 3.4%
C.H. Robinson Worldwide, Inc.	93,458	6,943,929
CSX Corp.	640,000	21,958,400
Norfolk Southern Corp.	198,223	21,638,023
United Parcel Service, Inc., Class B	449,034	45,680,229
		96,220,581
Utilities 0.5%
Alliant Energy Corp.	70,466	4,481,637
Questar Corp.	111,099	2,597,495
Wisconsin Energy Corp.	143,703	7,325,979
		14,405,111
Total Common Stock
(Cost $2,552,651,633)		2,817,710,952

Other Investment Companies 0.0% of net assets
Equity Fund 0.0%
Vanguard Dividend Appreciation ETF	5,000	414,000
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	747,996	747,996
Total Other Investment Companies
(Cost $1,112,210)		1,161,996

End of Investments

At 02/28/15, the tax basis cost of the fund's investments was $2,554,092,929 and the unrealized appreciation and depreciation were $292,369,686 and ($27,589,667), respectively, with a net unrealized appreciation of $264,780,019.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
62    See financial notes

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date	4/14/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, , this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	4/14/15

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	4/14/15